UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)    (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$66	0.61%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

•  Security selection in high yield corporate credit was beneficial, led by select names in the communications and finance company space.

•  Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in technology, energy and basic industry were beneficial.

•  Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in asset-backed securities and collateralized loan obligations.

•  Holdings of defensive, reserve-like positions were laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,039	$10,098	$10,099
11/2014	$10,059	$10,170	$10,174
12/2014	$9,933	$10,179	$10,182
01/2015	$9,847	$10,393	$10,451
02/2015	$9,969	$10,295	$10,318
03/2015	$9,862	$10,343	$10,369
04/2015	$10,005	$10,306	$10,314
05/2015	$9,962	$10,281	$10,279
06/2015	$9,790	$10,169	$10,152
07/2015	$9,683	$10,240	$10,226
08/2015	$9,533	$10,225	$10,202
09/2015	$9,404	$10,294	$10,273
10/2015	$9,633	$10,296	$10,274
11/2015	$9,504	$10,269	$10,241
12/2015	$9,334	$10,235	$10,197
01/2016	$9,166	$10,376	$10,340
02/2016	$9,204	$10,450	$10,428
03/2016	$9,616	$10,546	$10,550
04/2016	$9,845	$10,586	$10,601
05/2016	$9,838	$10,589	$10,599
06/2016	$9,983	$10,779	$10,832
07/2016	$10,204	$10,847	$10,918
08/2016	$10,296	$10,835	$10,896
09/2016	$10,319	$10,829	$10,876
10/2016	$10,235	$10,746	$10,770
11/2016	$10,143	$10,492	$10,485
12/2016	$10,262	$10,506	$10,507
01/2017	$10,467	$10,527	$10,537
02/2017	$10,586	$10,598	$10,617
03/2017	$10,586	$10,592	$10,608
04/2017	$10,657	$10,674	$10,695
05/2017	$10,752	$10,756	$10,784
06/2017	$10,855	$10,745	$10,787
07/2017	$10,973	$10,792	$10,832
08/2017	$10,981	$10,888	$10,937
09/2017	$11,036	$10,836	$10,874
10/2017	$11,036	$10,843	$10,884
11/2017	$11,060	$10,829	$10,871
12/2017	$11,124	$10,879	$10,928
01/2018	$11,199	$10,753	$10,802
02/2018	$11,073	$10,651	$10,685
03/2018	$11,065	$10,720	$10,755
04/2018	$11,040	$10,640	$10,663
05/2018	$11,015	$10,716	$10,740
06/2018	$11,015	$10,703	$10,719
07/2018	$11,115	$10,705	$10,728
08/2018	$11,140	$10,774	$10,798
09/2018	$11,190	$10,705	$10,726
10/2018	$10,965	$10,620	$10,633
11/2018	$10,898	$10,683	$10,683
12/2018	$10,783	$10,880	$10,882
01/2019	$11,145	$10,995	$11,010
02/2019	$11,259	$10,989	$11,003
03/2019	$11,374	$11,200	$11,237
04/2019	$11,471	$11,203	$11,243
05/2019	$11,427	$11,402	$11,463
06/2019	$11,727	$11,545	$11,633
07/2019	$11,744	$11,570	$11,651
08/2019	$11,841	$11,870	$12,031
09/2019	$11,894	$11,807	$11,940
10/2019	$12,009	$11,842	$11,973
11/2019	$11,973	$11,836	$11,962
12/2019	$12,244	$11,828	$11,939
01/2020	$12,327	$12,056	$12,223
02/2020	$12,143	$12,273	$12,479
03/2020	$10,654	$12,200	$12,341
04/2020	$11,022	$12,417	$12,615
05/2020	$11,408	$12,475	$12,688
06/2020	$11,628	$12,554	$12,799
07/2020	$12,097	$12,741	$13,056
08/2020	$12,180	$12,638	$12,905
09/2020	$12,106	$12,632	$12,899
10/2020	$12,051	$12,575	$12,821
11/2020	$12,695	$12,698	$12,992
12/2020	$12,903	$12,716	$13,004
01/2021	$12,844	$12,625	$12,868
02/2021	$12,776	$12,443	$12,643
03/2021	$12,766	$12,287	$12,447
04/2021	$12,932	$12,384	$12,557
05/2021	$13,020	$12,425	$12,621
06/2021	$13,196	$12,512	$12,749
07/2021	$13,284	$12,652	$12,917
08/2021	$13,343	$12,628	$12,891
09/2021	$13,206	$12,518	$12,753
10/2021	$13,255	$12,515	$12,759
11/2021	$13,128	$12,552	$12,818
12/2021	$13,274	$12,520	$12,777
01/2022	$12,963	$12,250	$12,465
02/2022	$12,766	$12,114	$12,319
03/2022	$12,610	$11,777	$11,968
04/2022	$12,185	$11,330	$11,493
05/2022	$12,195	$11,403	$11,548
06/2022	$11,728	$11,224	$11,365
07/2022	$12,050	$11,498	$11,611
08/2022	$11,863	$11,174	$11,309
09/2022	$11,406	$10,691	$10,847
10/2022	$11,365	$10,552	$10,713
11/2022	$11,738	$10,940	$11,095
12/2022	$11,715	$10,891	$11,042
01/2023	$12,179	$11,226	$11,375
02/2023	$11,915	$10,936	$11,080
03/2023	$12,105	$11,214	$11,392
04/2023	$12,158	$11,282	$11,464
05/2023	$11,968	$11,159	$11,322
06/2023	$12,031	$11,119	$11,286
07/2023	$12,126	$11,111	$11,277
08/2023	$12,052	$11,040	$11,210
09/2023	$11,778	$10,760	$10,948
10/2023	$11,557	$10,590	$10,792
11/2023	$12,137	$11,069	$11,259
12/2023	$12,676	$11,493	$11,674
01/2024	$12,687	$11,462	$11,647
02/2024	$12,588	$11,300	$11,489
03/2024	$12,742	$11,404	$11,589
04/2024	$12,434	$11,116	$11,314
05/2024	$12,665	$11,304	$11,495
06/2024	$12,786	$11,411	$11,595
07/2024	$13,061	$11,678	$11,855
08/2024	$13,303	$11,846	$12,019
09/2024	$13,545	$12,004	$12,186

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Class	15.00%	2.63%	3.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Government/Credit Bond Index	11.31%	0.41%	2.00%

Benchmark Change: The Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund replaced the Bloomberg U.S. Government/Credit Bond Index as its primary benchmark because the fund believes the Bloomberg U.S. Aggregate Bond Index provides a more appropriate comparison to the Fund's investable universe.

Key Fund Statistics

Total Net Assets	$459,951,656
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	665
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,190,546

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.2%
Collateralized Loan Obligations	3.2%
Independent Energy	3.4%
ABS Home Equity	3.8%
ABS Other	4.0%
ABS Car Loan	4.0%
Finance Companies	4.5%
Cable Satellite	4.6%
Banking	4.6%
Sovereigns	4.7%
Technology	6.2%
Treasuries	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	12.4
Not ratedFootnote Reference^	14.1
CC	0.7
CCC	2.1
B	3.9
BB	15.5
BBB	41.1
A	6.2
AA	1.0
AAA	1.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Annual Shareholder Report

September 30, 2024

M-LSTFI99I-0924

Class N

LSGNX

Loomis Sayles Global Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$68	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Yield curve and duration positioning contributed to positive excess returns. The duration overweight in the US, particularly in the belly of the curve, contributed as yields declined over the period. Targeted local market positioning within select emerging market countries such as South Africa, Mexico, and Indonesia contributed to relative performance.

• The allocation to investment grade corporate credit had a positive impact on relative performance, led by the risk-adjusted overweights to the insurance, communications, and consumer non-cyclical industries, which benefitted from the spread tightening environment. Security specific selection within the communications, technology, and banking industries contributed as favored holdings outperformed similarly rated peers.

• The allocation to securitized credit contributed to relative performance as the sector outperformed the broader index. In particular, select holdings within asset-backed securities and non-agency residential mortgage-backed securities added value as they benefited from spread tightening.

Top Detractors from Performance

• Currency allocation detracted from relative performance. The overweight to the Brazilian real detracted as fiscal concerns and news surrounding government intervention weighed heavily on the currency. An overweight to the Japanese yen, particularly during the first nine months of the period, had a negative impact on performance, as the yen was the bottom performing G-10 currency.

• Within global treasuries, an underweight to Italian government bonds detracted from relative performance as the spread over German bunds narrowed during the period. Within investment grade corporate credit, an underweight to the consumer cyclical industry detracted as it benefited from the broader investment grade corporate bond spread rally.

• While overall yield curve and duration positioning contributed to relative performance, local market positioning in the Chinese renminbi, euro, and Swiss franc-pay markets had a negative impact on excess returns.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg Global Aggregate Bond Index
09/2014	$10,000	$10,000
10/2014	$9,997	$10,001
11/2014	$9,943	$9,965
12/2014	$9,870	$9,896
01/2015	$9,883	$9,881
02/2015	$9,819	$9,801
03/2015	$9,706	$9,706
04/2015	$9,813	$9,809
05/2015	$9,636	$9,634
06/2015	$9,548	$9,592
07/2015	$9,535	$9,613
08/2015	$9,504	$9,624
09/2015	$9,478	$9,674
10/2015	$9,548	$9,694
11/2015	$9,396	$9,533
12/2015	$9,377	$9,584
01/2016	$9,377	$9,667
02/2016	$9,516	$9,882
03/2016	$9,883	$10,149
04/2016	$10,123	$10,284
05/2016	$9,958	$10,147
06/2016	$10,211	$10,443
07/2016	$10,375	$10,522
08/2016	$10,369	$10,470
09/2016	$10,419	$10,528
10/2016	$10,172	$10,236
11/2016	$9,745	$9,829
12/2016	$9,729	$9,784
01/2017	$9,882	$9,894
02/2017	$9,933	$9,941
03/2017	$9,977	$9,956
04/2017	$10,091	$10,069
05/2017	$10,244	$10,224
06/2017	$10,263	$10,215
07/2017	$10,479	$10,387
08/2017	$10,561	$10,490
09/2017	$10,504	$10,396
10/2017	$10,460	$10,356
11/2017	$10,548	$10,471
12/2017	$10,597	$10,508
01/2018	$10,769	$10,633
02/2018	$10,667	$10,538
03/2018	$10,762	$10,651
04/2018	$10,591	$10,480
05/2018	$10,463	$10,401
06/2018	$10,387	$10,354
07/2018	$10,412	$10,337
08/2018	$10,368	$10,348
09/2018	$10,317	$10,259
10/2018	$10,171	$10,144
11/2018	$10,190	$10,176
12/2018	$10,346	$10,381
01/2019	$10,564	$10,540
02/2019	$10,526	$10,479
03/2019	$10,609	$10,610
04/2019	$10,603	$10,579
05/2019	$10,705	$10,722
06/2019	$10,949	$10,960
07/2019	$10,865	$10,929
08/2019	$11,064	$11,151
09/2019	$10,968	$11,038
10/2019	$11,045	$11,111
11/2019	$10,942	$11,027
12/2019	$11,049	$11,092
01/2020	$11,172	$11,233
02/2020	$11,198	$11,309
03/2020	$10,725	$11,055
04/2020	$11,075	$11,272
05/2020	$11,302	$11,322
06/2020	$11,509	$11,422
07/2020	$11,956	$11,787
08/2020	$12,008	$11,769
09/2020	$11,918	$11,726
10/2020	$11,963	$11,738
11/2020	$12,293	$11,951
12/2020	$12,548	$12,112
01/2021	$12,426	$12,005
02/2021	$12,208	$11,798
03/2021	$11,990	$11,571
04/2021	$12,167	$11,717
05/2021	$12,290	$11,827
06/2021	$12,181	$11,723
07/2021	$12,283	$11,879
08/2021	$12,242	$11,830
09/2021	$12,031	$11,620
10/2021	$11,976	$11,591
11/2021	$11,929	$11,558
12/2021	$11,937	$11,541
01/2022	$11,695	$11,305
02/2022	$11,568	$11,171
03/2022	$11,227	$10,830
04/2022	$10,552	$10,237
05/2022	$10,595	$10,265
06/2022	$10,147	$9,936
07/2022	$10,382	$10,147
08/2022	$9,963	$9,746
09/2022	$9,416	$9,246
10/2022	$9,373	$9,182
11/2022	$9,885	$9,614
12/2022	$9,892	$9,666
01/2023	$10,218	$9,983
02/2023	$9,835	$9,652
03/2023	$10,162	$9,957
04/2023	$10,190	$10,001
05/2023	$9,998	$9,805
06/2023	$9,998	$9,804
07/2023	$10,069	$9,872
08/2023	$9,920	$9,737
09/2023	$9,601	$9,453
10/2023	$9,466	$9,340
11/2023	$9,991	$9,811
12/2023	$10,431	$10,219
01/2024	$10,275	$10,078
02/2024	$10,147	$9,951
03/2024	$10,197	$10,006
04/2024	$9,906	$9,753
05/2024	$10,055	$9,881
06/2024	$10,069	$9,895
07/2024	$10,368	$10,168
08/2024	$10,595	$10,409
09/2024	$10,779	$10,586

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	12.28%	(0.35%)	0.75%	0.62%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83%)	0.57%	-%

Key Fund Statistics

Total Net Assets	$370,778,274
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	234
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,793,932

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.7%
Local Authorities	4.1%
Government Owned - No Guarantee	4.8%
Banking	7.2%
Mortgage Related	12.6%
Treasuries	43.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Germany	3.3%
France	3.8%
Canada	4.5%
Spain	5.1%
United Kingdom	5.3%
China	6.7%
Japan	7.8%
United States	36.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Changes

There were no material fund changes during the period.

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
US Treasury	5.4
Not ratedFootnote Reference^	8.9
BB	4.5
BBB	23.3
A	22.8
AA	25.6
AAA	7.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSGNX

Loomis Sayles Global Bond Fund

Annual Shareholder Report

September 30, 2024

M-LSTGB99N-0924

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$73	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Yield curve and duration positioning contributed to positive excess returns. The duration overweight in the US, particularly in the belly of the curve, contributed as yields declined over the period. Targeted local market positioning within select emerging market countries such as South Africa, Mexico, and Indonesia contributed to relative performance.

• The allocation to investment grade corporate credit had a positive impact on relative performance, led by the risk-adjusted overweights to the insurance, communications, and consumer non-cyclical industries, which benefitted from the spread tightening environment. Security specific selection within the communications, technology, and banking industries contributed as favored holdings outperformed similarly rated peers.

• The allocation to securitized credit contributed to relative performance as the sector outperformed the broader index. In particular, select holdings within asset-backed securities and non-agency residential mortgage-backed securities added value as they benefited from spread tightening.

Top Detractors from Performance

• Currency allocation detracted from relative performance. The overweight to the Brazilian real detracted as fiscal concerns and news surrounding government intervention weighed heavily on the currency. An overweight to the Japanese yen, particularly during the first nine months of the period, had a negative impact on performance, as the yen was the bottom performing G-10 currency.

• Within global treasuries, an underweight to Italian government bonds detracted from relative performance as the spread over German bunds narrowed during the period. Within investment grade corporate credit, an underweight to the consumer cyclical industry detracted as it benefited from the broader investment grade corporate bond spread rally.

• While overall yield curve and duration positioning contributed to relative performance, local market positioning in the Chinese renminbi, euro, and Swiss franc-pay markets had a negative impact on excess returns.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate Bond Index
09/2014	$10,000	$10,000
10/2014	$9,996	$10,001
11/2014	$9,941	$9,965
12/2014	$9,867	$9,896
01/2015	$9,879	$9,881
02/2015	$9,816	$9,801
03/2015	$9,703	$9,706
04/2015	$9,810	$9,809
05/2015	$9,627	$9,634
06/2015	$9,538	$9,592
07/2015	$9,526	$9,613
08/2015	$9,494	$9,624
09/2015	$9,469	$9,674
10/2015	$9,538	$9,694
11/2015	$9,381	$9,533
12/2015	$9,368	$9,584
01/2016	$9,368	$9,667
02/2016	$9,501	$9,882
03/2016	$9,867	$10,149
04/2016	$10,107	$10,284
05/2016	$9,943	$10,147
06/2016	$10,189	$10,443
07/2016	$10,353	$10,522
08/2016	$10,347	$10,470
09/2016	$10,397	$10,528
10/2016	$10,149	$10,236
11/2016	$9,722	$9,829
12/2016	$9,706	$9,784
01/2017	$9,852	$9,894
02/2017	$9,909	$9,941
03/2017	$9,947	$9,956
04/2017	$10,061	$10,069
05/2017	$10,214	$10,224
06/2017	$10,233	$10,215
07/2017	$10,448	$10,387
08/2017	$10,531	$10,490
09/2017	$10,474	$10,396
10/2017	$10,423	$10,356
11/2017	$10,512	$10,471
12/2017	$10,567	$10,508
01/2018	$10,732	$10,633
02/2018	$10,630	$10,538
03/2018	$10,725	$10,651
04/2018	$10,554	$10,480
05/2018	$10,427	$10,401
06/2018	$10,350	$10,354
07/2018	$10,382	$10,337
08/2018	$10,331	$10,348
09/2018	$10,280	$10,259
10/2018	$10,134	$10,144
11/2018	$10,153	$10,176
12/2018	$10,304	$10,381
01/2019	$10,528	$10,540
02/2019	$10,483	$10,479
03/2019	$10,573	$10,610
04/2019	$10,566	$10,579
05/2019	$10,669	$10,722
06/2019	$10,905	$10,960
07/2019	$10,822	$10,929
08/2019	$11,021	$11,151
09/2019	$10,925	$11,038
10/2019	$10,995	$11,111
11/2019	$10,899	$11,027
12/2019	$11,006	$11,092
01/2020	$11,129	$11,233
02/2020	$11,155	$11,309
03/2020	$10,683	$11,055
04/2020	$11,026	$11,272
05/2020	$11,259	$11,322
06/2020	$11,459	$11,422
07/2020	$11,906	$11,787
08/2020	$11,958	$11,769
09/2020	$11,861	$11,726
10/2020	$11,912	$11,738
11/2020	$12,236	$11,951
12/2020	$12,491	$12,112
01/2021	$12,369	$12,005
02/2021	$12,151	$11,798
03/2021	$11,934	$11,571
04/2021	$12,111	$11,717
05/2021	$12,233	$11,827
06/2021	$12,124	$11,723
07/2021	$12,226	$11,879
08/2021	$12,185	$11,830
09/2021	$11,968	$11,620
10/2021	$11,920	$11,591
11/2021	$11,873	$11,558
12/2021	$11,875	$11,541
01/2022	$11,634	$11,305
02/2022	$11,506	$11,171
03/2022	$11,166	$10,830
04/2022	$10,500	$10,237
05/2022	$10,543	$10,265
06/2022	$10,096	$9,936
07/2022	$10,323	$10,147
08/2022	$9,912	$9,746
09/2022	$9,367	$9,246
10/2022	$9,324	$9,182
11/2022	$9,827	$9,614
12/2022	$9,834	$9,666
01/2023	$10,160	$9,983
02/2023	$9,785	$9,652
03/2023	$10,104	$9,957
04/2023	$10,132	$10,001
05/2023	$9,941	$9,805
06/2023	$9,941	$9,804
07/2023	$10,011	$9,872
08/2023	$9,863	$9,737
09/2023	$9,544	$9,453
10/2023	$9,409	$9,340
11/2023	$9,926	$9,811
12/2023	$10,373	$10,219
01/2024	$10,217	$10,078
02/2024	$10,089	$9,951
03/2024	$10,139	$10,006
04/2024	$9,849	$9,753
05/2024	$9,990	$9,881
06/2024	$10,004	$9,895
07/2024	$10,302	$10,168
08/2024	$10,529	$10,409
09/2024	$10,713	$10,586

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	12.25%	(0.39%)	0.69%	5.30%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83%)	0.57%	-%

Key Fund Statistics

Total Net Assets	$370,778,274
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	234
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,793,932

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.7%
Local Authorities	4.1%
Government Owned - No Guarantee	4.8%
Banking	7.2%
Mortgage Related	12.6%
Treasuries	43.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Germany	3.3%
France	3.8%
Canada	4.5%
Spain	5.1%
United Kingdom	5.3%
China	6.7%
Japan	7.8%
United States	36.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Changes

There were no material fund changes during the period.

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
US Treasury	5.4
Not ratedFootnote Reference^	8.9
BB	4.5
BBB	23.3
A	22.8
AA	25.6
AAA	7.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Annual Shareholder Report

September 30, 2024

M-LSTGB99I-0924

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$100	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Yield curve and duration positioning contributed to positive excess returns. The duration overweight in the US, particularly in the belly of the curve, contributed as yields declined over the period. Targeted local market positioning within select emerging market countries such as South Africa, Mexico, and Indonesia contributed to relative performance.

• The allocation to investment grade corporate credit had a positive impact on relative performance, led by the risk-adjusted overweights to the insurance, communications, and consumer non-cyclical industries, which benefitted from the spread tightening environment. Security specific selection within the communications, technology, and banking industries contributed as favored holdings outperformed similarly rated peers.

• The allocation to securitized credit contributed to relative performance as the sector outperformed the broader index. In particular, select holdings within asset-backed securities and non-agency residential mortgage-backed securities added value as they benefited from spread tightening.

Top Detractors from Performance

• Currency allocation detracted from relative performance. The overweight to the Brazilian real detracted as fiscal concerns and news surrounding government intervention weighed heavily on the currency. An overweight to the Japanese yen, particularly during the first nine months of the period, had a negative impact on performance, as the yen was the bottom performing G-10 currency.

• Within global treasuries, an underweight to Italian government bonds detracted from relative performance as the spread over German bunds narrowed during the period. Within investment grade corporate credit, an underweight to the consumer cyclical industry detracted as it benefited from the broader investment grade corporate bond spread rally.

• While overall yield curve and duration positioning contributed to relative performance, local market positioning in the Chinese renminbi, euro, and Swiss franc-pay markets had a negative impact on excess returns.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Bloomberg Global Aggregate Bond Index
09/2014	$10,000	$10,000
10/2014	$9,994	$10,001
11/2014	$9,936	$9,965
12/2014	$9,859	$9,896
01/2015	$9,865	$9,881
02/2015	$9,801	$9,801
03/2015	$9,687	$9,706
04/2015	$9,795	$9,809
05/2015	$9,610	$9,634
06/2015	$9,521	$9,592
07/2015	$9,502	$9,613
08/2015	$9,470	$9,624
09/2015	$9,444	$9,674
10/2015	$9,508	$9,694
11/2015	$9,355	$9,533
12/2015	$9,336	$9,584
01/2016	$9,330	$9,667
02/2016	$9,464	$9,882
03/2016	$9,827	$10,149
04/2016	$10,063	$10,284
05/2016	$9,897	$10,147
06/2016	$10,145	$10,443
07/2016	$10,305	$10,522
08/2016	$10,298	$10,470
09/2016	$10,343	$10,528
10/2016	$10,091	$10,236
11/2016	$9,670	$9,829
12/2016	$9,645	$9,784
01/2017	$9,797	$9,894
02/2017	$9,848	$9,941
03/2017	$9,887	$9,956
04/2017	$9,996	$10,069
05/2017	$10,143	$10,224
06/2017	$10,162	$10,215
07/2017	$10,373	$10,387
08/2017	$10,450	$10,490
09/2017	$10,392	$10,396
10/2017	$10,348	$10,356
11/2017	$10,431	$10,471
12/2017	$10,480	$10,508
01/2018	$10,646	$10,633
02/2018	$10,544	$10,538
03/2018	$10,633	$10,651
04/2018	$10,460	$10,480
05/2018	$10,332	$10,401
06/2018	$10,255	$10,354
07/2018	$10,281	$10,337
08/2018	$10,229	$10,348
09/2018	$10,172	$10,259
10/2018	$10,031	$10,144
11/2018	$10,050	$10,176
12/2018	$10,197	$10,381
01/2019	$10,410	$10,540
02/2019	$10,371	$10,479
03/2019	$10,448	$10,610
04/2019	$10,442	$10,579
05/2019	$10,545	$10,722
06/2019	$10,777	$10,960
07/2019	$10,693	$10,929
08/2019	$10,886	$11,151
09/2019	$10,790	$11,038
10/2019	$10,860	$11,111
11/2019	$10,757	$11,027
12/2019	$10,862	$11,092
01/2020	$10,979	$11,233
02/2020	$11,005	$11,309
03/2020	$10,538	$11,055
04/2020	$10,875	$11,272
05/2020	$11,096	$11,322
06/2020	$11,297	$11,422
07/2020	$11,732	$11,787
08/2020	$11,778	$11,769
09/2020	$11,687	$11,726
10/2020	$11,732	$11,738
11/2020	$12,050	$11,951
12/2020	$12,296	$12,112
01/2021	$12,173	$12,005
02/2021	$11,956	$11,798
03/2021	$11,745	$11,571
04/2021	$11,915	$11,717
05/2021	$12,030	$11,827
06/2021	$11,922	$11,723
07/2021	$12,017	$11,879
08/2021	$11,976	$11,830
09/2021	$11,765	$11,620
10/2021	$11,711	$11,591
11/2021	$11,656	$11,558
12/2021	$11,661	$11,541
01/2022	$11,421	$11,305
02/2022	$11,300	$11,171
03/2022	$10,960	$10,830
04/2022	$10,301	$10,237
05/2022	$10,337	$10,265
06/2022	$9,904	$9,936
07/2022	$10,124	$10,147
08/2022	$9,713	$9,746
09/2022	$9,182	$9,246
10/2022	$9,139	$9,182
11/2022	$9,628	$9,614
12/2022	$9,635	$9,666
01/2023	$9,954	$9,983
02/2023	$9,579	$9,652
03/2023	$9,890	$9,957
04/2023	$9,919	$10,001
05/2023	$9,727	$9,805
06/2023	$9,727	$9,804
07/2023	$9,791	$9,872
08/2023	$9,649	$9,737
09/2023	$9,331	$9,453
10/2023	$9,203	$9,340
11/2023	$9,706	$9,811
12/2023	$10,131	$10,219
01/2024	$9,975	$10,078
02/2024	$9,855	$9,951
03/2024	$9,897	$10,006
04/2024	$9,614	$9,753
05/2024	$9,756	$9,881
06/2024	$9,763	$9,895
07/2024	$10,046	$10,168
08/2024	$10,273	$10,409
09/2024	$10,443	$10,586

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	11.92%	(0.65%)	0.43%	5.07%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83%)	0.57%	-%

Key Fund Statistics

Total Net Assets	$370,778,274
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	234
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,793,932

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.7%
Local Authorities	4.1%
Government Owned - No Guarantee	4.8%
Banking	7.2%
Mortgage Related	12.6%
Treasuries	43.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Germany	3.3%
France	3.8%
Canada	4.5%
Spain	5.1%
United Kingdom	5.3%
China	6.7%
Japan	7.8%
United States	36.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Changes

There were no material fund changes during the period.

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
US Treasury	5.4
Not ratedFootnote Reference^	8.9
BB	4.5
BBB	23.3
A	22.8
AA	25.6
AAA	7.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Annual Shareholder Report

September 30, 2024

M-LSTGB99R-0924

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

•  Security selection in convertible securities was beneficial, led by select higher conviction names in the communications space.

•  Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency commercial mortgage-backed securities and collateralized loan obligations.

•  Exposure to emerging market corporate credits was a slight detractor.

•  Holdings of defensive, reserve-like positions were laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,111	$10,098	$10,119
11/2014	$10,102	$10,170	$10,045
12/2014	$9,906	$10,179	$9,900
01/2015	$9,943	$10,393	$9,965
02/2015	$10,212	$10,295	$10,205
03/2015	$10,184	$10,343	$10,149
04/2015	$10,309	$10,306	$10,272
05/2015	$10,368	$10,281	$10,303
06/2015	$10,232	$10,169	$10,150
07/2015	$10,207	$10,240	$10,091
08/2015	$9,993	$10,225	$9,915
09/2015	$9,739	$10,294	$9,657
10/2015	$10,035	$10,296	$9,922
11/2015	$9,873	$10,269	$9,702
12/2015	$9,596	$10,235	$9,457
01/2016	$9,388	$10,376	$9,305
02/2016	$9,438	$10,450	$9,359
03/2016	$9,838	$10,546	$9,775
04/2016	$10,210	$10,586	$10,157
05/2016	$10,280	$10,589	$10,220
06/2016	$10,395	$10,779	$10,314
07/2016	$10,666	$10,847	$10,593
08/2016	$10,905	$10,835	$10,815
09/2016	$10,971	$10,829	$10,887
10/2016	$10,973	$10,746	$10,929
11/2016	$10,924	$10,492	$10,877
12/2016	$11,117	$10,506	$11,077
01/2017	$11,285	$10,527	$11,238
02/2017	$11,458	$10,598	$11,402
03/2017	$11,451	$10,592	$11,377
04/2017	$11,548	$10,674	$11,508
05/2017	$11,656	$10,756	$11,608
06/2017	$11,688	$10,745	$11,624
07/2017	$11,817	$10,792	$11,752
08/2017	$11,829	$10,888	$11,748
09/2017	$11,949	$10,836	$11,853
10/2017	$11,981	$10,843	$11,903
11/2017	$12,014	$10,829	$11,873
12/2017	$12,050	$10,879	$11,909
01/2018	$12,127	$10,753	$11,980
02/2018	$11,981	$10,651	$11,878
03/2018	$11,936	$10,720	$11,807
04/2018	$12,001	$10,640	$11,883
05/2018	$12,000	$10,716	$11,880
06/2018	$12,058	$10,703	$11,928
07/2018	$12,194	$10,705	$12,058
08/2018	$12,252	$10,774	$12,147
09/2018	$12,332	$10,705	$12,215
10/2018	$12,135	$10,620	$12,019
11/2018	$12,055	$10,683	$11,916
12/2018	$11,800	$10,880	$11,661
01/2019	$12,325	$10,995	$12,188
02/2019	$12,484	$10,989	$12,391
03/2019	$12,641	$11,200	$12,507
04/2019	$12,798	$11,203	$12,685
05/2019	$12,642	$11,402	$12,534
06/2019	$12,938	$11,545	$12,820
07/2019	$12,974	$11,570	$12,892
08/2019	$12,951	$11,870	$12,944
09/2019	$12,965	$11,807	$12,991
10/2019	$13,023	$11,842	$13,027
11/2019	$13,070	$11,836	$13,069
12/2019	$13,335	$11,828	$13,331
01/2020	$13,347	$12,056	$13,334
02/2020	$13,143	$12,273	$13,146
03/2020	$11,727	$12,200	$11,640
04/2020	$12,228	$12,417	$12,164
05/2020	$12,741	$12,475	$12,700
06/2020	$12,884	$12,554	$12,824
07/2020	$13,552	$12,741	$13,425
08/2020	$13,699	$12,638	$13,553
09/2020	$13,520	$12,632	$13,414
10/2020	$13,575	$12,575	$13,482
11/2020	$14,241	$12,698	$14,015
12/2020	$14,567	$12,716	$14,279
01/2021	$14,567	$12,625	$14,326
02/2021	$14,648	$12,443	$14,379
03/2021	$14,678	$12,287	$14,400
04/2021	$14,897	$12,384	$14,557
05/2021	$14,940	$12,425	$14,600
06/2021	$15,135	$12,512	$14,795
07/2021	$15,176	$12,652	$14,852
08/2021	$15,258	$12,628	$14,928
09/2021	$15,216	$12,518	$14,926
10/2021	$15,132	$12,515	$14,901
11/2021	$14,893	$12,552	$14,756
12/2021	$15,196	$12,520	$15,032
01/2022	$14,743	$12,250	$14,621
02/2022	$14,535	$12,114	$14,471
03/2022	$14,401	$11,777	$14,305
04/2022	$13,804	$11,330	$13,797
05/2022	$13,757	$11,403	$13,831
06/2022	$12,734	$11,224	$12,899
07/2022	$13,502	$11,498	$13,661
08/2022	$13,258	$11,174	$13,346
09/2022	$12,692	$10,691	$12,816
10/2022	$12,982	$10,552	$13,149
11/2022	$13,307	$10,940	$13,434
12/2022	$13,243	$10,891	$13,351
01/2023	$13,822	$11,226	$13,859
02/2023	$13,553	$10,936	$13,681
03/2023	$13,582	$11,214	$13,827
04/2023	$13,666	$11,282	$13,965
05/2023	$13,457	$11,159	$13,837
06/2023	$13,713	$11,119	$14,069
07/2023	$13,956	$11,111	$14,263
08/2023	$13,991	$11,040	$14,302
09/2023	$13,831	$10,760	$14,133
10/2023	$13,553	$10,590	$13,968
11/2023	$14,108	$11,069	$14,601
12/2023	$14,674	$11,493	$15,145
01/2024	$14,657	$11,462	$15,145
02/2024	$14,748	$11,300	$15,189
03/2024	$14,909	$11,404	$15,369
04/2024	$14,764	$11,116	$15,224
05/2024	$14,946	$11,304	$15,392
06/2024	$15,075	$11,411	$15,537
07/2024	$15,358	$11,678	$15,839
08/2024	$15,610	$11,846	$16,097
09/2024	$15,968	$12,004	$16,358

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit loomissayles.com/website/intermediary-advisory/performance-monthly.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Class	15.45%	4.25%	4.79%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index	15.74%	4.72%	5.04%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$261,255,748
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	480
Portfolio Turnover Rate	88%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Healthcare	3.2%
Pharmaceuticals	3.3%
Leisure	3.5%
Aerospace & Defense	3.6%
Finance Companies	3.9%
Independent Energy	5.2%
Property & Casualty Insurance	5.6%
Midstream	7.5%
Cable Satellite	9.4%
Technology	10.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
US Treasury	2.3
Not ratedFootnote Reference^	9.8
C	0.4
CC	1.7
CCC	6.2
B	23.6
BB	48.9
BBB	5.0
A	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports.

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Annual Shareholder Report

September 30, 2024

M-LSTHI99I-0924

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$37	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Our US Treasury positioning had the greatest contribution to portfolio outperformance. Treasuries saw the greatest positive issue selection effect.

• Out of benchmark overweight to investment grade corporate bonds aided performance due to positive issue selection. The category was helped by compression in yield spreads.

• Our overweight positioning to corporate industrials also contributed to positive performance, but financials had the greatest impact.

Top Detractors from Performance

• Effects from yield curve positioning had a slight negative impact on performance over the year.

• High yield industrial holdings generated slight negative security selection during the period.

• Cash & equivalent generated slight negative security selection during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
02/2017	$10,058	$10,067	$10,047
04/2017	$10,054	$10,062	$10,042
05/2017	$10,112	$10,140	$10,101
06/2017	$10,102	$10,218	$10,097
07/2017	$10,034	$10,207	$10,001
08/2017	$10,092	$10,251	$10,046
09/2017	$10,189	$10,343	$10,153
10/2017	$10,169	$10,300	$10,109
11/2017	$10,179	$10,287	$10,122
12/2017	$10,297	$10,334	$10,215
01/2018	$10,218	$10,215	$10,127
02/2018	$10,100	$10,118	$10,029
03/2018	$10,198	$10,183	$10,134
04/2018	$10,198	$10,107	$10,128
05/2018	$10,228	$10,179	$10,172
06/2018	$10,268	$10,167	$10,212
07/2018	$10,228	$10,169	$10,163
08/2018	$10,308	$10,235	$10,236
09/2018	$10,194	$10,169	$10,129
10/2018	$10,033	$10,088	$9,983
11/2018	$10,053	$10,149	$10,031
12/2018	$10,072	$10,335	$10,086
01/2019	$10,254	$10,445	$10,222
02/2019	$10,254	$10,439	$10,220
03/2019	$10,436	$10,639	$10,408
04/2019	$10,486	$10,642	$10,443
05/2019	$10,668	$10,831	$10,615
06/2019	$10,747	$10,967	$10,706
07/2019	$10,788	$10,991	$10,744
08/2019	$11,064	$11,276	$11,000
09/2019	$10,885	$11,216	$10,850
10/2019	$10,916	$11,250	$10,878
11/2019	$10,916	$11,244	$10,895
12/2019	$10,958	$11,236	$10,936
01/2020	$11,195	$11,452	$11,166
02/2020	$11,370	$11,658	$11,320
03/2020	$11,257	$11,590	$11,121
04/2020	$11,629	$11,796	$11,430
05/2020	$11,691	$11,851	$11,465
06/2020	$11,846	$11,925	$11,593
07/2020	$12,197	$12,103	$11,859
08/2020	$12,280	$12,006	$11,989
09/2020	$12,227	$11,999	$11,944
10/2020	$12,155	$11,946	$11,867
11/2020	$12,342	$12,063	$12,000
12/2020	$12,491	$12,079	$12,138
01/2021	$12,502	$11,993	$12,178
02/2021	$12,324	$11,820	$11,982
03/2021	$12,293	$11,672	$11,959
04/2021	$12,471	$11,764	$12,127
05/2021	$12,596	$11,803	$12,274
06/2021	$12,696	$11,886	$12,348
07/2021	$13,025	$12,018	$12,677
08/2021	$12,993	$11,996	$12,655
09/2021	$12,884	$11,892	$12,564
10/2021	$12,992	$11,888	$12,707
11/2021	$13,079	$11,924	$12,820
12/2021	$13,123	$11,893	$12,861
01/2022	$12,826	$11,637	$12,601
02/2022	$12,925	$11,507	$12,709
03/2022	$12,699	$11,187	$12,472
04/2022	$12,386	$10,763	$12,217
05/2022	$12,263	$10,832	$12,096
06/2022	$11,846	$10,662	$11,713
07/2022	$12,374	$10,923	$12,223
08/2022	$12,076	$10,614	$11,898
09/2022	$11,275	$10,156	$11,111
10/2022	$11,381	$10,024	$11,249
11/2022	$11,630	$10,393	$11,454
12/2022	$11,496	$10,346	$11,338
01/2023	$11,746	$10,664	$11,545
02/2023	$11,555	$10,388	$11,387
03/2023	$11,881	$10,652	$11,716
04/2023	$11,905	$10,717	$11,729
05/2023	$11,761	$10,600	$11,589
06/2023	$11,706	$10,562	$11,550
07/2023	$11,731	$10,555	$11,564
08/2023	$11,621	$10,488	$11,461
09/2023	$11,393	$10,221	$11,249
10/2023	$11,294	$10,060	$11,168
11/2023	$11,615	$10,515	$11,470
12/2023	$11,919	$10,918	$11,779
01/2024	$11,969	$10,888	$11,800
02/2024	$11,833	$10,734	$11,673
03/2024	$11,915	$10,833	$11,769
04/2024	$11,716	$10,560	$11,571
05/2024	$11,915	$10,739	$11,770
06/2024	$12,016	$10,840	$11,862
07/2024	$12,231	$11,093	$12,074
08/2024	$12,333	$11,253	$12,168
09/2024	$12,522	$11,403	$12,351

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 2/1/17
Class N	9.91%	2.84%	2.98%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.72%
Bloomberg U.S. TIPS Index	9.79%	2.62%	2.78%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$108,091,501
# of Portfolio Holdings (including overnight repurchase agreements)	43
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$19,399

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.3%
Banking	6.5%
Treasuries	87.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	87.2
Not ratedFootnote Reference^	0.4
BB	0.8
BBB	4.8
A	5.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report

September 30, 2024

M-LSTIPS99N-0924

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$42	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Our US Treasury positioning had the greatest contribution to portfolio outperformance. Treasuries saw the greatest positive issue selection effect.

• Out of benchmark overweight to investment grade corporate bonds aided performance due to positive issue selection. The category was helped by compression in yield spreads.

• Our overweight positioning to corporate industrials also contributed to positive performance, but financials had the greatest impact.

Top Detractors from Performance

• Effects from yield curve positioning had a slight negative impact on performance over the year.

• High yield industrial holdings generated slight negative security selection during the period.

• Cash & equivalent generated slight negative security selection during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,097	$10,098	$10,085
11/2014	$10,097	$10,170	$10,112
12/2014	$9,978	$10,179	$9,997
01/2015	$10,317	$10,393	$10,312
02/2015	$10,172	$10,295	$10,188
03/2015	$10,133	$10,343	$10,140
04/2015	$10,201	$10,306	$10,214
05/2015	$10,133	$10,281	$10,130
06/2015	$10,036	$10,169	$10,032
07/2015	$10,046	$10,240	$10,052
08/2015	$9,978	$10,225	$9,976
09/2015	$9,908	$10,294	$9,917
10/2015	$9,918	$10,296	$9,942
11/2015	$9,908	$10,269	$9,932
12/2015	$9,828	$10,235	$9,854
01/2016	$9,974	$10,376	$10,000
02/2016	$10,082	$10,450	$10,111
03/2016	$10,257	$10,546	$10,293
04/2016	$10,296	$10,586	$10,329
05/2016	$10,209	$10,589	$10,255
06/2016	$10,421	$10,779	$10,469
07/2016	$10,500	$10,847	$10,559
08/2016	$10,441	$10,835	$10,512
09/2016	$10,503	$10,829	$10,570
10/2016	$10,454	$10,746	$10,527
11/2016	$10,266	$10,492	$10,325
12/2016	$10,258	$10,506	$10,315
01/2017	$10,338	$10,527	$10,402
02/2017	$10,387	$10,598	$10,451
03/2017	$10,373	$10,592	$10,445
04/2017	$10,432	$10,674	$10,507
05/2017	$10,432	$10,756	$10,503
06/2017	$10,360	$10,745	$10,403
07/2017	$10,410	$10,792	$10,449
08/2017	$10,520	$10,888	$10,560
09/2017	$10,468	$10,836	$10,493
10/2017	$10,498	$10,843	$10,515
11/2017	$10,508	$10,829	$10,529
12/2017	$10,629	$10,879	$10,625
01/2018	$10,548	$10,753	$10,534
02/2018	$10,426	$10,651	$10,432
03/2018	$10,526	$10,720	$10,541
04/2018	$10,526	$10,640	$10,535
05/2018	$10,547	$10,716	$10,580
06/2018	$10,586	$10,703	$10,623
07/2018	$10,545	$10,705	$10,572
08/2018	$10,638	$10,774	$10,648
09/2018	$10,519	$10,705	$10,536
10/2018	$10,353	$10,620	$10,385
11/2018	$10,373	$10,683	$10,434
12/2018	$10,392	$10,880	$10,491
01/2019	$10,579	$10,995	$10,632
02/2019	$10,579	$10,989	$10,631
03/2019	$10,767	$11,200	$10,826
04/2019	$10,809	$11,203	$10,862
05/2019	$11,007	$11,402	$11,042
06/2019	$11,086	$11,545	$11,137
07/2019	$11,118	$11,570	$11,176
08/2019	$11,413	$11,870	$11,442
09/2019	$11,227	$11,807	$11,286
10/2019	$11,258	$11,842	$11,315
11/2019	$11,258	$11,836	$11,332
12/2019	$11,289	$11,828	$11,375
01/2020	$11,545	$12,056	$11,614
02/2020	$11,715	$12,273	$11,775
03/2020	$11,597	$12,200	$11,568
04/2020	$11,980	$12,417	$11,890
05/2020	$12,044	$12,475	$11,925
06/2020	$12,204	$12,554	$12,059
07/2020	$12,567	$12,741	$12,336
08/2020	$12,662	$12,638	$12,470
09/2020	$12,596	$12,632	$12,424
10/2020	$12,521	$12,575	$12,344
11/2020	$12,714	$12,698	$12,483
12/2020	$12,866	$12,716	$12,626
01/2021	$12,877	$12,625	$12,668
02/2021	$12,694	$12,443	$12,464
03/2021	$12,660	$12,287	$12,440
04/2021	$12,843	$12,384	$12,614
05/2021	$12,973	$12,425	$12,767
06/2021	$13,074	$12,512	$12,844
07/2021	$13,413	$12,652	$13,186
08/2021	$13,369	$12,628	$13,163
09/2021	$13,267	$12,518	$13,069
10/2021	$13,378	$12,515	$13,217
11/2021	$13,467	$12,552	$13,336
12/2021	$13,512	$12,520	$13,378
01/2022	$13,205	$12,250	$13,107
02/2022	$13,307	$12,114	$13,219
03/2022	$13,072	$11,777	$12,973
04/2022	$12,750	$11,330	$12,708
05/2022	$12,612	$11,403	$12,582
06/2022	$12,192	$11,224	$12,184
07/2022	$12,737	$11,498	$12,714
08/2022	$12,429	$11,174	$12,376
09/2022	$11,602	$10,691	$11,557
10/2022	$11,712	$10,552	$11,701
11/2022	$11,968	$10,940	$11,915
12/2022	$11,828	$10,891	$11,793
01/2023	$12,085	$11,226	$12,009
02/2023	$11,889	$10,936	$11,845
03/2023	$12,236	$11,214	$12,187
04/2023	$12,248	$11,282	$12,200
05/2023	$12,100	$11,159	$12,054
06/2023	$12,042	$11,119	$12,014
07/2023	$12,067	$11,111	$12,029
08/2023	$11,954	$11,040	$11,921
09/2023	$11,717	$10,760	$11,701
10/2023	$11,629	$10,590	$11,617
11/2023	$11,946	$11,069	$11,931
12/2023	$12,258	$11,493	$12,253
01/2024	$12,309	$11,462	$12,274
02/2024	$12,168	$11,300	$12,142
03/2024	$12,252	$11,404	$12,242
04/2024	$12,047	$11,116	$12,036
05/2024	$12,252	$11,304	$12,243
06/2024	$12,354	$11,411	$12,339
07/2024	$12,576	$11,678	$12,559
08/2024	$12,680	$11,846	$12,657
09/2024	$12,874	$12,004	$12,847

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 5/27/10
Institutional Class	9.87%	2.78%	2.56%	5.37%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%	-%
Bloomberg U.S. TIPS Index	9.79%	2.62%	2.54%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$108,091,501
# of Portfolio Holdings (including overnight repurchase agreements)	43
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$19,399

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.3%
Banking	6.5%
Treasuries	87.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	87.2
Not ratedFootnote Reference^	0.4
BB	0.8
BBB	4.8
A	5.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report

September 30, 2024

M-LSTIPS99I-0924

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$68	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Our US Treasury positioning had the greatest contribution to portfolio outperformance. Treasuries saw the greatest positive issue selection effect.

• Out of benchmark overweight to investment grade corporate bonds aided performance due to positive issue selection. The category was helped by compression in yield spreads.

• Our overweight positioning to corporate industrials also contributed to positive performance, but financials had the greatest impact.

Top Detractors from Performance

• Effects from yield curve positioning had a slight negative impact on performance over the year.

• High yield industrial holdings generated slight negative security selection during the period.

• Cash & equivalent generated slight negative security selection during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,097	$10,098	$10,085
11/2014	$10,087	$10,170	$10,112
12/2014	$9,971	$10,179	$9,997
01/2015	$10,301	$10,393	$10,312
02/2015	$10,155	$10,295	$10,188
03/2015	$10,116	$10,343	$10,140
04/2015	$10,175	$10,306	$10,214
05/2015	$10,107	$10,281	$10,130
06/2015	$10,000	$10,169	$10,032
07/2015	$10,010	$10,240	$10,052
08/2015	$9,942	$10,225	$9,976
09/2015	$9,883	$10,294	$9,917
10/2015	$9,873	$10,296	$9,942
11/2015	$9,863	$10,269	$9,932
12/2015	$9,777	$10,235	$9,854
01/2016	$9,933	$10,376	$10,000
02/2016	$10,030	$10,450	$10,111
03/2016	$10,206	$10,546	$10,293
04/2016	$10,235	$10,586	$10,329
05/2016	$10,147	$10,589	$10,255
06/2016	$10,357	$10,779	$10,469
07/2016	$10,436	$10,847	$10,559
08/2016	$10,367	$10,835	$10,512
09/2016	$10,423	$10,829	$10,570
10/2016	$10,374	$10,746	$10,527
11/2016	$10,188	$10,492	$10,325
12/2016	$10,183	$10,506	$10,315
01/2017	$10,252	$10,527	$10,402
02/2017	$10,302	$10,598	$10,451
03/2017	$10,290	$10,592	$10,445
04/2017	$10,349	$10,674	$10,507
05/2017	$10,340	$10,756	$10,503
06/2017	$10,261	$10,745	$10,403
07/2017	$10,321	$10,792	$10,449
08/2017	$10,420	$10,888	$10,560
09/2017	$10,362	$10,836	$10,493
10/2017	$10,402	$10,843	$10,515
11/2017	$10,402	$10,829	$10,529
12/2017	$10,524	$10,879	$10,625
01/2018	$10,434	$10,753	$10,534
02/2018	$10,313	$10,651	$10,432
03/2018	$10,416	$10,720	$10,541
04/2018	$10,406	$10,640	$10,535
05/2018	$10,437	$10,716	$10,580
06/2018	$10,469	$10,703	$10,623
07/2018	$10,428	$10,705	$10,572
08/2018	$10,510	$10,774	$10,648
09/2018	$10,385	$10,705	$10,536
10/2018	$10,231	$10,620	$10,385
11/2018	$10,241	$10,683	$10,434
12/2018	$10,262	$10,880	$10,491
01/2019	$10,437	$10,995	$10,632
02/2019	$10,437	$10,989	$10,631
03/2019	$10,623	$11,200	$10,826
04/2019	$10,664	$11,203	$10,862
05/2019	$10,850	$11,402	$11,042
06/2019	$10,935	$11,545	$11,137
07/2019	$10,967	$11,570	$11,176
08/2019	$11,248	$11,870	$11,442
09/2019	$11,057	$11,807	$11,286
10/2019	$11,089	$11,842	$11,315
11/2019	$11,089	$11,836	$11,332
12/2019	$11,124	$11,828	$11,375
01/2020	$11,365	$12,056	$11,614
02/2020	$11,533	$12,273	$11,775
03/2020	$11,417	$12,200	$11,568
04/2020	$11,795	$12,417	$11,890
05/2020	$11,858	$12,475	$11,925
06/2020	$12,015	$12,554	$12,059
07/2020	$12,362	$12,741	$12,336
08/2020	$12,446	$12,638	$12,470
09/2020	$12,394	$12,632	$12,424
10/2020	$12,310	$12,575	$12,344
11/2020	$12,500	$12,698	$12,483
12/2020	$12,655	$12,716	$12,626
01/2021	$12,655	$12,625	$12,668
02/2021	$12,476	$12,443	$12,464
03/2021	$12,436	$12,287	$12,440
04/2021	$12,616	$12,384	$12,614
05/2021	$12,733	$12,425	$12,767
06/2021	$12,837	$12,512	$12,844
07/2021	$13,159	$12,652	$13,186
08/2021	$13,127	$12,628	$13,163
09/2021	$13,019	$12,518	$13,069
10/2021	$13,117	$12,515	$13,217
11/2021	$13,215	$12,552	$13,336
12/2021	$13,251	$12,520	$13,378
01/2022	$12,950	$12,250	$13,107
02/2022	$13,050	$12,114	$13,219
03/2022	$12,812	$11,777	$12,973
04/2022	$12,496	$11,330	$12,708
05/2022	$12,360	$11,403	$12,582
06/2022	$11,940	$11,224	$12,184
07/2022	$12,474	$11,498	$12,714
08/2022	$12,160	$11,174	$12,376
09/2022	$11,353	$10,691	$11,557
10/2022	$11,461	$10,552	$11,701
11/2022	$11,711	$10,940	$11,915
12/2022	$11,567	$10,891	$11,793
01/2023	$11,820	$11,226	$12,009
02/2023	$11,627	$10,936	$11,845
03/2023	$11,948	$11,214	$12,187
04/2023	$11,972	$11,282	$12,200
05/2023	$11,815	$11,159	$12,054
06/2023	$11,762	$11,119	$12,014
07/2023	$11,787	$11,111	$12,029
08/2023	$11,664	$11,040	$11,921
09/2023	$11,437	$10,760	$11,701
10/2023	$11,338	$10,590	$11,617
11/2023	$11,661	$11,069	$11,931
12/2023	$11,970	$11,493	$12,253
01/2024	$12,008	$11,462	$12,274
02/2024	$11,870	$11,300	$12,142
03/2024	$11,945	$11,404	$12,242
04/2024	$11,745	$11,116	$12,036
05/2024	$11,945	$11,304	$12,243
06/2024	$12,038	$11,411	$12,339
07/2024	$12,254	$11,678	$12,559
08/2024	$12,356	$11,846	$12,657
09/2024	$12,537	$12,004	$12,847

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 5/27/10
Retail Class	9.62%	2.54%	2.29%	4.99%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%	-%
Bloomberg U.S. TIPS Index	9.79%	2.62%	2.54%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$108,091,501
# of Portfolio Holdings (including overnight repurchase agreements)	43
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$19,399

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.3%
Banking	6.5%
Treasuries	87.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.6
US Treasury	87.2
Not ratedFootnote Reference^	0.4
BB	0.8
BBB	4.8
A	5.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report

September 30, 2024

M-LSTIPS99R-0924

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$78	0.72%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

•  An allocation to equities was positive during the period. Here, names in consumer non-cyclical, capital goods, and technology outperformed.

•  Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency commercial mortgage-backed securities and collateralized loan obligations.

•  Security selection in convertible securities was beneficial, led by select higher conviction names in the communications space.

•  Exposure to emerging market corporate credits was a slight detractor.

•  Holdings of defensive, reserve-like positions were laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,037	$10,098	$10,119
11/2014	$10,049	$10,170	$10,045
12/2014	$9,871	$10,179	$9,900
01/2015	$9,844	$10,393	$9,965
02/2015	$10,076	$10,295	$10,205
03/2015	$9,953	$10,343	$10,149
04/2015	$10,076	$10,306	$10,272
05/2015	$10,089	$10,281	$10,303
06/2015	$9,858	$10,169	$10,150
07/2015	$9,708	$10,240	$10,091
08/2015	$9,421	$10,225	$9,915
09/2015	$9,162	$10,294	$9,657
10/2015	$9,449	$10,296	$9,922
11/2015	$9,190	$10,269	$9,702
12/2015	$8,857	$10,235	$9,457
01/2016	$8,539	$10,376	$9,305
02/2016	$8,569	$10,450	$9,359
03/2016	$9,084	$10,546	$9,775
04/2016	$9,402	$10,586	$10,157
05/2016	$9,523	$10,589	$10,220
06/2016	$9,720	$10,779	$10,314
07/2016	$10,008	$10,847	$10,593
08/2016	$10,220	$10,835	$10,815
09/2016	$10,311	$10,829	$10,887
10/2016	$10,295	$10,746	$10,929
11/2016	$10,356	$10,492	$10,877
12/2016	$10,536	$10,506	$11,077
01/2017	$10,777	$10,527	$11,238
02/2017	$10,937	$10,598	$11,402
03/2017	$10,905	$10,592	$11,377
04/2017	$11,018	$10,674	$11,508
05/2017	$11,098	$10,756	$11,608
06/2017	$11,162	$10,745	$11,624
07/2017	$11,226	$10,792	$11,752
08/2017	$11,178	$10,888	$11,748
09/2017	$11,259	$10,836	$11,853
10/2017	$11,323	$10,843	$11,903
11/2017	$11,355	$10,829	$11,873
12/2017	$11,421	$10,879	$11,909
01/2018	$11,506	$10,753	$11,980
02/2018	$11,353	$10,651	$11,878
03/2018	$11,285	$10,720	$11,807
04/2018	$11,353	$10,640	$11,883
05/2018	$11,336	$10,716	$11,880
06/2018	$11,370	$10,703	$11,928
07/2018	$11,557	$10,705	$12,058
08/2018	$11,608	$10,774	$12,147
09/2018	$11,744	$10,705	$12,215
10/2018	$11,489	$10,620	$12,019
11/2018	$11,370	$10,683	$11,916
12/2018	$11,019	$10,880	$11,661
01/2019	$11,549	$10,995	$12,188
02/2019	$11,695	$10,989	$12,391
03/2019	$11,732	$11,200	$12,507
04/2019	$11,841	$11,203	$12,685
05/2019	$11,585	$11,402	$12,534
06/2019	$11,914	$11,545	$12,820
07/2019	$11,805	$11,570	$12,892
08/2019	$11,732	$11,870	$12,944
09/2019	$11,805	$11,807	$12,991
10/2019	$11,805	$11,842	$13,027
11/2019	$11,768	$11,836	$13,069
12/2019	$12,179	$11,828	$13,331
01/2020	$12,121	$12,056	$13,334
02/2020	$11,672	$12,273	$13,146
03/2020	$9,935	$12,200	$11,640
04/2020	$10,442	$12,417	$12,164
05/2020	$10,872	$12,475	$12,700
06/2020	$11,028	$12,554	$12,824
07/2020	$11,555	$12,741	$13,425
08/2020	$11,789	$12,638	$13,553
09/2020	$11,691	$12,632	$13,414
10/2020	$11,711	$12,575	$13,482
11/2020	$12,394	$12,698	$14,015
12/2020	$12,601	$12,716	$14,279
01/2021	$12,663	$12,625	$14,326
02/2021	$12,766	$12,443	$14,379
03/2021	$12,909	$12,287	$14,400
04/2021	$13,156	$12,384	$14,557
05/2021	$13,217	$12,425	$14,600
06/2021	$13,422	$12,512	$14,795
07/2021	$13,463	$12,652	$14,852
08/2021	$13,546	$12,628	$14,928
09/2021	$13,463	$12,518	$14,926
10/2021	$13,546	$12,515	$14,901
11/2021	$13,299	$12,552	$14,756
12/2021	$13,641	$12,520	$15,032
01/2022	$13,270	$12,250	$14,621
02/2022	$13,096	$12,114	$14,471
03/2022	$13,052	$11,777	$14,305
04/2022	$12,529	$11,330	$13,797
05/2022	$12,486	$11,403	$13,831
06/2022	$11,658	$11,224	$12,899
07/2022	$12,290	$11,498	$13,661
08/2022	$12,072	$11,174	$13,346
09/2022	$11,571	$10,691	$12,816
10/2022	$11,810	$10,552	$13,149
11/2022	$12,115	$10,940	$13,434
12/2022	$12,048	$10,891	$13,351
01/2023	$12,528	$11,226	$13,859
02/2023	$12,277	$10,936	$13,681
03/2023	$12,323	$11,214	$13,827
04/2023	$12,368	$11,282	$13,965
05/2023	$12,185	$11,159	$13,837
06/2023	$12,414	$11,119	$14,069
07/2023	$12,666	$11,111	$14,263
08/2023	$12,666	$11,040	$14,302
09/2023	$12,483	$10,760	$14,133
10/2023	$12,231	$10,590	$13,968
11/2023	$12,734	$11,069	$14,601
12/2023	$13,251	$11,493	$15,145
01/2024	$13,227	$11,462	$15,145
02/2024	$13,324	$11,300	$15,189
03/2024	$13,470	$11,404	$15,369
04/2024	$13,299	$11,116	$15,224
05/2024	$13,470	$11,304	$15,392
06/2024	$13,567	$11,411	$15,537
07/2024	$13,834	$11,678	$15,839
08/2024	$14,077	$11,846	$16,097
09/2024	$14,442	$12,004	$16,358

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Class	15.70%	4.12%	3.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index	15.74%	4.72%	5.04%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$333,857,326
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	451
Portfolio Turnover Rate	90%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,887,370

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Healthcare	3.0%
Leisure	3.3%
Aerospace & Defense	3.9%
Finance Companies	4.3%
Independent Energy	4.4%
Pharmaceuticals	4.4%
Property & Casualty Insurance	5.4%
Midstream	6.5%
Technology	8.7%
Cable Satellite	10.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	0.7
Not ratedFootnote Reference^	14.8
C	0.4
CC	1.9
CCC	6.3
B	23.8
BB	46.4
BBB	4.7
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Annual Shareholder Report

September 30, 2024

M-LSTIH99I-0924

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$68	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Overweight allocation to investment grade corporates was a contributor to performance, particularly within financial industries such as banking and finance companies.

• An underweight allocation to US Treasurys was a contributor as spread sectors continue to offer value.

• Security selection within investment grade corporates, particularly within industrial industries such as consumer non cyclical,and consumer cyclical, contributed positively.

Top Detractors from Performance

• Security selection within US Treasurys had a negative impact on excess return as securities in the benchmark outperformed those in the fund.

• Holdings in cash and cash/equivalents detracted from results.

• Securitized Agency security selection had a muted impact on performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2014	$9,576	$10,000	$10,000
10/2014	$9,649	$10,098	$10,070
11/2014	$9,682	$10,170	$10,121
12/2014	$9,652	$10,179	$10,089
01/2015	$9,798	$10,393	$10,257
02/2015	$9,757	$10,295	$10,185
03/2015	$9,800	$10,343	$10,235
04/2015	$9,800	$10,306	$10,231
05/2015	$9,799	$10,281	$10,232
06/2015	$9,732	$10,169	$10,171
07/2015	$9,759	$10,240	$10,208
08/2015	$9,739	$10,225	$10,199
09/2015	$9,784	$10,294	$10,268
10/2015	$9,784	$10,296	$10,257
11/2015	$9,763	$10,269	$10,231
12/2015	$9,701	$10,235	$10,197
01/2016	$9,786	$10,376	$10,322
02/2016	$9,811	$10,450	$10,372
03/2016	$9,912	$10,546	$10,446
04/2016	$9,965	$10,586	$10,474
05/2016	$9,965	$10,589	$10,462
06/2016	$10,104	$10,779	$10,612
07/2016	$10,139	$10,847	$10,642
08/2016	$10,136	$10,835	$10,615
09/2016	$10,140	$10,829	$10,629
10/2016	$10,106	$10,746	$10,585
11/2016	$9,938	$10,492	$10,402
12/2016	$9,952	$10,506	$10,409
01/2017	$9,976	$10,527	$10,437
02/2017	$10,019	$10,598	$10,486
03/2017	$10,028	$10,592	$10,491
04/2017	$10,082	$10,674	$10,556
05/2017	$10,138	$10,756	$10,608
06/2017	$10,125	$10,745	$10,589
07/2017	$10,171	$10,792	$10,638
08/2017	$10,226	$10,888	$10,701
09/2017	$10,185	$10,836	$10,653
10/2017	$10,191	$10,843	$10,652
11/2017	$10,170	$10,829	$10,619
12/2017	$10,180	$10,879	$10,632
01/2018	$10,098	$10,753	$10,538
02/2018	$10,044	$10,651	$10,490
03/2018	$10,074	$10,720	$10,527
04/2018	$10,023	$10,640	$10,472
05/2018	$10,073	$10,716	$10,535
06/2018	$10,053	$10,703	$10,528
07/2018	$10,076	$10,705	$10,531
08/2018	$10,128	$10,774	$10,593
09/2018	$10,098	$10,705	$10,551
10/2018	$10,080	$10,620	$10,536
11/2018	$10,101	$10,683	$10,584
12/2018	$10,207	$10,880	$10,725
01/2019	$10,311	$10,995	$10,818
02/2019	$10,352	$10,989	$10,827
03/2019	$10,498	$11,200	$10,974
04/2019	$10,530	$11,203	$10,995
05/2019	$10,647	$11,402	$11,138
06/2019	$10,770	$11,545	$11,258
07/2019	$10,773	$11,570	$11,254
08/2019	$10,949	$11,870	$11,454
09/2019	$10,916	$11,807	$11,412
10/2019	$10,968	$11,842	$11,457
11/2019	$10,943	$11,836	$11,440
12/2019	$10,959	$11,828	$11,454
01/2020	$11,123	$12,056	$11,617
02/2020	$11,266	$12,273	$11,781
03/2020	$11,002	$12,200	$11,729
04/2020	$11,250	$12,417	$11,895
05/2020	$11,394	$12,475	$11,985
06/2020	$11,558	$12,554	$12,059
07/2020	$11,681	$12,741	$12,149
08/2020	$11,695	$12,638	$12,135
09/2020	$11,687	$12,632	$12,133
10/2020	$11,669	$12,575	$12,106
11/2020	$11,743	$12,698	$12,166
12/2020	$11,788	$12,716	$12,191
01/2021	$11,764	$12,625	$12,158
02/2021	$11,663	$12,443	$12,058
03/2021	$11,575	$12,287	$11,965
04/2021	$11,640	$12,384	$12,024
05/2021	$11,684	$12,425	$12,072
06/2021	$11,683	$12,512	$12,082
07/2021	$11,771	$12,652	$12,175
08/2021	$11,748	$12,628	$12,155
09/2021	$11,680	$12,518	$12,085
10/2021	$11,613	$12,515	$12,017
11/2021	$11,610	$12,552	$12,031
12/2021	$11,586	$12,520	$12,016
01/2022	$11,417	$12,250	$11,840
02/2022	$11,316	$12,114	$11,762
03/2022	$11,029	$11,777	$11,474
04/2022	$10,808	$11,330	$11,245
05/2022	$10,867	$11,403	$11,328
06/2022	$10,729	$11,224	$11,202
07/2022	$10,905	$11,498	$11,385
08/2022	$10,691	$11,174	$11,158
09/2022	$10,397	$10,691	$10,859
10/2022	$10,331	$10,552	$10,812
11/2022	$10,572	$10,940	$11,046
12/2022	$10,579	$10,891	$11,026
01/2023	$10,808	$11,226	$11,232
02/2023	$10,629	$10,936	$11,030
03/2023	$10,797	$11,214	$11,284
04/2023	$10,859	$11,282	$11,352
05/2023	$10,797	$11,159	$11,268
06/2023	$10,714	$11,119	$11,192
07/2023	$10,769	$11,111	$11,221
08/2023	$10,769	$11,040	$11,219
09/2023	$10,661	$10,760	$11,099
10/2023	$10,614	$10,590	$11,047
11/2023	$10,896	$11,069	$11,342
12/2023	$11,144	$11,493	$11,605
01/2024	$11,203	$11,462	$11,629
02/2024	$11,095	$11,300	$11,513
03/2024	$11,180	$11,404	$11,587
04/2024	$11,038	$11,116	$11,431
05/2024	$11,171	$11,304	$11,569
06/2024	$11,258	$11,411	$11,661
07/2024	$11,467	$11,678	$11,880
08/2024	$11,588	$11,846	$12,017
09/2024	$11,711	$12,004	$12,147

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 5/27/10
Class A at NAV	9.86%	1.42%	2.03%	3.88%
Class A with 4.25% MSCFootnote Reference1	5.15%	0.53%	1.59%	3.71%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Intermediate Government/Credit Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$265,345,303
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	468
Portfolio Turnover Rate	132%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$521,187

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.2%
Finance Companies	3.9%
Life Insurance	4.3%
ABS Other	5.4%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
ABS Car Loan	10.7%
Banking	12.3%
Treasuries	29.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	30.2
Not ratedFootnote Reference^	12.9
BB	0.2
BBB	23.4
A	16.4
AA	7.0
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2024

TIDB99A-0924

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$146	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Overweight allocation to investment grade corporates was a contributor to performance, particularly within financial industries such as banking and finance companies.

• An underweight allocation to US Treasurys was a contributor as spread sectors continue to offer value.

• Security selection within investment grade corporates, particularly within industrial industries such as consumer non cyclical,and consumer cyclical, contributed positively.

Top Detractors from Performance

• Security selection within US Treasurys had a negative impact on excess return as securities in the benchmark outperformed those in the fund.

• Holdings in cash and cash/equivalents detracted from results.

• Securitized Agency security selection had a muted impact on performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,065	$10,098	$10,070
11/2014	$10,090	$10,170	$10,121
12/2014	$10,059	$10,179	$10,089
01/2015	$10,199	$10,393	$10,257
02/2015	$10,157	$10,295	$10,185
03/2015	$10,193	$10,343	$10,235
04/2015	$10,182	$10,306	$10,231
05/2015	$10,172	$10,281	$10,232
06/2015	$10,093	$10,169	$10,171
07/2015	$10,112	$10,240	$10,208
08/2015	$10,091	$10,225	$10,199
09/2015	$10,127	$10,294	$10,268
10/2015	$10,118	$10,296	$10,257
11/2015	$10,097	$10,269	$10,231
12/2015	$10,014	$10,235	$10,197
01/2016	$10,101	$10,376	$10,322
02/2016	$10,126	$10,450	$10,372
03/2016	$10,220	$10,546	$10,446
04/2016	$10,265	$10,586	$10,474
05/2016	$10,265	$10,589	$10,462
06/2016	$10,398	$10,779	$10,612
07/2016	$10,425	$10,847	$10,642
08/2016	$10,421	$10,835	$10,615
09/2016	$10,429	$10,829	$10,629
10/2016	$10,380	$10,746	$10,585
11/2016	$10,210	$10,492	$10,402
12/2016	$10,208	$10,506	$10,409
01/2017	$10,226	$10,527	$10,437
02/2017	$10,266	$10,598	$10,486
03/2017	$10,267	$10,592	$10,491
04/2017	$10,327	$10,674	$10,556
05/2017	$10,368	$10,756	$10,608
06/2017	$10,348	$10,745	$10,589
07/2017	$10,388	$10,792	$10,638
08/2017	$10,448	$10,888	$10,701
09/2017	$10,399	$10,836	$10,653
10/2017	$10,399	$10,843	$10,652
11/2017	$10,361	$10,829	$10,619
12/2017	$10,374	$10,879	$10,632
01/2018	$10,284	$10,753	$10,538
02/2018	$10,224	$10,651	$10,490
03/2018	$10,238	$10,720	$10,527
04/2018	$10,190	$10,640	$10,472
05/2018	$10,234	$10,716	$10,535
06/2018	$10,193	$10,703	$10,528
07/2018	$10,204	$10,705	$10,531
08/2018	$10,259	$10,774	$10,593
09/2018	$10,222	$10,705	$10,551
10/2018	$10,186	$10,620	$10,536
11/2018	$10,201	$10,683	$10,584
12/2018	$10,310	$10,880	$10,725
01/2019	$10,409	$10,995	$10,818
02/2019	$10,434	$10,989	$10,827
03/2019	$10,575	$11,200	$10,974
04/2019	$10,612	$11,203	$10,995
05/2019	$10,723	$11,402	$11,138
06/2019	$10,840	$11,545	$11,258
07/2019	$10,836	$11,570	$11,254
08/2019	$11,006	$11,870	$11,454
09/2019	$10,966	$11,807	$11,412
10/2019	$11,001	$11,842	$11,457
11/2019	$10,980	$11,836	$11,440
12/2019	$10,988	$11,828	$11,454
01/2020	$11,135	$12,056	$11,617
02/2020	$11,272	$12,273	$11,781
03/2020	$11,012	$12,200	$11,729
04/2020	$11,244	$12,417	$11,895
05/2020	$11,391	$12,475	$11,985
06/2020	$11,537	$12,554	$12,059
07/2020	$11,662	$12,741	$12,149
08/2020	$11,659	$12,638	$12,135
09/2020	$11,654	$12,632	$12,133
10/2020	$11,628	$12,575	$12,106
11/2020	$11,695	$12,698	$12,166
12/2020	$11,730	$12,716	$12,191
01/2021	$11,699	$12,625	$12,158
02/2021	$11,593	$12,443	$12,058
03/2021	$11,498	$12,287	$11,965
04/2021	$11,555	$12,384	$12,024
05/2021	$11,590	$12,425	$12,072
06/2021	$11,582	$12,512	$12,082
07/2021	$11,670	$12,652	$12,175
08/2021	$11,640	$12,628	$12,155
09/2021	$11,565	$12,518	$12,085
10/2021	$11,481	$12,515	$12,017
11/2021	$11,481	$12,552	$12,031
12/2021	$11,448	$12,520	$12,016
01/2022	$11,275	$12,250	$11,840
02/2022	$11,170	$12,114	$11,762
03/2022	$10,869	$11,777	$11,474
04/2022	$10,656	$11,330	$11,245
05/2022	$10,695	$11,403	$11,328
06/2022	$10,562	$11,224	$11,202
07/2022	$10,729	$11,498	$11,385
08/2022	$10,512	$11,174	$11,158
09/2022	$10,218	$10,691	$10,859
10/2022	$10,153	$10,552	$10,812
11/2022	$10,390	$10,940	$11,046
12/2022	$10,396	$10,891	$11,026
01/2023	$10,621	$11,226	$11,232
02/2023	$10,445	$10,936	$11,030
03/2023	$10,611	$11,214	$11,284
04/2023	$10,672	$11,282	$11,352
05/2023	$10,611	$11,159	$11,268
06/2023	$10,529	$11,119	$11,192
07/2023	$10,583	$11,111	$11,221
08/2023	$10,583	$11,040	$11,219
09/2023	$10,477	$10,760	$11,099
10/2023	$10,430	$10,590	$11,047
11/2023	$10,708	$11,069	$11,342
12/2023	$10,951	$11,493	$11,605
01/2024	$11,010	$11,462	$11,629
02/2024	$10,904	$11,300	$11,513
03/2024	$10,987	$11,404	$11,587
04/2024	$10,848	$11,116	$11,431
05/2024	$10,978	$11,304	$11,569
06/2024	$11,064	$11,411	$11,661
07/2024	$11,269	$11,678	$11,880
08/2024	$11,388	$11,846	$12,017
09/2024	$11,509	$12,004	$12,147

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class C at NAV	9.17%	0.68%	1.42%	-%
Class C with CDSCFootnote Reference1	8.17%	0.68%	1.42%	-%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%	2.06%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Intermediate Government/Credit Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$265,345,303
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	468
Portfolio Turnover Rate	132%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$521,187

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.2%
Finance Companies	3.9%
Life Insurance	4.3%
ABS Other	5.4%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
ABS Car Loan	10.7%
Banking	12.3%
Treasuries	29.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	30.2
Not ratedFootnote Reference^	12.9
BB	0.2
BBB	23.4
A	16.4
AA	7.0
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2024

TIDB99C-0924

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$37	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Overweight allocation to investment grade corporates was a contributor to performance, particularly within financial industries such as banking and finance companies.

• An underweight allocation to US Treasurys was a contributor as spread sectors continue to offer value.

• Security selection within investment grade corporates, particularly within industrial industries such as consumer non cyclical,and consumer cyclical, contributed positively.

Top Detractors from Performance

• Security selection within US Treasurys had a negative impact on excess return as securities in the benchmark outperformed those in the fund.

• Holdings in cash and cash/equivalents detracted from results.

• Securitized Agency security selection had a muted impact on performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
02/2019	$10,052	$9,994	$10,009
04/2019	$10,197	$10,186	$10,144
05/2019	$10,231	$10,189	$10,164
06/2019	$10,357	$10,370	$10,296
07/2019	$10,469	$10,500	$10,406
08/2019	$10,475	$10,523	$10,403
09/2019	$10,649	$10,796	$10,587
10/2019	$10,672	$10,770	$10,591
11/2019	$10,650	$10,765	$10,575
12/2019	$10,669	$10,757	$10,588
01/2020	$10,821	$10,964	$10,739
02/2020	$10,963	$11,162	$10,890
03/2020	$10,718	$11,096	$10,842
04/2020	$10,953	$11,293	$10,995
05/2020	$11,106	$11,346	$11,079
06/2020	$11,269	$11,417	$11,147
07/2020	$11,392	$11,588	$11,230
08/2020	$11,398	$11,494	$11,217
09/2020	$11,403	$11,488	$11,216
10/2020	$11,389	$11,437	$11,191
11/2020	$11,475	$11,549	$11,246
12/2020	$11,512	$11,565	$11,270
01/2021	$11,491	$11,482	$11,238
02/2021	$11,395	$11,316	$11,146
03/2021	$11,322	$11,175	$11,060
04/2021	$11,377	$11,263	$11,115
05/2021	$11,424	$11,300	$11,159
06/2021	$11,426	$11,379	$11,168
07/2021	$11,515	$11,507	$11,254
08/2021	$11,495	$11,485	$11,236
09/2021	$11,432	$11,385	$11,171
10/2021	$11,368	$11,382	$11,109
11/2021	$11,368	$11,416	$11,122
12/2021	$11,358	$11,387	$11,107
01/2022	$11,184	$11,141	$10,944
02/2022	$11,088	$11,017	$10,872
03/2022	$10,809	$10,711	$10,606
04/2022	$10,595	$10,304	$10,394
05/2022	$10,656	$10,371	$10,472
06/2022	$10,534	$10,208	$10,355
07/2022	$10,699	$10,458	$10,524
08/2022	$10,503	$10,162	$10,314
09/2022	$10,205	$9,723	$10,038
10/2022	$10,143	$9,597	$9,994
11/2022	$10,382	$9,950	$10,211
12/2022	$10,392	$9,905	$10,193
01/2023	$10,619	$10,210	$10,383
02/2023	$10,445	$9,946	$10,196
03/2023	$10,614	$10,199	$10,430
04/2023	$10,689	$10,260	$10,494
05/2023	$10,619	$10,149	$10,416
06/2023	$10,553	$10,112	$10,345
07/2023	$10,598	$10,105	$10,373
08/2023	$10,613	$10,041	$10,371
09/2023	$10,508	$9,786	$10,259
10/2023	$10,453	$9,631	$10,212
11/2023	$10,734	$10,067	$10,484
12/2023	$10,995	$10,453	$10,727
01/2024	$11,045	$10,424	$10,749
02/2024	$10,952	$10,277	$10,643
03/2024	$11,027	$10,372	$10,711
04/2024	$10,890	$10,110	$10,566
05/2024	$11,023	$10,281	$10,694
06/2024	$11,113	$10,379	$10,779
07/2024	$11,322	$10,621	$10,982
08/2024	$11,456	$10,774	$11,108
09/2024	$11,581	$10,918	$11,229

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 2/1/19
Class N	10.21%	1.75%	2.63%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.56%
Bloomberg U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	2.06%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Intermediate Government/Credit Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$265,345,303
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	468
Portfolio Turnover Rate	132%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$521,187

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.2%
Finance Companies	3.9%
Life Insurance	4.3%
ABS Other	5.4%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
ABS Car Loan	10.7%
Banking	12.3%
Treasuries	29.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	30.2
Not ratedFootnote Reference^	12.9
BB	0.2
BBB	23.4
A	16.4
AA	7.0
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2024

TIDB99N-0924

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$42	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Overweight allocation to investment grade corporates was a contributor to performance, particularly within financial industries such as banking and finance companies.

• An underweight allocation to US Treasurys was a contributor as spread sectors continue to offer value.

• Security selection within investment grade corporates, particularly within industrial industries such as consumer non cyclical,and consumer cyclical, contributed positively.

Top Detractors from Performance

• Security selection within US Treasurys had a negative impact on excess return as securities in the benchmark outperformed those in the fund.

• Holdings in cash and cash/equivalents detracted from results.

• Securitized Agency security selection had a muted impact on performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,069	$10,098	$10,070
11/2014	$10,115	$10,170	$10,121
12/2014	$10,086	$10,179	$10,089
01/2015	$10,240	$10,393	$10,257
02/2015	$10,190	$10,295	$10,185
03/2015	$10,247	$10,343	$10,235
04/2015	$10,239	$10,306	$10,231
05/2015	$10,250	$10,281	$10,232
06/2015	$10,182	$10,169	$10,171
07/2015	$10,202	$10,240	$10,208
08/2015	$10,193	$10,225	$10,199
09/2015	$10,242	$10,294	$10,268
10/2015	$10,245	$10,296	$10,257
11/2015	$10,215	$10,269	$10,231
12/2015	$10,163	$10,235	$10,197
01/2016	$10,244	$10,376	$10,322
02/2016	$10,282	$10,450	$10,372
03/2016	$10,390	$10,546	$10,446
04/2016	$10,438	$10,586	$10,474
05/2016	$10,450	$10,589	$10,462
06/2016	$10,588	$10,779	$10,612
07/2016	$10,637	$10,847	$10,642
08/2016	$10,626	$10,835	$10,615
09/2016	$10,642	$10,829	$10,629
10/2016	$10,609	$10,746	$10,585
11/2016	$10,435	$10,492	$10,402
12/2016	$10,441	$10,506	$10,409
01/2017	$10,468	$10,527	$10,437
02/2017	$10,526	$10,598	$10,486
03/2017	$10,527	$10,592	$10,491
04/2017	$10,597	$10,674	$10,556
05/2017	$10,657	$10,756	$10,608
06/2017	$10,636	$10,745	$10,589
07/2017	$10,686	$10,792	$10,638
08/2017	$10,757	$10,888	$10,701
09/2017	$10,716	$10,836	$10,653
10/2017	$10,725	$10,843	$10,652
11/2017	$10,694	$10,829	$10,619
12/2017	$10,718	$10,879	$10,632
01/2018	$10,633	$10,753	$10,538
02/2018	$10,579	$10,651	$10,490
03/2018	$10,602	$10,720	$10,527
04/2018	$10,561	$10,640	$10,472
05/2018	$10,616	$10,716	$10,535
06/2018	$10,598	$10,703	$10,528
07/2018	$10,614	$10,705	$10,531
08/2018	$10,681	$10,774	$10,593
09/2018	$10,652	$10,705	$10,551
10/2018	$10,635	$10,620	$10,536
11/2018	$10,649	$10,683	$10,584
12/2018	$10,774	$10,880	$10,725
01/2019	$10,886	$10,995	$10,818
02/2019	$10,920	$10,989	$10,827
03/2019	$11,078	$11,200	$10,974
04/2019	$11,124	$11,203	$10,995
05/2019	$11,251	$11,402	$11,138
06/2019	$11,371	$11,545	$11,258
07/2019	$11,388	$11,570	$11,254
08/2019	$11,577	$11,870	$11,454
09/2019	$11,544	$11,807	$11,412
10/2019	$11,591	$11,842	$11,457
11/2019	$11,577	$11,836	$11,440
12/2019	$11,597	$11,828	$11,454
01/2020	$11,761	$12,056	$11,617
02/2020	$11,915	$12,273	$11,781
03/2020	$11,649	$12,200	$11,729
04/2020	$11,903	$12,417	$11,895
05/2020	$12,070	$12,475	$11,985
06/2020	$12,235	$12,554	$12,059
07/2020	$12,379	$12,741	$12,149
08/2020	$12,385	$12,638	$12,135
09/2020	$12,390	$12,632	$12,133
10/2020	$12,374	$12,575	$12,106
11/2020	$12,455	$12,698	$12,166
12/2020	$12,494	$12,716	$12,191
01/2021	$12,483	$12,625	$12,158
02/2021	$12,379	$12,443	$12,058
03/2021	$12,288	$12,287	$11,965
04/2021	$12,359	$12,384	$12,024
05/2021	$12,397	$12,425	$12,072
06/2021	$12,410	$12,512	$12,082
07/2021	$12,506	$12,652	$12,175
08/2021	$12,484	$12,628	$12,155
09/2021	$12,415	$12,518	$12,085
10/2021	$12,334	$12,515	$12,017
11/2021	$12,345	$12,552	$12,031
12/2021	$12,322	$12,520	$12,016
01/2022	$12,144	$12,250	$11,840
02/2022	$12,040	$12,114	$11,762
03/2022	$11,724	$11,777	$11,474
04/2022	$11,492	$11,330	$11,245
05/2022	$11,558	$11,403	$11,328
06/2022	$11,425	$11,224	$11,202
07/2022	$11,603	$11,498	$11,385
08/2022	$11,390	$11,174	$11,158
09/2022	$11,079	$10,691	$10,859
10/2022	$11,011	$10,552	$10,812
11/2022	$11,270	$10,940	$11,046
12/2022	$11,268	$10,891	$11,026
01/2023	$11,526	$11,226	$11,232
02/2023	$11,325	$10,936	$11,030
03/2023	$11,520	$11,214	$11,284
04/2023	$11,589	$11,282	$11,352
05/2023	$11,513	$11,159	$11,268
06/2023	$11,440	$11,119	$11,192
07/2023	$11,501	$11,111	$11,221
08/2023	$11,504	$11,040	$11,219
09/2023	$11,390	$10,760	$11,099
10/2023	$11,330	$10,590	$11,047
11/2023	$11,647	$11,069	$11,342
12/2023	$11,916	$11,493	$11,605
01/2024	$11,982	$11,462	$11,629
02/2024	$11,869	$11,300	$11,513
03/2024	$11,962	$11,404	$11,587
04/2024	$11,813	$11,116	$11,431
05/2024	$11,957	$11,304	$11,569
06/2024	$12,054	$11,411	$11,661
07/2024	$12,267	$11,678	$11,880
08/2024	$12,412	$11,846	$12,017
09/2024	$12,547	$12,004	$12,147

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 5/27/10
Class Y	10.15%	1.68%	2.29%	4.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Intermediate Government/Credit Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$265,345,303
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	468
Portfolio Turnover Rate	132%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$521,187

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.2%
Finance Companies	3.9%
Life Insurance	4.3%
ABS Other	5.4%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
ABS Car Loan	10.7%
Banking	12.3%
Treasuries	29.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	30.2
Not ratedFootnote Reference^	12.9
BB	0.2
BBB	23.4
A	16.4
AA	7.0
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2024

TIDB99Y-0924

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

• The Fund’s significant overweight to agency commercial mortgage-backed securities (CMBS) was the leading contributor to performance for the year, specifically an allocation to multi-family derivatives.

• Another additive to the Fund’s performance relative to the benchmark for the year was a significant overweight to CMBS due to Conduit Senior Loans.

• An overweight position in commercial asset-backed securities (ABS) also contributed positively to relative return for the period, notably issues backed by aircraft leases.

• An overweight position in consumer ABS boosted returns for the period.

• The Fund’s allocation to non-agency residential mortgage-backed securities contributed to relative performance, specifically exposure in re-performing loans.

• An allocation to collateralized loan obligations boosted returns mainly due to exposure in senior mezzanine loans.

• Performance attributable to overall duration and yield curve positioning was additive to relative returns.

• Significant underweight positioning with respect to agency pass-through mortgage-backed securities diminished performance for the year.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized Bond Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,093	$10,098	$10,096
11/2014	$10,160	$10,170	$10,161
12/2014	$10,157	$10,179	$10,174
01/2015	$10,280	$10,393	$10,267
02/2015	$10,251	$10,295	$10,246
03/2015	$10,308	$10,343	$10,286
04/2015	$10,314	$10,306	$10,290
05/2015	$10,322	$10,281	$10,288
06/2015	$10,275	$10,169	$10,209
07/2015	$10,339	$10,240	$10,273
08/2015	$10,342	$10,225	$10,279
09/2015	$10,413	$10,294	$10,343
10/2015	$10,388	$10,296	$10,348
11/2015	$10,379	$10,269	$10,333
12/2015	$10,358	$10,235	$10,324
01/2016	$10,508	$10,376	$10,459
02/2016	$10,527	$10,450	$10,500
03/2016	$10,565	$10,546	$10,537
04/2016	$10,611	$10,586	$10,555
05/2016	$10,639	$10,589	$10,569
06/2016	$10,759	$10,779	$10,660
07/2016	$10,800	$10,847	$10,686
08/2016	$10,814	$10,835	$10,697
09/2016	$10,857	$10,829	$10,723
10/2016	$10,833	$10,746	$10,692
11/2016	$10,690	$10,492	$10,510
12/2016	$10,679	$10,506	$10,508
01/2017	$10,700	$10,527	$10,508
02/2017	$10,753	$10,598	$10,556
03/2017	$10,762	$10,592	$10,560
04/2017	$10,843	$10,674	$10,629
05/2017	$10,929	$10,756	$10,696
06/2017	$10,908	$10,745	$10,654
07/2017	$10,953	$10,792	$10,703
08/2017	$11,051	$10,888	$10,783
09/2017	$11,010	$10,836	$10,754
10/2017	$11,027	$10,843	$10,753
11/2017	$11,015	$10,829	$10,737
12/2017	$11,043	$10,879	$10,771
01/2018	$10,943	$10,753	$10,647
02/2018	$10,916	$10,651	$10,578
03/2018	$10,986	$10,720	$10,643
04/2018	$10,967	$10,640	$10,589
05/2018	$11,051	$10,716	$10,664
06/2018	$11,053	$10,703	$10,667
07/2018	$11,026	$10,705	$10,657
08/2018	$11,118	$10,774	$10,724
09/2018	$11,053	$10,705	$10,660
10/2018	$11,011	$10,620	$10,595
11/2018	$11,118	$10,683	$10,687
12/2018	$11,317	$10,880	$10,878
01/2019	$11,410	$10,995	$10,965
02/2019	$11,416	$10,989	$10,959
03/2019	$11,585	$11,200	$11,120
04/2019	$11,601	$11,203	$11,116
05/2019	$11,776	$11,402	$11,264
06/2019	$11,874	$11,545	$11,347
07/2019	$11,890	$11,570	$11,390
08/2019	$12,053	$11,870	$11,504
09/2019	$12,044	$11,807	$11,505
10/2019	$12,085	$11,842	$11,546
11/2019	$12,090	$11,836	$11,551
12/2019	$12,087	$11,828	$11,578
01/2020	$12,235	$12,056	$11,675
02/2020	$12,346	$12,273	$11,803
03/2020	$11,913	$12,200	$11,885
04/2020	$12,105	$12,417	$11,967
05/2020	$12,213	$12,475	$11,992
06/2020	$12,369	$12,554	$11,997
07/2020	$12,458	$12,741	$12,029
08/2020	$12,495	$12,638	$12,035
09/2020	$12,541	$12,632	$12,026
10/2020	$12,540	$12,575	$12,018
11/2020	$12,592	$12,698	$12,032
12/2020	$12,651	$12,716	$12,063
01/2021	$12,704	$12,625	$12,071
02/2021	$12,710	$12,443	$11,987
03/2021	$12,668	$12,287	$11,921
04/2021	$12,749	$12,384	$11,989
05/2021	$12,771	$12,425	$11,976
06/2021	$12,785	$12,512	$11,974
07/2021	$12,860	$12,652	$12,050
08/2021	$12,850	$12,628	$12,031
09/2021	$12,814	$12,518	$11,984
10/2021	$12,750	$12,515	$11,960
11/2021	$12,753	$12,552	$11,948
12/2021	$12,732	$12,520	$11,937
01/2022	$12,565	$12,250	$11,760
02/2022	$12,461	$12,114	$11,645
03/2022	$12,110	$11,777	$11,341
04/2022	$11,799	$11,330	$10,955
05/2022	$11,818	$11,403	$11,069
06/2022	$11,661	$11,224	$10,899
07/2022	$11,946	$11,498	$11,236
08/2022	$11,613	$11,174	$10,862
09/2022	$11,133	$10,691	$10,332
10/2022	$10,878	$10,552	$10,184
11/2022	$11,263	$10,940	$10,586
12/2022	$11,227	$10,891	$10,544
01/2023	$11,611	$11,226	$10,884
02/2023	$11,350	$10,936	$10,605
03/2023	$11,595	$11,214	$10,805
04/2023	$11,691	$11,282	$10,863
05/2023	$11,583	$11,159	$10,785
06/2023	$11,543	$11,119	$10,736
07/2023	$11,538	$11,111	$10,731
08/2023	$11,499	$11,040	$10,649
09/2023	$11,218	$10,760	$10,327
10/2023	$11,020	$10,590	$10,125
11/2023	$11,520	$11,069	$10,633
12/2023	$12,014	$11,493	$11,079
01/2024	$12,030	$11,462	$11,037
02/2024	$11,866	$11,300	$10,865
03/2024	$11,998	$11,404	$10,979
04/2024	$11,739	$11,116	$10,659
05/2024	$11,924	$11,304	$10,867
06/2024	$12,089	$11,411	$10,992
07/2024	$12,373	$11,678	$11,275
08/2024	$12,559	$11,846	$11,454
09/2024	$12,748	$12,004	$11,590

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit loomissayles.com/website/intermediary-advisory/performance-monthly.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Class	13.64%	1.14%	2.46%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Securitized Bond Index	12.22%	0.15%	1.49%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Securitized Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$1,492,251,789
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	623
Portfolio Turnover Rate	90%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	(3.2%)
Short-Term Investments	10.3%
Collateralized Loan Obligations	4.8%
Collateralized Mortgage Obligations	5.5%
ABS Home Equity	5.9%
ABS Other	7.4%
ABS Car Loan	8.4%
Non-Agency Commercial Mortgage-Backed Securities	8.6%
Agency Commercial Mortgage-Backed Securities	9.6%
Mortgage Related	42.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.2
Not ratedFootnote Reference^	19.9
B	0.2
BB	0.7
BBB	0.7
A	2.0
AA	64.9
AAA	8.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports.

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Annual Shareholder Report

September 30, 2024

M-LSTSA99I-0924

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$155	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The Fund benefitted from an equity market that generally rewarded larger stocks as the Fund is invested in the upper end of its market capitalization range.

• Utilities were rewarded from the Fund's overweight position, and strong stock selection within the sector, relative to the Russell 2000 Value Index (the “Index”).

• Strong individual stock performance across a number of additional sectors (industrials, materials and consumer staples) aided the Fund’s return as the fundamental performance of those companies exceeded investor expectations.

Top Detractors from Performance

• The Fund was negatively impacted by several high returning “low quality” rallies within the trailing 12- month period as the market pivoted away from a quality fundamentals approach to a top-down focus driven by investor’s exuberance regarding Federal Reserve interest rate cuts.

• Within the Index, the expectations of lower interest rates drove the performance of the financials (banks), real estate and consumer discretionary sectors, creating lagging performance for the Fund which is underweight to those segments of the market.

• The decline in the commodity price of oil and gas created lagging returns within energy due to the Fund’s overweight to the Index.

• Lastly, relative stock selection within health care was disappointing as a few select holdings more than offset the overall positive contribution from the sector, which included the Fund’s top performer.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Russell 3000® Index	Russell 2000® Value Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,696	$10,275	$10,699
11/2014	$10,610	$10,524	$10,649
12/2014	$10,824	$10,524	$10,940
01/2015	$10,420	$10,231	$10,484
02/2015	$11,091	$10,824	$10,971
03/2015	$11,323	$10,713	$11,156
04/2015	$11,147	$10,762	$10,918
05/2015	$11,180	$10,911	$11,009
06/2015	$11,232	$10,728	$11,023
07/2015	$11,026	$10,908	$10,719
08/2015	$10,364	$10,249	$10,193
09/2015	$10,071	$9,951	$9,840
10/2015	$10,713	$10,736	$10,391
11/2015	$10,974	$10,796	$10,686
12/2015	$10,412	$10,574	$10,123
01/2016	$9,633	$9,978	$9,443
02/2016	$9,836	$9,975	$9,507
03/2016	$10,709	$10,677	$10,295
04/2016	$10,843	$10,743	$10,513
05/2016	$11,086	$10,935	$10,706
06/2016	$11,010	$10,958	$10,738
07/2016	$11,578	$11,393	$11,318
08/2016	$11,766	$11,422	$11,599
09/2016	$11,701	$11,440	$11,691
10/2016	$11,328	$11,192	$11,306
11/2016	$12,639	$11,693	$12,807
12/2016	$13,098	$11,921	$13,336
01/2017	$13,090	$12,145	$13,241
02/2017	$13,290	$12,597	$13,432
03/2017	$13,133	$12,606	$13,318
04/2017	$13,129	$12,739	$13,371
05/2017	$12,804	$12,870	$12,955
06/2017	$13,106	$12,986	$13,408
07/2017	$13,341	$13,231	$13,493
08/2017	$13,074	$13,256	$13,161
09/2017	$13,936	$13,579	$14,093
10/2017	$14,069	$13,876	$14,111
11/2017	$14,516	$14,297	$14,520
12/2017	$14,343	$14,440	$14,381
01/2018	$14,671	$15,201	$14,558
02/2018	$13,957	$14,641	$13,830
03/2018	$13,993	$14,347	$14,001
04/2018	$14,002	$14,402	$14,244
05/2018	$14,391	$14,808	$15,073
06/2018	$14,458	$14,905	$15,164
07/2018	$14,755	$15,400	$15,432
08/2018	$15,184	$15,940	$15,799
09/2018	$14,728	$15,967	$15,407
10/2018	$13,382	$14,791	$14,028
11/2018	$13,528	$15,087	$14,254
12/2018	$11,912	$13,683	$12,531
01/2019	$13,224	$14,858	$13,902
02/2019	$13,950	$15,380	$14,442
03/2019	$13,598	$15,605	$14,026
04/2019	$14,319	$16,228	$14,556
05/2019	$13,192	$15,178	$13,367
06/2019	$14,087	$16,244	$14,219
07/2019	$14,214	$16,485	$14,241
08/2019	$13,682	$16,149	$13,447
09/2019	$14,051	$16,433	$14,137
10/2019	$14,177	$16,786	$14,479
11/2019	$14,472	$17,424	$14,818
12/2019	$14,826	$17,928	$15,337
01/2020	$14,310	$17,908	$14,510
02/2020	$12,785	$16,442	$13,100
03/2020	$9,809	$14,181	$9,868
04/2020	$11,002	$16,059	$11,085
05/2020	$11,495	$16,918	$11,403
06/2020	$11,638	$17,304	$11,734
07/2020	$12,017	$18,287	$11,976
08/2020	$12,469	$19,612	$12,621
09/2020	$11,839	$18,898	$12,033
10/2020	$12,309	$18,490	$12,464
11/2020	$14,029	$20,739	$14,870
12/2020	$15,071	$21,672	$16,048
01/2021	$15,387	$21,576	$16,892
02/2021	$16,858	$22,250	$18,479
03/2021	$17,633	$23,048	$19,445
04/2021	$18,334	$24,236	$19,838
05/2021	$18,719	$24,346	$20,456
06/2021	$18,421	$24,947	$20,332
07/2021	$18,136	$25,369	$19,604
08/2021	$18,440	$26,092	$20,129
09/2021	$18,266	$24,921	$19,726
10/2021	$18,967	$26,607	$20,478
11/2021	$18,508	$26,202	$19,778
12/2021	$19,352	$27,234	$20,585
01/2022	$18,258	$25,631	$19,385
02/2022	$18,250	$24,986	$19,705
03/2022	$18,108	$25,796	$20,091
04/2022	$16,848	$23,481	$18,532
05/2022	$17,283	$23,450	$18,888
06/2022	$15,663	$21,488	$17,022
07/2022	$17,403	$23,504	$18,670
08/2022	$16,915	$22,627	$18,079
09/2022	$15,228	$20,528	$16,237
10/2022	$17,058	$22,212	$18,281
11/2022	$17,905	$23,371	$18,840
12/2022	$17,031	$22,003	$17,604
01/2023	$18,421	$23,518	$19,283
02/2023	$18,540	$22,968	$18,839
03/2023	$17,560	$23,583	$17,488
04/2023	$17,372	$23,834	$17,052
05/2023	$17,091	$23,927	$16,716
06/2023	$18,677	$25,560	$18,044
07/2023	$19,640	$26,477	$19,406
08/2023	$19,239	$25,966	$18,472
09/2023	$18,302	$24,729	$17,510
10/2023	$17,381	$24,073	$16,466
11/2023	$18,591	$26,318	$17,948
12/2023	$20,235	$27,714	$20,182
01/2024	$19,680	$28,021	$19,265
02/2024	$20,634	$29,538	$19,895
03/2024	$21,943	$30,491	$20,767
04/2024	$20,875	$29,149	$19,444
05/2024	$21,797	$30,526	$20,353
06/2024	$21,346	$31,471	$20,010
07/2024	$23,023	$32,056	$22,449
08/2024	$22,530	$32,754	$22,028
09/2024	$22,331	$33,432	$22,042

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 12/31/97
Admin Class	22.02%	9.71%	8.37%	10.86%
Russell 3000® Index	35.19%	15.26%	12.83%	-%
Russell 2000® Value Index	25.88%	9.29%	8.22%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Russell 3000® Index. The Fund will retain the Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$392,961,104
# of Portfolio Holdings (including overnight repurchase agreements)	116
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,614,608

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.0%
Chemicals	3.0%
Building Products	3.0%
Insurance	3.1%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	3.8%
Aerospace & Defense	3.8%
Financial Services	3.9%
Trading Companies & Distributors	4.1%
Oil, Gas & Consumable Fuels	4.3%
Energy Equipment & Services	4.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	6.3%
Banks	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	2.3%
Tenet Healthcare Corp.	1.6%
Weatherford International PLC	1.5%
Federal Agricultural Mortgage Corp., Class C	1.5%
Kadant, Inc.	1.5%
Vontier Corp.	1.5%
Wintrust Financial Corp.	1.5%
U.S. Cellular Corp.	1.5%
Knife River Corp.	1.4%
Popular, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2024

M-LSTSCV99A-0924

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$95	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The Fund benefitted from an equity market that generally rewarded larger stocks as the Fund is invested in the upper end of its market capitalization range.

• Utilities were rewarded from the Fund's overweight position, and strong stock selection within the sector, relative to the Russell 2000 Value Index (the “Index”).

• Strong individual stock performance across a number of additional sectors (industrials, materials and consumer staples) aided the Fund’s return as the fundamental performance of those companies exceeded investor expectations.

Top Detractors from Performance

• The Fund was negatively impacted by several high returning “low quality” rallies within the trailing 12- month period as the market pivoted away from a quality fundamentals approach to a top-down focus driven by investor’s exuberance regarding Federal Reserve interest rate cuts.

• Within the Index, the expectations of lower interest rates drove the performance of the financials (banks), real estate and consumer discretionary sectors, creating lagging performance for the Fund which is underweight to those segments of the market.

• The decline in the commodity price of oil and gas created lagging returns within energy due to the Fund’s overweight to the Index.

• Lastly, relative stock selection within health care was disappointing as a few select holdings more than offset the overall positive contribution from the sector, which included the Fund’s top performer.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Russell 3000® Index	Russell 2000® Value Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,700	$10,275	$10,699
11/2014	$10,617	$10,524	$10,649
12/2014	$10,835	$10,524	$10,940
01/2015	$10,433	$10,231	$10,484
02/2015	$11,112	$10,824	$10,971
03/2015	$11,351	$10,713	$11,156
04/2015	$11,181	$10,762	$10,918
05/2015	$11,215	$10,911	$11,009
06/2015	$11,275	$10,728	$11,023
07/2015	$11,074	$10,908	$10,719
08/2015	$10,414	$10,249	$10,193
09/2015	$10,125	$9,951	$9,840
10/2015	$10,775	$10,736	$10,391
11/2015	$11,043	$10,796	$10,686
12/2015	$10,480	$10,574	$10,123
01/2016	$9,703	$9,978	$9,443
02/2016	$9,909	$9,975	$9,507
03/2016	$10,795	$10,677	$10,295
04/2016	$10,938	$10,743	$10,513
05/2016	$11,187	$10,935	$10,706
06/2016	$11,113	$10,958	$10,738
07/2016	$11,694	$11,393	$11,318
08/2016	$11,890	$11,422	$11,599
09/2016	$11,830	$11,440	$11,691
10/2016	$11,460	$11,192	$11,306
11/2016	$12,789	$11,693	$12,807
12/2016	$13,261	$11,921	$13,336
01/2017	$13,257	$12,145	$13,241
02/2017	$13,466	$12,597	$13,432
03/2017	$13,318	$12,606	$13,318
04/2017	$13,318	$12,739	$13,371
05/2017	$12,992	$12,870	$12,955
06/2017	$13,306	$12,986	$13,408
07/2017	$13,549	$13,231	$13,493
08/2017	$13,288	$13,256	$13,161
09/2017	$14,170	$13,579	$14,093
10/2017	$14,310	$13,876	$14,111
11/2017	$14,772	$14,297	$14,520
12/2017	$14,604	$14,440	$14,381
01/2018	$14,941	$15,201	$14,558
02/2018	$14,225	$14,641	$13,830
03/2018	$14,267	$14,347	$14,001
04/2018	$14,284	$14,402	$14,244
05/2018	$14,685	$14,808	$15,073
06/2018	$14,762	$14,905	$15,164
07/2018	$15,073	$15,400	$15,432
08/2018	$15,517	$15,940	$15,799
09/2018	$15,061	$15,967	$15,407
10/2018	$13,687	$14,791	$14,028
11/2018	$13,845	$15,087	$14,254
12/2018	$12,196	$13,683	$12,531
01/2019	$13,547	$14,858	$13,902
02/2019	$14,297	$15,380	$14,442
03/2019	$13,945	$15,605	$14,026
04/2019	$14,690	$16,228	$14,556
05/2019	$13,541	$15,178	$13,367
06/2019	$14,463	$16,244	$14,219
07/2019	$14,604	$16,485	$14,241
08/2019	$14,065	$16,149	$13,447
09/2019	$14,448	$16,433	$14,137
10/2019	$14,584	$16,786	$14,479
11/2019	$14,897	$17,424	$14,818
12/2019	$15,270	$17,928	$15,337
01/2020	$14,739	$17,908	$14,510
02/2020	$13,178	$16,442	$13,100
03/2020	$10,116	$14,181	$9,868
04/2020	$11,354	$16,059	$11,085
05/2020	$11,869	$16,918	$11,403
06/2020	$12,017	$17,304	$11,734
07/2020	$12,417	$18,287	$11,976
08/2020	$12,888	$19,612	$12,621
09/2020	$12,241	$18,898	$12,033
10/2020	$12,740	$18,490	$12,464
11/2020	$14,525	$20,739	$14,870
12/2020	$15,610	$21,672	$16,048
01/2021	$15,942	$21,576	$16,892
02/2021	$17,476	$22,250	$18,479
03/2021	$18,287	$23,048	$19,445
04/2021	$19,022	$24,236	$19,838
05/2021	$19,430	$24,346	$20,456
06/2021	$19,128	$24,947	$20,332
07/2021	$18,844	$25,369	$19,604
08/2021	$19,164	$26,092	$20,129
09/2021	$18,992	$24,921	$19,726
10/2021	$19,732	$26,607	$20,478
11/2021	$19,264	$26,202	$19,778
12/2021	$20,147	$27,234	$20,585
01/2022	$19,019	$25,631	$19,385
02/2022	$19,019	$24,986	$19,705
03/2022	$18,885	$25,796	$20,091
04/2022	$17,580	$23,481	$18,532
05/2022	$18,039	$23,450	$18,888
06/2022	$16,353	$21,488	$17,022
07/2022	$18,180	$23,504	$18,670
08/2022	$17,679	$22,627	$18,079
09/2022	$15,923	$20,528	$16,237
10/2022	$17,841	$22,212	$18,281
11/2022	$18,737	$23,371	$18,840
12/2022	$17,835	$22,003	$17,604
01/2023	$19,299	$23,518	$19,283
02/2023	$19,434	$22,968	$18,839
03/2023	$18,408	$23,583	$17,488
04/2023	$18,225	$23,834	$17,052
05/2023	$17,939	$23,927	$16,716
06/2023	$19,609	$25,560	$18,044
07/2023	$20,636	$26,477	$19,406
08/2023	$20,222	$25,966	$18,472
09/2023	$19,235	$24,729	$17,510
10/2023	$18,289	$24,073	$16,466
11/2023	$19,570	$26,318	$17,948
12/2023	$21,307	$27,714	$20,182
01/2024	$20,733	$28,021	$19,265
02/2024	$21,747	$29,538	$19,895
03/2024	$23,133	$30,491	$20,767
04/2024	$22,014	$29,149	$19,444
05/2024	$22,999	$30,526	$20,353
06/2024	$22,540	$31,471	$20,010
07/2024	$24,318	$32,056	$22,449
08/2024	$23,802	$32,754	$22,028
09/2024	$23,611	$33,432	$22,042

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	22.74%	10.32%	8.97%	9.65%
Russell 3000® Index	35.19%	15.26%	12.83%	-%
Russell 2000® Value Index	25.88%	9.29%	8.22%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Russell 3000® Index. The Fund will retain the Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$392,961,104
# of Portfolio Holdings (including overnight repurchase agreements)	116
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,614,608

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.0%
Chemicals	3.0%
Building Products	3.0%
Insurance	3.1%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	3.8%
Aerospace & Defense	3.8%
Financial Services	3.9%
Trading Companies & Distributors	4.1%
Oil, Gas & Consumable Fuels	4.3%
Energy Equipment & Services	4.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	6.3%
Banks	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	2.3%
Tenet Healthcare Corp.	1.6%
Weatherford International PLC	1.5%
Federal Agricultural Mortgage Corp., Class C	1.5%
Kadant, Inc.	1.5%
Vontier Corp.	1.5%
Wintrust Financial Corp.	1.5%
U.S. Cellular Corp.	1.5%
Knife River Corp.	1.4%
Popular, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2024

M-LSTSCV99N-0924

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$100	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The Fund benefitted from an equity market that generally rewarded larger stocks as the Fund is invested in the upper end of its market capitalization range.

• Utilities were rewarded from the Fund's overweight position, and strong stock selection within the sector, relative to the Russell 2000 Value Index (the “Index”).

• Strong individual stock performance across a number of additional sectors (industrials, materials and consumer staples) aided the Fund’s return as the fundamental performance of those companies exceeded investor expectations.

Top Detractors from Performance

• The Fund was negatively impacted by several high returning “low quality” rallies within the trailing 12- month period as the market pivoted away from a quality fundamentals approach to a top-down focus driven by investor’s exuberance regarding Federal Reserve interest rate cuts.

• Within the Index, the expectations of lower interest rates drove the performance of the financials (banks), real estate and consumer discretionary sectors, creating lagging performance for the Fund which is underweight to those segments of the market.

• The decline in the commodity price of oil and gas created lagging returns within energy due to the Fund’s overweight to the Index.

• Lastly, relative stock selection within health care was disappointing as a few select holdings more than offset the overall positive contribution from the sector, which included the Fund’s top performer.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Russell 3000® Index	Russell 2000® Value Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,701	$10,275	$10,699
11/2014	$10,615	$10,524	$10,649
12/2014	$10,837	$10,524	$10,940
01/2015	$10,434	$10,231	$10,484
02/2015	$11,110	$10,824	$10,971
03/2015	$11,349	$10,713	$11,156
04/2015	$11,176	$10,762	$10,918
05/2015	$11,214	$10,911	$11,009
06/2015	$11,271	$10,728	$11,023
07/2015	$11,069	$10,908	$10,719
08/2015	$10,409	$10,249	$10,193
09/2015	$10,120	$9,951	$9,840
10/2015	$10,771	$10,736	$10,391
11/2015	$11,038	$10,796	$10,686
12/2015	$10,472	$10,574	$10,123
01/2016	$9,696	$9,978	$9,443
02/2016	$9,902	$9,975	$9,507
03/2016	$10,787	$10,677	$10,295
04/2016	$10,927	$10,743	$10,513
05/2016	$11,175	$10,935	$10,706
06/2016	$11,102	$10,958	$10,738
07/2016	$11,683	$11,393	$11,318
08/2016	$11,875	$11,422	$11,599
09/2016	$11,815	$11,440	$11,691
10/2016	$11,445	$11,192	$11,306
11/2016	$12,774	$11,693	$12,807
12/2016	$13,244	$11,921	$13,336
01/2017	$13,240	$12,145	$13,241
02/2017	$13,445	$12,597	$13,432
03/2017	$13,297	$12,606	$13,318
04/2017	$13,293	$12,739	$13,371
05/2017	$12,972	$12,870	$12,955
06/2017	$13,282	$12,986	$13,408
07/2017	$13,528	$13,231	$13,493
08/2017	$13,263	$13,256	$13,161
09/2017	$14,141	$13,579	$14,093
10/2017	$14,285	$13,876	$14,111
11/2017	$14,743	$14,297	$14,520
12/2017	$14,572	$14,440	$14,381
01/2018	$14,908	$15,201	$14,558
02/2018	$14,193	$14,641	$13,830
03/2018	$14,236	$14,347	$14,001
04/2018	$14,253	$14,402	$14,244
05/2018	$14,653	$14,808	$15,073
06/2018	$14,725	$14,905	$15,164
07/2018	$15,036	$15,400	$15,432
08/2018	$15,479	$15,940	$15,799
09/2018	$15,019	$15,967	$15,407
10/2018	$13,652	$14,791	$14,028
11/2018	$13,810	$15,087	$14,254
12/2018	$12,165	$13,683	$12,531
01/2019	$13,512	$14,858	$13,902
02/2019	$14,255	$15,380	$14,442
03/2019	$13,904	$15,605	$14,026
04/2019	$14,642	$16,228	$14,556
05/2019	$13,497	$15,178	$13,367
06/2019	$14,421	$16,244	$14,219
07/2019	$14,557	$16,485	$14,241
08/2019	$14,019	$16,149	$13,447
09/2019	$14,401	$16,433	$14,137
10/2019	$14,537	$16,786	$14,479
11/2019	$14,848	$17,424	$14,818
12/2019	$15,216	$17,928	$15,337
01/2020	$14,692	$17,908	$14,510
02/2020	$13,130	$16,442	$13,100
03/2020	$10,079	$14,181	$9,868
04/2020	$11,312	$16,059	$11,085
05/2020	$11,826	$16,918	$11,403
06/2020	$11,973	$17,304	$11,734
07/2020	$12,372	$18,287	$11,976
08/2020	$12,841	$19,612	$12,621
09/2020	$12,197	$18,898	$12,033
10/2020	$12,688	$18,490	$12,464
11/2020	$14,468	$20,739	$14,870
12/2020	$15,548	$21,672	$16,048
01/2021	$15,878	$21,576	$16,892
02/2021	$17,406	$22,250	$18,479
03/2021	$18,209	$23,048	$19,445
04/2021	$18,946	$24,236	$19,838
05/2021	$19,348	$24,346	$20,456
06/2021	$19,047	$24,947	$20,332
07/2021	$18,763	$25,369	$19,604
08/2021	$19,082	$26,092	$20,129
09/2021	$18,911	$24,921	$19,726
10/2021	$19,643	$26,607	$20,478
11/2021	$19,182	$26,202	$19,778
12/2021	$20,058	$27,234	$20,585
01/2022	$18,934	$25,631	$19,385
02/2022	$18,934	$24,986	$19,705
03/2022	$18,801	$25,796	$20,091
04/2022	$17,495	$23,481	$18,532
05/2022	$17,951	$23,450	$18,888
06/2022	$16,280	$21,488	$17,022
07/2022	$18,092	$23,504	$18,670
08/2022	$17,593	$22,627	$18,079
09/2022	$15,851	$20,528	$16,237
10/2022	$17,755	$22,212	$18,281
11/2022	$18,647	$23,371	$18,840
12/2022	$17,744	$22,003	$17,604
01/2023	$19,201	$23,518	$19,283
02/2023	$19,336	$22,968	$18,839
03/2023	$18,322	$23,583	$17,488
04/2023	$18,132	$23,834	$17,052
05/2023	$17,847	$23,927	$16,716
06/2023	$19,510	$25,560	$18,044
07/2023	$20,523	$26,477	$19,406
08/2023	$20,112	$25,966	$18,472
09/2023	$19,138	$24,729	$17,510
10/2023	$18,188	$24,073	$16,466
11/2023	$19,462	$26,318	$17,948
12/2023	$21,196	$27,714	$20,182
01/2024	$20,616	$28,021	$19,265
02/2024	$21,634	$29,538	$19,895
03/2024	$23,003	$30,491	$20,767
04/2024	$21,900	$29,149	$19,444
05/2024	$22,870	$30,526	$20,353
06/2024	$22,413	$31,471	$20,010
07/2024	$24,182	$32,056	$22,449
08/2024	$23,669	$32,754	$22,028
09/2024	$23,478	$33,432	$22,042

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	22.68%	10.27%	8.91%	11.41%
Russell 3000® Index	35.19%	15.26%	12.83%	-%
Russell 2000® Value Index	25.88%	9.29%	8.22%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Russell 3000® Index. The Fund will retain the Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$392,961,104
# of Portfolio Holdings (including overnight repurchase agreements)	116
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,614,608

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.0%
Chemicals	3.0%
Building Products	3.0%
Insurance	3.1%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	3.8%
Aerospace & Defense	3.8%
Financial Services	3.9%
Trading Companies & Distributors	4.1%
Oil, Gas & Consumable Fuels	4.3%
Energy Equipment & Services	4.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	6.3%
Banks	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	2.3%
Tenet Healthcare Corp.	1.6%
Weatherford International PLC	1.5%
Federal Agricultural Mortgage Corp., Class C	1.5%
Kadant, Inc.	1.5%
Vontier Corp.	1.5%
Wintrust Financial Corp.	1.5%
U.S. Cellular Corp.	1.5%
Knife River Corp.	1.4%
Popular, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2024

M-LSTSCV99I-0924

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$128	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The Fund benefitted from an equity market that generally rewarded larger stocks as the Fund is invested in the upper end of its market capitalization range.

• Utilities were rewarded from the Fund's overweight position, and strong stock selection within the sector, relative to the Russell 2000 Value Index (the “Index”).

• Strong individual stock performance across a number of additional sectors (industrials, materials and consumer staples) aided the Fund’s return as the fundamental performance of those companies exceeded investor expectations.

Top Detractors from Performance

• The Fund was negatively impacted by several high returning “low quality” rallies within the trailing 12- month period as the market pivoted away from a quality fundamentals approach to a top-down focus driven by investor’s exuberance regarding Federal Reserve interest rate cuts.

• Within the Index, the expectations of lower interest rates drove the performance of the financials (banks), real estate and consumer discretionary sectors, creating lagging performance for the Fund which is underweight to those segments of the market.

• The decline in the commodity price of oil and gas created lagging returns within energy due to the Fund’s overweight to the Index.

• Lastly, relative stock selection within health care was disappointing as a few select holdings more than offset the overall positive contribution from the sector, which included the Fund’s top performer.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Russell 3000® Index	Russell 2000® Value Index
09/2014	$10,000	$10,000	$10,000
10/2014	$10,698	$10,275	$10,699
11/2014	$10,611	$10,524	$10,649
12/2014	$10,828	$10,524	$10,940
01/2015	$10,425	$10,231	$10,484
02/2015	$11,101	$10,824	$10,971
03/2015	$11,333	$10,713	$11,156
04/2015	$11,161	$10,762	$10,918
05/2015	$11,196	$10,911	$11,009
06/2015	$11,250	$10,728	$11,023
07/2015	$11,047	$10,908	$10,719
08/2015	$10,386	$10,249	$10,193
09/2015	$10,094	$9,951	$9,840
10/2015	$10,742	$10,736	$10,391
11/2015	$11,006	$10,796	$10,686
12/2015	$10,441	$10,574	$10,123
01/2016	$9,665	$9,978	$9,443
02/2016	$9,866	$9,975	$9,507
03/2016	$10,744	$10,677	$10,295
04/2016	$10,882	$10,743	$10,513
05/2016	$11,129	$10,935	$10,706
06/2016	$11,055	$10,958	$10,738
07/2016	$11,630	$11,393	$11,318
08/2016	$11,820	$11,422	$11,599
09/2016	$11,757	$11,440	$11,691
10/2016	$11,383	$11,192	$11,306
11/2016	$12,702	$11,693	$12,807
12/2016	$13,170	$11,921	$13,336
01/2017	$13,162	$12,145	$13,241
02/2017	$13,364	$12,597	$13,432
03/2017	$13,212	$12,606	$13,318
04/2017	$13,208	$12,739	$13,371
05/2017	$12,884	$12,870	$12,955
06/2017	$13,193	$12,986	$13,408
07/2017	$13,429	$13,231	$13,493
08/2017	$13,166	$13,256	$13,161
09/2017	$14,035	$13,579	$14,093
10/2017	$14,176	$13,876	$14,111
11/2017	$14,626	$14,297	$14,520
12/2017	$14,458	$14,440	$14,381
01/2018	$14,788	$15,201	$14,558
02/2018	$14,071	$14,641	$13,830
03/2018	$14,110	$14,347	$14,001
04/2018	$14,123	$14,402	$14,244
05/2018	$14,518	$14,808	$15,073
06/2018	$14,591	$14,905	$15,164
07/2018	$14,891	$15,400	$15,432
08/2018	$15,328	$15,940	$15,799
09/2018	$14,869	$15,967	$15,407
10/2018	$13,514	$14,791	$14,028
11/2018	$13,668	$15,087	$14,254
12/2018	$12,035	$13,683	$12,531
01/2019	$13,366	$14,858	$13,902
02/2019	$14,099	$15,380	$14,442
03/2019	$13,745	$15,605	$14,026
04/2019	$14,479	$16,228	$14,556
05/2019	$13,340	$15,178	$13,367
06/2019	$14,251	$16,244	$14,219
07/2019	$14,383	$16,485	$14,241
08/2019	$13,851	$16,149	$13,447
09/2019	$14,226	$16,433	$14,137
10/2019	$14,352	$16,786	$14,479
11/2019	$14,656	$17,424	$14,818
12/2019	$15,016	$17,928	$15,337
01/2020	$14,495	$17,908	$14,510
02/2020	$12,957	$16,442	$13,100
03/2020	$9,941	$14,181	$9,868
04/2020	$11,155	$16,059	$11,085
05/2020	$11,655	$16,918	$11,403
06/2020	$11,803	$17,304	$11,734
07/2020	$12,188	$18,287	$11,976
08/2020	$12,655	$19,612	$12,621
09/2020	$12,012	$18,898	$12,033
10/2020	$12,495	$18,490	$12,464
11/2020	$14,247	$20,739	$14,870
12/2020	$15,307	$21,672	$16,048
01/2021	$15,633	$21,576	$16,892
02/2021	$17,128	$22,250	$18,479
03/2021	$17,917	$23,048	$19,445
04/2021	$18,634	$24,236	$19,838
05/2021	$19,026	$24,346	$20,456
06/2021	$18,729	$24,947	$20,332
07/2021	$18,445	$25,369	$19,604
08/2021	$18,759	$26,092	$20,129
09/2021	$18,581	$24,921	$19,726
10/2021	$19,299	$26,607	$20,478
11/2021	$18,842	$26,202	$19,778
12/2021	$19,702	$27,234	$20,585
01/2022	$18,591	$25,631	$19,385
02/2022	$18,591	$24,986	$19,705
03/2022	$18,449	$25,796	$20,091
04/2022	$17,169	$23,481	$18,532
05/2022	$17,614	$23,450	$18,888
06/2022	$15,965	$21,488	$17,022
07/2022	$17,742	$23,504	$18,670
08/2022	$17,246	$22,627	$18,079
09/2022	$15,534	$20,528	$16,237
10/2022	$17,402	$22,212	$18,281
11/2022	$18,265	$23,371	$18,840
12/2022	$17,388	$22,003	$17,604
01/2023	$18,809	$23,518	$19,283
02/2023	$18,929	$22,968	$18,839
03/2023	$17,931	$23,583	$17,488
04/2023	$17,747	$23,834	$17,052
05/2023	$17,468	$23,927	$16,716
06/2023	$19,088	$25,560	$18,044
07/2023	$20,078	$26,477	$19,406
08/2023	$19,671	$25,966	$18,472
09/2023	$18,713	$24,729	$17,510
10/2023	$17,779	$24,073	$16,466
11/2023	$19,024	$26,318	$17,948
12/2023	$20,708	$27,714	$20,182
01/2024	$20,140	$28,021	$19,265
02/2024	$21,122	$29,538	$19,895
03/2024	$22,460	$30,491	$20,767
04/2024	$21,372	$29,149	$19,444
05/2024	$22,325	$30,526	$20,353
06/2024	$21,873	$31,471	$20,010
07/2024	$23,587	$32,056	$22,449
08/2024	$23,086	$32,754	$22,028
09/2024	$22,893	$33,432	$22,042

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	22.34%	9.98%	8.64%	11.17%
Russell 3000® Index	35.19%	15.26%	12.83%	-%
Russell 2000® Value Index	25.88%	9.29%	8.22%	-%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Russell 3000® Index. The Fund will retain the Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$392,961,104
# of Portfolio Holdings (including overnight repurchase agreements)	116
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,614,608

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.0%
Chemicals	3.0%
Building Products	3.0%
Insurance	3.1%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	3.8%
Aerospace & Defense	3.8%
Financial Services	3.9%
Trading Companies & Distributors	4.1%
Oil, Gas & Consumable Fuels	4.3%
Energy Equipment & Services	4.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	6.3%
Banks	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	2.3%
Tenet Healthcare Corp.	1.6%
Weatherford International PLC	1.5%
Federal Agricultural Mortgage Corp., Class C	1.5%
Kadant, Inc.	1.5%
Vontier Corp.	1.5%
Wintrust Financial Corp.	1.5%
U.S. Cellular Corp.	1.5%
Knife River Corp.	1.4%
Popular, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2024

M-LSTSCV99R-0924

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	10/1/22- 9/30/23	10/1/23- 9/30/24	10/1/22- 9/30/23	10/1/23- 9/30/24	10/1/22- 9/30/23	10/1/23- 9/30/24	10/1/22- 9/30/23	10/1/23- 9/30/24
Loomis Sayles Funds I – Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Securitized Asset Fund and Loomis Sayles Small Cap Value Fund	$374,838	$386,083	$848	$722	$76,266	$73,402	$—	$—

1. Audit-related fees consist of:

2023 & 2024 - performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2. Tax fees consist of:

2023 & 2024 – review of Registrant’s tax returns.

2023 – review of Registrant’s tax accounting policies related to resecuritization transactions.

Aggregate fees billed to the Registrant for non-audit services during 2023 and 2024 were $77,114 and $74,124, respectively.

(e)(1) Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. and entities controlling, controlled by or under common control with Loomis, Sayles & Company, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	10/1/22- 9/30/23	10/1/23- 9/30/24	10/1/22- 9/30/23	10/1/23- 9/30/24	10/1/22- 9/30/23	10/1/23- 9/30/24
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	10/1/22-9/30/23	10/1/23-9/30/24
Control Affiliates	$—	$165,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Small/Mid Cap Growth Fund
Annual Financial Statements and Other Important Information
September 30, 2024

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 96.5% of Net Assets
	Aerospace & Defense — 4.4%
373,415	AAR Corp.(a)	$24,406,404
547,629	Cadre Holdings, Inc.	20,782,520
368,655	Hexcel Corp.	22,793,939
1,491,676	Kratos Defense & Security Solutions, Inc.(a)	34,756,051
		102,738,914
	Automobile Components — 4.1%
176,395	Dorman Products, Inc.(a)	19,953,802
326,416	Gentherm, Inc.(a)	15,194,665
239,755	Modine Manufacturing Co.(a)	31,837,066
201,977	Patrick Industries, Inc.	28,755,466
		95,740,999
	Banks — 0.7%
311,741	Bancorp, Inc.(a)	16,678,144
	Beverages — 0.9%
715,299	Vita Coco Co., Inc.(a)	20,250,115
	Biotechnology — 6.8%
356,459	Agios Pharmaceuticals, Inc.(a)	15,837,474
425,192	Alkermes PLC(a)	11,901,124
382,537	Insmed, Inc.(a)	27,925,201
290,544	Mirum Pharmaceuticals, Inc.(a)	11,331,216
810,189	Myriad Genetics, Inc.(a)	22,191,077
370,588	Rhythm Pharmaceuticals, Inc.(a)	19,415,105
605,535	Vericel Corp.(a)	25,583,854
524,228	Xencor, Inc.(a)	10,542,225
411,787	Xenon Pharmaceuticals, Inc.(a)	16,212,054
		160,939,330
	Building Products — 1.5%
419,621	AZEK Co., Inc.(a)	19,638,263
40,653	CSW Industrials, Inc.	14,894,852
		34,533,115
	Capital Markets — 5.0%
278,425	Hamilton Lane, Inc., Class A	46,883,986
112,937	Piper Sandler Cos.	32,052,650
286,952	PJT Partners, Inc., Class A	38,262,179
		117,198,815
	Chemicals — 1.1%
942,659	Aspen Aerogels, Inc.(a)	26,102,228
	Commercial Services & Supplies — 3.0%
1,592,417	ACV Auctions, Inc., Class A(a)	32,373,838
396,815	Casella Waste Systems, Inc., Class A(a)	39,479,124
		71,852,962
	Construction & Engineering — 3.9%
304,403	Arcosa, Inc.	28,845,228
435,188	Construction Partners, Inc., Class A(a)	30,376,123
221,213	Sterling Infrastructure, Inc.(a)	32,080,309
		91,301,660
Shares	Description	Value (†)
	Diversified Consumer Services — 1.5%
166,579	Grand Canyon Education, Inc.(a)	$23,629,231
143,544	Stride, Inc.(a)	12,245,739
		35,874,970
	Electronic Equipment, Instruments & Components — 3.7%
226,567	Advanced Energy Industries, Inc.	23,843,911
316,699	Itron, Inc.(a)	33,826,620
168,562	Novanta, Inc.(a)	30,159,113
		87,829,644
	Energy Equipment & Services — 4.5%
566,270	Cactus, Inc., Class A	33,789,331
424,281	Noble Corp. PLC	15,333,515
1,070,568	Oceaneering International, Inc.(a)	26,625,026
348,230	Weatherford International PLC	29,571,692
		105,319,564
	Financial Services — 1.1%
746,730	EVERTEC, Inc.	25,306,680
	Ground Transportation — 0.7%
581,697	RXO, Inc.(a)	16,287,516
	Health Care Equipment & Supplies — 5.6%
240,746	Glaukos Corp.(a)	31,364,389
163,307	Integer Holdings Corp.(a)	21,229,910
68,982	iRhythm Technologies, Inc.(a)	5,121,224
408,317	Merit Medical Systems, Inc.(a)	40,353,969
440,641	PROCEPT BioRobotics Corp.(a)	35,304,157
		133,373,649
	Health Care Providers & Services — 5.8%
268,609	Acadia Healthcare Co., Inc.(a)	17,032,497
303,908	Astrana Health, Inc.(a)	17,608,430
212,289	Ensign Group, Inc.	30,531,404
339,207	HealthEquity, Inc.(a)	27,764,093
702,706	NeoGenomics, Inc.(a)	10,364,913
500,233	RadNet, Inc.(a)	34,711,168
		138,012,505
	Hotels, Restaurants & Leisure — 2.3%
1,303,977	Life Time Group Holdings, Inc.(a)	31,843,118
127,314	Texas Roadhouse, Inc.	22,483,653
		54,326,771
	Household Durables — 1.1%
101,732	Installed Building Products, Inc.	25,053,540
	Insurance — 2.3%
744,242	Baldwin Insurance Group, Inc.(a)	37,063,252
37,084	Kinsale Capital Group, Inc.	17,265,198
		54,328,450
	Interactive Media & Services — 0.5%
407,949	Cargurus, Inc.(a)	12,250,708
	Life Sciences Tools & Services — 1.2%
86,958	Medpace Holdings, Inc.(a)	29,026,580
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small Cap Growth Fund (continued)
Shares	Description	Value (†)
	Machinery — 4.0%
293,199	Albany International Corp., Class A	$26,050,731
255,322	ESCO Technologies, Inc.	32,931,432
200,117	Kornit Digital Ltd.(a)	5,170,023
103,914	RBC Bearings, Inc.(a)	31,109,773
		95,261,959
	Metals & Mining — 1.2%
429,734	ATI, Inc.(a)	28,753,502
	Oil, Gas & Consumable Fuels — 1.0%
949,203	Magnolia Oil & Gas Corp., Class A	23,179,537
	Personal Care Products — 1.9%
343,966	BellRing Brands, Inc.(a)	20,885,615
185,220	Inter Parfums, Inc.	23,982,286
		44,867,901
	Pharmaceuticals — 3.2%
173,817	Axsome Therapeutics, Inc.(a)	15,620,934
217,003	Ligand Pharmaceuticals, Inc.(a)	21,719,830
667,407	Supernus Pharmaceuticals, Inc.(a)	20,809,750
646,783	Verona Pharma PLC, ADR(a)	18,607,947
		76,758,461
	Professional Services — 3.8%
90,329	FTI Consulting, Inc.(a)	20,555,267
189,682	Huron Consulting Group, Inc.(a)	20,618,433
129,495	ICF International, Inc.	21,598,471
411,688	KBR, Inc.	26,813,240
		89,585,411
	Semiconductors & Semiconductor Equipment — 4.6%
376,489	MACOM Technology Solutions Holdings, Inc.(a)	41,888,166
154,879	Onto Innovation, Inc.(a)	32,146,685
176,792	Silicon Laboratories, Inc.(a)	20,431,852
437,171	Veeco Instruments, Inc.(a)	14,483,475
		108,950,178
	Software — 9.7%
292,505	Agilysys, Inc.(a)	31,874,270
1,140,868	Clearwater Analytics Holdings, Inc., Class A(a)	28,806,917
754,167	Intapp, Inc.(a)	36,071,808
246,299	Procore Technologies, Inc.(a)	15,201,574
499,737	Tenable Holdings, Inc.(a)	20,249,343
732,254	Varonis Systems, Inc.(a)	41,372,351
911,822	Vertex, Inc., Class A(a)	35,114,265
258,297	Workiva, Inc.(a)	20,436,459
		229,126,987
	Specialty Retail — 2.4%
231,922	Boot Barn Holdings, Inc.(a)	38,795,912
1,037,649	Warby Parker, Inc., Class A(a)	16,944,808
		55,740,720
	Textiles, Apparel & Luxury Goods — 0.7%
189,285	Columbia Sportswear Co.	15,746,619
Shares	Description	Value (†)
	Trading Companies & Distributors — 2.3%
141,890	Applied Industrial Technologies, Inc.	$31,659,916
147,740	SiteOne Landscape Supply, Inc.(a)	22,295,443
		53,955,359
	Total Common Stocks (Identified Cost $1,655,007,177)	2,276,253,493

Principal Amount
Short-Term Investments — 3.7%
$86,695,558	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $86,702,783 on 10/01/2024 collateralized by $88,529,800 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $88,429,556 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $86,695,558)	86,695,558
	Total Investments — 100.2% (Identified Cost $1,741,702,735)	2,362,949,051
	Other assets less liabilities — (0.2)%	(4,635,764)
	Net Assets — 100.0%	$2,358,313,287

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small Cap Growth Fund (continued)
Industry Summary at September 30, 2024
Software	9.7%
Biotechnology	6.8
Health Care Providers & Services	5.8
Health Care Equipment & Supplies	5.6
Capital Markets	5.0
Semiconductors & Semiconductor Equipment	4.6
Energy Equipment & Services	4.5
Aerospace & Defense	4.4
Automobile Components	4.1
Machinery	4.0
Construction & Engineering	3.9
Professional Services	3.8
Electronic Equipment, Instruments & Components	3.7
Pharmaceuticals	3.2
Commercial Services & Supplies	3.0
Specialty Retail	2.4
Insurance	2.3
Hotels, Restaurants & Leisure	2.3
Trading Companies & Distributors	2.3
Other Investments, less than 2% each	15.1
Short-Term Investments	3.7
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 99.2% of Net Assets
	Aerospace & Defense — 3.8%
68,033	Mercury Systems, Inc.(a)	$2,517,221
44,777	Moog, Inc., Class A	9,045,850
63,034	V2X, Inc.(a)	3,521,079
		15,084,150
	Automobile Components — 0.8%
378,308	Garrett Motion, Inc.(a)	3,094,559
	Banks — 11.3%
84,723	Ameris Bancorp	5,285,868
116,137	Cadence Bank	3,698,964
185,456	Home BancShares, Inc.	5,024,003
203,268	Hope Bancorp, Inc.	2,553,046
49,165	Pinnacle Financial Partners, Inc.	4,816,695
56,156	Popular, Inc.	5,630,762
64,991	Prosperity Bancshares, Inc.	4,683,901
51,458	SouthState Corp.	5,000,688
53,141	Wintrust Financial Corp.	5,767,393
40,081	WSFS Financial Corp.	2,043,730
		44,505,050
	Biotechnology — 1.2%
98,104	Alkermes PLC(a)	2,745,931
5,628	United Therapeutics Corp.(a)	2,016,794
		4,762,725
	Building Products — 3.0%
61,572	Griffon Corp.	4,310,040
93,841	Quanex Building Products Corp.	2,604,088
38,611	UFP Industries, Inc.	5,066,149
		11,980,277
	Capital Markets — 1.2%
49,001	Stifel Financial Corp.	4,601,194
	Chemicals — 3.0%
28,774	Ashland, Inc.	2,502,475
41,884	Cabot Corp.	4,681,374
276,487	Ecovyst, Inc.(a)	1,893,936
20,976	Hawkins, Inc.	2,673,811
		11,751,596
	Commercial Services & Supplies — 2.4%
101,333	CECO Environmental Corp.(a)	2,857,591
12,093	Clean Harbors, Inc.(a)	2,922,999
44,000	VSE Corp.	3,640,120
		9,420,710
	Construction & Engineering — 2.9%
51,340	Arcosa, Inc.	4,864,978
37,121	Limbach Holdings, Inc.(a)	2,812,287
142,949	MDU Resources Group, Inc.	3,918,232
		11,595,497
	Construction Materials — 1.4%
63,526	Knife River Corp.(a)	5,678,589
Shares	Description	Value (†)
	Consumer Staples Distribution & Retail — 0.5%
39,022	Andersons, Inc.	$1,956,563
	Electric Utilities — 1.4%
39,865	ALLETE, Inc.	2,558,934
64,562	TXNM Energy, Inc.	2,825,879
		5,384,813
	Electrical Equipment — 0.9%
18,927	Atkore, Inc.	1,603,874
8,495	Powell Industries, Inc.	1,885,805
		3,489,679
	Electronic Equipment, Instruments & Components — 6.3%
53,665	Bel Fuse, Inc., Class B	4,213,239
52,188	Crane NXT Co.	2,927,747
12,075	Littelfuse, Inc.	3,202,894
37,938	TD SYNNEX Corp.	4,555,595
228,750	TTM Technologies, Inc.(a)	4,174,687
171,600	Vontier Corp.	5,789,784
		24,863,946
	Energy Equipment & Services — 4.7%
85,282	Liberty Energy, Inc.	1,628,033
322,234	Newpark Resources, Inc.(a)	2,233,082
115,215	Noble Corp. PLC	4,163,870
60,606	Tidewater, Inc.(a)	4,350,905
71,179	Weatherford International PLC	6,044,521
		18,420,411
	Entertainment — 0.8%
74,161	Atlanta Braves Holdings, Inc., Class C(a)	2,951,608
	Financial Services — 3.9%
32,125	Euronet Worldwide, Inc.(a)	3,187,764
31,679	Federal Agricultural Mortgage Corp., Class C	5,936,961
126,486	International Money Express, Inc.(a)	2,338,726
18,630	WEX, Inc.(a)	3,907,270
		15,370,721
	Food Products — 2.1%
9,459	J&J Snack Foods Corp.	1,628,083
209,239	Nomad Foods Ltd.	3,988,096
23,859	Post Holdings, Inc.(a)	2,761,679
		8,377,858
	Health Care Equipment & Supplies — 3.2%
28,246	CONMED Corp.	2,031,452
43,567	Haemonetics Corp.(a)	3,501,916
84,197	Inmode Ltd.(a)	1,427,139
30,915	Lantheus Holdings, Inc.(a)	3,392,921
7,024	UFP Technologies, Inc.(a)	2,224,501
		12,577,929
	Health Care Providers & Services — 3.8%
103,309	Concentra Group Holdings Parent, Inc.(a)	2,309,989
124,178	Option Care Health, Inc.(a)	3,886,771
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Health Care Providers & Services — continued
73,931	Select Medical Holdings Corp.	$2,577,974
37,589	Tenet Healthcare Corp.(a)	6,247,292
		15,022,026
	Hotels, Restaurants & Leisure — 1.5%
32,147	Churchill Downs, Inc.	4,346,596
36,090	Six Flags Entertainment Corp.	1,454,788
		5,801,384
	Household Durables — 2.2%
43,031	Champion Homes, Inc.(a)	4,081,491
52,267	KB Home	4,478,759
		8,560,250
	Household Products — 0.5%
18,888	Spectrum Brands Holdings, Inc.	1,797,004
	Independent Power & Renewable Electricity Producers — 1.4%
29,878	Talen Energy Corp.(a)	5,325,455
	Industrial REITs — 1.0%
102,993	STAG Industrial, Inc.	4,025,996
	Insurance — 3.1%
71,461	Employers Holdings, Inc.	3,427,984
5,951	Enstar Group Ltd.(a)	1,913,782
50,561	Kemper Corp.	3,096,861
94,290	Skyward Specialty Insurance Group, Inc.(a)	3,840,432
		12,279,059
	Leisure Products — 0.8%
37,804	Brunswick Corp.	3,168,731
	Machinery — 5.5%
35,443	Albany International Corp., Class A	3,149,111
43,703	Allison Transmission Holdings, Inc.	4,198,547
96,992	Atmus Filtration Technologies, Inc.	3,640,110
64,264	Barnes Group, Inc.	2,596,908
63,693	Columbus McKinnon Corp.	2,292,948
17,256	Kadant, Inc.	5,832,528
		21,710,152
	Marine Transportation — 0.7%
133,285	Genco Shipping & Trading Ltd.	2,599,057
	Media — 1.1%
4,078	Cable One, Inc.	1,426,444
57,261	John Wiley & Sons, Inc., Class A	2,762,843
		4,189,287
	Office REITs — 1.0%
141,608	Equity Commonwealth(a)	2,817,999
80,083	Postal Realty Trust, Inc., Class A	1,172,415
		3,990,414
	Oil, Gas & Consumable Fuels — 4.3%
129,958	Antero Resources Corp.(a)	3,723,297
65,283	California Resources Corp.	3,425,399
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
95,682	Delek U.S. Holdings, Inc.	$1,794,037
62,035	International Seaways, Inc.	3,198,525
239,083	Kosmos Energy Ltd.(a)	963,504
102,621	Northern Oil & Gas, Inc.	3,633,810
		16,738,572
	Personal Care Products — 0.8%
50,405	BellRing Brands, Inc.(a)	3,060,592
	Pharmaceuticals — 1.5%
47,156	ANI Pharmaceuticals, Inc.(a)	2,813,327
101,850	Supernus Pharmaceuticals, Inc.(a)	3,175,683
		5,989,010
	Professional Services — 2.4%
446,825	Alight, Inc., Class A(a)	3,306,505
49,853	Concentrix Corp.	2,554,966
48,683	Korn Ferry	3,662,909
		9,524,380
	Real Estate Management & Development — 1.2%
30,143	Colliers International Group, Inc.	4,576,009
	Retail REITs — 0.8%
44,145	Agree Realty Corp.	3,325,443
	Semiconductors & Semiconductor Equipment — 0.9%
32,013	MKS Instruments, Inc.	3,480,133
	Software — 1.2%
40,831	Five9, Inc.(a)	1,173,075
31,051	HashiCorp, Inc., Class A(a)	1,051,387
138,008	PagerDuty, Inc.(a)	2,560,048
		4,784,510
	Specialty Retail — 1.5%
44,824	Academy Sports & Outdoors, Inc.	2,615,929
18,504	Boot Barn Holdings, Inc.(a)	3,095,349
		5,711,278
	Textiles, Apparel & Luxury Goods — 1.2%
32,459	Crocs, Inc.(a)	4,700,388
	Trading Companies & Distributors — 4.1%
57,561	Air Lease Corp.	2,606,938
45,892	Beacon Roofing Supply, Inc.(a)	3,966,445
24,504	Herc Holdings, Inc.	3,906,673
24,261	McGrath RentCorp	2,554,198
237,804	MRC Global, Inc.(a)	3,029,623
		16,063,877
	Water Utilities — 0.4%
146,605	Pure Cycle Corp.(a)	1,578,936
	Wireless Telecommunication Services — 1.5%
105,234	U.S. Cellular Corp.(a)	5,751,038
	Total Common Stocks (Identified Cost $262,629,283)	389,620,856
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small Cap Value Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.5%
$6,046,010	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $6,046,513 on 10/01/2024 collateralized by $6,174,000 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $6,167,082 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,046,010)	$6,046,010
	Total Investments — 100.7% (Identified Cost $268,675,293)	395,666,866
	Other assets less liabilities — (0.7)%	(2,705,762)
	Net Assets — 100.0%	$392,961,104

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at September 30, 2024
Banks	11.3%
Electronic Equipment, Instruments & Components	6.3
Machinery	5.5
Energy Equipment & Services	4.7
Oil, Gas & Consumable Fuels	4.3
Trading Companies & Distributors	4.1
Financial Services	3.9
Aerospace & Defense	3.8
Health Care Providers & Services	3.8
Health Care Equipment & Supplies	3.2
Insurance	3.1
Building Products	3.0
Chemicals	3.0
Construction & Engineering	2.9
Professional Services	2.4
Commercial Services & Supplies	2.4
Household Durables	2.2
Food Products	2.1
Other Investments, less than 2% each	27.2
Short-Term Investments	1.5
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 96.5% of Net Assets
	Aerospace & Defense — 4.9%
6,719	Axon Enterprise, Inc.(a)	$2,684,912
31,166	BWX Technologies, Inc.	3,387,744
36,157	Hexcel Corp.	2,235,587
25,152	Loar Holdings, Inc.(a)	1,876,088
		10,184,331
	Automobile Components — 1.1%
79,330	Gentex Corp.	2,355,308
	Banks — 1.3%
41,458	Axos Financial, Inc.(a)	2,606,879
	Biotechnology — 9.7%
72,624	Alkermes PLC(a)	2,032,746
16,868	Ascendis Pharma AS, ADR(a)	2,518,561
50,574	Insmed, Inc.(a)	3,691,902
72,782	Myriad Genetics, Inc.(a)	1,993,499
24,345	Natera, Inc.(a)	3,090,598
13,365	Neurocrine Biosciences, Inc.(a)	1,539,915
225,030	Roivant Sciences Ltd.(a)	2,596,846
7,385	United Therapeutics Corp.(a)	2,646,415
		20,110,482
	Broadline Retail — 0.7%
15,688	Ollie's Bargain Outlet Holdings, Inc.(a)	1,524,874
	Building Products — 1.0%
45,910	AZEK Co., Inc.(a)	2,148,588
	Capital Markets — 5.4%
28,082	Hamilton Lane, Inc., Class A	4,728,728
46,023	Jefferies Financial Group, Inc.	2,832,716
64,933	StepStone Group, Inc., Class A	3,690,142
		11,251,586
	Commercial Services & Supplies — 3.9%
15,393	Casella Waste Systems, Inc., Class A(a)	1,531,450
28,251	Cimpress PLC(a)	2,314,322
87,790	Tetra Tech, Inc.	4,140,176
		7,985,948
	Communications Equipment — 1.2%
40,513	Ciena Corp.(a)	2,495,196
	Construction Materials — 1.7%
38,817	Knife River Corp.(a)	3,469,852
	Consumer Staples Distribution & Retail — 3.7%
32,707	BJ's Wholesale Club Holdings, Inc.(a)	2,697,673
8,288	Casey's General Stores, Inc.	3,113,884
22,569	Performance Food Group Co.(a)	1,768,733
		7,580,290
	Diversified Consumer Services — 3.0%
24,979	Bright Horizons Family Solutions, Inc.(a)	3,500,307
167,720	Laureate Education, Inc.	2,785,829
		6,286,136
Shares	Description	Value (†)
	Electrical Equipment — 1.3%
16,845	Generac Holdings, Inc.(a)	$2,676,334
	Electronic Equipment, Instruments & Components — 2.6%
25,364	Advanced Energy Industries, Inc.	2,669,308
43,848	Trimble, Inc.(a)	2,722,522
		5,391,830
	Energy Equipment & Services — 2.5%
60,712	ChampionX Corp.	1,830,467
85,790	Expro Group Holdings NV(a)	1,473,014
121,309	NOV, Inc.	1,937,305
		5,240,786
	Financial Services — 2.0%
13,588	Euronet Worldwide, Inc.(a)	1,348,337
13,472	WEX, Inc.(a)	2,825,483
		4,173,820
	Food Products — 1.4%
21,220	Freshpet, Inc.(a)	2,902,259
	Health Care Equipment & Supplies — 7.4%
23,781	Glaukos Corp.(a)	3,098,189
23,530	Integer Holdings Corp.(a)	3,058,900
36,177	Merit Medical Systems, Inc.(a)	3,575,373
10,273	Penumbra, Inc.(a)	1,996,146
44,464	PROCEPT BioRobotics Corp.(a)	3,562,456
		15,291,064
	Health Care Providers & Services — 3.0%
28,178	Acadia Healthcare Co., Inc.(a)	1,786,767
34,712	HealthEquity, Inc.(a)	2,841,177
83,667	Privia Health Group, Inc.(a)	1,523,576
		6,151,520
	Hotels, Restaurants & Leisure — 5.2%
19,332	Churchill Downs, Inc.	2,613,880
73,858	Life Time Group Holdings, Inc.(a)	1,803,612
34,326	Light & Wonder, Inc.(a)	3,114,398
18,599	Texas Roadhouse, Inc.	3,284,583
		10,816,473
	Insurance — 2.2%
4,240	Kinsale Capital Group, Inc.	1,974,017
12,008	Reinsurance Group of America, Inc.	2,616,183
		4,590,200
	IT Services — 1.4%
17,209	Wix.com Ltd.(a)	2,876,828
	Life Sciences Tools & Services — 0.8%
5,165	Medpace Holdings, Inc.(a)	1,724,077
	Machinery — 2.8%
19,910	ITT, Inc.	2,976,744
9,598	RBC Bearings, Inc.(a)	2,873,449
		5,850,193
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Small/Mid Cap Growth Fund (continued)
Shares	Description	Value (†)
	Metals & Mining — 1.7%
51,095	ATI, Inc.(a)	$3,418,766
	Oil, Gas & Consumable Fuels — 2.2%
105,350	Magnolia Oil & Gas Corp., Class A	2,572,647
41,573	Matador Resources Co.	2,054,538
		4,627,185
	Professional Services — 4.4%
41,469	ExlService Holdings, Inc.(a)	1,582,042
9,039	FTI Consulting, Inc.(a)	2,056,915
38,991	KBR, Inc.	2,539,484
28,227	Parsons Corp.(a)	2,926,575
		9,105,016
	Real Estate Management & Development — 0.9%
12,453	Colliers International Group, Inc.	1,890,490
	Semiconductors & Semiconductor Equipment — 4.7%
71,550	Allegro MicroSystems, Inc.(a)	1,667,115
16,402	MKS Instruments, Inc.	1,783,061
11,822	Nova Ltd.(a)	2,462,996
32,438	Power Integrations, Inc.	2,079,925
14,378	Silicon Laboratories, Inc.(a)	1,661,665
		9,654,762
	Software — 7.8%
17,578	Alkami Technology, Inc.(a)	554,410
122,041	Clearwater Analytics Holdings, Inc., Class A(a)	3,081,535
14,609	CyberArk Software Ltd.(a)	4,260,131
10,408	Guidewire Software, Inc.(a)	1,904,040
8,114	SPS Commerce, Inc.(a)	1,575,495
4,576	Tyler Technologies, Inc.(a)	2,671,103
26,036	Workiva, Inc.(a)	2,059,968
		16,106,682
	Specialty Retail — 1.3%
61,522	Valvoline, Inc.(a)	2,574,696
	Textiles, Apparel & Luxury Goods — 2.2%
18,426	Columbia Sportswear Co.	1,532,859
46,238	Skechers USA, Inc., Class A(a)	3,094,247
		4,627,106
	Trading Companies & Distributors — 1.1%
15,419	SiteOne Landscape Supply, Inc.(a)	2,326,881
	Total Common Stocks (Identified Cost $168,063,117)	200,016,438

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$7,335,135	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $7,335,746 on 10/01/2024 collateralized by $7,490,400 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $7,481,992 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,335,135)	$7,335,135
	Total Investments — 100.1% (Identified Cost $175,398,252)	207,351,573
	Other assets less liabilities — (0.1)%	(161,611)
	Net Assets — 100.0%	$207,189,962

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at September 30, 2024
Biotechnology	9.7%
Software	7.8
Health Care Equipment & Supplies	7.4
Capital Markets	5.4
Hotels, Restaurants & Leisure	5.2
Aerospace & Defense	4.9
Semiconductors & Semiconductor Equipment	4.7
Professional Services	4.4
Commercial Services & Supplies	3.9
Consumer Staples Distribution & Retail	3.7
Diversified Consumer Services	3.0
Health Care Providers & Services	3.0
Machinery	2.8
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	2.5
Oil, Gas & Consumable Fuels	2.2
Textiles, Apparel & Luxury Goods	2.2
Insurance	2.2
Financial Services	2.0
Other Investments, less than 2% each	16.9
Short-Term Investments	3.6
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Statements of Assets and Liabilities
September 30, 2024

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,741,702,735	$268,675,293	$175,398,252
Net unrealized appreciation	621,246,316	126,991,573	31,953,321
Investments at value	2,362,949,051	395,666,866	207,351,573
Cash	16	—	21
Receivable for Fund shares sold	1,566,344	211,809	81,580
Receivable for securities sold	—	—	320,783
Dividends and interest receivable	313,572	252,674	20,220
Prepaid expenses	164	164	164
TOTAL ASSETS	2,364,829,147	396,131,513	207,774,341
LIABILITIES
Payable for securities purchased	2,984,277	—	357,556
Payable for Fund shares redeemed	1,474,973	2,565,151	—
Management fees payable (Note 5)	1,421,242	220,093	114,576
Deferred Trustees’ fees (Note 5)	317,955	286,993	45,173
Administrative fees payable (Note 5)	82,612	13,958	7,220
Payable to distributor (Note 5d)	16,438	3,178	418
Audit and tax services fees payable	45,932	46,714	46,011
Other accounts payable and accrued expenses	172,431	34,322	13,425
TOTAL LIABILITIES	6,515,860	3,170,409	584,379
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$2,358,313,287	$392,961,104	$207,189,962
NET ASSETS CONSIST OF:
Paid-in capital	$1,677,527,535	$234,925,531	$194,997,194
Accumulated earnings	680,785,752	158,035,573	12,192,768
NET ASSETS	$2,358,313,287	$392,961,104	$207,189,962
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,022,187,126	$217,844,503	$102,456,644
Shares of beneficial interest	34,461,866	8,823,631	7,566,370
Net asset value, offering and redemption price per share	$29.66	$24.69	$13.54
Retail Class:
Net assets	$56,135,633	$77,031,440	$—
Shares of beneficial interest	2,195,854	3,238,822	—
Net asset value, offering and redemption price per share	$25.56	$23.78	$—
Admin Class shares:
Net assets	$—	$5,374,220	$—
Shares of beneficial interest	—	252,151	—
Net asset value, offering and redemption price per share	$—	$21.31	$—
Class N shares:
Net assets	$1,279,990,528	$92,710,941	$104,733,318
Shares of beneficial interest	42,358,404	3,752,954	7,728,912
Net asset value, offering and redemption price per share	$30.22	$24.70	$13.55

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
9 |

Statements of Operations
For the Year Ended September 30, 2024

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$7,840,367	$4,349,612	$687,054
Interest	2,185,675	292,205	147,244
Less net foreign taxes withheld	—	(15,283)	—
	10,026,042	4,626,534	834,298
Expenses
Management fees (Note 5)	16,767,178	2,821,478	1,163,617
Service and distribution fees (Note 5)	146,752	211,611	—
Administrative fees (Note 5)	1,008,521	169,630	69,865
Trustees' fees and expenses (Note 5)	141,979	71,284	27,831
Transfer agent fees and expenses (Notes 5, 6 and 7)	1,221,317	260,182	34,161
Audit and tax services fees	45,562	46,600	46,020
Custodian fees and expenses	64,598	12,369	10,926
Legal fees	93,281	14,326	5,802
Registration fees	99,065	81,149	57,147
Shareholder reporting expenses	143,697	35,358	13,613
Miscellaneous expenses	94,439	38,125	32,368
Total expenses	19,826,389	3,762,112	1,461,350
Less waiver and/or expense reimbursement (Note 5)	—	(206,870)	(149,859)
Less expense offset (Note 7)	(3,458)	(1,466)	(121)
Net expenses	19,822,931	3,553,776	1,311,370
Net investment income (loss)	(9,796,889)	1,072,758	(477,072)
Net realized and unrealized gain on Investments
Net realized gain on:
Investments	75,970,487	31,181,303	4,925,931
Net change in unrealized appreciation (depreciation) on:
Investments	385,883,274	44,035,983	31,785,480
Net realized and unrealized gain on Investments	461,853,761	75,217,286	36,711,411
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$452,056,872	$76,290,044	$36,234,339
See accompanying notes to financial statements.
| 10

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30,2024	Year Ended September 30,2023	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(9,796,889)	$(9,973,759)	$1,072,758	$1,185,832
Net realized gain on investments	75,970,487	57,412,374	31,181,303	64,347,797
Net change in unrealized appreciation on investments	385,883,274	183,966,249	44,035,983	17,381,687
Net increase in net assets resulting from operations	452,056,872	231,404,864	76,290,044	82,915,316
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(22,893,991)	(26,863,859)	(35,182,366)	(33,629,482)
Retail Class	(1,695,109)	(2,219,963)	(13,625,525)	(7,869,701)
Admin Class	—	—	(971,716)	(890,318)
Class N	(27,043,660)	(32,585,425)	(15,330,776)	(8,423,867)
Total distributions	(51,632,760)	(61,669,247)	(65,110,383)	(50,813,368)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(234,432,147)	45,491,029	39,638,328	(111,660,807)
Net increase (decrease) in net assets	165,991,965	215,226,646	50,817,989	(79,558,859)
NET ASSETS
Beginning of the year	2,192,321,322	1,977,094,676	342,143,115	421,701,974
End of the year	$2,358,313,287	$2,192,321,322	$392,961,104	$342,143,115
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment loss	$(477,072)	$(543,546)
Net realized gain (loss) on investments	4,925,931	(14,132,539)
Net change in unrealized appreciation on investments	31,785,480	23,117,663
Net increase in net assets resulting from operations	36,234,339	8,441,578
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	27,422,023	(18,288,186)
Net increase (decrease) in net assets	63,656,362	(9,846,608)
NET ASSETS
Beginning of the year	143,533,600	153,380,208
End of the year	$207,189,962	$143,533,600
See accompanying notes to financial statements.
| 12

Financial Highlights
For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$24.79	$22.88	$36.57	$28.51	$26.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.12)	(0.15)(b)	(0.26)	(0.17)
Net realized and unrealized gain (loss)	5.61	2.75	(7.06)	8.94	4.73
Total from Investment Operations	5.48	2.63	(7.21)	8.68	4.56
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)
Net asset value, end of the period	$29.66	$24.79	$22.88	$36.57	$28.51
Total return	22.41%	11.64%	(24.77)%(b)	30.53%	17.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,022,187	$974,539	$883,458	$1,299,777	$1,037,625
Net expenses	0.94%	0.94%	0.93%	0.92%	0.94%
Gross expenses	0.94%	0.94%	0.93%	0.92%	0.94%
Net investment loss	(0.49)%	(0.50)%	(0.51)%(b)	(0.72)%	(0.66)%
Portfolio turnover rate	39%	37%	34%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).

	Small Cap Growth Fund – Retail Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.49	$19.98	$32.79	$25.67	$23.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.17)	(0.16)	(0.19)(b)	(0.30)	(0.21)
Net realized and unrealized gain (loss)	4.85	2.39	(6.14)	8.04	4.28
Total from Investment Operations	4.68	2.23	(6.33)	7.74	4.07
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)
Net asset value, end of the period	$25.56	$21.49	$19.98	$32.79	$25.67
Total return	22.13%	11.32%	(24.94)%(b)	30.20%	17.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$56,136	$62,965	$62,909	$105,027	$98,205
Net expenses	1.19%	1.19%	1.18%	1.17%	1.19%
Gross expenses	1.19%	1.19%	1.18%	1.17%	1.19%
Net investment loss	(0.75)%	(0.75)%	(0.76)%(b)	(0.92)%	(0.91)%
Portfolio turnover rate	39%	37%	34%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).

See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund– Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$25.21	$23.23	$37.01	$28.81	$26.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.10)	(0.11)(b)	(0.22)	(0.14)
Net realized and unrealized gain (loss)	5.72	2.80	(7.19)	9.04	4.77
Total from Investment Operations	5.62	2.70	(7.30)	8.82	4.63
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.61)	(0.72)	(6.48)	(0.62)	(2.35)
Net asset value, end of the period	$30.22	$25.21	$23.23	$37.01	$28.81
Total return	22.60%	11.77%	(24.69)%(b)	30.66%	18.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,279,991	$1,154,817	$1,030,728	$1,475,139	$1,066,067
Net expenses	0.83%	0.83%	0.82%	0.82%	0.82%
Gross expenses	0.83%	0.83%	0.82%	0.82%	0.82%
Net investment loss	(0.38)%	(0.38)%	(0.39)%(b)	(0.62)%	(0.54)%
Portfolio turnover rate	39%	37%	34%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).

	Small Cap Value Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$24.17	$22.57	$32.05	$22.34	$28.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.08	0.13	0.04	0.12
Net realized and unrealized gain (loss)	4.96	4.37	(4.18)	11.79	(4.03)
Total from Investment Operations	5.04	4.45	(4.05)	11.83	(3.91)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.13)	(0.05)	(0.13)	(0.12)
Net realized capital gains	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(4.52)	(2.85)	(5.43)	(2.12)	(2.41)
Net asset value, end of the period	$24.69	$24.17	$22.57	$32.05	$22.34
Total return(b)	22.68%	20.73%	(16.18)%	55.05%	(15.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$217,845	$201,632	$276,020	$378,856	$295,006
Net expenses(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.96%	0.96%	0.93%	0.94%	0.95%
Net investment income	0.33%	0.34%	0.48%	0.12%	0.48%
Portfolio turnover rate	25%	26%	28%	23%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Retail Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$23.44	$21.95	$31.33	$21.87	$28.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.02	0.06	(0.04)	0.05
Net realized and unrealized gain (loss)	4.79	4.26	(4.06)	11.55	(3.96)
Total from Investment Operations	4.81	4.28	(4.00)	11.51	(3.91)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	—	(0.06)	(0.04)
Net realized capital gains	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(4.47)	(2.79)	(5.38)	(2.05)	(2.33)
Net asset value, end of the period	$23.78	$23.44	$21.95	$31.33	$21.87
Total return(b)	22.34%	20.47%	(16.40)%	54.69%	(15.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$77,031	$68,979	$63,738	$92,036	$83,163
Net expenses(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.21%	1.21%	1.18%	1.19%	1.20%
Net investment income (loss)	0.08%	0.09%	0.23%	(0.12)%	0.23%
Portfolio turnover rate	25%	26%	28%	23%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

	Small Cap Value Fund– Admin Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the year	$21.47	$20.31	$29.44	$20.65	$26.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.03)	(0.01)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	4.35	3.92	(3.74)	10.88	(3.73)
Total from Investment Operations	4.31	3.89	(3.75)	10.78	(3.74)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—	—	—
Net realized capital gains	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(4.47)	(2.73)	(5.38)	(1.99)	(2.29)
Net asset value, end of the period	$21.31	$21.47	$20.31	$29.44	$20.65
Total return(b)	22.02%	20.18%	(16.63)%	54.29%	(15.74)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,374	$5,812	$6,776	$9,440	$7,662
Net expenses(c)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.47%	1.46%	1.43%	1.43%	1.45%
Net investment loss	(0.18)%	(0.16)%	(0.02)%	(0.38)%	(0.03)%
Portfolio turnover rate	25%	26%	28%	23%	23%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$24.18	$22.58	$32.07	$22.35	$28.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.10	0.15	0.05	0.13
Net realized and unrealized gain (loss)	4.97	4.37	(4.19)	11.80	(4.03)
Total from Investment Operations	5.06	4.47	(4.04)	11.85	(3.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.15)	(0.07)	(0.14)	(0.14)
Net realized capital gains	(4.47)	(2.72)	(5.38)	(1.99)	(2.29)
Total Distributions	(4.54)	(2.87)	(5.45)	(2.13)	(2.43)
Net asset value, end of the period	$24.70	$24.18	$22.58	$32.07	$22.35
Total return	22.74%(b)	20.80%(b)	(16.16)%	55.15%	(15.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$92,711	$65,720	$75,168	$112,310	$92,818
Net expenses	0.85%(c)	0.85%(c)	0.84%	0.85%	0.85%
Gross expenses	0.88%	0.87%	0.84%	0.85%	0.85%
Net investment income	0.39%	0.40%	0.53%	0.17%	0.53%
Portfolio turnover rate	25%	26%	28%	23%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

	Small/Mid Cap Growth Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.76	$10.34	$15.25	$11.81	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.04)	(0.06)	(0.02)(b)	(0.04)
Net realized and unrealized gain (loss)	2.82	0.46	(3.37)	3.56	2.06
Total from Investment Operations	2.78	0.42	(3.43)	3.54	2.02
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(1.48)	(0.10)	(0.24)
Net asset value, end of the period	$13.54	$10.76	$10.34	$15.25	$11.81
Total return(c)	25.84%	4.06%	(25.43)%	30.00%(b)	20.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,457	$118,499	$106,566	$70,526	$52,170
Net expenses(d)	0.85%	0.85%	0.84%(e)	0.84%(e)	0.84%
Gross expenses	0.95%	0.93%	0.91%	0.99%	1.21%
Net investment loss	(0.30)%	(0.37)%	(0.45)%	(0.14)%(b)	(0.34)%
Portfolio turnover rate	74%	63%	50%	50%	60%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund– Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.77	$10.35	$15.26	$11.81	$9.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.04)	(0.05)	(0.01)(b)	(0.04)
Net realized and unrealized gain (loss)	2.82	0.46	(3.38)	3.56	2.20
Total from Investment Operations	2.78	0.42	(3.43)	3.55	2.16
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(1.48)	(0.10)	(0.24)
Net asset value, end of the period	$13.55	$10.77	$10.35	$15.26	$11.81
Total return(c)	25.81%	4.06%	(25.41)%	30.08%(b)	22.08%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$104,733	$25,035	$46,814	$9,260	$1
Net expenses(e)	0.83%	0.83%	0.83%	0.83%	0.83%(f)
Gross expenses	0.93%	0.92%	0.91%	1.00%	107.49%(f)
Net investment loss	(0.32)%	(0.37)%	(0.44)%	(0.08)%(b)	(0.34)%(f)
Portfolio turnover rate	74%	63%	50%	50%	60%(g)

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2020.
See accompanying notes to financial statements.
17 |

Notes to Financial Statements
September 30, 2024
1.Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)
Loomis Sayles Funds II:
Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)
Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)
Each Fund is a diversified investment company.
Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities
| 18

Notes to Financial Statements (continued)
September 30, 2024
markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
19 |

Notes to Financial Statements (continued)
September 30, 2024
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, capital gain distributions received, deferred Trustees’ fees, passive foreign investment company adjustments and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, passive foreign investment company adjustments, capital gain distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$ —	$51,632,760	$51,632,760	$ —	$61,669,247	$61,669,247
Small Cap Value Fund	4,484,318	60,626,065	65,110,383	2,223,346	48,590,022	50,813,368
Small/Mid Cap Growth Fund	—	—	—	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Undistributed ordinary income	$ —	$838,815	$ —
Undistributed long-term capital gains	75,198,510	30,957,392	—
Total undistributed earnings	75,198,510	31,796,207	—
Capital loss carryforward:
Short-term:
No expiration date	—	—	(18,521,920)
Late-year ordinary and post-October capital loss deferrals*	(7,394,192)	—	(419,408)
Unrealized appreciation	613,299,389	126,526,359	31,179,269
Total accumulated earnings	$681,103,707	$158,322,566	$12,237,941

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

As of September 30, 2024, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,749,649,662	$269,140,507	$176,172,304
Gross tax appreciation	$654,670,476	$136,720,334	$35,503,264
Gross tax depreciation	(41,371,087)	(10,193,975)	(4,323,995)
Net tax appreciation	$613,299,389	$126,526,359	$31,179,269
| 20

Notes to Financial Statements (continued)
September 30, 2024
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2024, at value:
Small Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,276,253,493	$ —	$ —	$2,276,253,493
Short-Term Investments	—	86,695,558	—	86,695,558
Total Investments	$2,276,253,493	$86,695,558	$—	$2,362,949,051

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
21 |

Notes to Financial Statements (continued)
September 30, 2024

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$389,620,856	$ —	$ —	$389,620,856
Short-Term Investments	—	6,046,010	—	6,046,010
Total Investments	$389,620,856	$6,046,010	$—	$395,666,866

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$200,016,438	$ —	$ —	$200,016,438
Short-Term Investments	—	7,335,135	—	7,335,135
Total Investments	$200,016,438	$7,335,135	$—	$207,351,573

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended September 30, 2024, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
Small Cap Growth Fund	$843,383,121	$1,143,240,613
Small Cap Value Fund	94,080,165	117,720,624
Small/Mid Cap Growth Fund	136,515,868	111,795,027
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
| 22

Notes to Financial Statements (continued)
September 30, 2024
For the year ended September 30, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	0.95%	1.20%	— %	0.90%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	— %	— %	0.83%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended September 30, 2024, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$16,767,178	$ —	$16,767,178	0.75%	0.75%
Small Cap Value Fund	2,821,478	206,870	2,614,608	0.75%	0.70%
Small/Mid Cap Growth Fund	1,163,617	148,053	1,015,564	0.75%	0.65%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2025.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended September 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$ —	$146,752	$ —
Small Cap Value Fund	13,008	185,595	13,008
23 |

Notes to Financial Statements (continued)
September 30, 2024
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of
Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Small Cap Growth Fund	$1,008,521
Small Cap Value Fund	169,630
Small/Mid Cap Growth Fund	69,865
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$1,155,383
Small Cap Value Fund	236,744
Small/Mid Cap Growth Fund	28,458
As of September 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$16,438
Small Cap Value Fund	3,178
Small/Mid Cap Growth Fund	418
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she
| 24

Notes to Financial Statements (continued)
September 30, 2024
attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
f. Affiliated Ownership. As of September 30, 2024, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Loomis Sayles non-qualified retirement plans held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Non-Qualified Retirement Plans	Total Affiliated Ownership
Small Cap Growth Fund	0.11%	1.19%	—%	1.30%
Small Cap Value Fund	0.63%	7.79%	8.97%	17.39%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2024, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $1,806 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$1,123,269	$68,548	$ —	$26,042
Small Cap Value Fund	185,456	65,951	4,630	2,679
Small/Mid Cap Growth Fund	32,234	—	—	1,806
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long
25 |

Notes to Financial Statements (continued)
September 30, 2024
as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2024, Small Cap Value Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,500,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $447.
For the year ended September 30, 2024, Small/Mid Cap Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $7,600,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $1,357.
9.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of September 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Value Fund	5	30.45%	17.39%	47.84%
Small/Mid Cap Growth Fund	6	48.33%	—	48.33%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	5,922,586	$159,041,961	10,078,079	$253,544,183
Issued in connection with the reinvestment of distributions	792,963	21,005,595	1,053,561	25,137,956
Redeemed	(11,570,160)	(305,458,768)	(10,430,137)	(261,851,616)
Net change	(4,854,611)	$(125,411,212)	701,503	$16,830,523
Retail Class
Issued from the sale of shares	175,185	$4,060,224	441,299	$9,585,279
Issued in connection with the reinvestment of distributions	73,575	1,682,653	106,298	2,203,548
Redeemed	(982,440)	(22,707,435)	(767,180)	(16,756,037)
Net change	(733,680)	$(16,964,558)	(219,583)	$(4,967,210)
Class N
Issued from the sale of shares	7,235,719	$196,565,565	9,639,101	$247,068,462
Issued in connection with the reinvestment of distributions	987,983	26,636,020	1,325,324	32,139,099
Redeemed	(11,666,857)	(315,257,962)	(9,524,898)	(245,579,845)
Net change	(3,443,155)	$(92,056,377)	1,439,527	$33,627,716
Increase (decrease) from capital share transactions	(9,031,446)	$(234,432,147)	1,921,447	$45,491,029
| 26

Notes to Financial Statements (continued)
September 30, 2024
11.Capital Shares (continued).

	Year Ended September 30, 2024		Year Ended September 30, 2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,707,872	$63,890,883	1,324,531	$31,971,280
Issued in connection with the reinvestment of distributions	1,537,741	34,614,545	1,479,594	33,157,704
Redeemed	(3,764,416)	(88,825,823)	(6,693,582)	(160,024,024)
Net change	481,197	$9,679,605	(3,889,457)	$(94,895,040)
Retail Class
Issued from the sale of shares	579,511	$13,339,094	142,091	$3,321,439
Issued in connection with the reinvestment of distributions	626,606	13,609,887	360,879	7,859,942
Redeemed	(910,394)	(20,072,030)	(463,598)	(10,809,533)
Net change	295,723	$6,876,951	39,372	$371,848
Admin Class
Issued from the sale of shares	11,943	$249,189	18,912	$402,032
Issued in connection with the reinvestment of distributions	49,832	971,716	44,560	890,318
Redeemed	(80,384)	(1,704,141)	(126,310)	(2,691,370)
Net change	(18,609)	$(483,236)	(62,838)	$(1,399,020)
Class N
Issued from the sale of shares	1,108,967	$26,145,795	214,302	$5,164,913
Issued in connection with the reinvestment of distributions	681,065	15,330,776	375,730	8,423,867
Redeemed	(754,532)	(17,911,563)	(1,201,179)	(29,327,375)
Net change	1,035,500	$23,565,008	(611,147)	$(15,738,595)
Increase (decrease) from capital share transactions	1,793,811	$39,638,328	(4,524,070)	$(111,660,807)

	Year Ended September 30, 2024		Year Ended September 30, 2023
Small/Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,443,072	$16,821,287	1,806,894	$20,331,352
Redeemed	(4,892,134)	(58,957,698)	(1,093,292)	(12,121,065)
Net change	(3,449,062)	$(42,136,411)	713,602	$8,210,287
Class N
Issued from the sale of shares	6,980,418	$88,119,080	1,539,241	$16,805,054
Redeemed	(1,577,085)	(18,560,646)	(281,892)	(3,176,860)
Redeemed in-kind (Note 12)	—	—	(3,453,242)	(40,126,667)
Net change	5,403,333	$69,558,434	(2,195,893)	$(26,498,473)
Increase (decrease) from capital share transactions	1,954,271	$27,422,023	(1,482,291)	$(18,288,186)
12.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2023, Small/Mid Cap Growth Fund participated in a redemption in-kind transaction.
27 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Loomis Sayles Funds II and Shareholders of Loomis Sayles Small Cap Value Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Small Cap Value Fund (one of the funds constituting Loomis Sayles Funds I), and Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund (two of the funds constituting Loomis Sayles Funds II) (hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and each of the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2024
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
| 28

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction.  For the fiscal year ended September 30, 2024, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Small Cap Value Fund	84.12%
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Small Cap Value Fund
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2024, unless subsequently determined to be different.
Fund	Amount
Small Cap Growth Fund	$51,632,760
Small Cap Value Fund	60,626,065
29 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
| 30

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Small Cap Growth Fund	76%	46%	62%
Loomis Sayles Small Cap Value Fund	19%	12%	36%
Loomis Sayles Small/Mid Cap Growth Fund	96%	69%	90%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s longer-term (three-year) performance was stronger relative to its category; (3) that the Fund’s long-term (ten-year) performance was stronger relative to its category; and (4) that the Fund’s performance for one or more recent (though not necessarily the most recent) calendar years was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their respective expense limitation agreements. The Trustees also considered that Loomis Sayles Small Cap Growth Fund’s current expenses are below its expense limitation. The Trustees also noted that the Funds had total advisory fee rates that were at or below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with
31 |

the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that although none of the Funds’ advisory fees were subject to breakpoints, each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
| 32

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/25
6031442.2.1
M-LSEFA-0924

Loomis Sayles Fixed Income Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Institutional High Income Fund
Annual Financial Statements and Other Important Information
September 30, 2024

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.5% of Net Assets

Non-Convertible Bonds — 87.2%
	ABS Car Loan — 4.0%
$383,924	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027(a)	$379,880
65,074	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	65,549
500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	527,489
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	663,798
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	132,409
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	103,277
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,047,000
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	728,336
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	96,072
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	211,747
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	102,278
76,395	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	72,973
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	266,427
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	104,817
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,879
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	299,927
293,671	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	292,453
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	$170,545
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	226,458
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	199,723
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	1,340,268
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	399,678
381,123	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	375,347
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	968,170
100,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	99,483
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	161,887
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	344,527
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	165,414
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	716,219
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	296,109
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	228,048
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	412,696
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	205,933
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	329,486
1,004,607	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	991,880
663,651	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027(a)	649,761
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	$261,151
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	321,644
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	203,416
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	222,193
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	77,440
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	917,497
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	257,274
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	448,006
23,007	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	22,704
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	140,735
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	79,361
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	101,209
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	101,546
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	653,971
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	105,603
13,299	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	13,251
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	102,440
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	104,867
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	$206,812
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	669,542
		18,489,605
	ABS Credit Card — 0.2%
380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	385,567
385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	389,165
		774,732
	ABS Home Equity — 3.8%
259,122	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(b)	258,214
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	180,068
300,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	254,523
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	129,605
378,605	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	374,702
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	522,101
436,454	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.067%, 9/27/2060(a)(b)	434,914
1,077,612	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.074%, 12/27/2060(a)(b)	1,073,816
174,308	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.280%, 4/25/2042(a)(b)	176,606
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	637,691
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	294,361
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	191,224
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	$292,676
208,805	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	200,876
667,061	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	675,771
84,330	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	71,510
797,539	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	747,305
413,183	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	386,402
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,111,283
484,106	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	487,552
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	104,888
580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	586,000
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	672,673
315,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	313,546
281,280	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	266,389
223,037	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	223,584
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	679,403
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	230,424
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	191,846
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	118,265
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	94,471
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	279,776
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	$94,520
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	361,821
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	189,918
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	307,898
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	89,276
100,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2040(a)	97,881
141,280	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	141,063
429,236	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	434,560
125,000	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	124,815
252,293	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	254,012
275,504	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	273,842
179,232	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	180,850
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	131,759
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	237,199
230,000	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.750%, 10/25/2056(a)(b)	225,744
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	89,869
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	767,518
84,908	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	84,292
289,486	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	287,972
266,581	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	266,770
167,264	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	166,582
465,158	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	463,274
		17,533,900
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — 4.0%
$380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	$387,648
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	339,380
119,207	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	115,389
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	140,307
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	417,398
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	199,461
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	102,411
297,212	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	306,349
617,100	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	575,339
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	165,687
661,390	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	602,970
310,868	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	313,424
115,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	119,705
1,180	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	1,178
204,687	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	201,597
845,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	867,855
100,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	108,161
1,030,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	1,183,815
50,618	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	52,287
78,167	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	79,898
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	117,867
289,500	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	284,238
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$582,736	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	$565,739
494,731	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	461,074
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	102,055
6,018	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	6,010
110,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	111,762
731,263	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	740,366
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	257,666
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	682,641
80,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	82,802
114,254	Mosaic Solar Loan Trust, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	114,343
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	310,791
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	375,627
246,517	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	253,064
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	330,362
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	97,229
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	323,378
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	104,207
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	103,729
400,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	411,604
142,869	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	136,874
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$35,466	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	$34,276
57,945	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	59,634
183,317	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	187,137
590,000	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	589,873
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	97,170
88,260	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	90,715
584,518	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	473,259
614,880	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	598,137
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.425%, 11/15/2027(a)(b)	995,977
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	204,448
675,183	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	652,755
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	102,960
1,069,895	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	972,420
489,011	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	522,599
600,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	618,624
		18,453,671
	ABS Student Loan — 0.9%
211,743	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	217,690
1,078,513	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,106,314
305,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	314,023
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$54,379	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	$50,949
168,115	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	152,756
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	78,582
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	122,486
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	272,626
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	285,881
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	199,069
33,639	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	33,379
44,498	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	42,556
594,345	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.941%, 1/15/2053(a)(b)	587,558
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	415,445
169,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	173,785
		4,053,099
	ABS Whole Business — 0.7%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	821,643
248,125	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	267,136
290,250	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	259,490
159,200	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	165,439
323,850	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	302,411
48,750	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	46,921
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$97,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	$88,588
1,055,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,078,196
		3,029,824
	Aerospace & Defense — 2.4%
1,690,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	1,757,161
1,254,000	Boeing Co., 3.625%, 2/01/2031	1,148,796
985,000	Boeing Co., 5.150%, 5/01/2030	987,366
896,000	Boeing Co., 5.705%, 5/01/2040	874,219
2,315,000	Boeing Co., 5.805%, 5/01/2050	2,236,564
55,000	Boeing Co., 5.930%, 5/01/2060	52,683
255,000	Boeing Co., 6.388%, 5/01/2031(a)	271,151
230,000	Boeing Co., 6.528%, 5/01/2034(a)	246,851
590,000	Boeing Co., 6.858%, 5/01/2054(a)	647,590
370,000	Boeing Co., 7.008%, 5/01/2064(a)	407,658
395,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	410,927
155,000	RTX Corp., 2.375%, 3/15/2032	134,641
1,225,000	RTX Corp., 5.150%, 2/27/2033	1,273,536
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	448,137
		10,897,280
	Airlines — 0.4%
259,559	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	252,380
727,538	American Airlines Pass-Through Trust, Series B, Class B, 4.950%, 8/15/2026	724,959
1,050,981	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	1,104,213
		2,081,552
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	281,338
	Automotive — 0.9%
360,000	BorgWarner, Inc., 5.400%, 8/15/2034	367,565
130,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	113,693
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,120,795
285,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	303,901
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	337,854
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	287,978
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	$511,797
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	309,033
		4,352,616
	Banking — 4.6%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,667,623
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	642,976
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	1,006,944
380,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	423,803
685,000	Credit Agricole SA, 3.250%, 1/14/2030(a)	634,735
495,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	476,532
2,070,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	2,209,237
370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	323,838
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,078,722
640,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	689,329
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	231,837
300,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	327,193
355,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	388,032
645,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	734,810
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	259,153
2,050,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	2,149,083
3,000,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	3,222,438
1,320,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,376,906
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	$652,375
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	454,918
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	950,023
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,104,140
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	407,547
		21,412,194
	Brokerage — 0.7%
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	1,241,030
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	385,377
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,805,971
		3,432,378
	Building Materials — 1.6%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	4,142,890
210,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	229,067
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,177,078
213,000	Masco Corp., 6.500%, 8/15/2032	234,396
1,715,000	Owens Corning, 5.700%, 6/15/2034	1,820,653
		7,604,084
	Cable Satellite — 3.9%
375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	331,204
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,776,580
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	40,277
1,780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,523,237
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	114,910
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	$1,620,994
230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	210,420
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	155,991
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	145,598
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,375,306
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,474,143
1,285,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	858,964
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	684,345
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,046,933
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,367,784
270,000	DISH DBS Corp., 7.750%, 7/01/2026	234,307
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	287,351
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,484,710
		17,733,054
	Chemicals — 0.6%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	688,026
230,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	245,897
320,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	344,924
1,245,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	1,362,113
		2,640,960
	Collateralized Mortgage Obligations — 0.1%
127,024	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	117,879
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	261,024
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	262,971
		641,874
	Construction Machinery — 0.9%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	204,614
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	281,425
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	$209,007
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,848,478
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	638,660
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,136,792
		4,318,976
	Consumer Cyclical Services — 1.7%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	636,915
735,000	Expedia Group, Inc., 3.250%, 2/15/2030	693,089
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	947,653
3,385,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	3,355,921
400,000	Uber Technologies, Inc., 4.800%, 9/15/2034	399,446
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	1,435,104
212,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	216,036
		7,684,164
	Diversified Manufacturing — 0.4%
280,000	Amphenol Corp., 5.250%, 4/05/2034	292,534
120,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	128,570
185,000	Nordson Corp., 5.800%, 9/15/2033	199,569
1,135,000	Veralto Corp., 5.450%, 9/18/2033	1,190,817
		1,811,490
	Electric — 0.6%
1,084,602	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,072,759
605,000	Duke Energy Corp., 5.450%, 6/15/2034	631,400
100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	113,423
880,000	Southern Co., 5.700%, 3/15/2034	944,519
		2,762,101
	Finance Companies — 4.5%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,665,110
345,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	305,240
265,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	263,549
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	$198,026
575,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	619,258
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.313%, 1/15/2067(a)(b)	194,799
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	960,166
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	253,772
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	776,202
460,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	456,546
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	462,690
590,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	616,290
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,023,432
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	865,102
65,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	61,344
535,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	490,085
1,420,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	1,403,124
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	105,228
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	67,652
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	997,530
775,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	687,575
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	2,049,765
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,264,671
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	3,079,876
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	964,748
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	672,778
		20,504,558
	Financial Other — 0.5%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	41,082
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	4,955
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	$5,000
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	4,750
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	5,000
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	19,106
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	19,294
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	44,364
1,860,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	1,625,544
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	60,395
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	5,652
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	6,000
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	57,630
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	35,136
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	34,020
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	20,849
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	21,956
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	10,750
98,534	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	12,192
98,653	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	10,422
197,547	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	19,140
296,679	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	26,636
297,038	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	22,664
144,767	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	10,293
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	4,598
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	9,472
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	25,060
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	22,307
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	15,750
		2,200,017
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — 0.5%
$350,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	$325,690
135,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034(a)	149,566
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,092,115
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	266,084
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	303,618
		2,137,073
	Gaming — 0.4%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	340,590
1,280,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,291,208
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	31,039
215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	225,509
		1,888,346
	Government Owned - No Guarantee — 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	692,250
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	854,619
550,000	Ecopetrol SA, 8.375%, 1/19/2036	562,375
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	13,768
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	27,424
		2,150,436
	Health Insurance — 0.9%
1,770,000	Centene Corp., 2.500%, 3/01/2031	1,521,369
310,000	Centene Corp., 3.000%, 10/15/2030	277,520
365,000	Centene Corp., 3.375%, 2/15/2030	336,354
1,235,000	Centene Corp., 4.625%, 12/15/2029	1,208,549
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	603,588
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	174,991
		4,122,371
	Healthcare — 0.7%
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,863
310,000	HCA, Inc., 5.450%, 9/15/2034	318,971
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,090,350
770,000	HCA, Inc., 5.600%, 4/01/2034	802,377
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	349,349
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	$212,771
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	592,440
		3,382,121
	Home Construction — 0.4%
600,000	DR Horton, Inc., 5.000%, 10/15/2034	608,343
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,110,959
		1,719,302
	Independent Energy — 3.4%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030(a)	1,320,740
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	558,292
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	196,003
1,200,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,013,597
4,205,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,302,217
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028(a)	665,230
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031(a)	342,120
840,000	EQT Corp., 3.625%, 5/15/2031(a)	771,007
330,000	EQT Corp., 7.000%, 2/01/2030	360,299
330,000	Leviathan Bond Ltd., 6.500%, 6/30/2027(a)	312,566
360,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(a)	327,600
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	177,991
160,000	Occidental Petroleum Corp., 5.550%, 10/01/2034	162,429
45,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	47,487
65,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	75,242
975,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,150,087
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,122,835
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	69,653
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	332,614
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	44,655
125,000	Ovintiv, Inc., 7.375%, 11/01/2031	141,030
1,020,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	1,036,458
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	817,486
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	316,402
		15,664,040
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	363,037
Principal Amount (‡)	Description	Value (†)

	Leisure — 1.7%
$130,000	Carnival Corp., 4.000%, 8/01/2028(a)	$125,556
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	627,907
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	400,214
150,000	Carnival Corp., 7.000%, 8/15/2029(a)	159,404
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	770,047
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	486,460
750,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	801,899
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	285,600
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	138,420
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,726,618
620,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	628,137
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,132,828
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	425,309
		7,708,399
	Life Insurance — 1.7%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	357,394
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,810,347
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,709,687
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,593,392
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,262,113
		7,732,933
	Lodging — 0.6%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	201,095
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	181,530
520,000	Marriott International, Inc., 5.300%, 5/15/2034	535,825
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	498,559
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	587,557
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	762,510
		2,767,076
	Media Entertainment — 1.6%
150,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	97,439
550,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	375,339
1,510,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,557,922
30,000	Netflix, Inc., 4.900%, 8/15/2034	31,030
200,000	Netflix, Inc., 5.375%, 11/15/2029(a)	210,426
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$915,000	Netflix, Inc., 5.875%, 11/15/2028	$975,086
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,294,574
1,600,000	Paramount Global, 4.375%, 3/15/2043	1,183,785
430,000	Paramount Global, 5.850%, 9/01/2043	375,010
1,355,000	Paramount Global, 6.875%, 4/30/2036	1,372,999
		7,473,610
	Metals & Mining — 2.8%
340,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	349,514
1,430,000	ArcelorMittal SA, 6.800%, 11/29/2032	1,595,182
1,620,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	1,601,678
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	401,794
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	290,726
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,604,612
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,266,517
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,260,857
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,491,579
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	206,414
		13,068,873
	Midstream — 2.7%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	406,869
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	984,244
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	682,504
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	469,696
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	10,249
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	620,121
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	953,399
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,293,456
435,000	Energy Transfer LP, 6.550%, 12/01/2033	480,246
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	102,489
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	682,717
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	285,023
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	112,472
235,000	Targa Resources Corp., 5.500%, 2/15/2035	242,022
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$460,000	Targa Resources Corp., 6.125%, 3/15/2033	$493,645
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	371,284
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	99,264
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,464,324
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	382,615
170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	163,678
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	208,582
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	367,790
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	75,722
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	51,028
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	105,707
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	232,937
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	258,876
845,000	Williams Cos., Inc., 5.150%, 3/15/2034	854,211
		12,455,170
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	263,366
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
710,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	605,755
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 10.718%, 12/15/2038(a)(b)	165,853
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.967%, 12/15/2038(a)(b)	707,648
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.329%, 8/15/2039(a)(b)	567,506
285,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.588%, 7/15/2029(a)(b)	283,350
77,125	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	76,941
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$89,913	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	$84,078
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	156,077
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	81,350
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	147,188
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	571,219
672,732	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.462%, 7/15/2038(a)(b)	674,032
547,699	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	503,894
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.686%, 12/15/2047(a)(b)	86,002
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	100,050
89,751	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	81,667
192,902	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.082%, 7/15/2046(b)	177,474
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	244,953
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.327%, 8/15/2046(b)	363,904
303,046	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	269,713
		5,948,654
	Oil Field Services — 0.4%
1,725,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	1,680,287
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	240,686
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,263,048
		1,503,734
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — 1.8%
$1,410,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	$1,103,325
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	638,493
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	762,133
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	685,901
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	326,810
2,255,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,676,268
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,143,655
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	689,352
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	712,578
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	527,392
		8,265,907
	Property & Casualty Insurance — 0.3%
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	260,479
1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.823%, 1/15/2033(a)(f)	83,537
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	996,508
		1,340,524
	Restaurants — 0.1%
670,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	679,681
	Retailers — 0.3%
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,066,082
290,000	Home Depot, Inc., 4.950%, 6/25/2034	301,492
		1,367,574
	Sovereigns — 4.7%
1,080,000	Chile Government International Bonds, 3.500%, 1/31/2034	992,282
1,060,000	Chile Government International Bonds, 3.500%, 1/25/2050	813,502
1,255,000	Chile Government International Bonds, 3.875%, 7/09/2031, (EUR)	1,437,376
880,000	Colombia Government International Bonds, 7.500%, 2/02/2034	912,590
1,230,000	Colombia Government International Bonds, 8.000%, 11/14/2035	1,310,963
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$1,650,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	$1,568,732
410,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	434,470
200,000	Panama Government International Bonds, 8.000%, 3/01/2038	225,860
895,000	Philippines Government International Bonds, 2.650%, 12/10/2045	629,543
735,000	Philippines Government International Bonds, 2.950%, 5/05/2045	541,863
2,245,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	2,294,121
425,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	412,462
1,030,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	1,027,343
2,635,000	Republic of Turkiye, 6.500%, 1/03/2035	2,585,277
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	172,378
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	790,428
860,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	865,659
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	354,053
1,258,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	1,249,823
234,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	243,103
1,035,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	1,202,560
1,610,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	1,661,259
		21,725,647
	Technology — 5.8%
395,000	Block, Inc., 3.500%, 6/01/2031	360,181
410,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	363,332
920,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	788,665
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	782,449
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	617,849
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,859,524
715,000	Broadcom, Inc., 4.150%, 11/15/2030	706,072
330,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	320,164
2,660,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	2,433,861
800,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	818,513
1,295,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,276,158
90,000	Gartner, Inc., 3.750%, 10/01/2030(a)	84,488
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$435,000	Global Payments, Inc., 2.900%, 5/15/2030	$396,207
530,000	Global Payments, Inc., 2.900%, 11/15/2031	466,496
255,000	Global Payments, Inc., 5.300%, 8/15/2029	262,117
1,775,000	Global Payments, Inc., 5.400%, 8/15/2032	1,821,936
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,189,908
275,000	Leidos, Inc., 2.300%, 2/15/2031	238,907
115,000	Leidos, Inc., 4.375%, 5/15/2030	113,159
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,136,091
235,000	Marvell Technology, Inc., 5.950%, 9/15/2033	252,544
1,320,000	Micron Technology, Inc., 5.875%, 2/09/2033	1,409,576
3,560,000	Micron Technology, Inc., 5.875%, 9/15/2033	3,807,526
1,195,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,247,121
290,000	MSCI, Inc., 3.250%, 8/15/2033(a)	255,288
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	586,266
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	200,794
135,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	123,599
205,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	215,430
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	693,131
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,073,950
810,000	Western Digital Corp., 4.750%, 2/15/2026	805,626
		26,706,928
	Treasuries — 14.8%
11,612,000,000	Indonesia Treasury Bonds, 6.750%, 7/15/2035, (IDR)	780,536
34,042,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	2,308,605
23,935,000	Norway Government Bonds, 1.750%, 3/13/2025, (NOK)(a)	2,241,663
31,600,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	1,692,730
14,530,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	735,614
2,445,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	3,226,610
2,315,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,318,346
36,865,000	U.S. Treasury Notes, 4.375%, 7/31/2026	37,308,532
17,155,000	U.S. Treasury Notes, 4.500%, 3/31/2026(g)	17,335,932
		67,948,568
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Wireless — 1.8%
$1,165,000	American Tower Corp., 5.900%, 11/15/2033	$1,251,954
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	575,814
1,305,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,618,096
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	138,146
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	233,737
715,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	672,784
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,883,375
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	602,879
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	536,940
		8,513,725
	Total Non-Convertible Bonds (Identified Cost $409,670,261)	401,270,849

Convertible Bonds — 2.7%
	Airlines — 0.2%
1,000,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,007,428
	Cable Satellite — 0.7%
4,105,000	DISH Network Corp., 3.375%, 8/15/2026	3,293,670
	Consumer Cyclical Services — 0.1%
91,000	Booking Holdings, Inc., 0.750%, 5/01/2025	203,588
325,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	406,900
		610,488
	Electric — 0.4%
215,000	Evergy, Inc., 4.500%, 12/15/2027(a)	236,715
150,000	NRG Energy, Inc., 2.750%, 6/01/2048	332,475
1,005,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	1,063,290
		1,632,480
	Financial Other — 0.0%
118,844	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(e)	11,489
	Leisure — 0.3%
666,000	Carnival Corp., 5.750%, 12/01/2027	1,070,928
85,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	303,832
		1,374,760
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — 0.2%
$126,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	$138,541
540,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(h)	536,596
		675,137
	Pharmaceuticals — 0.5%
2,230,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,119,615
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	208,300
		2,327,915
	Technology — 0.3%
130,000	Datadog, Inc., 0.125%, 6/15/2025	168,350
125,000	Nutanix, Inc., 0.250%, 10/01/2027	149,062
445,000	ON Semiconductor Corp., 0.500%, 3/01/2029	449,895
65,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	223,340
240,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	246,720
125,000	Zscaler, Inc., 0.125%, 7/01/2025	152,500
		1,389,867
	Total Convertible Bonds (Identified Cost $13,183,522)	12,323,234

Municipals — 0.6%
	Virginia — 0.6%
3,280,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $3,264,092)	2,784,486
	Total Bonds and Notes (Identified Cost $426,117,875)	416,378,569

Collateralized Loan Obligations — 3.2%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.445%, 4/23/2034(a)(b)	555,112
1,005,000	AIMCO CLO, Series 2017-AA, Class DR, 3 mo. USD SOFR + 3.412%, 8.694%, 4/20/2034(a)(b)	1,006,734
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 8.444%, 4/20/2034(a)(b)	1,942,229
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.638%, 7/16/2037(a)(b)	256,841
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.582%, 10/22/2037(a)(b)	$609,176
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 8.438%, 7/16/2031(a)(b)	305,756
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 2.912%, 8.191%, 4/18/2031(a)(b)	503,414
1,090,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.494%, 4/22/2034(a)(b)	1,089,667
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.082%, 4/20/2037(a)(b)	347,961
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.613%, 4/15/2034(a)(b)	365,372
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.639%, 7/23/2037(a)(b)	503,604
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 8.263%, 10/15/2037(a)(b)	1,885,324
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3 mo. USD SOFR + 3.212%, 8.494%, 7/20/2031(a)(b)	255,786
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD SOFR + 4.012%, 9.313%, 4/15/2034(a)(b)	1,835,000
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	890,797
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(b)	630,423
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.794%, 4/20/2034(a)(b)	250,255
525,673	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.490%, 5/20/2031(a)(b)	526,485
470,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.707%, 4/17/2034(a)(b)	470,276
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.444%, 4/20/2034(a)(b)	575,696
	Total Collateralized Loan Obligations (Identified Cost $14,742,249)	14,805,908

Principal Amount (‡)	Description	Value (†)

Senior Loans — 3.1%
	Aerospace & Defense — 0.1%
$99,500	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.104%, 2/28/2031(b)(i)	$99,082
162,793	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.354%, 8/24/2028(b)(i)	162,684
		261,766
	Building Materials — 0.3%
224,057	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.252%, 1/29/2031(b)(i)	217,845
1,270,695	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 1.750%, 7.054%, 1/12/2029(b)(i)	1,274,926
		1,492,771
	Diversified Manufacturing — 0.3%
1,012,463	Resideo Funding, Inc., 2024 M&A Term Loan B, 3 mo. USD SOFR + 2.000%, 7.301%, 6/13/2031(b)(i)	1,012,463
224,829	Resideo Funding, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.855%, 2/11/2028(b)(i)	225,391
		1,237,854
	Financial Other — 0.4%
1,984,262	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.595%, 6/24/2031(b)(i)	1,979,757
	Gaming — 0.0%
49,875	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 7.333%, 4/14/2029(b)(i)	49,786
	Healthcare — 0.2%
661,220	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 9/27/2030(b)(i)	642,375
	Leisure — 0.2%
597,188	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.595%, 10/18/2028(b)(i)	597,564
173,821	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.595%, 8/08/2027(b)(i)	174,092
239,400	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.845%, 5/01/2031(b)(i)	238,742
		1,010,398
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Lodging — 1.0%
$716,062	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.605%, 11/08/2030(b)	$715,654
39,795	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.345%, 8/02/2028(b)(i)	39,522
1,753,864	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 7.095%, 1/17/2031(b)(i)	1,738,518
1,995,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.595%, 5/24/2030(b)(i)	1,992,506
		4,486,200
	Paper — 0.2%
1,066,255	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.595%, 5/23/2031(b)	1,066,703
	Property & Casualty Insurance — 0.2%
317,606	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 8.255%, 6/20/2030(b)(i)	317,098
157,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 7.095%, 9/15/2031(b)(i)	156,656
590,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.854%, 5/06/2031(b)(i)	588,525
		1,062,279
	Technology — 0.1%
349,000	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 7.104%, 1/31/2031(b)(i)	348,853
	Wireless — 0.1%
468,746	SBA Senior Finance II LLC, 2024 1st Lien Term Loan B, 1/25/2031(j)	468,854
	Total Senior Loans (Identified Cost $14,149,244)	14,107,596

Shares
Common Stocks— 0.7%
	Biotechnology — 0.2%
9,115	BioMarin Pharmaceutical, Inc.(f)	640,693
	Construction Materials — 0.2%
155,502	Cemex SAB de CV, ADR	948,562
	Media — 0.3%
138,910	Altice USA, Inc., Class A(f)	341,719
Shares	Description	Value (†)
	Media — continued
34,625	iHeartMedia, Inc., Class A(f)	$64,056
85,011	Paramount Global, Class B	902,817
		1,308,592
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(f)	6,263
	Total Common Stocks (Identified Cost $5,872,875)	2,904,110

Preferred Stocks — 0.0%

Convertible Preferred Stock — 0.0%
	Brokerage — 0.0%
2,034	Apollo Global Management, Inc., 6.750% (Identified Cost $125,642)	138,292

Principal Amount (‡)
Short-Term Investments — 1.3%
$5,905,424	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $5,905,916 on 10/01/2024 collateralized by $6,030,400 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $6,023,605 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,905,424)	5,905,424
	Total Investments — 98.8% (Identified Cost $466,913,309)	454,239,899
	Other assets less liabilities — 1.2%	5,711,757
	Net Assets — 100.0%	$459,951,656

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
September 30, 2024, the value of Rule 144A holdings
amounted to $202,765,108 or 44.1% of net assets.

(b)
Variable rate security. Rate as of September 30, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended
September 30, 2024, interest payments were made in
principal.

(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 1.00%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
NOK	Norwegian Krone
ZAR	South African Rand
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/18/2024	EUR	S	1,063,000	$1,174,732	$1,186,972	$(12,240)
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2024	111	$23,070,509	$23,114,883	$44,374
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	1,936	212,584,828	212,733,126	148,298
Total					$192,672
At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2024	153	$19,076,532	$19,000,688	$75,844
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	50	6,700,457	6,654,688	45,769
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	332	39,298,017	39,274,562	23,455
Total					$145,068
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Fixed Income Fund (continued)
Industry Summary at September 30, 2024
Treasuries	14.8%
Technology	6.2
Sovereigns	4.7
Banking	4.6
Cable Satellite	4.6
Finance Companies	4.5
ABS Car Loan	4.0
ABS Other	4.0
ABS Home Equity	3.8
Independent Energy	3.4
Metals & Mining	2.8
Midstream	2.7
Aerospace & Defense	2.5
Pharmaceuticals	2.3
Leisure	2.2
Other Investments, less than 2% each	27.2
Collateralized Loan Obligations	3.2
Short-Term Investments	1.3
Total Investments	98.8
Other assets less liabilities (including forward foreign currency and futures contracts)	1.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 97.6% of Net Assets
	Australia — 2.1%
425,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	$276,679
560,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	500,942
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	245,315
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	283,784
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	926,675
8,485,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)(a)	5,697,749
		7,931,144
	Brazil — 2.2%
1,020,000	Banco do Brasil SA, 4.625%, 1/15/2025(a)	1,016,958
15,491(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2027, (BRL)	2,722,121
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	783,284
22,739(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	3,763,548
		8,285,911
	Canada — 4.5%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,348,431
3,830,000	Canada Government Bonds, 3.000%, 6/01/2034, (CAD)	2,843,339
2,070,000	Canada Government Bonds, 4.000%, 3/01/2029, (CAD)	1,611,461
130,560	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, (CAD)(a)	94,698
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,509,510
5,175,000	Province of Quebec, EMTN, Zero Coupon, 3.540%–3.542%, 10/29/2030, (EUR)(c)	4,931,386
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,477,864
960,000	Toronto-Dominion Bank, (fixed rate to 9/10/2029, variable rate thereafter), 5.146%, 9/10/2034	969,165
		16,785,854
	Cayman Islands — 0.2%
575,000	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	574,876
	China — 6.7%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,319,722
Principal Amount(‡)	Description	Value (†)
	China — continued
29,950,000	China Development Bank, 3.300%, 3/03/2026, (CNY)	$4,362,441
24,950,000	China Government Bonds, 1.990%, 4/09/2025, (CNY)	3,567,251
41,460,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	5,954,662
2,400,000	China Government Bonds, 2.500%, 7/25/2027, (CNY)	350,061
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	439,607
17,130,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	2,631,719
985,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.500%, 5/11/2031	863,152
365,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	316,977
		24,805,592
	Colombia — 0.4%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,348,144
	Denmark — 2.1%
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	349,599
2,380,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,825,066
30,175,000	Denmark Government Bonds, 2.250%, 11/15/2033, (DKK)	4,592,472
		7,767,137
	France — 3.8%
215,000	AXA SA, EMTN, (fixed rate to 1/11/2033, variable rate thereafter), 5.500%, 7/11/2043, (EUR)	261,541
1,300,000	Electricite de France SA, EMTN, 2.000%, 12/09/2049, (EUR)	939,539
300,000	Electricite de France SA, EMTN, 4.625%, 1/25/2043, (EUR)	347,516
200,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	228,837
3,275,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)(a)	2,171,480
2,245,000	French Republic Government Bonds OAT, 0.750%, 5/25/2028, (EUR)(a)	2,359,860
6,250,000	French Republic Government Bonds OAT, 1.250%, 5/25/2034, (EUR)(a)	6,015,285
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,622,037
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034, 144A(a)	216,578
		14,162,673
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Germany — 3.3%
3,020,000	Bundesobligation, 2.100%, 4/12/2029, (EUR)	$3,383,730
7,355,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.365%–2.599%, 8/15/2052, (EUR)(c)	4,190,642
1,765,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 7/04/2044, (EUR)	1,974,348
700,000	Bundesschatzanweisungen, 2.900%, 6/18/2026, (EUR)	789,116
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,741,859
		12,079,695
	Indonesia — 1.6%
38,485,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	2,558,515
50,865,000,000	Indonesia Treasury Bonds, 7.000%, 2/15/2033, (IDR)	3,474,678
		6,033,193
	Ireland — 2.0%
470,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	467,427
650,000	AIB Group PLC, EMTN, (fixed rate to 7/23/2028, variable rate thereafter), 4.625%, 7/23/2029, (EUR)	759,837
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,433,859
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	1,244,575
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,501,121
		7,406,819
	Israel — 0.1%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	416,045
	Italy — 2.0%
950,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	1,016,635
1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,235,145
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	227,848
4,070,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	4,716,899
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	328,165
		7,524,692
Principal Amount(‡)	Description	Value (†)
	Japan — 7.8%
1,052,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	$6,542,565
280,000,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	1,918,981
123,450,000	Japan Government Two Year Bonds, 0.005%, 6/01/2025, (JPY)	858,271
601,400,000	Japan Government Two Year Bonds, 0.005%, 10/01/2025, (JPY)	4,175,467
2,189,650,000	Japan Government Two Year Bonds, 0.400%, 8/01/2026, (JPY)	15,243,072
		28,738,356
	Korea — 1.1%
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	4,171,634
	Luxembourg — 1.2%
1,810,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	1,673,529
2,785,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	2,763,107
100,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	93,486
		4,530,122
	Malaysia — 0.4%
6,055,000	Malaysia Government Bonds, 3.906%, 7/15/2026, (MYR)	1,484,151
	Mexico — 1.7%
996,320(e )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,936,110
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,233,624
		6,169,734
	New Zealand — 0.1%
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	430,937
	Norway — 1.3%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	944,743
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	360,666
150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	157,209
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,372,885
		4,835,503
	Portugal — 0.2%
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	243,837
435,000	EDP Finance BV, 1.710%, 1/24/2028(a)	400,348
		644,185
	Singapore — 0.2%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	835,901
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	South Africa — 2.1%
$400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	$356,067
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	457,310
129,105,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,915,821
		7,729,198
	Spain — 5.1%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,476,425
2,600,000	Banco Santander SA, 5.179%, 11/19/2025	2,605,902
485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	515,451
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,874,387
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)(a)	1,882,038
6,670,000	Spain Government Bonds, 3.250%, 4/30/2034, (EUR)(a)	7,650,603
2,310,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,690,918
		18,695,724
	Supranationals — 1.9%
4,940,000	European Union, 1.000%, 7/06/2032, (EUR)	4,895,689
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	2,000,430
		6,896,119
	Sweden — 0.7%
9,900,000	Kommuninvest I Sverige AB, 1.000%, 5/12/2025, (SEK)	965,054
18,000,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	1,773,441
		2,738,495
	Switzerland — 0.8%
1,425,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	1,536,097
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	644,754
200,000	UBS Group AG, EMTN, (fixed rate to 6/15/2029, variable rate thereafter), 3.125%, 6/15/2030, (EUR)	222,034
Principal Amount(‡)	Description	Value (†)
	Switzerland — continued
$365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	$320,278
195,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	252,919
		2,976,082
	Thailand — 0.3%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,230,638
	United Kingdom — 5.3%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,123,769
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(a)	3,261,256
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	819,670
135,000	National Grid Electricity Distribution West Midlands PLC, EMTN, 5.750%, 4/16/2032, (GBP)	186,243
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	673,010
100,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	113,483
4,790,000	U.K. Gilts, 0.500%, 1/31/2029, (GBP)	5,580,584
2,330,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	3,124,510
860,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	1,172,075
2,790,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	3,601,030
		19,655,630
	United States — 36.4%
1,435,549	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,314,080
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,012,920
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,729,851
405,000	Amgen, Inc., 5.250%, 3/02/2033	421,636
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,540,665
140,000	AT&T, Inc., 3.650%, 6/01/2051	107,356
700,000	AT&T, Inc., 5.400%, 2/15/2034	734,491
815,000	Boeing Co., 3.750%, 2/01/2050	572,350
845,000	Boeing Co., 5.805%, 5/01/2050	816,370
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.995%, 4/15/2037(a)(f)	1,389,328
803,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	711,599
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	405,970
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	$372,527
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	999,170
225,000	Centene Corp., 2.500%, 3/01/2031	193,394
2,266,000	Centene Corp., 4.625%, 12/15/2029	2,217,467
205,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	156,942
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,165,854
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	899,567
315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	322,283
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,231,281
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,096,294
865,000	Energy Transfer LP, 5.300%, 4/15/2047	815,096
415,000	Energy Transfer LP, 5.950%, 5/15/2054	424,732
700,412	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	706,170
5,855,900	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,053,460
1,348,381	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2054	1,364,086
818,982	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	853,949
2,588,104	Federal National Mortgage Association, 2.000%, 5/01/2051	2,140,431
5,585,183	Federal National Mortgage Association, 2.000%, 11/01/2051	4,619,088
4,144,538	Federal National Mortgage Association, 2.000%, 11/01/2051	3,437,475
1,409,035	Federal National Mortgage Association, 2.000%, 3/01/2052	1,166,816
4,704,139	Federal National Mortgage Association, 2.500%, 5/01/2052	4,053,646
202,953	Federal National Mortgage Association, 3.000%, 11/01/2046	186,209
4,555,459	Federal National Mortgage Association, 3.000%, 11/01/2051	4,089,158
597,466	Federal National Mortgage Association, 3.500%, 6/01/2045	572,591
239,209	Federal National Mortgage Association, 3.500%, 9/01/2047	224,251
3,696,232	Federal National Mortgage Association, 3.500%, 5/01/2052	3,446,862
182,478	Federal National Mortgage Association, 4.000%, 8/01/2048	176,904
1,782,458	Federal National Mortgage Association, 4.000%, 3/01/2049	1,733,579
317,222	Federal National Mortgage Association, 4.500%, 11/01/2043	319,844
52,217	Federal National Mortgage Association, 4.500%, 7/01/2046	52,505
Principal Amount(‡)	Description	Value (†)
	United States — continued
$341,413	Federal National Mortgage Association, 4.500%, 3/01/2047	$341,696
60,330	Federal National Mortgage Association, 4.500%, 9/01/2047	60,161
2,100,575	Federal National Mortgage Association, 4.500%, 9/01/2052	2,067,908
2,273,022	Federal National Mortgage Association, 5.000%, 8/01/2052	2,275,599
3,979,784	Federal National Mortgage Association, 6.000%, 7/01/2054	4,074,359
947,111	Federal National Mortgage Association, 6.500%, 11/01/2053	979,490
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	264,109
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	181,504
820,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(f)	815,526
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,268,129
190,000	HCA, Inc., 3.625%, 3/15/2032	175,696
165,000	HCA, Inc., 5.450%, 9/15/2034	169,775
580,000	HCA, Inc., 5.500%, 6/01/2033	602,289
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,139,423
275,000	Kroger Co., 5.500%, 9/15/2054	276,761
55,000	Lennar Corp., 4.750%, 5/30/2025	54,907
420,000	Lennar Corp., 5.000%, 6/15/2027	426,765
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,511,839
1,985,851	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(f)	1,836,283
1,000,000	Oracle Corp., 4.700%, 9/27/2034	997,365
1,310,000	Oracle Corp., 5.550%, 2/06/2053	1,340,589
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	412,562
145,000	Ovintiv, Inc., 6.625%, 8/15/2037	155,577
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	583,299
1,355,000	Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/2053	1,401,671
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,614,915
699,131	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(f)	696,448
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	601,142
1,585,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.283%, 5/15/2037(a)(f)	1,588,962
1,935,000	Thermo Fisher Scientific, Inc., 5.086%, 8/10/2033	2,024,210
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	453,717
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,964,391
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	$774,583
260,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	259,088
2,355,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,413,858
8,075,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(g)	6,704,143
1,185,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	1,209,996
4,775,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	5,274,323
4,790,195	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(h)	4,484,826
1,870,000	U.S. Treasury Notes, 3.125%, 8/15/2025	1,855,069
535,000	U.S. Treasury Notes, 4.125%, 3/31/2029	547,142
435,000	Uber Technologies, Inc., 4.800%, 9/15/2034	434,397
3,617,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 10/01/2054(i)	3,121,784
724,774	United Airlines Pass-Through Trust, Series 16-2, Class B, 3.650%, 4/07/2027	706,423
567,407	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	554,948
3,410,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	3,425,175
1,880,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	1,962,136
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	263,236
1,885,000	VMware LLC, 2.200%, 8/15/2031	1,619,110
1,499,968	VOLT CII LLC, Series 2021-NP11, Class A1, 4.868%, 8/25/2051(a)(f)	1,497,910
970,031	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(f)	964,960
520,978	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(f)	518,866
280,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	248,733
		135,046,020
	Total Bonds and Notes (Identified Cost $368,801,561)	361,930,204

Principal Amount(‡)	Description	Value (†)

Short-Term Investments — 2.1%
$2,717,511	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $2,717,737 on 10/01/2024 collateralized by $2,775,100 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $2,772,052 including accrued interest (Note 2 of Notes to Financial Statements)	$2,717,511
1,835,000	German Treasury Bills, 3.324%, 1/15/2025, (EUR)(j)	2,024,654
3,065,000	U.S. Treasury Bills, 4.965%, 1/16/2025(j)	3,024,262
	Total Short-Term Investments (Identified Cost $7,702,505)	7,766,427
	Total Investments — 99.7% (Identified Cost $376,504,066)	369,696,631
	Other assets less liabilities — 0.3%	1,081,643
	Net Assets — 100.0%	$370,778,274

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
September 30, 2024, the value of Rule 144A holdings
amounted to $59,044,303 or 15.9% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)
Variable rate security. Rate as of September 30, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	When–issued/delayed delivery.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund (continued)

EMTN	Euro Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/03/2024	BRL	S	19,675,000	$3,549,522	$3,585,957	$(36,435)
BNP Paribas SA	12/18/2024	CNH	B	29,827,000	4,224,303	4,280,994	56,691
BNP Paribas SA	12/18/2024	CNH	S	2,621,000	378,134	376,186	1,948
Citibank N.A.	12/18/2024	ZAR	S	92,855,000	5,135,273	5,339,534	(204,261)
Goldman Sachs Bank USA	12/18/2024	MXN	S	78,803,000	4,013,251	3,955,470	57,781
HSBC Bank USA N.A.	12/18/2024	AUD	S	844,000	563,311	583,961	(20,650)
HSBC Bank USA N.A.	12/18/2024	IDR	S	6,495,690,000	419,835	427,734	(7,899)
Morgan Stanley Capital Services LLC	12/18/2024	GBP	B	1,787,000	2,334,937	2,388,728	53,791
Royal Bank of Canada	12/18/2024	CAD	S	1,798,000	1,328,248	1,332,072	(3,824)
Standard Chartered Bank	12/18/2024	EUR	S	3,954,000	4,372,914	4,415,134	(42,220)
Standard Chartered Bank	12/18/2024	EUR	S	501,000	561,740	559,429	2,311
UBS AG	12/18/2024	CHF	B	2,008,000	2,399,176	2,392,759	(6,417)
UBS AG	12/18/2024	SEK	S	13,576,000	1,316,365	1,341,843	(25,478)
Total							$(174,662)
At September 30, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/18/2024	EUR	643,645	PLN	2,770,000	$717,984	$(726)
BNP Paribas SA	12/18/2024	DKK	24,858,000	EUR	3,335,274	3,724,251	(2,519)
Goldman Sachs Bank USA	12/18/2024	EUR	1,183,731	HUF	470,391,000	1,314,430	(7,353)
UBS AG	12/18/2024	ZAR	24,015,000	EUR	1,200,808	1,340,852	(40,107)
Total							$(50,705)
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2024	23	$2,626,391	$2,628,469	$2,078
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2024	66	13,717,599	13,743,984	26,385
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	40	4,392,249	4,395,313	3,064
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	30	4,020,531	3,992,813	(27,718)
Eurex 10 Year Euro BUND Futures	12/06/2024	8	1,184,581	1,201,489	16,908
Long Gilt Futures	12/27/2024	10	1,328,260	1,315,960	(12,300)
Total					$8,417
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Bond Fund (continued)
At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2024	51	$6,358,844	$6,333,563	$25,281
Eurex 30 Year Euro BUXL Futures	12/06/2024	15	2,227,412	2,275,500	(48,088)
Eurex 5 Year Euro BOBL Futures	12/06/2024	42	5,564,392	5,612,611	(48,219)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	65	7,693,889	7,689,297	4,592
Total					$(66,434)
Industry Summary at September 30, 2024
Treasuries	43.6%
Mortgage Related	12.6
Banking	7.2
Government Owned - No Guarantee	4.8
Local Authorities	4.1
Technology	2.5
Health Insurance	2.1
Other Investments, less than 2% each	20.7
Short-Term Investments	2.1
Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3
Net Assets	100.0%
Currency Exposure Summary at September 30, 2024
United States Dollar	42.3%
Euro	21.2
Japanese Yen	10.0
Yuan Renminbi	6.4
British Pound	4.3
Canadian Dollar	3.1
Other, less than 2% each	12.4
Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.3% of Net Assets
	Automotive — 0.1%
$85,000	BorgWarner, Inc., 4.950%, 8/15/2029	$86,414
	Banking — 6.5%
1,085,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 9/30/2034, variable rate thereafter), 5.204%, 9/30/2035(a)	1,080,527
600,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 3/13/2029	623,718
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	208,675
400,000	Banco Santander SA, (fixed rate to 2/01/2034, variable rate thereafter), 8.000%(b)	424,942
540,000	Bank of America Corp., (fixed rate to 8/15/2034, variable rate thereafter), MTN, 5.425%, 8/15/2035	553,555
430,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	441,213
895,000	HSBC USA, Inc., 5.625%, 3/17/2025	898,101
260,000	Morgan Stanley, (fixed rate to 7/19/2034, variable rate thereafter), 5.320%, 7/19/2035	269,990
110,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	118,156
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	327,280
325,000	Nordea Bank Abp, (fixed rate to 9/25/2031, variable rate thereafter), 6.300%(a)(b)	322,562
380,000	Standard Chartered PLC, (fixed rate to 5/14/2034, variable rate thereafter), 5.905%, 5/14/2035(a)	402,110
200,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	211,116
555,000	Wells Fargo & Co., MTN, SOFR + 1.070%, 6.283%, 4/22/2028(c)	557,390
530,000	Wells Fargo & Co., (fixed rate to 9/15/2029, variable rate thereafter), 6.850%(b)	553,163
		6,992,498
	Construction Machinery — 0.2%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	219,458
	Consumer Products — 0.2%
220,000	Hasbro, Inc., 6.050%, 5/14/2034	231,547
	Electric — 0.5%
155,000	Entergy Arkansas LLC, 5.750%, 6/01/2054	167,034
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	61,778
Principal Amount	Description	Value (†)
	Electric — continued
$205,000	Southwestern Public Service Co., 6.000%, 6/01/2054	$224,289
95,000	Virginia Electric & Power Co., 5.050%, 8/15/2034	97,521
		550,622
	Finance Companies — 0.2%
220,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 9/10/2029	220,109
	Food & Beverage — 0.5%
545,000	Coca-Cola Co., 5.200%, 1/14/2055	571,812
	Government Owned - No Guarantee — 0.4%
430,000	Saudi Arabian Oil Co., 5.750%, 7/17/2054(a)	435,384
	Life Insurance — 0.5%
535,000	Athene Global Funding, 5.620%, 5/08/2026(a)	543,389
	Media Entertainment — 0.1%
80,000	Netflix, Inc., 5.400%, 8/15/2054	84,690
	Midstream — 0.6%
290,000	Enterprise Products Operating LLC, 5.550%, 2/16/2055	299,573
350,000	Kinder Morgan, Inc., 5.950%, 8/01/2054	363,220
		662,793
	Railroads — 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	13,426
	Retailers — 0.3%
315,000	Genuine Parts Co., 4.950%, 8/15/2029	320,404
	Sovereigns — 0.2%
200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(a)	167,740
	Technology — 0.3%
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	259,766
100,000	Moody's Corp., 5.000%, 8/05/2034	102,381
		362,147
	Treasuries — 87.2%
12,044,274	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(d)	7,990,585
7,307,790	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(d)	6,089,034
15,283,806	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(d)	14,713,022
12,791,368	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2031(d)	11,701,006
12,669,141	U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027(d)	12,308,530
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Inflation Protected Securities Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$22,949,636	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(d)	$21,486,622
20,453,409	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(d)	19,966,910
		94,255,709
	Wireless — 0.5%
495,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	493,264
	Total Bonds and Notes (Identified Cost $115,780,496)	106,211,406

Short-Term Investments — 1.6%
1,746,405	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $1,746,550 on 10/01/2024 collateralized by $1,783,400 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $1,781,426 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,746,405)	1,746,405
	Total Investments — 99.9% (Identified Cost $117,526,901)	107,957,811
	Other assets less liabilities — 0.1%	133,690
	Net Assets — 100.0%	$108,091,501

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $3,382,286 or 3.1% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of September 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Treasury Inflation Protected Security (TIPS).

MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
Industry Summary at September 30, 2024
Treasuries	87.2%
Banking	6.5
Other Investments, less than 2% each	4.6
Short-Term Investments	1.6
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 81.9% of Net Assets

Non-Convertible Bonds — 76.1%
	ABS Car Loan — 0.4%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$786,987
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	403,697
		1,190,684
	ABS Other — 0.0%
123,718	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	119,978
	Aerospace & Defense — 3.7%
550,000	Boeing Co., 3.625%, 2/01/2031	503,858
895,000	Boeing Co., 5.150%, 5/01/2030	897,150
130,000	Boeing Co., 5.705%, 5/01/2040	126,840
1,555,000	Boeing Co., 5.805%, 5/01/2050	1,502,314
30,000	Boeing Co., 5.930%, 5/01/2060	28,736
230,000	Boeing Co., 6.388%, 5/01/2031(a)	244,568
95,000	Boeing Co., 6.528%, 5/01/2034(a)	101,960
45,000	Boeing Co., 6.858%, 5/01/2054(a)	49,393
1,220,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	1,228,065
448,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	454,874
175,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	167,210
295,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	328,925
645,000	TransDigm, Inc., 4.625%, 1/15/2029	622,835
1,080,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	1,095,298
1,275,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,315,443
1,120,000	TransDigm, Inc., 6.625%, 3/01/2032(a)	1,166,303
1,590,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,638,018
695,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	727,787
		12,199,577
	Airlines — 0.4%
323,386	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	314,440
841,796	American Airlines Pass-Through Trust, Series B, Class B, 3.700%, 4/15/2027	829,521
313,500	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.000%, 4/15/2029(a)	314,754
		1,458,715
	Automotive — 0.7%
1,370,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,339,785
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)(c)	3
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$550,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	$554,685
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	288,431
		2,182,904
	Banking — 0.8%
1,570,000	Synchrony Financial, 7.250%, 2/02/2033	1,631,070
1,180,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,161,008
		2,792,078
	Brokerage — 0.3%
340,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	305,480
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	156,752
480,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(a)	483,691
		945,923
	Building Materials — 0.7%
635,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	642,568
745,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(b)	812,643
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(b)	827,402
		2,282,613
	Cable Satellite — 8.3%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	3,395,942
3,890,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	3,190,811
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	12,970
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	513,787
2,520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	2,317,988
410,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	395,114
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	283,620
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	145,598
7,090,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	3,598,126
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	185,321
5,710,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	2,955,703
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	351,973
3,450,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,387,322
1,145,000	DISH DBS Corp., 5.125%, 6/01/2029	768,211
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,410,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	$1,303,014
960,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	838,772
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	3,610,060
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	320,107
		27,574,439
	Chemicals — 2.0%
400,000	Ashland, Inc., 3.375%, 9/01/2031(a)	355,110
440,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	219,504
480,000	Chemours Co., 4.625%, 11/15/2029(a)	429,848
955,000	Chemours Co., 5.750%, 11/15/2028(a)	907,167
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,817,314
		6,728,943
	Construction Machinery — 0.5%
1,780,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,655,723
	Consumer Cyclical Services — 0.6%
340,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	312,899
990,000	Service Corp. International, 5.750%, 10/15/2032	996,483
715,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	664,153
		1,973,535
	Consumer Products — 0.9%
1,685,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	1,647,870
685,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	711,740
690,000	Newell Brands, Inc., 5.700%, 4/01/2026	691,693
		3,051,303
	Diversified Manufacturing — 1.0%
515,000	Esab Corp., 6.250%, 4/15/2029(a)	528,935
920,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	866,594
1,865,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,914,445
		3,309,974
	Electric — 0.4%
490,000	Lightning Power LLC, 7.250%, 8/15/2032(a)	515,253
589,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	536,612
290,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	316,049
		1,367,914
	Environmental — 0.7%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	34,561
605,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	619,773
Principal Amount (‡)	Description	Value (†)

	Environmental — continued
$935,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	$980,658
915,000	Reworld Holding Corp., 4.875%, 12/01/2029(a)	861,326
		2,496,318
	Finance Companies — 4.3%
1,000,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.313%, 1/15/2067(a)(d)	649,330
345,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(b)	342,410
145,000	Freedom Mortgage Corp., 7.625%, 5/01/2026(a)	146,294
1,090,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,120,638
845,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	878,332
1,905,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	1,907,496
565,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	587,759
925,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	962,734
1,345,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,419,765
980,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	869,449
2,080,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,988,108
135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	129,610
3,060,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,817,465
795,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	710,162
		14,529,552
	Financial Other — 0.9%
129,370	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(e)	10,350
99,755	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(e)	2,347
130,177	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(e)	2,907
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(c)	13,000
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(c)	26,084
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(c)	4,834
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(c)	5,000
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(c)	7,000
441,195	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	15,711
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	$15,438
55,431	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	1,386
74,327	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(e)	524
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–15.996%(b)(d)(g)	1,479
405,000	China Evergrande Group, 8.750%, 6/28/2025(c)	6,780
200,000	China Evergrande Group, 9.500%, 4/11/2022(c)	3,394
700,000	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(c)(e)	21,000
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(c)	3,002
2,790,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,438,315
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(c)	18,800
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(c)	5,652
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(c)	25,472
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(c)	17,074
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(c)	5,026
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(c)	12,566
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)	10,553
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(c)	13,299
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(c)	9,560
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)	10,750
78,664	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	9,733
78,760	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	8,320
157,711	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	15,281
236,855	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	21,265
237,141	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	18,094
115,579	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	8,218
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(c)	4,598
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)	9,590
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)	$57,638
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(c)	12,058
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(c)	13,667
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)	1,935
		2,887,700
	Food & Beverage — 2.2%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	267,402
1,890,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,753,122
2,100,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,996,986
305,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	311,666
820,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	766,051
35,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	34,746
1,675,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,725,501
560,000	Post Holdings, Inc., 6.250%, 10/15/2034(a)	563,530
		7,419,004
	Gaming — 2.1%
2,480,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	2,509,342
150,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	157,332
1,210,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(a)	1,176,273
1,310,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	1,348,138
705,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	699,618
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	990,309
		6,881,012
	Government Owned - No Guarantee — 0.5%
490,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	520,203
1,135,000	Ecopetrol SA, 8.375%, 1/19/2036	1,160,537
		1,680,740
	Health Care REITs — 0.2%
765,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	558,665
	Health Insurance — 0.5%
790,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	733,846
830,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	759,058
135,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	131,243
		1,624,147
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — 1.8%
$865,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	$818,436
1,475,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	1,357,450
830,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	836,910
185,000	Hologic, Inc., 3.250%, 2/15/2029(a)	172,346
675,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	639,066
1,425,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	1,468,222
840,000	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(h)	833,700
		6,126,130
	Home Construction — 0.2%
225,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	223,546
290,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	295,066
		518,612
	Independent Energy — 4.3%
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028(a)	310,141
1,000,000	Leviathan Bond Ltd., 6.500%, 6/30/2027(a)	947,170
1,170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(a)	1,064,700
1,425,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,401,100
1,135,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,133,378
515,000	Matador Resources Co., 6.875%, 4/15/2028(a)	523,802
975,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	982,073
985,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,026,384
1,405,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	1,403,682
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)	23,100
453,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	447,534
1,955,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	2,045,133
605,000	SM Energy Co., 6.500%, 7/15/2028	604,335
180,000	SM Energy Co., 6.625%, 1/15/2027	180,374
430,000	SM Energy Co., 6.750%, 9/15/2026	429,783
1,380,000	SM Energy Co., 6.750%, 8/01/2029(a)	1,385,698
610,000	SM Energy Co., 7.000%, 8/01/2032(a)	612,358
		14,520,745
	Industrial Other — 0.2%
495,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	518,037
Principal Amount (‡)	Description	Value (†)

	Leisure — 2.7%
$1,765,000	Carnival Corp., 5.750%, 3/01/2027(a)	$1,787,508
1,545,000	Carnival Corp., 6.000%, 5/01/2029(a)	1,565,393
110,000	Carnival Corp., 7.000%, 8/15/2029(a)	116,896
2,075,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	2,075,128
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	5,000
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	448,711
1,730,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,751,934
1,410,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	1,428,506
		9,179,076
	Lodging — 2.5%
1,835,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,657,782
1,080,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(a)	1,100,468
3,160,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(a)	3,198,726
790,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	743,135
345,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	326,947
1,435,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,342,579
		8,369,637
	Media Entertainment — 0.9%
515,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	334,539
495,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	433,300
1,220,000	Paramount Global, 4.375%, 3/15/2043	902,636
325,000	Paramount Global, 5.850%, 9/01/2043	283,438
1,035,000	Paramount Global, 6.875%, 4/30/2036	1,048,748
		3,002,661
	Metals & Mining — 2.3%
1,605,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	1,622,640
15,000	Commercial Metals Co., 3.875%, 2/15/2031	13,855
1,370,000	Commercial Metals Co., 4.125%, 1/15/2030	1,300,802
1,075,000	Commercial Metals Co., 4.375%, 3/15/2032	1,021,815
1,580,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,674,711
1,075,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	718,063
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$460,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	$368,837
800,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	851,831
		7,572,554
	Midstream — 6.5%
1,990,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,951,844
1,535,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	1,615,044
2,515,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	2,480,786
680,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	671,261
180,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(a)	176,089
770,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	745,597
50,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	50,670
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	144,739
1,230,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	1,265,992
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	230,629
320,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(a)	331,933
350,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	334,197
1,940,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	1,919,328
140,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	140,012
1,020,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	1,055,748
1,345,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,354,161
890,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	923,687
680,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	571,416
1,130,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	1,067,886
1,020,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	914,801
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	297,513
770,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	813,063
2,630,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	2,665,844
		21,722,240
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
$800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.957%, 5/10/2047(a)(d)	$635,791
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	83,077
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044(a)(d)	158,224
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.297%, 8/10/2044(a)(d)	946,876
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(d)	117,602
429,509	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.173%, 8/15/2046(d)	395,157
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.213%, 8/15/2046(d)	693,553
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030(a)(d)	374,199
190,251	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(d)	119,339
79,437	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	76,021
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	330,815
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.457%, 12/15/2045(d)	175,229
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.327%, 8/15/2046(d)	144,388
		4,250,271
	Office REITs — 0.1%
380,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	343,483
	Oil Field Services — 0.8%
170,000	Oceaneering International, Inc., 6.000%, 2/01/2028	170,326
367,615	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	376,024
897,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	895,518
380,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	391,404
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Oil Field Services — continued
$703,000	Transocean, Inc., 8.000%, 2/01/2027(a)	$702,575
9,000	Transocean, Inc., 8.000%, 2/01/2027	8,994
		2,544,841
	Other REITs — 0.6%
1,125,000	Service Properties Trust, 4.750%, 10/01/2026	1,081,098
875,000	Service Properties Trust, 8.625%, 11/15/2031(a)	951,526
		2,032,624
	Packaging — 0.4%
422,598	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(i)	93,431
1,260,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,153,377
		1,246,808
	Pharmaceuticals — 3.0%
2,940,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	2,300,550
965,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	871,559
640,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	620,768
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	792,967
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	306,103
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	263,808
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,396,950
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	590,450
		10,143,155
	Property & Casualty Insurance — 4.0%
2,470,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,495,902
495,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	493,144
1,095,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,125,214
2,310,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	2,387,900
810,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	837,143
2,475,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,604,210
935,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	625,982
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.823%, 1/15/2033(a)(f)	98,400
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$1,065,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	$1,117,088
1,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,662,241
		13,447,224
	Refining — 0.3%
865,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	874,383
	Restaurants — 1.7%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	229,653
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	254,646
715,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	659,331
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,763,300
320,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	324,624
1,555,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,599,720
1,015,000	Yum! Brands, Inc., 3.625%, 3/15/2031	937,285
		5,768,559
	Retailers — 1.7%
1,970,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,905,837
885,000	Parkland Corp., 4.500%, 10/01/2029(a)	837,903
500,000	Parkland Corp., 4.625%, 5/01/2030(a)	471,526
700,000	Parkland Corp., 5.875%, 7/15/2027(a)	698,197
540,000	Parkland Corp., 6.625%, 8/15/2032(a)	548,197
1,255,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,372,385
		5,834,045
	Technology — 5.9%
610,000	Block, Inc., 3.500%, 6/01/2031	556,229
2,410,000	Block, Inc., 6.500%, 5/15/2032(a)	2,509,576
500,000	CommScope LLC, 4.750%, 9/01/2029(a)	420,000
365,000	CommScope LLC, 6.000%, 3/01/2026(a)	354,962
1,390,000	CommScope Technologies LLC, 5.000%, 3/15/2027	1,165,015
530,000	Elastic NV, 4.125%, 7/15/2029(a)	495,159
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	347,396
390,000	Entegris, Inc., 5.950%, 6/15/2030(a)	397,237
303,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	233,901
1,085,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,029,228
940,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	936,221
405,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	399,886
400,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	416,925
535,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	525,106
187,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	182,987
1,385,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,356,677
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(a)	173,933
190,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	186,889
610,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	632,970
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	$383,988
510,000	Seagate HDD Cayman, 8.250%, 12/15/2029	553,634
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	35,531
1,505,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,377,897
335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	320,149
970,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	1,011,285
585,000	Western Digital Corp., 2.850%, 2/01/2029	533,336
2,220,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	2,317,786
915,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	859,400
		19,713,303
	Transportation Services — 0.2%
795,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	809,890
	Treasuries — 0.7%
2,415,000	U.S. Treasury Notes, 4.500%, 3/31/2026(j)	2,440,471
	Wireless — 1.0%
665,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	232,324
655,000	Altice France SA, 5.125%, 1/15/2029(a)	460,025
685,000	Altice France SA, 5.500%, 10/15/2029(a)	479,733
705,000	Altice France SA, 8.125%, 2/01/2027(a)	576,502
1,735,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,665,062
		3,413,646
	Wirelines — 0.9%
1,670,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,327,650
196,781	Lumen Technologies, Inc., 4.125%, 4/15/2029(a)	165,296
196,801	Lumen Technologies, Inc., 4.125%, 4/15/2030(a)	158,859
1,014,000	Optics Bidco SpA, Series 2033, 6.375%, 11/15/2033(a)	1,051,802
165,000	Zayo Group Holdings, Inc., 4.000%, 3/01/2027(a)	147,583
		2,851,190
	Total Non-Convertible Bonds (Identified Cost $265,536,469)	254,155,026

Convertible Bonds — 5.8%
	Aerospace & Defense — 0.0%
83,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	148,860
	Cable Satellite — 1.9%
7,350,000	DISH Network Corp., 3.375%, 8/15/2026	5,897,313
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$505,000	DISH Network Corp., Zero Coupon, 6.944%–33.748%, 12/15/2025(g)	$436,856
67,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	69,044
		6,403,213
	Consumer Cyclical Services — 0.6%
209,000	Booking Holdings, Inc., 0.750%, 5/01/2025	467,580
860,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	1,076,720
223,000	Zillow Group, Inc., 1.375%, 9/01/2026	328,033
		1,872,333
	Diversified Manufacturing — 0.2%
533,000	Itron, Inc., 1.375%, 7/15/2030(a)	564,980
	Electric — 0.3%
245,000	Evergy, Inc., 4.500%, 12/15/2027(a)	269,745
189,000	FirstEnergy Corp., 4.000%, 5/01/2026	197,788
110,000	NRG Energy, Inc., 2.750%, 6/01/2048	243,815
256,000	PG&E Corp., 4.250%, 12/01/2027(a)	277,248
		988,596
	Financial Other — 0.0%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	237
94,879	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(e)	9,172
		9,409
	Healthcare — 0.0%
81,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	105,422
	Independent Energy — 0.1%
90,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	213,444
	Leisure — 0.6%
769,000	Carnival Corp., 5.750%, 12/01/2027	1,236,552
180,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	643,410
		1,879,962
	Media Entertainment — 0.0%
144,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	158,333
	Pharmaceuticals — 0.6%
1,740,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,653,870
330,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	343,695
		1,997,565
	Technology — 1.5%
210,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	212,835
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$400,000	Datadog, Inc., 0.125%, 6/15/2025	$518,000
260,000	Dropbox, Inc., Zero Coupon, 1.968%–2.131%, 3/01/2028(g)	250,737
52,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	163,020
430,000	Nutanix, Inc., 0.250%, 10/01/2027	512,775
415,000	ON Semiconductor Corp., 0.500%, 3/01/2029	419,565
155,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	532,580
83,000	Parsons Corp., 2.625%, 3/01/2029(a)	104,207
90,000	Seagate HDD Cayman, 3.500%, 6/01/2028	129,195
270,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	277,560
285,000	Super Micro Computer, Inc., Zero Coupon, 0.000%–1.017%, 3/01/2029(a)(g)	229,995
54,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	66,204
246,000	Vertex, Inc., 0.750%, 5/01/2029(a)	307,500
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	43,230
1,325,000	Wolfspeed, Inc., 1.875%, 12/01/2029	492,900
327,000	Workiva, Inc., 1.250%, 8/15/2028	308,655
425,000	Zscaler, Inc., 0.125%, 7/01/2025	518,500
		5,087,458
	Total Convertible Bonds (Identified Cost $19,974,789)	19,429,575
	Total Bonds and Notes (Identified Cost $285,511,258)	273,584,601

Shares
Common Stocks— 7.8%
	Aerospace & Defense — 0.2%
989	Lockheed Martin Corp.	578,130
	Air Freight & Logistics — 0.2%
5,998	United Parcel Service, Inc., Class B	817,767
	Banks — 0.2%
2,976	JPMorgan Chase & Co.	627,519
	Beverages — 0.1%
6,476	Coca-Cola Co.	465,365
	Biotechnology — 0.4%
4,624	AbbVie, Inc.	913,148
7,000	BioMarin Pharmaceutical, Inc.(f)	492,030
		1,405,178
	Capital Markets — 0.2%
272	BlackRock, Inc.	258,267
3,353	Morgan Stanley	349,516
		607,783
	Chemicals — 0.1%
692	Linde PLC	329,987
Shares	Description	Value (†)
	Construction Materials — 0.2%
109,934	Cemex SAB de CV, ADR	$670,597
	Consumer Staples Distribution & Retail — 0.3%
491	Costco Wholesale Corp.	435,281
5,372	Walmart, Inc.	433,789
		869,070
	Containers & Packaging — 0.1%
1,144	Packaging Corp. of America	246,418
	Electric Utilities — 0.1%
3,907	Duke Energy Corp.	450,477
	Electrical Equipment — 0.2%
5,815	Emerson Electric Co.	635,987
	Financial Services — 0.2%
1,407	Mastercard, Inc., Class A	694,777
	Ground Transportation — 0.1%
1,895	Union Pacific Corp.	467,080
	Health Care Equipment & Supplies — 0.2%
6,337	Abbott Laboratories	722,481
	Health Care Providers & Services — 0.6%
2,429	Elevance Health, Inc.	1,263,080
1,151	UnitedHealth Group, Inc.	672,967
		1,936,047
	Hotels, Restaurants & Leisure — 0.1%
3,593	Starbucks Corp.	350,282
	Household Products — 0.2%
3,625	Procter & Gamble Co.	627,850
	Interactive Media & Services — 0.2%
3,494	Alphabet, Inc., Class A	579,480
	Life Sciences Tools & Services — 0.2%
871	Thermo Fisher Scientific, Inc.	538,775
	Machinery — 0.2%
1,268	Deere & Co.	529,174
	Media — 0.6%
110,256	Altice USA, Inc., Class A(f)	271,230
25,149	Comcast Corp., Class A	1,050,474
27,529	iHeartMedia, Inc., Class A(f)	50,929
64,946	Paramount Global, Class B	689,726
		2,062,359
	Oil, Gas & Consumable Fuels — 0.4%
42,669	Battalion Oil Corp.(f)	284,602
6,544	Exxon Mobil Corp.	767,088
8,503	Williams Cos., Inc.	388,162
		1,439,852
	Pharmaceuticals — 0.8%
17,276	Bristol-Myers Squibb Co.	893,860
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
5,895	Johnson & Johnson	$955,344
7,081	Merck & Co., Inc.	804,118
		2,653,322
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	1,944
	Semiconductors & Semiconductor Equipment — 0.5%
3,592	Broadcom, Inc.	619,620
5,132	Microchip Technology, Inc.	412,048
4,677	QUALCOMM, Inc.	795,324
		1,826,992
	Software — 0.3%
1,710	Microsoft Corp.	735,813
1,337	Salesforce, Inc.	365,950
		1,101,763
	Specialized REITs — 0.2%
2,789	American Tower Corp.	648,610
	Specialty Retail — 0.3%
2,172	Home Depot, Inc.	880,094
	Technology Hardware, Storage & Peripherals — 0.3%
3,875	Apple, Inc.	902,875
321	IQOR US, Inc.(f)	423
		903,298
	Trading Companies & Distributors — 0.1%
6,557	Fastenal Co.	468,301
	Total Common Stocks (Identified Cost $31,401,081)	26,136,759

Principal Amount (‡)
Senior Loans — 6.6%
	Brokerage — 0.7%
$1,169,174	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.095%, 4/07/2028(d)	1,166,648
496,256	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.845%, 2/28/2031(d)	497,234
650,730	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.748%, 8/21/2028(d)(k)	650,327
		2,314,209
	Chemicals — 0.2%
544,500	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.345%, 8/18/2028(d)	543,988
Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.5%
$814,722	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.095%, 6/02/2031(d)(k)	$815,635
425,412	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.595%, 3/15/2030(d)	424,169
284,499	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.345%, 11/14/2030(d)(k)	281,179
317,071	VT Topco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.345%, 8/09/2030(d)	317,534
		1,838,517
	Electric — 0.1%
133,178	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(d)	133,428
64,647	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(d)	64,769
		198,197
	Food & Beverage — 0.2%
694,750	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.595%, 10/25/2027(d)(k)	696,313
	Healthcare — 1.2%
1,639,559	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.270%, 5/10/2027(d)(k)	1,631,984
842,029	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.104%, 4/09/2031(d)(k)	846,542
819,386	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.393%, 12/12/2028(d)(k)	819,730
922,696	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 9/27/2030(d)(k)	896,399
		4,194,655
	Media Entertainment — 1.0%
1,140,270	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(d)(k)	1,142,072
1,141,251	Creative Artists Agency LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 10.250%, 11/27/2028(d)	1,140,030
343,467	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.095%, 5/03/2028(d)(k)	341,056
638,400	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.604%, 2/07/2031(d)	639,038
		3,262,196
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 1.4%
$1,850,077	Acrisure LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 3.250%, 8.211%, 11/06/2030(d)(k)	$1,830,429
1,609,965	Amynta Agency Borrower, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.002%, 2/28/2028(d)(k)	1,608,967
829,683	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.195%, 8/19/2028(d)(k)	816,499
413,930	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.354%, 5/06/2032(d)(k)	420,139
		4,676,034
	Technology — 1.3%
833,810	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.451%, 5/01/2031(d)	832,768
1,618,084	First Advantage Holdings LLC, 2024 Term Loan B, 9/19/2031(l)	1,609,994
1,634,129	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.595%, 6/27/2031(d)(k)	1,630,044
196,508	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.555%, 2/10/2031(d)(k)	196,507
		4,269,313
	Total Senior Loans (Identified Cost $22,035,910)	21,993,422

Collateralized Loan Obligations — 1.6%
920,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.044%, 7/20/2034(a)(d)	920,978
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.644%, 10/20/2034(a)(d)	732,785
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD SOFR + 6.622%, 11.904%, 4/21/2034(a)(d)	739,545
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.794%, 7/02/2035(a)(d)	990,923
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.713%, 1/15/2035(a)(d)	471,534
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.613%, 10/15/2034(a)(d)	730,128
Principal Amount (‡)	Description	Value (†)

$285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.041%, 10/18/2034(a)(d)	$269,342
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.694%, 1/20/2035(a)(d)	446,348
	Total Collateralized Loan Obligations (Identified Cost $5,292,577)	5,301,583

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stock — 0.1%
	Brokerage — 0.1%
4,923	Apollo Global Management, Inc., 6.750% (Identified Cost $313,581)	334,715

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	382,770
	Other REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%	191,064
	Total Non-Convertible Preferred Stocks (Identified Cost $192,274)	573,834
	Total Preferred Stocks (Identified Cost $505,855)	908,549
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.3%
$3,294,909	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $3,295,184 on 10/01/2024 collateralized by $3,364,700 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $3,360,969 including accrued interest (Note 2 of Notes to Financial Statements)	$3,294,909
830,000	U.S. Treasury Bills, 4.987%, 11/21/2024(m)	824,559
	Total Short-Term Investments (Identified Cost $4,119,046)	4,119,468
	Total Investments — 99.5% (Identified Cost $348,865,727)	332,044,382
	Other assets less liabilities — 0.5%	1,812,944
	Net Assets — 100.0%	$333,857,326

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $206,570,147 or 61.9% of
net assets.

(b)	Perpetual bond with no specified maturity date.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)
Variable rate security. Rate as of September 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(e)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended September 30, 2024, interest payments were made in principal.

(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended September 30, 2024, interest payments were made in cash and principal.

(i)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended September 30, 2024, interest payments were made in cash.

(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/18/2024	EUR	S	445,000	$491,774	$496,898	$(5,124)
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	170	$18,667,056	$18,680,078	$13,022
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Institutional High Income Fund (continued)
At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	7	$935,141	$931,656	$3,485
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	65	7,768,387	7,689,297	79,090
Total					$82,575
Industry Summary at September 30, 2024
Cable Satellite	10.2%
Technology	8.7
Midstream	6.5
Property & Casualty Insurance	5.4
Pharmaceuticals	4.4
Independent Energy	4.4
Finance Companies	4.3
Aerospace & Defense	3.9
Leisure	3.3
Healthcare	3.0
Lodging	2.5
Food & Beverage	2.4
Chemicals	2.3
Metals & Mining	2.3
Gaming	2.1
Other Investments, less than 2% each	30.9
Collateralized Loan Obligations	1.6
Short-Term Investments	1.3
Total Investments	99.5
Other assets less liabilities (including forward foreign currency and futures contracts)	0.5
Net Assets	100.0%
See accompanying notes to financial statements.
39 |

Statements of Assets and Liabilities
September 30, 2024

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$466,913,309	$376,504,066	$117,526,901
Net unrealized depreciation	(12,673,410)	(6,807,435)	(9,569,090)
Investments at value	454,239,899	369,696,631	107,957,811
Cash	549,750	40,781	—
Due from brokers (Note 2)	—	639,304	—
Foreign currency at value (identified cost $304, $4,764,194 and $0, respectively)	303	4,785,646	—
Receivable for Fund shares sold	—	786,193	179,607
Receivable for securities sold	5,299,173	—	—
Dividends and interest receivable	4,723,692	2,965,867	212,090
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	172,522	—
Tax reclaims receivable	—	44,810	1,013
Prepaid expenses	165	165	165
TOTAL ASSETS	464,812,982	379,131,919	108,350,686
LIABILITIES
Payable for securities purchased	3,841,452	2,585,637	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	3,149,459	—
Payable for Fund shares redeemed	—	1,512,529	17,410
Payable for variation margin on futures contracts (Note 2)	437,072	29,173	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	12,240	397,889	—
Foreign taxes payable (Note 2)	6,825	5,026	—
Management fees payable (Note 6)	190,801	133,389	1,033
Deferred Trustees’ fees (Note 6)	266,300	374,038	131,421
Administrative fees payable (Note 6)	16,637	13,370	3,863
Payable to distributor (Note 6d)	—	2,886	1,225
Other accounts payable and accrued expenses	89,999	150,249	104,233
TOTAL LIABILITIES	4,861,326	8,353,645	259,185
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$459,951,656	$370,778,274	$108,091,501
NET ASSETS CONSIST OF:
Paid-in capital	$473,112,433	$454,785,399	$161,034,243
Accumulated loss	(13,160,777)	(84,007,125)	(52,942,742)
NET ASSETS	$459,951,656	$370,778,274	$108,091,501
See accompanying notes to financial statements.
| 40

Statements of Assets and Liabilities (continued)
September 30, 2024
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$459,951,656	$192,727,600	$63,517,557
Shares of beneficial interest	37,369,726	12,747,576	6,473,554
Net asset value, offering and redemption price per share	$12.31	$15.12	$9.81
Retail Class shares:
Net assets	$—	$73,560,287	$28,006,147
Shares of beneficial interest	—	4,988,294	2,860,259
Net asset value, offering and redemption price per share	$—	$14.75	$9.79
Class N shares:
Net assets	$—	$104,490,387	$16,567,797
Shares of beneficial interest	—	6,882,587	1,686,806
Net asset value, offering and redemption price per share	$—	$15.18	$9.82

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
41 |

Statements of Assets and Liabilities (continued)
September 30, 2024

Institutional High Income Fund
ASSETS
Investments at cost	$348,865,727
Net unrealized depreciation	(16,821,345)
Investments at value	332,044,382
Cash	623,881
Foreign currency at value (identified cost $130)	130
Receivable for securities sold	5,078,892
Dividends and interest receivable	3,899,875
Prepaid expenses	165
TOTAL ASSETS	341,647,325
LIABILITIES
Payable for securities purchased	7,017,761
Payable for Fund shares redeemed	294,000
Payable for variation margin on futures contracts (Note 2)	23,438
Unrealized depreciation on forward foreign currency contracts (Note 2)	5,124
Management fees payable (Note 6)	157,194
Deferred Trustees’ fees (Note 6)	198,860
Administrative fees payable (Note 6)	11,816
Payable to distributor (Note 6d)	583
Other accounts payable and accrued expenses	81,223
TOTAL LIABILITIES	7,789,999
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$333,857,326
NET ASSETS CONSIST OF:
Paid-in capital	$366,496,970
Accumulated loss	(32,639,644)
NET ASSETS	$333,857,326
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$333,857,326
Shares of beneficial interest	56,227,987
Net asset value, offering and redemption price per share	$5.94

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 42

Statements of Operations
For the Year Ended September 30, 2024

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$24,948,937	$14,196,247	$3,866,359
Dividends	258,762	—	—
Less net foreign taxes withheld	(13,430)	(43,127)	(16)
	25,194,269	14,153,120	3,866,343
Expenses
Management fees (Note 6)	2,190,546	2,167,301	288,111
Service and distribution fees (Note 6)	—	227,438	68,285
Administrative fees (Note 6)	197,691	178,059	52,101
Trustees' fees and expenses (Note 6)	70,429	84,634	39,137
Transfer agent fees and expenses (Notes 6, 7 and 8)	9,834	304,858	104,899
Audit and tax services fees	64,449	61,991	52,325
Custodian fees and expenses	34,940	50,153	9,146
Legal fees	18,123	16,530	4,591
Registration fees	34,481	62,334	56,161
Shareholder reporting expenses	14,534	78,175	82,862
Miscellaneous expenses	45,203	52,924	36,395
Total expenses	2,680,230	3,284,397	794,013
Less waiver and/or expense reimbursement (Note 6)	—	(373,369)	(270,905)
Less expense offset (Note 8)	(243)	(6,801)	(1,382)
Net expenses	2,679,987	2,904,227	521,726
Net investment income	22,514,282	11,248,893	3,344,617
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(8,438,500)	(25,530,003)	(9,521,752)
Futures contracts	3,274,505	1,101,480	72,265
Swap agreements	—	—	(18,809)
Forward foreign currency contracts (Note 2d)	(10,302)	(1,420,924)	12,815
Foreign currency transactions (Note 2c)	(18,077)	268,700	(5,652)
Net change in unrealized appreciation (depreciation) on:
Investments	41,143,743	59,473,689	16,863,106
Futures contracts	2,561,991	658,192	—
Swap agreements	—	—	69,450
Forward foreign currency contracts (Note 2d)	(30,304)	(230,276)	(11,301)
Foreign currency translations (Note 2c)	6,902	126,171	5,216
Net realized and unrealized gain on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	38,489,958	34,447,029	7,465,338
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,004,240	$45,695,922	$10,809,955
See accompanying notes to financial statements.
43 |

Statements of Operations (continued)
For the Year Ended September 30, 2024

Institutional High Income Fund
INVESTMENT INCOME
Interest	$24,269,570
Dividends	552,431
Less net foreign taxes withheld	(850)
24,821,151
Expenses
Management fees (Note 6)	1,887,370
Administrative fees (Note 6)	146,836
Trustees' fees and expenses (Note 6)	56,492
Transfer agent fees and expenses (Notes 6, 7 and 8)	51,458
Audit and tax services fees	59,685
Custodian fees and expenses	28,052
Legal fees	13,650
Registration fees	34,386
Shareholder reporting expenses	15,428
Miscellaneous expenses	42,103
Total expenses	2,335,460
Less expense offset (Note 8)	(258)
Net expenses	2,335,202
Net investment income	22,485,949
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(3,655,070)
Futures contracts	410,096
Swap agreements	397,093
Forward foreign currency contracts (Note 2d)	(4,313)
Foreign currency transactions (Note 2c)	25,935
Net change in unrealized appreciation (depreciation) on:
Investments	27,499,417
Futures contracts	95,597
Forward foreign currency contracts (Note 2d)	(12,686)
Foreign currency translations (Note 2c)	33
Net realized and unrealized gain on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	24,756,102
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,242,051
See accompanying notes to financial statements.
| 44

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Year Ended September 30,2024	Year Ended September 30,2023	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$22,514,282	$17,139,681	$11,248,893	$11,280,098
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(5,192,374)	(9,919,486)	(25,580,747)	(40,276,141)
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	43,682,332	5,718,244	60,027,776	42,592,367
Net increase in net assets resulting from operations	61,004,240	12,938,439	45,695,922	13,596,324
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(19,053,551)	(6,051,005)	—	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(5,521,077)	16,936,243	(101,651,731)	(100,908,806)
Net increase (decrease) in net assets	36,429,612	23,823,677	(55,955,809)	(87,312,482)
NET ASSETS
Beginning of the year	423,522,044	399,698,367	426,734,083	514,046,565
End of the year	$459,951,656	$423,522,044	$370,778,274	$426,734,083
See accompanying notes to financial statements.
45 |

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Institutional High Income Fund
	Year Ended September 30,2024	Year Ended September 30,2023	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$3,344,617	$4,846,741	$22,485,949	$20,245,685
Net realized loss on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(9,461,133)	(17,596,266)	(2,826,259)	(20,002,661)
Net change in unrealized appreciation on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency translations	16,926,471	16,583,726	27,582,361	24,469,707
Net increase in net assets resulting from operations	10,809,955	3,834,201	47,242,051	24,712,731
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(2,298,074)	(4,548,824)	(19,690,498)	(15,201,101)
Retail Class	(874,153)	(1,212,172)	—	—
Class N	(541,867)	(667,949)	—	—
Total distributions	(3,714,094)	(6,428,945)	(19,690,498)	(15,201,101)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(35,814,585)	(81,488,073)	(6,437,375)	(8,833,771)
Net increase (decrease) in net assets	(28,718,724)	(84,082,817)	21,114,178	677,859
NET ASSETS
Beginning of the year	136,810,225	220,893,042	312,743,148	312,065,289
End of the year	$108,091,501	$136,810,225	$333,857,326	$312,743,148
See accompanying notes to financial statements.
| 46

Financial Highlights
For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.18	$10.99	$13.52	$13.17	$13.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.46	0.33	0.44	0.55
Net realized and unrealized gain (loss)	1.05	(0.10)	(2.06)	0.73	(0.31)
Total from Investment Operations	1.64	0.36	(1.73)	1.17	0.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.11)	(0.29)	(0.64)	(0.56)
Net realized capital gains	—	(0.06)	(0.51)	(0.18)	—
Total Distributions	(0.51)	(0.17)	(0.80)	(0.82)	(0.56)
Net asset value, end of the period	$12.31	$11.18	$10.99	$13.52	$13.17
Total return	15.00%	3.26%	(13.63)%	9.08%	1.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$459,952	$423,522	$399,698	$511,058	$633,060
Net expenses	0.61%	0.61%	0.58%	0.59%	0.58%
Gross expenses	0.61%	0.61%	0.58%	0.59%	0.58%
Net investment income	5.14%	4.06%	2.66%	3.27%	4.23%
Portfolio turnover rate	63%	35%	36%	99%(b)	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The variation in the Fund's turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.
47 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$13.47	$13.22	$17.62	$18.33	$17.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.33	0.25	0.27	0.33
Net realized and unrealized gain (loss)	1.24	(0.08)(b)	(3.93)	(0.07)	1.12
Total from Investment Operations	1.65	0.25	(3.68)	0.20	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.38)	(0.35)	(0.08)
Net realized capital gains	—	—	(0.34)	(0.56)	(0.11)
Total Distributions	—	—	(0.72)	(0.91)	(0.19)
Net asset value, end of the period	$15.12	$13.47	$13.22	$17.62	$18.33
Total return(c)	12.25%	1.89%	(21.73)%	0.91%	8.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$192,728	$229,010	$258,963	$381,340	$375,501
Net expenses(d)	0.69%	0.69%	0.70%(e)	0.69%	0.69%
Gross expenses	0.80%	0.78%	0.75%(e)	0.75%	0.76%
Net investment income	2.90%	2.35%	1.58%	1.47%	1.90%
Portfolio turnover rate	63%	49%	103%(f)	267%	273%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(f)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 48

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Retail Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$13.17	$12.96	$17.29	$18.00	$16.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.29	0.21	0.22	0.28
Net realized and unrealized gain (loss)	1.21	(0.08)(b)	(3.87)	(0.07)	1.10
Total from Investment Operations	1.58	0.21	(3.66)	0.15	1.38
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.33)	(0.30)	(0.03)
Net realized capital gains	—	—	(0.34)	(0.56)	(0.11)
Total Distributions	—	—	(0.67)	(0.86)	(0.14)
Net asset value, end of the period	$14.75	$13.17	$12.96	$17.29	$18.00
Total return(c)	11.92%	1.62%	(21.96)%	0.67%	8.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$73,560	$103,003	$117,540	$171,318	$178,887
Net expenses(d)	0.94%	0.94%	0.95%(e)	0.94%	0.94%
Gross expenses	1.05%	1.03%	1.00%(e)	1.00%	1.01%
Net investment income	2.65%	2.10%	1.33%	1.22%	1.65%
Portfolio turnover rate	63%	49%	103%(f)	267%	273%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(f)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
49 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund– Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$13.52	$13.26	$17.68	$18.39	$17.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.33	0.26	0.27	0.33
Net realized and unrealized gain (loss)	1.24	(0.07)(b)	(3.95)	(0.07)	1.14
Total from Investment Operations	1.66	0.26	(3.69)	0.20	1.47
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.39)	(0.35)	(0.09)
Net realized capital gains	—	—	(0.34)	(0.56)	(0.11)
Total Distributions	—	—	(0.73)	(0.91)	(0.20)
Net asset value, end of the period	$15.18	$13.52	$13.26	$17.68	$18.39
Total return(c)	12.28%	1.96%	(21.73)%	0.95%	8.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$104,490	$94,721	$137,544	$195,829	$157,341
Net expenses(d)	0.64%	0.64%	0.65%(e)	0.64%	0.64%
Gross expenses	0.70%	0.68%	0.66%(e)	0.66%	0.66%
Net investment income	2.96%	2.39%	1.63%	1.51%	1.93%
Portfolio turnover rate	63%	49%	103%(f)	267%	273%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(f)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 50

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.24	$9.53	$11.94	$11.78	$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.27	0.66	0.44	0.11
Net realized and unrealized gain (loss)	0.62	(0.17)	(2.09)	0.18	1.18
Total from Investment Operations	0.90	0.10	(1.43)	0.62	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.39)	(0.84)	(0.46)	(0.10)
Net realized capital gains	—	—	(0.14)	—	—
Total Distributions	(0.33)	(0.39)	(0.98)	(0.46)	(0.10)
Net asset value, end of the period	$9.81	$9.24	$9.53	$11.94	$11.78
Total return(b)	9.87%	0.99%	(12.55)%	5.33%	12.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$63,518	$93,240	$176,873	$217,863	$116,549
Net expenses(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.64%	0.56%	0.49%	0.52%	0.70%
Net investment income	2.92%	2.73%	5.90%	3.65%	1.00%
Portfolio turnover rate	40%	36%	107%	57%	82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

	Inflation Protected Securities Fund – Retail Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.22	$9.51	$11.92	$11.77	$10.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.26	0.62	0.45	0.10
Net realized and unrealized gain (loss)	0.62	(0.18)	(2.07)	0.14	1.17
Total from Investment Operations	0.88	0.08	(1.45)	0.59	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.37)	(0.82)	(0.44)	(0.07)
Net realized capital gains	—	—	(0.14)	—	—
Total Distributions	(0.31)	(0.37)	(0.96)	(0.44)	(0.07)
Net asset value, end of the period	$9.79	$9.22	$9.51	$11.92	$11.77
Total return(b)	9.62%	0.74%	(12.79)%	5.04%	12.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,006	$29,500	$31,496	$33,949	$7,805
Net expenses(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.89%	0.81%	0.74%	0.77%	0.95%
Net investment income	2.73%	2.67%	5.50%	3.76%	0.91%
Portfolio turnover rate	40%	36%	107%	57%	82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund– Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.25	$9.54	$11.95	$11.79	$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.31	0.70	0.49	0.10
Net realized and unrealized gain (loss)	0.60	(0.20)	(2.12)	0.14	1.20
Total from Investment Operations	0.90	0.11	(1.42)	0.63	1.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.40)	(0.85)	(0.47)	(0.10)
Net realized capital gains	—	—	(0.14)	—	—
Total Distributions	(0.33)	(0.40)	(0.99)	(0.47)	(0.10)
Net asset value, end of the period	$9.82	$9.25	$9.54	$11.95	$11.79
Total return(b)	9.91%	1.05%	(12.49)%	5.37%	12.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,568	$14,070	$12,523	$8,401	$3,291
Net expenses(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.56%	0.47%	0.41%	0.46%	0.68%
Net investment income	3.11%	3.14%	6.26%	4.06%	0.90%
Portfolio turnover rate	40%	36%	107%	57%	82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

	Institutional High Income Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$5.46	$5.31	$6.56	$5.99	$6.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.33	0.28	0.26	0.29
Net realized and unrealized gain (loss)	0.44	0.08	(1.15)	0.63	(0.32)
Total from Investment Operations	0.82	0.41	(0.87)	0.89	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.26)	(0.23)	(0.32)	(0.37)
Net realized capital gains	—	—	(0.15)	—	(0.05)
Total Distributions	(0.34)	(0.26)	(0.38)	(0.32)	(0.42)
Net asset value, end of the period	$5.94	$5.46	$5.31	$6.56	$5.99
Total return	15.70%	7.88%	(14.06)%	15.16%	(0.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$333,857	$312,743	$312,065	$364,445	$516,815
Net expenses	0.72%	0.72%	0.69%	0.70%	0.69%
Gross expenses	0.72%	0.72%	0.69%	0.70%	0.69%
Net investment income	6.91%	6.12%	4.70%	4.07%	4.84%
Portfolio turnover rate	90%	64%	65%	105%(b)	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The variation in the Fund's turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.
See accompanying notes to financial statements.
| 52

Notes to Financial Statements
September 30, 2024
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Fixed Income Fund (“Fixed Income Fund”)
Loomis Sayles Global Bond Fund (“Global Bond Fund”)
Loomis Sayles Inflation Protected Securities Fund (“Inflation Protected Securities Fund”)
Loomis Sayles Institutional High Income Fund (“Institutional High Income Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.
Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund's prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an
53 |

Notes to Financial Statements (continued)
September 30, 2024
independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the
| 54

Notes to Financial Statements (continued)
September 30, 2024
Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a
55 |

Notes to Financial Statements (continued)
September 30, 2024
specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on
| 56

Notes to Financial Statements (continued)
September 30, 2024
investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, convertible bond adjustments, return of capital distributions received, capital gain distributions received, swaps, trust preferred securities, defaulted and/or non-income producing securities and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contract mark-to-market, convertible bond adjustments, capital gain distributions received, perpetual bond adjustments, foreign currency gains and losses, return of capital distributions received, trust preferred securities, corporate actions, straddle loss deferral adjustments, futures contract mark-to-market and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$19,053,551	$ —	$19,053,551	$4,963,120	$1,087,885	$6,051,005
Global Bond Fund	—	—	—	—	—	—
Inflation Protected Securities Fund	3,714,094	—	3,714,094	6,428,945	—	6,428,945
Institutional High Income Fund	19,690,498	—	19,690,498	15,201,101	—	15,201,101
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
57 |

Notes to Financial Statements (continued)
September 30, 2024
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Undistributed ordinary income	$19,110,384	$ —	$492,616	$20,667,301
Capital loss carryforward:
Short-term:
No expiration date	(74,798)	(9,697,110)	(8,998,751)	—
Long-term:
No expiration date	(13,361,766)	(53,185,088)	(32,047,611)	(30,525,617)
Total capital loss carryforward	(13,436,564)	(62,882,198)	(41,046,362)	(30,525,617)
Late-year ordinary and post-October capital loss deferrals*	—	(11,477,981)	—	—
Unrealized depreciation	(14,216,316)	(9,272,908)	(12,257,575)	(17,905,601)
Total accumulated losses	$(8,542,496)	$(83,633,087)	$(52,811,321)	$(27,763,917)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

As of September 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$468,455,630	$379,006,780	$120,215,386	$349,949,983
Gross tax appreciation	$13,411,445	$9,310,273	$355,095	$10,872,220
Gross tax depreciation	(27,627,176)	(18,628,320)	(12,612,670)	(28,777,821)
Net tax depreciation	$(14,215,731)	$(9,318,047)	$(12,257,575)	$(17,905,601)
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market and foreign capital gains taxes.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called
| 58

Notes to Financial Statements (continued)
September 30, 2024
tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
o. Due from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
59 |

Notes to Financial Statements (continued)
September 30, 2024
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2024, at value:
Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$416,378,569	$ —	$416,378,569
Collateralized Loan Obligations	—	14,805,908	—	14,805,908
Senior Loans(a)	—	14,107,596	—	14,107,596
Common Stocks(a)	2,904,110	—	—	2,904,110
Preferred Stocks(a)	138,292	—	—	138,292
Short-Term Investments	—	5,905,424	—	5,905,424
Total Investments	3,042,402	451,197,497	—	454,239,899
Futures Contracts (unrealized appreciation)	337,740	—	—	337,740
Total	$3,380,142	$451,197,497	$ —	$454,577,639

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(12,240)	$ —	$(12,240)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$361,930,204	$ —	$361,930,204
Short-Term Investments	—	7,766,427	—	7,766,427
Total Investments	—	369,696,631	—	369,696,631
Forward Foreign Currency Contracts (unrealized appreciation)	—	172,522	—	172,522
Futures Contracts (unrealized appreciation)	78,308	—	—	78,308
Total	$78,308	$369,869,153	$ —	$369,947,461

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(397,889)	$ —	$(397,889)
Futures Contracts (unrealized depreciation)	(136,325)	—	—	(136,325)
Total	$(136,325)	$(397,889)	$ —	$(534,214)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 60

Notes to Financial Statements (continued)
September 30, 2024

Inflation Protected Securities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$106,211,406	$ —	$106,211,406
Short-Term Investments	—	1,746,405	—	1,746,405
Total Investments	$—	$107,957,811	$—	$107,957,811

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$273,584,601	$ —	$273,584,601
Common Stocks
Real Estate Management & Development	—	1,944	—	1,944
Technology Hardware, Storage & Peripherals	902,875	423	—	903,298
All Other Common Stocks(a)	25,231,517	—	—	25,231,517
Total Common Stocks	26,134,392	2,367	—	26,136,759
Senior Loans(a)	—	21,993,422	—	21,993,422
Collateralized Loan Obligations	—	5,301,583	—	5,301,583
Preferred Stocks
Convertible Preferred Stock(a)	334,715	—	—	334,715
Non-Convertible Preferred Stocks
Home Construction	382,770	—	—	382,770
Other REITs	—	191,064	—	191,064
Total Non-Convertible Preferred Stocks	382,770	191,064	—	573,834
Total Preferred Stocks	717,485	191,064	—	908,549
Short-Term Investments	—	4,119,468	—	4,119,468
Total Investments	26,851,877	305,192,505	—	332,044,382
Futures Contracts (unrealized appreciation)	95,597	—	—	95,597
Total	$26,947,474	$305,192,505	$ —	$332,139,979

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(5,124)	$ —	$(5,124)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended September 30, 2024, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as
61 |

Notes to Financial Statements (continued)
September 30, 2024
compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended September 30, 2024, the Funds used futures contracts to manage duration. Inflation Protected Securities Fund also used futures contracts and interest rate swap agreements for hedging purposes.
The Funds are subject to the risk that companies in which the Funds invest will fail financially or otherwise be unwilling or unable to meet their obligations to the Funds. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the year ended September 30, 2024, Institutional High Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
The following is a summary of derivative instruments for Fixed Income Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$337,740

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(12,240)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$3,274,505
Foreign exchange contracts	(10,302)	—
Total	$(10,302)	$3,274,505

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$2,561,991
Foreign exchange contracts	(30,304)	—
Total	$(30,304)	$2,561,991
| 62

Notes to Financial Statements (continued)
September 30, 2024
The following is a summary of derivative instruments for Global Bond Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$172,522	$ —	$172,522
Exchange-traded asset derivatives
Interest rate contracts	—	78,308	78,308
Total asset derivatives	$172,522	$78,308	$250,830

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(397,889)	$ —	$(397,889)
Exchange-traded liability derivatives
Interest rate contracts	—	(136,325)	(136,325)
Total liability derivatives	$(397,889)	$(136,325)	$(534,214)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$1,101,480
Foreign exchange contracts	(1,420,924)	—
Total	$(1,420,924)	$1,101,480

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$658,192
Foreign exchange contracts	(230,276)	—
Total	$(230,276)	$658,192
63 |

Notes to Financial Statements (continued)
September 30, 2024
Transactions in derivative instruments for Inflation Protected Securities Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts	Swap agreements
Interest rate contracts	$ —	$72,265	$(18,809)
Foreign exchange contracts	12,815	—	—
Total	$12,815	$72,265	$(18,809)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Swap agreements
Interest rate contracts	$ —	$69,450
Foreign exchange contracts	(11,301)	—
Total	$(11,301)	$69,450
The following is a summary of derivative instruments for Institutional High Income Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$95,597

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,124)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Institutional High Income Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts	Swap agreements
Interest rate contracts	$ —	$410,096	$ —
Foreign exchange contracts	(4,313)	—	—
Credit contracts	—	—	397,093
Total	$(4,313)	$410,096	$397,093
| 64

Notes to Financial Statements (continued)
September 30, 2024

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$95,597
Foreign exchange contracts	(12,686)	—
Total	$(12,686)	$95,597
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended September 30, 2024:
Fixed Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.26%	56.74%
Highest Notional Amount Outstanding	0.27%	73.42%
Lowest Notional Amount Outstanding	0.25%	43.46%
Notional Amount Outstanding as of September 30, 2024	0.26%	65.39%

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	24.09%	16.63%
Highest Notional Amount Outstanding	38.83%	20.84%
Lowest Notional Amount Outstanding	12.20%	12.33%
Notional Amount Outstanding as of September 30, 2024	12.20%	13.27%

Inflation Protected Securities Fund	Forwards	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	0.28%	1.75%	1.73%
Highest Notional Amount Outstanding	1.36%	10.77%	9.95%
Lowest Notional Amount Outstanding	0.00%	0.00%	0.00%
Notional Amount Outstanding as of September 30, 2024	0.00%	0.00%	0.00%

Institutional High Income Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.15%	1.57%	0.36%
Highest Notional Amount Outstanding	0.15%	8.18%	2.00%
Lowest Notional Amount Outstanding	0.14%	0.00%	0.00%
Notional Amount Outstanding as of September 30, 2024	0.15%	8.18%	0.00%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty
65 |

Notes to Financial Statements (continued)
September 30, 2024
to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of September 30, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Fixed Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(12,240)	$ —	$(12,240)	$ —	$(12,240)

Global Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$58,639	$(2,519)	$56,120	$ —	$56,120
Goldman Sachs Bank USA	57,781	(7,353)	50,428	—	50,428
Morgan Stanley Capital Services LLC	53,791	—	53,791	—	53,791
Standard Chartered Bank	2,311	(2,311)	—	—	—
	$172,522	$(12,183)	$160,339	$ —	$160,339

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(36,435)	$ —	$(36,435)	$ —	$(36,435)
Barclays Bank PLC	(726)	—	(726)	—	(726)
BNP Paribas SA	(2,519)	2,519	—	—	—
Citibank N.A.	(204,261)	—	(204,261)	204,261	—
Goldman Sachs Bank USA	(7,353)	7,353	—	—	—
HSBC Bank USA N.A.	(28,549)	—	(28,549)	—	(28,549)
Royal Bank of Canada	(3,824)	—	(3,824)	—	(3,824)
Standard Chartered Bank	(42,220)	2,311	(39,909)	—	(39,909)
UBS AG	(72,002)	—	(72,002)	—	(72,002)
	$(397,889)	$12,183	$(385,706)	$204,261	$(181,445)

Institutional High Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(5,124)	$ —	$(5,124)	$ —	$(5,124)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer
| 66

Notes to Financial Statements (continued)
September 30, 2024
accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$77,307,935	$76,064,266	$192,057,643	$191,677,771
Global Bond Fund	57,427,248	76,553,093	181,720,615	248,228,064
Inflation Protected Securities Fund	25,721,825	61,815,577	19,592,393	17,200,026
Institutional High Income Fund	16,752,633	14,424,354	268,073,338	266,179,276
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.58%	0.58%	0.58%	0.58%	0.58%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertaking are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended September 30, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	— %	— %
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.73%	— %	— %
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
67 |

Notes to Financial Statements (continued)
September 30, 2024
For the year ended September 30, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$2,190,546	$ —	$2,190,546	0.50%	0.50%
Global Bond Fund	2,167,301	373,369	1,793,932	0.55%	0.46%
Inflation Protected Securities Fund	288,111	268,712	19,399	0.25%	0.02%
Institutional High Income Fund	1,887,370	—	1,887,370	0.58%	0.58%

[1]	Management fee waivers are subject to possible recovery until September 30, 2025.
No expenses were recovered for any of the Funds during the year ended September 30, 2024 under the terms of the expense limitation agreements.
b. Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
For the year ended September 30, 2024, the distribution fees for each Fund were as follows:
Fund	Retail Class
Global Bond Fund	$227,438
Inflation Protected Securities Fund	68,285
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Fixed Income Fund	$197,691
Global Bond Fund	178,059
Inflation Protected Securities Fund	52,101
Institutional High Income Fund	146,836
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account
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Notes to Financial Statements (continued)
September 30, 2024
equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Bond Fund	$256,303
Inflation Protected Securities Fund	88,881
Institutional High Income Fund	43,037
As of September 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$2,886
Inflation Protected Securities Fund	1,225
Institutional High Income Fund	583
Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
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Notes to Financial Statements (continued)
September 30, 2024
f. Affiliated Ownership. As of September 30, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Inflation Protected Securities Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	4.78%
Loomis Sayles Non- Qualified Retirement Plans	5.19%
Loomis Sayles Distribution and Trust	5.81%
Natixis Target Retirement 2015 Fund	0.77%
Natixis Target Retirement 2020 Fund	0.70%
Natixis Target Retirement 2025 Fund	0.66%
Natixis Target Retirement 2030 Fund	0.98%
Natixis Target Retirement 2035 Fund	0.97%
Natixis Target Retirement 2040 Fund	0.87%
Natixis Target Retirement 2045 Fund	0.61%
Natixis Target Retirement 2050 Fund	0.26%
Natixis Target Retirement 2055 Fund	0.01%
21.61%
Institutional High Income Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.59%
Loomis Sayles Non- Qualified Retirement Plans	7.84%
Loomis Sayles Employees	14.67%
Natixis and Affiliates	18.72%
46.82%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2024, Natixis Advisors reimbursed the Fund $2,193 for transfer agency expenses related to Class N shares.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2024, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$202,706	$91,016	$4,335
Inflation Protected Securities Fund	73,867	27,457	2,193
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2024, none of the Funds had borrowings under this agreement.
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Notes to Financial Statements (continued)
September 30, 2024
10.Risk. Certain Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of September 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	5	56.21%	—	56.21%
Global Bond Fund	2	15.61%	—	15.61%
Inflation Protected Securities Fund	1	19.66%	21.61%	41.27%
Institutional High Income Fund	1	21.42%	46.82%	68.24%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	3,907,973	$45,782,321	2,890,331	$32,655,465
Issued in connection with the reinvestment of distributions	1,647,461	18,830,483	531,632	5,975,549
Redeemed	(6,053,929)	(70,133,881)	(1,924,924)	(21,694,771)
Increase (decrease) from capital share transactions	(498,495)	$(5,521,077)	1,497,039	$16,936,243
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Notes to Financial Statements (continued)
September 30, 2024
12.Capital Shares (continued).

	Year Ended September 30, 2024		Year Ended September 30, 2023
Global Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,032,104	$29,300,539	3,726,239	$52,204,626
Redeemed	(6,287,263)	(89,473,795)	(6,318,212)	(88,549,846)
Net change	(4,255,159)	$(60,173,256)	(2,591,973)	$(36,345,220)
Retail Class
Issued from the sale of shares	813,172	$11,122,985	1,470,580	$19,944,442
Redeemed	(3,645,762)	(50,781,176)	(2,722,425)	(37,073,401)
Net change	(2,832,590)	$(39,658,191)	(1,251,845)	$(17,128,959)
Class N
Issued from the sale of shares	1,316,532	$18,821,357	1,483,309	$20,766,079
Redeemed	(1,440,886)	(20,641,641)	(4,850,760)	(68,200,706)
Net change	(124,354)	$(1,820,284)	(3,367,451)	$(47,434,627)
Decrease from capital share transactions	(7,212,103)	$(101,651,731)	(7,211,269)	$(100,908,806)

	Year Ended September 30, 2024		Year Ended September 30, 2023
Inflation Protected Securities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,187,732	$11,335,551	3,045,279	$29,563,914
Issued in connection with the reinvestment of distributions	237,804	2,274,270	471,031	4,519,612
Redeemed	(5,044,407)	(47,877,415)	(11,989,124)	(116,475,940)
Net change	(3,618,871)	$(34,267,594)	(8,472,814)	$(82,392,414)
Retail Class
Issued from the sale of shares	464,079	$4,404,762	978,076	$9,440,601
Issued in connection with the reinvestment of distributions	91,632	874,153	126,780	1,211,738
Redeemed	(894,964)	(8,440,079)	(1,217,822)	(11,885,361)
Net change	(339,253)	$(3,161,164)	(112,966)	$(1,233,022)
Class N
Issued from the sale of shares	687,801	$6,584,465	857,383	$8,380,603
Issued in connection with the reinvestment of distributions	56,604	541,867	68,672	658,034
Redeemed	(579,110)	(5,512,159)	(717,922)	(6,901,274)
Net change	165,295	$1,614,173	208,133	$2,137,363
Decrease from capital share transactions	(3,792,829)	$(35,814,585)	(8,377,647)	$(81,488,073)

	Year Ended September 30, 2024		Year Ended September 30, 2023
Institutional High Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	892,623	$4,929,484	11,855,806	$62,899,685
Issued in connection with the reinvestment of distributions	2,913,343	15,702,920	2,289,111	12,155,178
Redeemed	(4,824,993)	(27,069,779)	(15,681,063)	(83,888,634)
Decrease from capital share transactions	(1,019,027)	$(6,437,375)	(1,536,146)	$(8,833,771)
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Shareholders of Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles Institutional High Income Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles Institutional High Income Fund (four of the funds constituting Loomis Sayles Funds I, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2024
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
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2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended September 30, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Fixed Income Fund	5.53%
Institutional High Income Fund	3.80%
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Fixed Income Fund
Institutional High Income Fund
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, preparations for tailored shareholder reporting and revised requirements under the amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Fixed Income Fund	63%	78%	55%
Loomis Sayles Global Bond Fund	67%	69%	48%
Loomis Sayles Inflation Protected Securities Fund	63%	80%	31%
Loomis Sayles Institutional High Income Fund	91%	62%	94%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2023; (3) that the Fund had outperformed its relevant benchmark for the five- and 10-year periods ended December 31, 2023; (4) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; (5) that the Fund’s performance over the five-year period was stronger relative to its category; and (6) that the Fund’s long-term (10-year) performance was stronger relative to its category; and (7) that the Fund’s more recent relative performance (i.e., for periods ending March 31, 2024) had improved. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), if any, as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the
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amounts waived or reimbursed by the Adviser for certain Funds under their expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Fixed Income Fund and Loomis Sayles Institutional High Income Fund were below each Fund’s expense limitation. The Trustees also noted that the Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Inflation Protected Securities Fund had total advisory fee rates that were at or below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that the Loomis Sayles Institutional High Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rates, including that: (1) the advisory fee was only five basis points higher than the median of a peer group of funds; and (2) the Fund has a more flexible investment strategy relative to its peer group of funds.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that the Loomis Sayles Global Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
77 |

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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/25
6031445.2.1
M-LSFIA-0924

Loomis Sayles High Income Opportunities Fund
Loomis Sayles Securitized Asset Fund
Annual Financial Statements and Other Important Information
September 30, 2024

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.4% of Net Assets

Non-Convertible Bonds — 80.5%
	ABS Car Loan — 0.3%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$291,440
270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	272,408
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	285,542
		849,390
	ABS Home Equity — 0.0%
85,567	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.739%, 9/19/2045(b)	45,787
	Aerospace & Defense — 3.5%
530,000	Boeing Co., 3.625%, 2/01/2031	485,536
660,000	Boeing Co., 5.150%, 5/01/2030	661,586
90,000	Boeing Co., 5.705%, 5/01/2040	87,812
1,110,000	Boeing Co., 5.805%, 5/01/2050	1,072,392
20,000	Boeing Co., 5.930%, 5/01/2060	19,157
160,000	Boeing Co., 6.388%, 5/01/2031(a)	170,134
65,000	Boeing Co., 6.528%, 5/01/2034(a)	69,762
35,000	Boeing Co., 6.858%, 5/01/2054(a)	38,416
730,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	734,826
441,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	447,766
76,000	Bombardier, Inc., 7.875%, 4/15/2027(a)	76,213
125,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	119,436
205,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	228,575
470,000	TransDigm, Inc., 4.625%, 1/15/2029	453,849
930,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	943,173
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,341,236
1,285,000	TransDigm, Inc., 6.625%, 3/01/2032(a)	1,338,125
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	643,875
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	94,246
		9,026,115
	Airlines — 0.1%
222,750	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.000%, 4/15/2029(a)	223,641
	Automotive — 0.8%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	44,276
760,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	743,238
240,000	Tenneco, Inc., 8.000%, 11/17/2028(a)	222,703
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)(d)	2
Principal Amount	Description	Value (†)

	Automotive — continued
$390,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	$393,322
475,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	479,964
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	159,667
		2,043,172
	Banking — 0.8%
1,160,000	Synchrony Financial, 7.250%, 2/02/2033	1,205,122
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	944,549
		2,149,671
	Brokerage — 0.2%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	161,725
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	118,622
355,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(a)	357,730
		638,077
	Building Materials — 0.9%
245,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	226,459
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(a)	308,920
250,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	252,979
720,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	785,373
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	315,201
510,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	508,084
		2,397,016
	Cable Satellite — 7.7%
435,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	384,196
3,405,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,792,985
1,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	1,167,697
2,680,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	2,465,163
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	597,490
605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	428,975
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	145,598
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$5,755,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	$2,920,623
235,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	197,956
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,229,386
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	231,889
1,695,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	1,133,030
2,605,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	2,557,673
2,140,000	DISH DBS Corp., 5.125%, 6/01/2029	1,435,783
705,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	651,507
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	375,700
175,000	DISH DBS Corp., 7.375%, 7/01/2028	131,152
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	1,175,873
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	215,154
		20,237,830
	Chemicals — 1.3%
1,795,000	Ashland, Inc., 3.375%, 9/01/2031(a)	1,593,556
295,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	147,167
350,000	Chemours Co., 4.625%, 11/15/2029(a)	313,431
680,000	Chemours Co., 5.750%, 11/15/2028(a)	645,941
805,000	Hercules LLC, 6.500%, 6/30/2029	818,476
		3,518,571
	Construction Machinery — 0.7%
1,310,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,218,537
685,000	United Rentals North America, Inc., 4.000%, 7/15/2030	647,371
		1,865,908
	Consumer Cyclical Services — 0.7%
230,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	211,667
740,000	Service Corp. International, 5.750%, 10/15/2032	744,846
1,055,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	979,974
		1,936,487
	Consumer Products — 0.8%
1,245,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	1,217,566
455,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	472,761
480,000	Newell Brands, Inc., 5.700%, 4/01/2026	481,178
		2,171,505
	Diversified Manufacturing — 1.1%
350,000	Esab Corp., 6.250%, 4/15/2029(a)	359,470
1,155,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,087,952
1,290,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,324,201
		2,771,623
Principal Amount	Description	Value (†)

	Electric — 0.7%
$475,000	Calpine Corp., 4.500%, 2/15/2028(a)	$463,785
355,000	Lightning Power LLC, 7.250%, 8/15/2032(a)	373,296
675,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	614,963
190,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	189,369
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	136,004
150,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	163,473
		1,940,890
	Environmental — 0.7%
140,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	138,242
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	404,645
470,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	451,385
375,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	393,312
600,000	Reworld Holding Corp., 4.875%, 12/01/2029(a)	564,804
		1,952,388
	Finance Companies — 3.9%
155,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	153,836
105,000	Freedom Mortgage Corp., 7.625%, 5/01/2026(a)	105,937
835,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	858,470
590,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	613,273
1,785,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	1,787,339
370,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	384,904
705,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	733,760
970,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,023,920
570,000	Navient Corp., 5.000%, 3/15/2027	564,957
1,275,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,218,672
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	37,611
1,675,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,542,240
1,290,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,152,338
		10,177,257
	Financial Other — 0.8%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	26,084
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	5,000
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	5,125
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$353,395	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	$12,584
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	12,366
44,015	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(f)	1,100
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	3,348
200,000	China Evergrande Group, 9.500%, 4/11/2022(d)	3,394
465,055	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)(g)	13,952
1,815,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,739,208
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	18,800
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	12,736
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	11,196
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	15,329
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	12,566
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	10,553
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	10,230
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	10,750
72,740	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(g)	9,000
72,828	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(g)	7,694
145,832	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(g)	14,130
219,013	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(g)	19,663
219,278	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(g)	16,731
106,873	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(g)	7,599
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	4,713
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	14,918
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	50,120
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	12,058
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	5,379
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	1,376
		2,087,702
Principal Amount	Description	Value (†)

	Food & Beverage — 2.1%
$275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	$173,025
1,270,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,178,024
265,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(a)	263,284
1,620,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,540,532
225,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	229,917
50,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	49,637
1,520,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,565,828
435,000	Post Holdings, Inc., 6.250%, 10/15/2034(a)	437,742
		5,437,989
	Gaming — 2.4%
1,930,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,952,834
775,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	801,834
330,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	346,130
855,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(a)	831,168
1,245,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	1,281,246
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029(a)	272,497
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	461,450
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	402,920
		6,350,079
	Government Owned - No Guarantee — 0.5%
325,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	345,033
810,000	Ecopetrol SA, 8.375%, 1/19/2036	828,225
		1,173,258
	Health Care REITs — 0.1%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	387,049
	Health Insurance — 0.5%
660,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	613,086
720,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	658,460
		1,271,546
	Healthcare — 2.1%
635,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	600,817
910,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	837,478
645,000	DaVita, Inc., 3.750%, 2/15/2031(a)	581,790
625,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	630,203
145,000	Hologic, Inc., 3.250%, 2/15/2029(a)	135,082
185,000	Hologic, Inc., 4.625%, 2/01/2028(a)	181,509
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Healthcare — continued
$375,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	$354,335
495,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	468,649
955,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	983,966
617,657	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(h)	613,025
		5,386,854
	Home Construction — 0.2%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(d)(i)	—
235,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	233,482
200,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	203,493
		436,975
	Independent Energy — 5.1%
400,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	414,566
840,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	873,154
640,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	678,065
220,000	Leviathan Bond Ltd., 6.500%, 6/30/2027(a)	208,377
840,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(a)	764,400
1,270,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,248,700
820,000	Matador Resources Co., 6.500%, 4/15/2032(a)	818,829
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	335,640
1,155,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	1,129,892
935,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	941,783
500,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	521,007
1,025,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	1,024,038
336,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	331,946
1,385,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,448,854
1,000,000	SM Energy Co., 6.500%, 7/15/2028	998,901
35,000	SM Energy Co., 6.625%, 1/15/2027	35,073
215,000	SM Energy Co., 6.750%, 9/15/2026	214,891
870,000	SM Energy Co., 6.750%, 8/01/2029(a)	873,592
425,000	SM Energy Co., 7.000%, 8/01/2032(a)	426,643
		13,288,351
	Industrial Other — 0.1%
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	376,754
	Leisure — 2.9%
1,735,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,757,126
Principal Amount	Description	Value (†)

	Leisure — continued
$880,000	Carnival Corp., 6.000%, 5/01/2029(a)	$891,616
75,000	Carnival Corp., 7.000%, 8/15/2029(a)	79,702
1,415,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,415,087
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	20,001
450,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	434,236
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	771,198
1,405,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,422,814
375,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	379,922
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(a)	329,239
		7,500,941
	Lodging — 2.9%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,757,159
795,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(a)	810,067
2,235,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(a)	2,262,390
1,335,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,255,804
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	833,951
520,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	486,509
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,062
75,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	76,416
		7,487,358
	Media Entertainment — 0.8%
330,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	214,365
475,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	324,156
865,000	Paramount Global, 4.375%, 3/15/2043	639,984
230,000	Paramount Global, 5.850%, 9/01/2043	200,587
730,000	Paramount Global, 6.875%, 4/30/2036	739,697
		2,118,789
	Metals & Mining — 2.3%
1,180,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	1,192,969
125,000	Commercial Metals Co., 3.875%, 2/15/2031	115,455
995,000	Commercial Metals Co., 4.125%, 1/15/2030	944,743
730,000	Commercial Metals Co., 4.375%, 3/15/2032	693,884
1,120,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,187,137
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$1,120,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	$748,122
115,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	92,209
845,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	899,747
		5,874,266
	Midstream — 7.5%
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	282,004
1,670,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,637,979
1,080,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	1,136,318
1,410,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	1,390,819
155,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	153,008
1,080,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(a)	1,056,534
595,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	576,143
415,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	420,563
112,000	EQM Midstream Partners LP, 6.000%, 7/01/2025(a)	112,157
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	484,149
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	98,216
510,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	524,924
215,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	236,120
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	274,361
215,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(a)	223,017
1,890,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	1,804,664
1,365,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	1,350,455
590,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	590,048
515,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	533,049
1,145,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,152,799
620,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	643,467
445,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	373,941
810,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	765,476
Principal Amount	Description	Value (†)

	Midstream — continued
$735,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	$659,195
555,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	516,000
555,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	586,039
2,050,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	2,077,939
		19,659,384
	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
92,482	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.711%, 11/15/2031(a)(b)	43,765
323,685	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.711%, 11/15/2031(a)(b)	130,135
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.957%, 5/10/2047(a)(b)	468,896
389,440	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	342,715
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	400,282
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044(a)(b)	84,901
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.297%, 8/10/2044(a)(b)	483,786
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.997%, 7/10/2046(a)(b)	82,922
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(b)	47,041
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	409,205
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044(a)(b)	216,208
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030(a)(b)	232,397
97,150	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	60,939
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(i)	$24,384
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(i)	14,000
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	197,275
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.253%, 11/15/2059(b)	118,834
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	57,067
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.149%, 6/15/2044(a)(b)	176,558
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.457%, 12/15/2045(b)	431,960
		4,023,270
	Office REITs — 0.1%
265,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	239,534
	Oil Field Services — 0.8%
115,000	Oceaneering International, Inc., 6.000%, 2/01/2028	115,220
304,077	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	311,032
960,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	958,414
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	252,353
420,000	Transocean, Inc., 8.000%, 2/01/2027(a)	419,746
5,000	Transocean, Inc., 8.000%, 2/01/2027	4,997
		2,061,762
	Other REITs — 0.5%
815,000	Service Properties Trust, 4.750%, 10/01/2026	783,195
475,000	Service Properties Trust, 8.625%, 11/15/2031(a)	516,543
		1,299,738
	Packaging — 0.3%
259,274	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(a)(j)	57,322
Principal Amount	Description	Value (†)

	Packaging — continued
$415,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	$379,882
300,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028	274,614
		711,818
	Pharmaceuticals — 2.6%
1,930,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,510,225
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	257,403
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	373,431
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	401,633
560,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	538,276
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,434,490
800,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	793,498
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	243,050
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	229,301
		6,781,307
	Property & Casualty Insurance — 4.4%
1,845,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,864,348
295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	293,894
815,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	837,488
870,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	891,225
1,905,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	1,969,242
560,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	578,765
1,910,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,009,714
725,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	485,388
710,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	744,725
1,260,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,280,993
635,000	USI, Inc., 7.500%, 1/15/2032(a)	657,828
		11,613,610
	Refining — 0.3%
755,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	763,190
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Restaurants — 2.7%
$1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	$1,571,119
780,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	719,270
155,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	150,585
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	30,434
1,310,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,347,674
980,000	Yum! Brands, Inc., 3.625%, 3/15/2031	904,965
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	277,615
1,940,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	1,917,162
		6,918,824
	Retailers — 1.6%
1,420,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,373,751
595,000	Parkland Corp., 4.500%, 10/01/2029(a)	563,336
840,000	Parkland Corp., 5.875%, 7/15/2027(a)	837,836
415,000	Parkland Corp., 6.625%, 8/15/2032(a)	421,300
810,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	885,762
		4,081,985
	Technology — 6.7%
670,000	Block, Inc., 3.500%, 6/01/2031	610,940
1,710,000	Block, Inc., 6.500%, 5/15/2032(a)	1,780,654
655,000	Cloud Software Group, Inc., 9.000%, 9/30/2029(a)	666,535
340,000	CommScope LLC, 4.750%, 9/01/2029(a)	285,600
245,000	CommScope LLC, 6.000%, 3/01/2026(a)	238,262
985,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	825,568
270,000	Elastic NV, 4.125%, 7/15/2029(a)	252,251
265,000	Entegris, Inc., 4.375%, 4/15/2028(a)	255,722
280,000	Entegris, Inc., 5.950%, 6/15/2030(a)	285,196
255,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	196,937
875,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	830,022
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	724,717
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	222,159
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	74,053
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	213,674
610,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	598,719
72,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	70,455
940,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	920,777
335,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(a)	329,737
120,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(a)	119,268
130,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	127,871
450,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	466,945
615,000	Seagate HDD Cayman, 4.091%, 6/01/2029	590,382
180,000	Seagate HDD Cayman, 4.125%, 1/15/2031	166,408
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	99,472
355,000	Seagate HDD Cayman, 8.250%, 12/15/2029	385,373
Principal Amount	Description	Value (†)

	Technology — continued
$1,655,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	$1,515,229
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	516,061
395,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	411,812
430,000	Western Digital Corp., 2.850%, 2/01/2029	392,025
100,000	Western Digital Corp., 3.100%, 2/01/2032	86,104
130,000	Western Digital Corp., 4.750%, 2/15/2026	129,298
1,550,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	1,618,274
1,462,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,373,162
		17,379,662
	Transportation Services — 0.2%
555,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	565,395
	Treasuries — 2.3%
225,000	U.S. Treasury Notes, 4.500%, 3/31/2026	227,373
5,625,000	U.S. Treasury Notes, 4.875%, 4/30/2026(k)	5,721,021
		5,948,394
	Wireless — 0.9%
445,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	155,465
1,285,000	Altice France SA, 5.125%, 1/15/2029(a)	902,491
200,000	Altice France SA, 8.125%, 2/01/2027(a)	163,547
1,150,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,103,644
		2,325,147
	Wirelines — 1.1%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	562,521
1,230,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	977,850
131,187	Lumen Technologies, Inc., 4.125%, 4/15/2029(a)	110,197
131,201	Lumen Technologies, Inc., 4.125%, 4/15/2030(a)	105,906
282,000	Optics Bidco SpA, Series 2033, 6.375%, 11/15/2033(a)	292,513
94,000	Optics Bidco SpA, Series 2034, 6.000%, 9/30/2034(a)	95,158
265,000	Optics Bidco SpA, Series 2036, 7.200%, 7/18/2036(a)	285,185
410,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.500%, 2/15/2028(a)	437,636
130,000	Zayo Group Holdings, Inc., 4.000%, 3/01/2027(a)	116,278
		2,983,244
	Total Non-Convertible Bonds (Identified Cost $219,563,331)	210,479,503

Convertible Bonds — 6.9%
	Aerospace & Defense — 0.1%
68,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	121,958
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Cable Satellite — 1.7%
$4,830,000	DISH Network Corp., 3.375%, 8/15/2026	$3,875,378
545,000	DISH Network Corp., Zero Coupon, 0.000%–33.748%, 12/15/2025(f)	471,458
190,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	195,795
		4,542,631
	Consumer Cyclical Services — 0.8%
213,000	Booking Holdings, Inc., 0.750%, 5/01/2025	476,531
905,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	1,133,060
255,000	Zillow Group, Inc., 1.375%, 9/01/2026	375,105
		1,984,696
	Diversified Manufacturing — 0.2%
459,000	Itron, Inc., 1.375%, 7/15/2030(a)	486,540
	Electric — 0.6%
455,000	Evergy, Inc., 4.500%, 12/15/2027(a)	500,955
292,000	FirstEnergy Corp., 4.000%, 5/01/2026	305,578
110,000	NRG Energy, Inc., 2.750%, 6/01/2048	243,815
458,000	PG&E Corp., 4.250%, 12/01/2027(a)	496,014
		1,546,362
	Financial Other — 0.0%
87,733	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(g)	8,481
	Healthcare — 0.0%
87,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	113,231
	Independent Energy — 0.1%
75,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	177,870
	Leisure — 0.6%
596,000	Carnival Corp., 5.750%, 12/01/2027	958,368
145,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	518,302
		1,476,670
	Media Entertainment — 0.1%
255,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	280,381
	Pharmaceuticals — 0.6%
1,215,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,154,857
495,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	515,543
		1,670,400
	Technology — 2.1%
285,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	288,848
390,000	Datadog, Inc., 0.125%, 6/15/2025	505,050
Principal Amount	Description	Value (†)

	Technology — continued
$240,000	Dropbox, Inc., Zero Coupon, 1.968%–2.732%, 3/01/2028(f)	$231,450
94,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	294,690
460,000	Nutanix, Inc., 0.250%, 10/01/2027	548,550
505,000	ON Semiconductor Corp., 0.500%, 3/01/2029	510,555
105,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	360,780
90,000	Parsons Corp., 2.625%, 3/01/2029(a)	112,995
247,000	Seagate HDD Cayman, 3.500%, 6/01/2028	354,568
290,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	298,120
355,000	Super Micro Computer, Inc., Zero Coupon, 0.000%–1.017%, 3/01/2029(a)(f)	286,485
84,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	102,984
365,000	Vertex, Inc., 0.750%, 5/01/2029(a)	456,250
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	25,545
955,000	Wolfspeed, Inc., 1.875%, 12/01/2029	355,260
351,000	Workiva, Inc., 1.250%, 8/15/2028	331,309
405,000	Zscaler, Inc., 0.125%, 7/01/2025	494,100
		5,557,539
	Total Convertible Bonds (Identified Cost $18,349,747)	17,966,759
	Total Bonds and Notes (Identified Cost $237,913,078)	228,446,262

Senior Loans — 6.0%
	Brokerage — 0.6%
770,298	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.095%, 4/07/2028(b)	768,634
345,395	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.845%, 2/28/2031(b)	346,075
452,369	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.748%, 8/21/2028(b)(l)	452,088
		1,566,797
	Chemicals — 0.1%
390,050	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.345%, 8/18/2028(b)	389,684
	Consumer Cyclical Services — 0.5%
601,205	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.095%, 6/02/2031(b)(l)	601,879
295,987	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.595%, 3/15/2030(b)	295,122
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — continued
$198,118	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.345%, 11/14/2030(b)(l)	$195,806
224,533	VT Topco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.345%, 8/09/2030(b)	224,861
		1,317,668
	Electric — 0.1%
88,562	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(b)	88,729
42,991	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(b)	43,072
		131,801
	Food & Beverage — 0.2%
466,475	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.595%, 10/25/2027(b)(l)	467,525
	Healthcare — 1.1%
77,424	Bausch & Lomb Corp., Term Loan, 5/10/2027(m)	77,066
1,083,267	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.270%, 5/10/2027(b)(l)	1,078,263
587,164	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.104%, 4/09/2031(b)(l)	590,311
579,801	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.393%, 12/12/2028(b)(l)	580,044
47,946	Star Parent, Inc., Term Loan B, 9/27/2030(m)	46,579
628,000	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 9/27/2030(b)(l)	610,102
		2,982,365
	Media Entertainment — 0.9%
1,070,567	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(b)(l)	1,072,259
762,373	Creative Artists Agency LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.250%, 10.250%, 11/27/2028(b)	761,557
230,560	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.095%, 5/03/2028(b)(l)	228,942
412,238	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.604%, 2/07/2031(b)	412,650
		2,475,408
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — 1.2%
$1,013,889	Acrisure LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 3.250%, 8.211%, 11/06/2030(b)(l)	$1,003,121
1,168,105	Amynta Agency Borrower, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.002%, 2/28/2028(b)(l)	1,167,381
577,602	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.195%, 8/19/2028(b)(l)	568,424
289,753	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.354%, 5/06/2032(b)(l)	294,099
		3,033,025
	Technology — 1.3%
547,034	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.451%, 5/01/2031(b)	546,350
1,228,689	First Advantage Holdings LLC, 2024 Term Loan B, 9/19/2031(m)	1,222,546
180,246	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(m)	179,795
1,180,097	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.595%, 6/27/2031(b)(l)	1,177,147
138,653	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.555%, 2/10/2031(b)(l)	138,653
		3,264,491
	Total Senior Loans (Identified Cost $15,657,918)	15,628,764

Shares
Common Stocks— 1.9%
	Aerospace & Defense — 0.0%
142	Lockheed Martin Corp.	83,008
	Air Freight & Logistics — 0.1%
859	United Parcel Service, Inc., Class B	117,116
	Banks — 0.0%
426	JPMorgan Chase & Co.	89,826
	Beverages — 0.0%
928	Coca-Cola Co.	66,686
	Biotechnology — 0.2%
662	AbbVie, Inc.	130,732
4,892	BioMarin Pharmaceutical, Inc.(e)	343,859
		474,591
	Capital Markets — 0.0%
39	BlackRock, Inc.	37,031
480	Morgan Stanley	50,035
		87,066
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
Shares	Description	Value (†)
	Chemicals — 0.0%
99	Linde PLC	$47,209
	Construction Materials — 0.2%
80,466	Cemex SAB de CV, ADR	490,843
	Consumer Staples Distribution & Retail — 0.1%
70	Costco Wholesale Corp.	62,056
770	Walmart, Inc.	62,178
		124,234
	Containers & Packaging — 0.0%
164	Packaging Corp. of America	35,326
	Electric Utilities — 0.0%
560	Duke Energy Corp.	64,568
	Electrical Equipment — 0.0%
833	Emerson Electric Co.	91,105
	Energy Equipment & Services — 0.0%
11,343	Mcdermott International Ltd.(e)	2,269
	Financial Services — 0.1%
202	Mastercard, Inc., Class A	99,748
	Ground Transportation — 0.0%
271	Union Pacific Corp.	66,796
	Health Care Equipment & Supplies — 0.1%
908	Abbott Laboratories	103,521
	Health Care Providers & Services — 0.2%
804	Elevance Health, Inc.	418,080
165	UnitedHealth Group, Inc.	96,472
		514,552
	Hotels, Restaurants & Leisure — 0.0%
515	Starbucks Corp.	50,207
	Household Products — 0.0%
519	Procter & Gamble Co.	89,891
	Interactive Media & Services — 0.0%
501	Alphabet, Inc., Class A	83,091
	Life Sciences Tools & Services — 0.0%
125	Thermo Fisher Scientific, Inc.	77,321
	Machinery — 0.0%
182	Deere & Co.	75,954
	Media — 0.3%
68,328	Altice USA, Inc., Class A(e)	168,087
3,603	Comcast Corp., Class A	150,497
49,237	Paramount Global, Class B	522,897
		841,481
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(e)	18,683
937	Exxon Mobil Corp.	109,835
1,218	Williams Cos., Inc.	55,602
		184,120
Shares	Description	Value (†)
	Pharmaceuticals — 0.1%
2,475	Bristol-Myers Squibb Co.	$128,056
1,014	Merck & Co., Inc.	115,150
		243,206
	Semiconductors & Semiconductor Equipment — 0.1%
515	Broadcom, Inc.	88,838
735	Microchip Technology, Inc.	59,013
670	QUALCOMM, Inc.	113,933
		261,784
	Software — 0.1%
245	Microsoft Corp.	105,424
192	Salesforce, Inc.	52,552
		157,976
	Specialized REITs — 0.0%
399	American Tower Corp.	92,791
	Specialty Retail — 0.1%
311	Home Depot, Inc.	126,017
	Technology Hardware, Storage & Peripherals — 0.1%
555	Apple, Inc.	129,315
	Trading Companies & Distributors — 0.0%
939	Fastenal Co.	67,063
	Total Common Stocks (Identified Cost $6,353,114)	5,038,681

Principal Amount
Collateralized Loan Obligations — 1.1%
$670,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.044%, 7/20/2034(a)(b)	670,712
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.794%, 7/02/2035(a)(b)	668,999
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.713%, 1/15/2035(a)(b)	341,110
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.613%, 10/15/2034(a)(b)	530,093
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.041%, 10/18/2034(a)(b)	259,891
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.694%, 1/20/2035(a)(b)	320,969
	Total Collateralized Loan Obligations (Identified Cost $2,800,000)	2,791,774
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
Brokerage — 0.1%
4,916	Apollo Global Management, Inc., 6.750% (Identified Cost $312,327)	$334,239

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(i)	—
25,233	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(i)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount
Short-Term Investments — 2.5%
$4,938,232	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $4,938,644 on 10/01/2024 collateralized by $5,042,800 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $5,037,178 including accrued interest (Note 2 of Notes to Financial Statements)	4,938,232
1,560,000	U.S. Treasury Bills, 5.002%, 11/21/2024(n)	1,549,773
	Total Short-Term Investments (Identified Cost $6,487,177)	6,488,005
	Total Investments — 99.0% (Identified Cost $269,558,840)	258,727,725
	Other assets less liabilities — 1.0%	2,528,023
	Net Assets — 100.0%	$261,255,748

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $176,032,288 or 67.4% of
net assets.

(b)
Variable rate security. Rate as of September 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended September 30, 2024, interest payments were made in principal.

(h)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended September 30, 2024, interest payments were made in cash and principal.

(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended September 30, 2024, interest payments were made in cash.

(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles High Income Opportunities Fund (continued)
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	61	$6,698,180	$6,702,852	$4,672
At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	2	$267,184	$266,188	$996
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	55	6,573,250	6,506,328	66,922
Total					$67,918
Industry Summary at September 30, 2024
Technology	10.1%
Cable Satellite	9.4
Midstream	7.5
Property & Casualty Insurance	5.6
Independent Energy	5.2
Finance Companies	3.9
Aerospace & Defense	3.6
Leisure	3.5
Pharmaceuticals	3.3
Healthcare	3.2
Lodging	2.9
Restaurants	2.7
Gaming	2.4
Food & Beverage	2.3
Metals & Mining	2.3
Treasuries	2.3
Consumer Cyclical Services	2.0
Other Investments, less than 2% each	23.2
Collateralized Loan Obligations	1.1
Short-Term Investments	2.5
Total Investments	99.0
Other assets less liabilities (including futures contracts)	1.0
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.0% of Net Assets
	ABS Car Loan — 8.4%
$725,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	$733,190
3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	3,193,929
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,200,223
910,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	927,591
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	3,740,524
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,436,542
1,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	1,322,832
2,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	2,279,383
445,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	454,685
815,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	818,828
9,165,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.840%, 6/15/2028	9,268,553
1,270,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.340%, 4/17/2028	1,287,711
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,455,605
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,092,451
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	819,814
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,393,390
676,096	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	653,545
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,250,215
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	$5,102,784
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	829,396
2,451,597	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	2,469,476
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,677,493
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	452,935
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,911,501
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,236,729
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,123,975
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,395,431
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	388,502
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,125,944
790,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	789,144
822,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	823,546
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,054,820
500,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	520,434
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	334,594
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027(a)	2,352,640
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,777,841
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	133,237
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,501,887
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$510,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	$512,493
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	661,242
985,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,016,803
1,695,000	GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, 3/22/2027	1,712,020
1,060,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	1,079,801
565,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	579,634
421,656	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	428,102
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	4,060,251
1,635,000	LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.350%, 4/15/2027(a)	1,610,277
2,655,000	LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.420%, 2/15/2028(a)	2,674,072
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,058,594
2,747,922	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.942%, 3/14/2029(a)(b)	2,759,326
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,051,064
432,346	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032(a)	432,085
126,465	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032(a)	126,560
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,129,627
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	514,605
1,610,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	1,647,973
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$575,000	SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.240%, 1/22/2029(a)	$581,921
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	728,374
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	203,764
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	129,531
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,672,183
3,285,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,561,184
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	107,562
3,475,000	Westlake Automobile Receivables Trust, Series 2022-3A, Class B, 5.990%, 12/15/2027(a)	3,488,256
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,659,778
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,257,150
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,946,229
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,534,320
500,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	503,243
		125,759,344
	ABS Credit Card — 0.6%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027(a)	3,718,004
595,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	600,517
2,815,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	2,845,797
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,422,622
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,071,957
		9,658,897
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — 5.9%
$1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	$1,335,357
591,993	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	584,333
9,608	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	9,433
1,354,880	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.067%, 9/27/2060(a)(b)	1,350,102
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	883,563
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,532,335
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,352,245
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,091,469
1,495,002	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	1,514,522
671,468	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.674%, 5/19/2034(b)(c)	635,883
1,404,091	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,217,703
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1 mo. USD SOFR + 1.364%, 6.462%, 1/17/2038(a)(b)	5,967,256
8,768,907	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.371%, 11/25/2048(a)(b)(c)(d)	105,920
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,129,583
728,900	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	713,765
456,498	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	447,173
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,562,113
685,990	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	655,057
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.744%, 9/25/2057(a)(b)	3,860,422
16,231	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.239%, 7/25/2035(b)(c)	14,004
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$1,282,154	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	$1,202,051
1,620,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,612,522
705,075	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	667,748
144,453	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	138,615
48,952	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	48,127
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038(a)	2,565,216
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,813,145
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,290,843
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	788,394
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,630,382
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	5,002,081
262,076	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	256,099
407,163	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	398,236
1,113,001	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	1,096,383
702,394	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	708,735
810	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 10/25/2024(c)	465
9,402	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 10/25/2024(c)	4,956
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 10/25/2024(c)	—
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	5,430,072
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,790,320
544,913	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	534,242
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	$2,015,514
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	5,129,318
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,745,085
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,178,119
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,221,564
1,675,818	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,634,554
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,206,919
549,025	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 5.058%, 11/25/2036(b)(c)	473,996
		87,545,939
	ABS Other — 7.3%
1,568,565	AASET Trust, Series 2024-1A, Class A2, 6.261%, 5/16/2049(a)	1,630,958
924,944	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	909,588
508,895	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	514,472
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,775,577
149,845	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	150,395
1,780,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	1,801,307
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	561,279
4,507,117	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	4,569,220
1,995,000	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,994,834
5,695,399	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	5,249,518
447,686	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	452,266
129,697	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	129,668
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	$1,871,674
444,579	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	450,419
2,255,000	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	2,257,656
2,468,400	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	2,301,357
2,366,064	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,165,206
156,049	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	150,854
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033(a)	2,201,272
1,734,550	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	1,610,782
1,025,505	Clsec Holdings 22t LLC, Series 2021-1, Class A, 2.868%, 5/11/2037(a)	921,999
1,475,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,487,027
1,541,818	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,565,982
1,294,611	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	1,338,931
804,994	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	811,612
435,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	452,797
645,000	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	659,015
1,200,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,249,670
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026(a)	804,382
2,325,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	2,191,173
1,604,792	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,552,872
2,697,550	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	2,773,684
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$463,996	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	$471,349
1,091,913	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	1,118,363
436,706	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	412,036
1,142,061	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,073,789
719,291	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	669,034
252,451	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	249,568
445,635	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	415,319
740,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	759,901
215,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	218,444
2,057,925	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	2,083,544
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,395,848
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	283,203
435,045	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	443,277
3,177,813	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	3,212,048
230,248	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	216,372
1,150,000	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	1,149,731
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	810,382
1,379,187	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	1,234,877
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	595,123
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036(a)	4,955,029
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	713,419
Principal Amount	Description	Value (†)
	ABS Other — continued
$2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	$2,640,613
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,072,405
1,082,174	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029(a)	1,069,685
585,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.880%, 11/20/2029(a)	590,805
1,055,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	1,085,605
206,195	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037(a)	201,907
164,957	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	159,154
496,316	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	500,349
2,554,064	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	2,365,817
1,840,000	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,839,604
160,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.960%, 9/15/2032(b)	160,114
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.960%, 9/15/2032(b)	129,092
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	5,176,844
1,559,982	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,444,617
577,460	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.671%, 2/15/2045(a)	553,942
1,063,855	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	1,034,887
385,622	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045(a)	368,062
550,607	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	559,668
1,438,067	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045(a)	1,340,623
630,437	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	639,207
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$3,931,881	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	$3,676,175
2,663,451	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,574,977
483,286	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	479,355
1,933,432	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	1,949,870
1,170,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	1,179,493
2,794,636	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,620,935
2,135,423	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	1,940,871
1,325,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	1,366,128
		109,758,906
	ABS Student Loan — 1.8%
1,848,180	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,895,820
407,217	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	371,360
550,884	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	485,016
976,662	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	911,116
740,857	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	727,971
721,405	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	705,431
623,382	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	600,039
565,697	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	537,802
959,041	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	901,908
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,376,255
970,398	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	899,469
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$1,145,086	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	$1,040,467
941,332	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	851,340
1,437,144	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	1,471,981
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,425,149
311,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.920%, 6/15/2032(b)	309,913
58,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.910%, 6/15/2032(b)	57,797
111,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.920%, 3/15/2033(b)	110,610
1,675,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.890%, 3/15/2033(b)	1,669,121
60,270	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	59,804
1,474,273	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 6.011%, 2/15/2036(a)(b)	1,470,324
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	110,858
730,589	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	718,688
2,089,132	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	2,057,003
586,916	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	527,291
482,117	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	445,397
1,255,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,290,531
192,220	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	189,420
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$2,637,018	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	$2,509,418
1,465,109	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,288,865
		27,016,164
	ABS Whole Business — 0.6%
4,814,188	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	4,718,020
477,600	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	496,316
3,840,480	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,586,240
		8,800,576
	Agency Commercial Mortgage-Backed Securities — 9.6%
4,441,461	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	4,079,977
1,628,399	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,537,539
65,093,231	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.211%, 5/25/2025(b)(c)(d)	29,708
34,223,713	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.613%, 9/25/2025(b)(c)(d)	134,794
15,457,524	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.753%, 11/25/2025(b)(c)(d)	88,518
9,011,226	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 1.002%, 12/25/2025(b)(c)(d)	67,814
15,522,748	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.279%, 1/25/2026(b)(c)(d)	169,684
6,767,283	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.461%, 3/25/2026(b)(c)(d)	111,509
25,532,696	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.284%, 7/25/2026(b)(c)(d)	375,488
7,940,633	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 1.031%, 8/25/2026(b)(c)(d)	115,235
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$23,810,268	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.414%, 9/25/2026(b)(c)(d)	$101,777
86,394,312	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.177%, 10/25/2026(b)(c)(d)	117,339
18,251,300	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.756%, 11/25/2029(b)(d)	497,914
17,421,604	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.642%, 1/25/2030(b)(d)	1,143,833
11,427,543	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.707%, 1/25/2030(b)(d)	787,643
13,704,556	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.810%, 3/25/2030(b)(d)	1,020,962
14,381,825	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.327%, 8/25/2030(b)(d)	828,593
254,358,972	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.250%, 1/25/2032(b)(d)	2,589,883
32,663,179	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.407%, 2/25/2032(b)(d)	656,628
79,124,868	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.403%, 3/25/2032(b)(d)	1,535,972
35,845,355	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.450%, 4/25/2055(b)(d)	823,020
45,988,066	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.436%, 4/25/2032(b)(d)	1,043,134
19,752,845	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.430%, 6/25/2055(b)(d)	435,785
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$66,540,498	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.352%, 6/25/2032(b)(d)	$1,146,227
51,473,321	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.489%, 6/25/2032(b)(d)	1,314,732
82,211,705	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.404%, 8/25/2032(b)(d)	1,670,789
103,118,925	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.446%, 9/25/2032(b)(d)	2,360,846
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.330%, 11/25/2032(b)(d)	1,570,390
3,355,608	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.989%, 8/25/2034(b)(c)(d)	187,066
20,571,912	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.699%, 10/25/2034(b)(d)	852,767
51,986,394	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.628%, 5/25/2035(b)(d)	6,046,979
53,746,152	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.436%, 7/25/2035(b)(d)	5,329,146
13,883,767	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 1.098%, 1/25/2031(b)(d)	621,708
95,528,342	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 1.094%, 8/25/2036(b)(d)	7,752,421
122,519,603	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.156%, 8/25/2033(b)(d)	489,049
41,059	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 6.001%, 12/25/2028(b)	41,184
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$15,875	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 5.981%, 7/25/2029(b)	$15,908
19,060,783	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.301%, 8/25/2025(b)(c)(d)	3,711
21,810,087	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.246%, 12/25/2026(b)(c)(d)	45,058
5,701,790	Federal National Mortgage Association, 4.030%, 10/01/2033	5,637,047
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,638,660
22,986,301	Federal National Mortgage Association, Series 2019-M17, Class X, 0.418%, 8/25/2034(b)(c)(d)	319,305
13,652,801	Federal National Mortgage Association, Series 2020-M33, Class X, 1.998%, 6/25/2028(b)(d)	526,265
16,073,722	Federal National Mortgage Association, Series 2020-M37, Class X, 1.113%, 4/25/2032(b)(d)	679,099
15,487,488	Federal National Mortgage Association, Series 2020-M43, Class X1, 2.009%, 8/25/2034(b)(d)	1,018,660
323,516,202	FREMF Mortgage Trust, Series 2018-K156, Class X2A, 0.100%, 7/25/2036(a)(d)	1,835,890
14,823,770	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.727%, 6/25/2041(b)(c)(d)	314,765
23,334,593	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.669%, 8/25/2041(b)(d)	634,318
89,074,194	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.104%, 11/25/2041(b)(d)	1,043,059
2,854,326	Government National Mortgage Association, Series 2006-46, 0.489%, 4/16/2046(b)(c)(d)	28,431
1,310,517	Government National Mortgage Association, Series 2006-51, 0.941%, 8/16/2046(b)(c)(d)	25,398
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	4,126,996
3,734,942	Government National Mortgage Association, Series 2009-114, 0.000%, 10/16/2049(b)(c)(d)	304
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,591,848	Government National Mortgage Association, Series 2010-124, 1.016%, 12/16/2052(b)(c)(d)	$24,559
222,104	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,676
1,429,928	Government National Mortgage Association, Series 2011-119, 0.161%, 8/16/2051(b)(c)(d)	1,894
3,142,059	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,267,694
593,378	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	4,411
16,973,825	Government National Mortgage Association, Series 2012-142, 0.174%, 4/16/2054(b)(c)(d)	46,865
3,543,922	Government National Mortgage Association, Series 2012-23, 0.240%, 6/16/2053(b)(c)(d)	23,150
4,321,975	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	42
499,885	Government National Mortgage Association, Series 2012-70, 0.094%, 8/16/2052(b)(c)(d)	177
4,893,326	Government National Mortgage Association, Series 2012-79, 0.352%, 3/16/2053(b)(c)(d)	43,476
18,831,380	Government National Mortgage Association, Series 2012-85, 0.330%, 9/16/2052(b)(c)(d)	147,663
743,747	Government National Mortgage Association, Series 2013-175, 0.156%, 5/16/2055(b)(c)(d)	1,381
2,077,517	Government National Mortgage Association, Series 2014-101, 0.562%, 4/16/2056(b)(c)(d)	30,830
9,324,865	Government National Mortgage Association, Series 2014-130, Class IB, 0.197%, 8/16/2054(b)(c)(d)	55,815
6,999,786	Government National Mortgage Association, Series 2014-24, Class IX, 0.131%, 1/16/2054(b)(c)(d)	21,989
4,613,263	Government National Mortgage Association, Series 2014-70, 0.476%, 3/16/2049(b)(c)(d)	64,587
3,256,372	Government National Mortgage Association, Series 2014-86, 0.427%, 4/16/2056(b)(c)(d)	37,381
13,189,523	Government National Mortgage Association, Series 2015-120, 0.606%, 3/16/2057(b)(c)(d)	263,393
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,946,296	Government National Mortgage Association, Series 2015-146, Class IB, 0.148%, 7/16/2055(b)(c)(d)	$36,093
5,336,229	Government National Mortgage Association, Series 2015-171, 0.834%, 11/16/2055(b)(c)(d)	161,815
5,074,796	Government National Mortgage Association, Series 2015-189, Class IG, 0.606%, 1/16/2057(b)(c)(d)	125,399
3,570,790	Government National Mortgage Association, Series 2015-21, 0.696%, 7/16/2056(b)(c)(d)	101,041
10,681,501	Government National Mortgage Association, Series 2015-32, 0.574%, 9/16/2049(b)(c)(d)	226,298
6,810,130	Government National Mortgage Association, Series 2015-6, 0.461%, 2/16/2051(b)(c)(d)	95,340
2,597,350	Government National Mortgage Association, Series 2015-68, 0.328%, 7/16/2057(b)(c)(d)	35,673
10,744,753	Government National Mortgage Association, Series 2015-70, 0.563%, 12/16/2049(b)(c)(d)	209,585
5,072,536	Government National Mortgage Association, Series 2015-73, 0.440%, 11/16/2055(b)(c)(d)	69,354
16,262,718	Government National Mortgage Association, Series 2016-132, 0.619%, 7/16/2056(b)(c)(d)	358,056
6,460,778	Government National Mortgage Association, Series 2016-143, 0.949%, 10/16/2056(c)(d)	317,595
4,203,425	Government National Mortgage Association, Series 2017-128, 0.978%, 12/16/2056(b)(c)(d)	222,145
21,637,887	Government National Mortgage Association, Series 2017-168, 0.544%, 12/16/2059(b)(d)	768,452
23,661,764	Government National Mortgage Association, Series 2017-90, 0.723%, 1/16/2059(b)(d)	971,938
7,301,306	Government National Mortgage Association, Series 2018-110, 0.603%, 1/16/2060(b)(c)(d)	312,860
11,686,164	Government National Mortgage Association, Series 2018-129, 0.619%, 7/16/2060(b)(d)	461,607
4,253,398	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	280,473
11,436,926	Government National Mortgage Association, Series 2018-143, 0.498%, 10/16/2060(b)(d)	594,263
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,578,026	Government National Mortgage Association, Series 2018-2, 0.705%, 12/16/2059(b)(d)	$459,909
28,989,269	Government National Mortgage Association, Series 2018-82, 0.464%, 5/16/2058(b)(d)	882,952
18,886,320	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(d)	622,682
17,189,436	Government National Mortgage Association, Series 2019-116, 0.622%, 12/16/2061(b)(d)	805,995
9,400,305	Government National Mortgage Association, Series 2019-75, 0.854%, 12/16/2060(b)(d)	563,539
6,932,556	Government National Mortgage Association, Series 2019-94, 0.955%, 8/16/2061(b)(c)(d)	423,848
44,943,026	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,622,183
18,797,063	Government National Mortgage Association, Series 2020-128, 0.915%, 10/16/2062(b)(d)	1,254,548
31,570,662	Government National Mortgage Association, Series 2020-130, 1.014%, 8/16/2060(b)(d)	2,210,714
39,689,560	Government National Mortgage Association, Series 2020-136, 1.014%, 8/16/2062(b)(d)	2,881,426
36,703,986	Government National Mortgage Association, Series 2020-172, 1.152%, 9/16/2062(b)(d)	2,881,314
15,662,596	Government National Mortgage Association, Series 2020-174, 0.846%, 1/16/2063(b)(d)	995,720
35,986,598	Government National Mortgage Association, Series 2020-179, 1.010%, 9/16/2062(b)(d)	2,465,730
42,212,226	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,860,592
34,042,370	Government National Mortgage Association, Series 2020-26, 0.704%, 10/15/2061(b)(d)	1,602,364
9,034,133	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	645,850
40,648,546	Government National Mortgage Association, Series 2021-106, 0.860%, 4/16/2063(b)(d)	2,729,631
39,955,190	Government National Mortgage Association, Series 2021-12, 0.955%, 3/16/2063(b)(d)	2,579,187
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$44,011,830	Government National Mortgage Association, Series 2021-128, 0.999%, 6/16/2061(b)(d)	$2,889,016
53,507,962	Government National Mortgage Association, Series 2021-132, Class BI, 0.917%, 4/16/2063(b)(d)	3,666,997
51,927,496	Government National Mortgage Association, Series 2021-133, 0.881%, 7/16/2063(b)(d)	3,490,359
53,142,377	Government National Mortgage Association, Series 2021-144, 0.821%, 4/16/2063(b)(d)	3,031,932
11,026,485	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	659,262
47,126,743	Government National Mortgage Association, Series 2021-151, 0.918%, 4/16/2063(b)(d)	3,205,231
49,997,373	Government National Mortgage Association, Series 2021-163, 0.801%, 3/16/2064(b)(d)	2,929,576
20,071,624	Government National Mortgage Association, Series 2021-180, 0.913%, 11/16/2063(b)(d)	1,451,861
55,642,010	Government National Mortgage Association, Series 2021-186, 0.764%, 5/16/2063(b)(d)	3,156,588
36,789,463	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(d)	2,972,368
33,793,536	Government National Mortgage Association, Series 2021-33, 0.842%, 10/16/2062(b)(d)	2,175,371
29,421,961	Government National Mortgage Association, Series 2021-40, 0.822%, 2/16/2063(b)(d)	1,843,874
45,083,759	Government National Mortgage Association, Series 2021-52, 0.721%, 4/16/2063(b)(d)	2,450,217
48,998,750	Government National Mortgage Association, Series 2022-166, 0.792%, 4/16/2065(b)(d)	3,061,114
27,638,481	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,647,826
		143,080,673
	Collateralized Mortgage Obligations — 5.5%
1,366,422	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,303,925
146,481	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	19,170
45,667	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	6,948
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$241,613	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 3.557%, 5/15/2035(b)(c)	$242,617
2,136,037	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 1.744%, 5/15/2036(b)(c)(d)	247,381
629,620	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 1.164%, 10/15/2036(b)(c)(d)	63,529
705,532	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 0.794%, 2/15/2038(b)(c)(d)	68,803
231,442	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 2.325%, 2/15/2038(b)(c)	251,029
217,414	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 3.516%, 2/15/2038(b)(c)	220,056
770,582	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.561%, 6/15/2048(b)	713,358
267,019	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.051%, 12/15/2036(b)(c)	265,199
845,124	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 1.044%, 10/15/2040(b)(c)(d)	77,860
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.000%, 2/15/2041(b)(c)	135,668
843,912	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 0.444%, 9/15/2041(b)(c)(d)	74,648
1,114,166	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 0.000%, 8/15/2040(b)	1,200,481
748,634	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 0.694%, 8/15/2032(b)(c)(d)	48,499
4,128,793	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 0.694%, 11/15/2042(b)(c)(d)	566,926
2,282,652	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 0.726%, 6/15/2039(b)(c)(d)	190,131
1,026,273	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	177,468
3,187,701	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 0.644%, 4/15/2047(b)(c)(d)	296,231
1,223,997	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	218,360
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,713,564	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	$406,908
6,757,691	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.812%, 4/15/2042(b)(d)	1,081,500
137,113	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.378%, 11/25/2044(b)(d)	26,657
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	283,002
14,715,491	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.453%, 12/15/2048(b)(d)	1,018,989
285,086	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.896%, 4/25/2052(b)(d)	10,823
578,877	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	562,983
751,805	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 4.640%, 6/25/2035(b)(c)	881,119
650,794	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 4.420%, 6/25/2036(b)(c)	782,665
27,935	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 1.905%, 8/25/2036(b)(c)(d)	3,160
187,120	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 6.027%, 8/25/2036(b)(c)	249,435
503,954	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.520%, 8/25/2038(b)	494,384
135,925	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.898%, 11/25/2038(b)(c)	133,771
527,957	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.506%, 3/25/2039(b)(c)	491,285
78,722	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.183%, 12/25/2039(b)(c)	67,079
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.000%, 11/25/2040(b)	261,019
2,064,608	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 0.455%, 6/25/2041(b)(c)(d)	181,913
1,090,933	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 1.105%, 3/25/2042(b)(c)(d)	141,321
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$711,321	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 0.555%, 3/25/2042(b)(c)(d)	$65,852
2,551,399	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 0.605%, 9/25/2042(b)(c)(d)	258,790
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 0.000%, 7/25/2043(b)	364,446
1,218,965	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 1.205%, 11/25/2043(b)(c)(d)	144,178
1,298,514	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 0.755%, 8/25/2042(b)(c)(d)	114,188
3,669,389	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	482,399
9,168,588	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 0.655%, 4/25/2044(b)(c)(d)	881,939
672,708	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 0.655%, 5/25/2044(b)(c)(d)	58,132
298,958	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(c)	300,653
5,928,383	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 0.705%, 4/25/2046(b)(d)	489,923
1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 0.000%, 11/25/2042(b)	1,016,869
6,309,143	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 0.705%, 10/25/2034(b)(d)	417,709
7,886,243	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 0.705%, 9/25/2046(b)(d)	507,653
5,075,503	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 0.705%, 9/25/2046(b)(d)	339,835
3,208,839	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 0.705%, 11/25/2046(b)(c)(d)	314,263
3,305,524	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 0.705%, 11/25/2046(b)(d)	270,486
3,679,714	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 1.255%, 12/25/2046(b)(d)	289,368
5,184,953	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 0.755%, 4/25/2047(b)(d)	429,069
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$33,925,499	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(d)	$1,425,651
9,461,914	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,783,901
2,723,340	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	549,685
13,181,735	Federal National Mortgage Association, Series 2021-24, REMICS, 1.111%, 3/25/2059(b)(d)	791,369
192,327	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	23,965
49,036	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	7,598
205,595	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	28,115
131,356	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	17,732
490,116	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	83,269
200,277	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	33,859
110,926	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	19,213
262,553	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	46,887
110,472	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	21,580
122,164	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	20,160
172,389	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	33,585
149,103	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	23,188
74,350	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	11,722
98,855	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	16,705
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$58,203	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	$10,497
17,211	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	3,071
528,724	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	85,816
184,393	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	34,598
93,142	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	10,534
123,173	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	7,726
84,396	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	15,292
13,466	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,905
379,812	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)	385,617
63,564	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 6.071%, 2/20/2060(b)(c)	62,877
29,518	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 5.817%, 5/20/2059(b)(c)	29,030
50,487	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.817%, 10/20/2060(b)(c)	49,838
64,705	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 5.967%, 12/20/2060(b)(c)	63,980
22,506	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 5.967%, 3/20/2061(b)	22,481
20,373	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 6.067%, 10/20/2061(b)(c)	20,170
38,497	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 5.350%, 10/20/2061(b)(c)	38,020
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,114	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	$3,715
297,771	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(c)	294,012
1,825	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	1,802
106,934	Government National Mortgage Association, Series 2012-H24, Class HI, 1.224%, 10/20/2062(b)(c)(d)	7,599
89,197	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 5.787%, 1/20/2063(b)(c)	86,028
27,131	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	26,183
819,000	Government National Mortgage Association, Series 2013-H13, Class SI, 1.292%, 6/20/2063(b)(c)(d)	30,593
1,860,097	Government National Mortgage Association, Series 2013-H16, Class AI, 1.492%, 7/20/2063(b)(c)(d)	47,134
416,064	Government National Mortgage Association, Series 2013-H18, Class EI, 1.908%, 7/20/2063(b)(c)(d)	28,677
264,192	Government National Mortgage Association, Series 2013-H18, Class JI, 1.324%, 8/20/2063(b)(c)(d)	5,625
65,193	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 6.067%, 8/20/2063(b)(c)	64,525
1,684,643	Government National Mortgage Association, Series 2014-H24, Class HI, 0.870%, 9/20/2064(b)(c)(d)	33,179
2,661,250	Government National Mortgage Association, Series 2015-152, Class PI, 4.000%, 10/20/2045(c)(d)	409,404
4,061,640	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.419%, 10/20/2064(b)	4,037,788
123,092	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	119,441
601,213	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	585,099
7,993	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.747%, 5/20/2063(b)(c)	7,608
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$6,594	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 5.667%, 4/20/2063(b)(c)	$6,330
266,657	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.808%, 3/20/2065(b)(c)	257,852
661	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.167%, 10/20/2065(b)(c)	641
149,861	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.585%, 9/20/2065(b)(c)	145,489
2,628	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.147%, 8/20/2061(b)(c)	2,548
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 0.000%, 8/20/2045(b)	1,314,339
373,357	Government National Mortgage Association, Series 2016-23, Class PA, 5.550%, 7/20/2037(b)(c)	372,863
8,264,154	Government National Mortgage Association, Series 2016-H01, Class AI, 0.256%, 1/20/2066(b)(c)(d)	248,137
10,734,816	Government National Mortgage Association, Series 2016-H09, Class JI, 1.321%, 4/20/2066(b)(c)(d)	406,405
91,884	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.416%, 8/20/2063(b)(c)	88,315
28,792	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.289%, 8/20/2066(b)(c)	27,895
12,726	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.898%, 6/20/2061(b)(c)	11,671
3,650,783	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	431,848
1,407,269	Government National Mortgage Association, Series 2017-H05, Class AI, 0.974%, 1/20/2067(b)(c)(d)	62,659
132,297	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.647%, 8/20/2068(b)(c)	128,068
8,471,750	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.266%, 5/20/2068(b)	7,995,671
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	223,288
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	$257,412
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 0.475%, 2/20/2044(b)(d)	1,203,790
1,974,802	Government National Mortgage Association, Series 2019-44, Class BS, 0.975%, 4/20/2049(b)(c)(d)	190,239
8,394,949	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	7,973,468
8,334,888	Government National Mortgage Association, Series 2019-70, Class SK, 0.925%, 8/20/2043(b)(d)	877,180
2,246,912	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.238%, 1/20/2069(b)	2,111,644
2,493,897	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,383,846
2,145,707	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050, IO(c)(d)	339,158
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	2,010,046
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	893,632
20,399,054	Government National Mortgage Association, Series 2020-34, 5.000%, 12/20/2039(d)	3,787,549
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,517,403
35,791,273	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(d)	411,671
6,514,636	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	69,596
1,484,217	Government National Mortgage Association, Series 2021-H17, 0.047%, 3/20/2070(b)(c)(d)	27,533
3,676,207	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	2,961,597
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	5,109,877
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,659,157
		82,289,917
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — 42.7%
$7,026,461	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	$5,969,620
1,466,397	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,245,823
6,544,261	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,641,356
7,850,112	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	6,764,591
7,427,221	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,918,502
17,214,722	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	16,546,791
1,142,320	Federal National Mortgage Association, 2.000%, 10/01/2050	924,952
300,095	Federal National Mortgage Association, 2.000%, 12/01/2050	242,985
3,964,500	Federal National Mortgage Association, 2.500%, 6/01/2050	3,428,674
3,920,153	Federal National Mortgage Association, 2.500%, 6/01/2050	3,418,629
3,496,229	Federal National Mortgage Association, 2.500%, 6/01/2050	3,037,894
4,929,970	Federal National Mortgage Association, 2.500%, 9/01/2050	4,263,655
3,810,235	Federal National Mortgage Association, 2.500%, 10/01/2050	3,307,166
9,182,260	Federal National Mortgage Association, 2.500%, 1/01/2052	7,935,484
82,205,021	Federal National Mortgage Association, 2.500%, 2/01/2052	70,863,276
5,104,913	Federal National Mortgage Association, 2.500%, 2/01/2052	4,413,355
2,000,000	Federal National Mortgage Association, 2.500%, 7/01/2053	1,726,604
9,167,062	Federal National Mortgage Association, 2.500%, 12/01/2061	7,635,078
111,052,866	Federal National Mortgage Association, 2.500%, 3/01/2062	92,528,045
42,218,315	Federal National Mortgage Association, 2.500%, 3/01/2062	35,162,951
20,874,296	Federal National Mortgage Association, 2.500%, 3/01/2062	17,385,793
83,249,419	Federal National Mortgage Association, 2.500%, 5/01/2062	69,336,823
13,371,241	Federal National Mortgage Association, 2.500%, 12/01/2063	11,115,266
1,622,536	Federal National Mortgage Association, 3.000%, 10/01/2047	1,487,979
1,940,993	Federal National Mortgage Association, 3.000%, 7/01/2049	1,757,281
33,632,970	Federal National Mortgage Association, 3.000%, 2/01/2052	30,418,714
33,351,677	Federal National Mortgage Association, 3.000%, 2/01/2052	30,164,326
27,894,575	Federal National Mortgage Association, 3.000%, 6/01/2052	25,082,916
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,290,909	Federal National Mortgage Association, 3.000%, 6/01/2063	$2,892,202
16,056,962	Federal National Mortgage Association, 3.000%, 12/01/2063	14,076,693
36,683,112	Federal National Mortgage Association, 3.500%, 9/01/2062	33,564,488
17,431,502	Federal National Mortgage Association, 3.500%, 12/01/2063	15,884,699
453,460	Federal National Mortgage Association, 4.000%, 1/01/2052	432,793
10,000,000	Federal National Mortgage Association, 5.500%, 10/01/2054	10,116,600
9	Government National Mortgage Association, 5.470%, 11/20/2059(b)	9
10,000,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 10/01/2054(e)	10,115,795
58,000,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 10/01/2054(e)	59,277,677
21,000,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 10/01/2054(e)	21,648,755
		636,734,240
	Non-Agency Commercial Mortgage-Backed Securities — 8.6%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,400,859
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,256,532
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,601,243
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,255,476
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	669,833
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,759,517
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,815,561
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	974,165
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,285,179
4,045,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.352%, 10/15/2037(a)(b)	4,037,416
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,224,937
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,816,892
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,584,368
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,235,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.995%, 4/15/2037(a)(b)	$2,241,984
3,620,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.097%, 5/15/2039(a)(b)	3,624,525
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.329%, 8/15/2039(a)(b)	1,851,863
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 6.937%, 1/17/2039(a)(b)	2,731,281
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	473,823
1,699,557	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,695,489
3,165,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,146,408
268,800	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	266,713
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,497,799
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,780,125
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	2,928,600
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,177,328
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,642,639
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.362%, 10/15/2043(a)(b)	5,079,984
3,189,906	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.292%, 7/15/2038(a)(b)	3,185,919
3,252,279	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.912%, 7/15/2038(a)(b)	3,245,165
520,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	517,163
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.726%, 6/10/2047(b)	$1,427,859
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,687,045
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,345,840
837,501	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	770,518
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,878,327
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	694,180
450,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	450,224
341,566	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.442%, 6/15/2047(b)	325,649
443,572	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	423,615
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035(a)(b)	3,221,824
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,413,536
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,871,325
1,111,206	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,011,120
3,475,000	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031(a)(b)	3,026,412
1,700,120	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	1,066,434
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(c)(f)	3,692,000
400,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.283%, 5/15/2037(a)(b)	401,000
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,276,255
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$332,454	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	$331,120
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,949,264
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,699,134
696,118	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	654,364
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	517,303
		127,903,134
	Total Bonds and Notes (Identified Cost $1,438,858,587)	1,358,547,790

Collateralized Loan Obligations — 4.8%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.144%, 7/20/2034(a)(b)	2,229,328
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD SOFR + 1.562%, 6.863%, 1/15/2033(a)(b)	3,003,672
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 7/20/2031(a)(b)	5,264,238
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.963%, 1/15/2031(a)(b)	3,842,283
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class BR, 3 mo. USD SOFR + 2.000%, 7.282%, 4/20/2037(a)(b)	4,298,397
1,385,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 6.721%, 11/22/2031(a)(b)	1,385,791
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 7.011%, 12/15/2039(a)(b)	2,661,761
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.044%, 4/20/2031(a)(b)	3,006,533
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.213%, 7/15/2034(a)(b)	2,078,442
Principal Amount	Description	Value (†)

$2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.948%, 4/16/2033(a)(b)	$2,565,030
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.097%, 1/17/2032(a)(b)	5,282,445
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.018%, 4/16/2031(a)(b)	2,040,419
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 1.862%, 7.144%, 4/21/2034(a)(b)	4,059,875
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.194%, 7/02/2035(a)(b)	4,212,262
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.041%, 1/18/2034(a)(b)	5,303,915
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.088%, 5/21/2034(a)(b)	576,475
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 6.662%, 4/20/2035(a)(b)	3,800,160
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.944%, 4/20/2034(a)(b)	1,035,000
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 4/20/2034(a)(b)	7,663,211
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR2, 3 mo. USD SOFR + 1.900%, 7.201%, 4/15/2033(a)(b)	5,913,275
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.241%, 10/18/2031(a)(b)	1,318,469
	Total Collateralized Loan Obligations (Identified Cost $71,270,372)	71,540,981

Loan Participations — 0.1%
	ABS Other — 0.1%
1,202,060	Harbour Aircraft Investments Ltd., 4.000%, 11/15/2037	1,153,438
	Total Loan Participations (Identified Cost $1,195,372)	1,153,438

See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)

Short-Term Investments — 10.3%
$64,209,657	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $64,215,008 on 10/01/2024 collateralized by $65,568,200 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $65,493,997 including accrued interest (Note 2 of Notes to Financial Statements)	$64,209,657
25,000,000	U.S. Treasury Bills, 5.052%, 11/07/2024(g)(h)	24,879,294
40,000,000	U.S. Treasury Bills, 5.187%, 10/17/2024(h)	39,916,400
25,000,000	U.S. Treasury Bills, 5.218%, 10/01/2024(h)	25,000,000
	Total Short-Term Investments (Identified Cost $153,987,657)	154,005,351
	Total Investments — 106.2% (Identified Cost $1,665,311,988)	1,585,247,560
	Other assets less liabilities — (6.2)%	(92,995,771)
	Net Assets — 100.0%	$1,492,251,789

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $450,538,993 or 30.2% of
net assets.

(b)
Variable rate security. Rate as of September 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	When–issued/delayed delivery.
(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2024	224	$25,578,757	$25,599,000	$20,243
CBOT U.S. Long Bond Futures	12/19/2024	136	16,955,924	16,889,500	(66,424)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	70	9,381,238	9,316,562	(64,676)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	546	64,639,157	64,590,094	(49,063)
Total					$(159,920)
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Securitized Asset Fund (continued)
Industry Summary at September 30, 2024
Mortgage Related	42.7%
Agency Commercial Mortgage-Backed Securities	9.6
Non-Agency Commercial Mortgage-Backed Securities	8.6
ABS Car Loan	8.4
ABS Other	7.4
ABS Home Equity	5.9
Collateralized Mortgage Obligations	5.5
Other Investments, less than 2% each	3.0
Collateralized Loan Obligations	4.8
Short-Term Investments	10.3
Total Investments	106.2
Other assets less liabilities (including futures contracts)	(6.2)
Net Assets	100.0%
See accompanying notes to financial statements.
31 |

Statements of Assets and Liabilities
September 30, 2024

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$269,558,840	$1,665,311,988
Net unrealized depreciation	(10,831,115)	(80,064,428)
Investments at value	258,727,725	1,585,247,560
Cash	256,202	1,429
Foreign currency at value (identified cost $45 and $0, respectively)	47	—
Receivable for Fund shares sold	1,125,933	6,954,694
Receivable for securities sold	3,629,694	23,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	23,781,354
Collateral received for delayed delivery securities (Note 2)	—	761,750
Dividends and interest receivable	3,150,007	6,256,619
Receivable for variation margin on futures contracts (Note 2)	7,523	—
TOTAL ASSETS	266,897,131	1,623,026,406
LIABILITIES
Payable for securities purchased	5,551,122	14,337,340
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	114,548,738
Payable for Fund shares redeemed	90,261	595,544
Payable for variation margin on futures contracts (Note 2)	—	531,245
Due to brokers (Note 2)	—	761,750
TOTAL LIABILITIES	5,641,383	130,774,617
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$261,255,748	$1,492,251,789
NET ASSETS CONSIST OF:
Paid-in capital	$286,988,420	$1,888,574,310
Accumulated loss	(25,732,672)	(396,322,521)
NET ASSETS	$261,255,748	$1,492,251,789
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$261,255,748	$1,492,251,789
Shares of beneficial interest	29,013,575	188,740,146
Net asset value, offering and redemption price per share	$9.00	$7.91

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 32

Statements of Operations
For the Year Ended September 30, 2024

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$16,787,707	$56,006,580
Dividends	119,028	—
Less net foreign taxes withheld	(552)	—
Investment income	16,906,183	56,006,580
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements and Foreign currency transactions
Net realized gain (loss) on:
Investments	(5,455,103)	(41,438,015)
Futures contracts	148,090	8,487,432
Swap agreements	268,419	—
Foreign currency transactions (Note 2c)	6	—
Net change in unrealized appreciation (depreciation) on:
Investments	21,025,813	139,233,145
Futures contracts	72,590	5,595,936
Foreign currency translations (Note 2c)	17	—
Net realized and unrealized gain on Investments, Futures contracts, Swap agreements and Foreign currency transactions	16,059,832	111,878,498
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,966,015	$167,885,078
See accompanying notes to financial statements.
33 |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Year Ended September 30,2024	Year Ended September 30,2023	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Investment income	$16,906,183	$13,926,596	$56,006,580	$45,130,723
Net realized loss on investments, futures contracts, swap agreements and foreign currency transactions	(5,038,588)	(8,694,323)	(32,950,583)	(65,271,718)
Net change in unrealized appreciation on investments, futures contracts, swap agreements and foreign currency translations	21,098,420	11,719,096	144,829,081	30,864,932
Net increase in net assets resulting from operations	32,966,015	16,951,369	167,885,078	10,723,937
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(17,678,183)	(14,571,242)	(63,682,189)	(70,940,296)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	32,645,716	17,532,958	170,265,767	2,056,823
Net increase (decrease) in net assets	47,933,548	19,913,085	274,468,656	(58,159,536)
NET ASSETS
Beginning of the year	213,322,200	193,409,115	1,217,783,133	1,275,942,669
End of the year	$261,255,748	$213,322,200	$1,492,251,789	$1,217,783,133
See accompanying notes to financial statements.
| 34

Financial Highlights
For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$8.43	$8.32	$10.94	$10.29	$10.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.64	0.59	0.58	0.59	0.58
Net realized and unrealized gain (loss)	0.60	0.14	(2.28)	0.67	(0.16)(b)
Total from Investment Operations	1.24	0.73	(1.70)	1.26	0.42
LESS DISTRIBUTIONS FROM:
Investment income	(0.67)	(0.62)	(0.59)	(0.61)	(0.58)
Net realized capital gains	—	—	(0.33)	—	—
Total Distributions	(0.67)	(0.62)	(0.92)	(0.61)	(0.58)
Net asset value, end of the period	$9.00	$8.43	$8.32	$10.94	$10.29
Total return	15.45%	8.98%	(16.59)%	12.55%	4.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$261,256	$213,322	$193,409	$267,703	$255,019
Gross expenses(c)	—	—	—	—	—
Net investment income	7.42%	6.93%	5.96%	5.49%	5.76%
Portfolio turnover rate	88%	48%	45%	62%	96%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.

	Securitized Asset Fund – Institutional Class
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$7.31	$7.68	$9.39	$9.77	$9.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.32	0.28	0.26	0.26	0.34
Net realized and unrealized gain (loss)	0.65	(0.21)	(1.43)	(0.06)	0.06
Total from Investment Operations	0.97	0.07	(1.17)	0.20	0.40
LESS DISTRIBUTIONS FROM:
Investment income	(0.37)	(0.44)	(0.54)	(0.58)	(0.57)
Net asset value, end of the period	$7.91	$7.31	$7.68	$9.39	$9.77
Total return	13.64%	0.77%	(13.03)%	2.07%	4.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,492,252	$1,217,783	$1,275,943	$1,564,877	$1,500,680
Gross expenses(b)	—	—	—	—	—
Net investment income	4.25%	3.63%	3.02%	2.68%	3.50%
Portfolio turnover rate	90%	106%	140%	98%(c)	283%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(c)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in the volume of TBA transactions (see Note 2g of Notes to Financial Statements).
See accompanying notes to financial statements.
35 |

Notes to Financial Statements
September 30, 2024
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles High Income Opportunities Fund (“High Income Opportunities Fund”)
Loomis Sayles Securitized Asset Fund (“Securitized Asset Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is, subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income
| 36

Notes to Financial Statements (continued)
September 30, 2024
(including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the
Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
37 |

Notes to Financial Statements (continued)
September 30, 2024
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours
| 38

Notes to Financial Statements (continued)
September 30, 2024
prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
h. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, convertible bond adjustments, foreign currency gains and losses, defaulted and/or non-income producing securities, REMIC resecuritization adjustments and pay-down gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, convertible bond adjustments, corporate actions, defaulted and/or non-income producing securities, interest only security adjustments, REMIC resecuritization adjustments, premium amortization and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$17,678,183	$ —	$17,678,183	$14,571,242	$ —	$14,571,242
Securitized Asset Fund	63,682,189	—	63,682,189	70,940,296	—	70,940,296
39 |

Notes to Financial Statements (continued)
September 30, 2024
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows :
	High Income Opportunities Fund	Securitized Asset Fund
Undistributed ordinary income	$1,790,530	$8,940,698
Capital loss carryforward:
Short-term:
No expiration date	(667,360)	(47,341,119)
Long-term:
No expiration date	(14,114,954)	(244,469,060)
Total capital loss carryforward	(14,782,314)	(291,810,179)
Unrealized depreciation	(11,233,946)	(112,240,967)
Total accumulated losses	$(24,225,730)	$(395,110,448)
As of September 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$269,961,673	$1,697,488,527
Gross tax appreciation	$6,195,375	$15,165,621
Gross tax depreciation	(17,429,321)	(127,406,588)
Net tax depreciation	$(11,233,946)	$(112,240,967)
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
| 40

Notes to Financial Statements (continued)
September 30, 2024
n. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
o. Due to Brokers. Transactions and positions in certain delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
41 |

Notes to Financial Statements (continued)
September 30, 2024
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2024, at value:
High Income Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$436,975	$ —	$436,975
Non-Agency Commercial Mortgage-Backed Securities	—	3,984,886	38,384	4,023,270
All Other Non-Convertible Bonds(a)	—	206,019,258	—	206,019,258
Total Non-Convertible Bonds	—	210,441,119	38,384	210,479,503
Convertible Bonds(a)	—	17,966,759	—	17,966,759
Total Bonds and Notes	—	228,407,878	38,384	228,446,262
Senior Loans(a)	—	15,628,764	—	15,628,764
Common Stocks(a)	5,038,681	—	—	5,038,681
Collateralized Loan Obligations	—	2,791,774	—	2,791,774
Preferred Stocks(a)	334,239	—	—	334,239
Warrants	—	—	—	—
Short-Term Investments	—	6,488,005	—	6,488,005
Total Investments	5,372,920	253,316,421	38,384	258,727,725
Futures Contracts (unrealized appreciation)	72,590	—	—	72,590
Total	$5,445,510	$253,316,421	$38,384	$258,800,315

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Securitized Asset Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$86,301,282	$1,244,657	$87,545,939
Agency Commercial Mortgage-Backed Securities	—	137,373,378	5,707,295	143,080,673
Collateralized Mortgage Obligations	—	66,156,614	16,133,303	82,289,917
Non-Agency Commercial Mortgage-Backed Securities	—	124,211,134	3,692,000	127,903,134
All Other Bonds and Notes(a)	—	917,728,127	—	917,728,127
Total Bonds and Notes	—	1,331,770,535	26,777,255	1,358,547,790
Collateralized Loan Obligations	—	71,540,981	—	71,540,981
Loan Participations(a)	—	1,153,438	—	1,153,438
Short-Term Investments	—	154,005,351	—	154,005,351
Total Investments	—	1,558,470,305	26,777,255	1,585,247,560
Futures Contracts (unrealized appreciation)	20,243	—	—	20,243
Total	$20,243	$1,558,470,305	$26,777,255	$1,585,267,803
| 42

Notes to Financial Statements (continued)
September 30, 2024

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(180,163)	$ —	$ —	$(180,163)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or September 30, 2024:
High Income Opportunities Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	86,012	—	—	(47,628)	—	—	—	—	38,384	(47,628)
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$86,012	$ —	$ —	$(47,628)	$ —	$ —	$ —	$ —	$38,384	$(47,628)

Securitized Asset Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
ABS Home Equity	$135,220	$(22,436)	$(10,758)	$27,333	$222,495	$(463,598)	$1,356,401	$ —	$1,244,657	$12,001
Agency Commercial Mortgage- Backed Securities	6,446,029	(1,667,557)	(22,923,735)	22,933,198	33,139,091	(33,144,002)	1,414,091	(489,820)	5,707,295	1,242,868
Collateralized Mortgage Obligations	19,230,202	(896,136)	(7,444,939)	9,104,379	19,232,242	(20,855,516)	546,443	(2,783,372)	16,133,303	1,928,106
Non-Agency Commercial Mortgage- Backed Securities	3,825,900	—	—	(133,900)	—	—	—	—	3,692,000	(133,900)
Total	$29,637,351	$(2,586,129)	$(30,379,432)	$31,931,010	$52,593,828	$(54,463,116)	$3,316,935	$(3,273,192)	$26,777,255	$3,049,075
43 |

Notes to Financial Statements (continued)
September 30, 2024
Debt securities valued at $3,316,935 were transferred from Level 2 to Level 3 during the period ended September 30, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Debt securities valued at $3,273,192 were transferred from Level 3 to Level 2 during the period ended September 30, 2024. At September 30, 2023, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of September 30, 2024, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,225,232
		Market Discount	Discount Rate	5.00%	19,425
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	3,686,493
		Market Discount	Discount Rate	3.00%	2,020,802
	Collateralized Mortgage Obligations[1]			1.00%	9,453,635
		Market Discount	Discount Rate	3.00%	6,679,668
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	24 months
			Loss Adjusted Spread	11%	3,692,000
	Total				$26,777,255

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts and swap agreements.
High Income Opportunities Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the year ended September 30, 2024, High Income Opportunities Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended September 30, 2024, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration and High Income Opportunities Fund used futures contracts to manage duration.
| 44

Notes to Financial Statements (continued)
September 30, 2024
The following is a summary of derivative instruments for High Income Opportunities Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$72,590

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Opportunities Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$148,090	$ —
Credit contracts	—	268,419
Total	$148,090	$268,419

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$72,590
The following is a summary of derivative instruments for Securitized Asset Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$20,243

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(180,163)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$8,487,432

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$5,595,936
45 |

Notes to Financial Statements (continued)
September 30, 2024
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of futures contract activity and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended September 30, 2024:
High Income Opportunities Fund	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.92%	0.35%
Highest Notional Amount Outstanding	5.16%	2.01%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of September 30, 2024	5.16%	0.00%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	17.22%
Highest Notional Amount Outstanding	23.31%
Lowest Notional Amount Outstanding	7.80%
Notional Amount Outstanding as of September 30, 2024	7.80%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$15,474,972	$9,629,164	$211,130,071	$182,010,004
Securitized Asset Fund	1,130,024,470	1,018,493,327	186,018,009	136,691,448
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds:  compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.
| 46

Notes to Financial Statements (continued)
September 30, 2024
Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2024, neither Fund had borrowings under this agreement.
47 |

Notes to Financial Statements (continued)
September 30, 2024
8.Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of September 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	4	93.64%
Securitized Asset Fund	4	93.17%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
High Income Opportunities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	8,926,160	$77,333,945	5,345,697	$45,532,916
Issued in connection with the reinvestment of distributions	769,890	6,589,536	649,422	5,529,256
Redeemed	(5,983,050)	(51,277,765)	(3,933,361)	(33,529,214)
Increase from capital share transactions	3,713,000	$32,645,716	2,061,758	$17,532,958

	Year Ended September 30, 2024		Year Ended September 30, 2023
Securitized Asset Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	55,300,733	$420,211,421	34,092,926	$259,745,905
Issued in connection with the reinvestment of distributions	2,146,111	16,116,744	2,439,063	18,628,449
Redeemed	(35,341,570)	(266,062,398)	(36,095,261)	(276,317,531)
Increase from capital share transactions	22,105,274	$170,265,767	436,728	$2,056,823
| 48

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Shareholders of Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund (two of the funds constituting Loomis Sayles Funds I, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2024
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
49 |

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended September 30, 2024, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
High Income Opportunities Fund	0.35%
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV.
Fund
High Income Opportunities Fund
| 50

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, a graph showing each Fund’s performance against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds. The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight. The Trustees also considered that the Funds are generally only available to institutional clients of Loomis Sayles and participants in certain “wrap programs.”
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance
51 |

comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Opportunities Fund	82%	95%	74%
Loomis Sayles Securitized Asset Fund	7%	4%	41%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for all periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s long-term (ten-year) performance was strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. Under the terms of the Agreements, the Adviser does not charge the Funds an investment advisory fee or any other fee for services. The Adviser also bears most of the Funds’ expenses. The Trustees considered that, although the Funds do not compensate the Adviser directly for services under the Agreements, the Adviser will typically receive an advisory fee from its advisory clients who have invested in the Funds or from the sponsors of “wrap programs,” who in turn charge the programs’ participants, although the Trustees are not involved in setting or reviewing those fees. Because the Funds do not charge an advisory fee, the Trustees did not consider the profitability of the Adviser’s relationship to the Funds.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that each Fund’s advisory fee of 0% was fair and reasonable and supported the renewal of the Agreements.
Economies of Scale. The Trustees noted that because the Adviser has borne most of the Funds’ expenses, economies of scale were not relevant to these Funds.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and each Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the financial and other benefits to the Adviser from being able to offer the Funds to its advisory clients and investors in certain “wrap” programs and engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
| 52

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/25
6031444.2.1
M-LSHIA-0924

Annual Financial Statements and Other Important Information
September 30, 2024

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 91.2% of Net Assets

Non-Convertible Bonds — 91.1%
	ABS Car Loan — 0.8%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,549,615
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,845,353
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,013,011
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,861,961
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,420,389
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,031,854
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,344,913
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,929,214
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,146,136
3,629,500	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025(a)	3,608,052
543,381	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	546,306
344,712	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	347,185
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	6,858,554
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,301,401
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,989,012
		66,792,956
	ABS Home Equity — 0.3%
1,075,799	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	1,061,879
8,652	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	8,495
742,614	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(c)	712,597
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,927,986
5,769,336	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(c)	5,785,029
68,135	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(c)	65,421
296,058	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(c)	282,200
138,374	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(c)	136,123
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(c)	3,709,534
891,281	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.718%, 10/25/2053(a)(c)	886,304
1,107,633	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(c)	1,099,708
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(c)	$4,861,733
3,250,650	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(c)	3,186,995
		24,724,004
	ABS Other — 1.9%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	2,239,347
5,502,271	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	5,016,256
8,610,909	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	8,745,859
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,308,199
4,795,000	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	4,835,062
27,985,000	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	28,017,015
7,828,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,480,754
13,171,750	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,916,182
5,620,845	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	5,146,613
6,275,000	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	6,273,532
8,099,235	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	7,489,228
2,822,735	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	2,870,941
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,170,562
2,581,815	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,399,397
13,129,160	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	13,240,784
14,348,724	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	15,334,267
13,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	14,331,456
		153,815,454
	ABS Student Loan — 0.4%
2,234,970	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	2,094,015
6,865,534	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	6,186,320
7,395,134	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	7,574,392
2,528,544	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,271,671
6,091,118	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 6.011%, 1/15/2053(a)(c)	6,024,202
7,103,910	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	7,257,831
1,588,520	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,511,654
		32,920,085
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 0.3%
$7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	$7,067,442
4,665,375	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,490,283
11,807,250	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,728,008
		22,285,733
	Aerospace & Defense — 0.4%
16,064,000	Boeing Co., 5.705%, 5/01/2040	15,673,502
6,255,000	Boeing Co., 6.298%, 5/01/2029(a)	6,580,805
4,290,000	Boeing Co., 6.858%, 5/01/2054(a)	4,708,747
7,310,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	7,645,792
		34,608,846
	Agency Commercial Mortgage-Backed Securities — 0.4%
5,985,476	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,444,143
3,554,146	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,264,879
1,228,183	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,159,654
8,546,710	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	8,035,716
2,062,901	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,975,162
2,066,793	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,955,888
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,628,949
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	157,290
6,548,973	Federal National Mortgage Association, 4.240%, 7/01/2038	6,386,310
		35,007,991
	Airlines — 0.6%
3,426,565	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	3,416,791
5,870,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	5,860,737
1,284,494	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,282,079
15,701,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	15,682,840
2,222,032	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,201,811
14,117,367	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	14,832,412
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,229,628
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,065,048
		50,571,346
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,207,037
	Automotive — 1.9%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,143,977
10,730,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	11,241,364
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,439,652
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,892,004
17,142,000	General Motors Co., 5.000%, 4/01/2035	16,610,392
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	$2,396,723
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	5,024,892
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,847,582
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025(a)	10,260,839
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,216,695
3,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	3,878,596
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,774,967
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,211,089
11,881,000	Lear Corp., 5.250%, 5/15/2049	11,162,542
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,356,382
4,025,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,153,828
34,585,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	37,056,227
		151,667,751
	Banking — 6.7%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,825,053
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025(a)	9,971,758
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	10,574,487
4,800,000	Banco Santander SA, 2.958%, 3/25/2031	4,351,003
5,615,000	Bangkok Bank PCL, 5.650%, 7/05/2034(a)	5,899,439
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,293,937
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,395,731
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	18,241,144
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,908,342
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	15,375,917
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	2,046,994
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	7,650,798
7,355,000	BBVA Bancomer SA, 5.250%, 9/10/2029(a)	7,461,059
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,382,765
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025(a)	26,511,187
24,370,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	26,327,863
10,585,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,296,991
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,922,069
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,706,500
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,513,928
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,046,048
2,700,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	2,908,105
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,262,315
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$12,986,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	$14,953,235
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,154,913
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,871,690
10,560,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	12,030,374
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	4,235,806
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,780,354
15,376,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	14,142,057
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025(a)	14,042,090
11,090,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	9,622,008
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(c)	13,052,635
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,537,863
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,267,518
6,100,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,184,513
12,465,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	11,815,341
24,503,000	Societe Generale SA, 2.625%, 1/22/2025(a)	24,295,364
14,370,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	14,642,836
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	16,845,786
23,296,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026(a)	23,098,955
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	655,853
1,450,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,570,821
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,529,325
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,151,652
7,155,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	7,606,389
5,540,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	7,000,679
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	697,475
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	9,146,618
16,795,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	16,062,434
		529,868,017
Principal Amount (‡)	Description	Value (†)

	Building Materials — 0.1%
$3,265,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	$3,052,971
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	892,044
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	1,001,817
		4,946,832
	Cable Satellite — 0.4%
18,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	15,031,264
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,858,146
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	678,914
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,035,840
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,088,995
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,709,482
		31,402,641
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,426,601
23,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	22,154,965
1,873,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	1,877,530
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,395,464
7,375,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	7,884,746
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,677,142
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,981,299
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,518,063
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,692,528
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,309,560
14,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	15,989,163
		85,907,061
	Collateralized Mortgage Obligations — 0.9%
29,639,991	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 6.730%, 10/25/2053(c)	29,970,489
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,779,436
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,276,090
91,507	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.817%, 10/20/2060(b)(c)	90,330
56,578	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.987%, 8/20/2062(b)(c)	55,873
26	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)	23
8,541	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(b)	7,650
7,162	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	6,427
87,910	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(b)	77,624
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$1,950,715	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$1,898,432
5,889	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.747%, 5/20/2063(b)(c)	5,605
		72,167,979
	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	1,795,584
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,911,597
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,521,841
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,868,136
		6,301,574
	Electric — 1.0%
3,587,000	AES Corp., 3.300%, 7/15/2025(a)	3,534,749
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,534,447
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,074,852
21,160,414	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	21,469,081
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,304,223
852,000	Edison International, 4.950%, 4/15/2025	851,344
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,789,357
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,399,935
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	725,027
8,555,000	Lightning Power LLC, 7.250%, 8/15/2032(a)	8,995,899
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.427%, 4/30/2043(c)	10,971,434
7,133,000	Transelec SA, 4.250%, 1/14/2025(a)	7,108,709
		77,759,057
	Finance Companies — 2.1%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,012,613
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,272,288
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,440,627
21,237,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,865,067
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	22,851,273
16,875,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,768,974
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,022,267
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	12,969,807
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,546,063
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,136,089
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,481,884
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,968,076
3,680,000	Main Street Capital Corp., 6.950%, 3/01/2029	3,838,628
1,500,000	Navient Corp., 4.875%, 3/15/2028	1,450,060
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,870,819
7,514,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	6,918,442
1,655,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,478,388
		169,891,365
Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.1%
$4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$4,162,615
	Food & Beverage — 0.7%
15,433,000	BRF SA, 5.750%, 9/21/2050(a)	13,387,819
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024(a)	2,026,375
24,585,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 7.250%, 11/15/2053(a)	28,680,566
12,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,690,047
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,433,169
		56,217,976
	Gaming — 0.2%
4,840,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	5,006,564
12,715,000	MGM Resorts International, 6.500%, 4/15/2032	12,957,030
		17,963,594
	Government Owned - No Guarantee — 0.9%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,085,709
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,241,608
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,340,538
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,515,922
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,852,569
8,485,000	OCP SA, 3.750%, 6/23/2031(a)	7,604,681
12,020,000	OCP SA, 6.750%, 5/02/2034(a)	12,895,537
12,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	8,041,023
3,040,000	Tennessee Valley Authority, 4.250%, 9/15/2065	2,787,654
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,573,735
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,659,123
		74,598,099
	Health Insurance — 0.1%
8,229,000	Centene Corp., 3.375%, 2/15/2030	7,583,160
	Healthcare — 0.2%
13,345,000	HCA, Inc., 4.625%, 3/15/2052	11,582,427
	Home Construction — 0.2%
5,751,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	5,623,068
9,855,000	NVR, Inc., 3.000%, 5/15/2030	9,127,765
		14,750,833
	Independent Energy — 0.7%
11,350,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	11,308,619
9,852,000	Devon Energy Corp., 4.500%, 1/15/2030	9,764,729
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,718,469
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,614,699
1,101,000	EQT Corp., 5.000%, 1/15/2029	1,113,699
10,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025(a)	9,913,022
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,543,474
2,250,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	2,286,304
6,580,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,607,169
6,695,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,720,876
		58,591,060
	Industrial Other — 0.1%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,361,958
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — 0.2%
$15,121,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	$15,687,252
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,751,486
		17,438,738
	Media Entertainment — 0.6%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,695,471
6,503,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029(a)	6,191,822
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,074,630
14,750,000	Prosus NV, 3.832%, 2/08/2051(a)	10,382,121
22,220,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	17,028,105
		47,372,149
	Metals & Mining — 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028(a)	1,699,375
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,513,939
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,607,103
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,986,142
10,477,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,789,757
15,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,820,162
25,162,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	22,508,416
1,400,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,521,875
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,355,697
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,084,665
		71,887,131
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	532,594
3,180,000	Energy Transfer LP, 5.300%, 4/15/2047	2,996,539
125,000	Energy Transfer LP, 5.400%, 10/01/2047	119,031
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,989,905
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,341,693
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,484,580
8,995,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	9,287,490
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	2,518,604
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	1,963,840
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	949,928
14,215,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	12,133,897
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,790,979
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	941,692
		50,050,772
	Mortgage Related — 25.7%
9,080,767	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,997,645
35,088,248	Federal Home Loan Mortgage Corp., 1.500%, 4/01/2051	27,032,047
1,258,717	Federal Home Loan Mortgage Corp., 2.000%, 8/01/2050	1,041,687
8,258,698	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,829,700
6,762,409	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,596,432
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$5,562,159	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	$4,603,162
447,280	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	374,319
16,894,093	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	13,970,780
6,894,457	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,705,695
5,893,141	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,873,428
5,714,059	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,725,350
23,513,732	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	19,444,556
4,646,329	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,845,205
33,521,619	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	27,751,755
16,479,771	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	13,218,203
4,778,785	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,963,358
4,004,951	Federal Home Loan Mortgage Corp., 2.500%, 7/01/2050	3,397,612
3,237,757	Federal Home Loan Mortgage Corp., 2.500%, 7/01/2050	2,814,320
11,477,576	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	9,972,934
1,802,264	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,531,169
1,829,152	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2050	1,554,005
1,274,084	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2050	1,082,448
1,144,710	Federal Home Loan Mortgage Corp., 2.500%, 3/01/2051	988,341
9,819,153	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2051	8,461,351
5,007,327	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	4,316,471
958,433	Federal Home Loan Mortgage Corp., 3.000%, 11/01/2042	878,202
5,509,097	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2048	5,067,884
3,229,386	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2049	2,922,720
1,432,532	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,296,946
1,339,878	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,207,617
15,654,478	Federal Home Loan Mortgage Corp., 3.000%, 12/01/2051	14,074,599
462,897	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2043	443,615
323,995	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2043	310,432
558,116	Federal Home Loan Mortgage Corp., 3.500%, 7/01/2043	533,186
939,780	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2043	898,288
83,117	Federal Home Loan Mortgage Corp., 3.500%, 3/01/2045	79,958
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,872,881	Federal Home Loan Mortgage Corp., 3.500%, 8/01/2047	$1,780,446
1,346,710	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2050	1,242,455
776,694	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	763,534
357,694	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	349,639
2,552	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,494
233,848	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	227,711
10,931,186	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	10,511,875
8,666,936	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	8,333,131
2,855,013	Federal Home Loan Mortgage Corp., 4.000%, 8/01/2052	2,744,052
11,526,700	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	11,079,175
985,551	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	947,451
9,455,937	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	9,091,607
5,425,152	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	5,217,685
3,978,708	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,825,063
480,844	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	486,877
73,675	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	73,723
222,461	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	222,231
17,509	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	17,552
660,563	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	663,139
369,345	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	366,483
15,204,580	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	14,964,225
3,532,945	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,502,984
2,570,350	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,529,859
1,143,758	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,163,514
1,042,748	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	1,063,014
705,166	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	717,375
2,264,502	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,299,421
5,944,589	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	6,054,704
10,177,992	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	10,178,605
1,393,920	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,420,222
1,203,939	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,240,002
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,008,625	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	$1,036,238
3,557,883	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	3,673,306
1,616,139	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,678,879
16,080,302	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	16,290,098
1,106,198	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,142,086
897,031	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	930,748
534,697	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	556,353
3,113	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	3,257
3,553,068	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,662,852
2,971,857	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,063,681
2,912,078	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,003,977
1,602,766	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,652,286
1,577,098	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,626,868
1,066,457	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,107,306
1,034,106	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,066,732
793,242	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	812,178
4,875,138	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	5,001,524
1,053,221	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	1,085,764
930,522	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	955,527
794,481	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	824,914
4,861,274	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	5,011,477
1,046,657	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,086,751
5,305,092	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,508,312
1,439,284	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,478,086
1,197,009	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2053	1,244,505
699,170	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	722,560
367,850	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	382,443
327,988	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	341,691
14,214,565	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	14,690,219
5,624,601	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	5,883,343
3,845,220	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	4,005,882
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,834,832	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	$5,075,182
1,826,117	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2053	1,891,483
8,189,591	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	8,601,718
1,088,162	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	1,133,197
8,707,243	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	9,145,418
1,175,529	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	1,223,904
1,826,153	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2054	1,901,843
15,094,687	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	15,801,328
5,554,358	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,814,377
5,148,412	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,389,428
9,182,708	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,612,588
911,007	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	953,506
8,218,385	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	8,817,752
9,131,166	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	9,797,125
1,576,322	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,691,286
480,973	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	507,183
354,655	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	374,943
3,231,016	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	3,416,934
4,104,322	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	4,279,559
1,742,284	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,842,540
9,185,270	Federal Home Loan Mortgage Corp., 7.000%, 7/01/2054	9,563,427
6,529,725	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	7,024,263
222,181	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	237,691
8,624,573	Federal National Mortgage Association, 1.500%, 12/01/2050	6,824,789
2,951,101	Federal National Mortgage Association, 1.500%, 3/01/2051	2,334,276
4,548,518	Federal National Mortgage Association, 1.500%, 9/01/2051	3,601,036
7,060,789	Federal National Mortgage Association, 1.500%, 10/01/2051	5,584,032
51,112,905	Federal National Mortgage Association, 2.000%, 5/01/2037	46,743,371
1,392,874	Federal National Mortgage Association, 2.000%, 10/01/2050	1,127,829
11,144,373	Federal National Mortgage Association, 2.000%, 11/01/2050	9,223,633
4,938,095	Federal National Mortgage Association, 2.000%, 11/01/2050	4,083,987
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,689,011	Federal National Mortgage Association, 2.000%, 11/01/2050	$3,796,716
2,673,879	Federal National Mortgage Association, 2.000%, 11/01/2050	2,213,041
12,262,882	Federal National Mortgage Association, 2.000%, 12/01/2050	10,149,466
12,190,277	Federal National Mortgage Association, 2.000%, 12/01/2050	10,081,857
7,468,991	Federal National Mortgage Association, 2.000%, 12/01/2050	6,181,728
6,606,810	Federal National Mortgage Association, 2.000%, 12/01/2050	5,500,169
5,790,149	Federal National Mortgage Association, 2.000%, 12/01/2050	4,788,701
4,978,754	Federal National Mortgage Association, 2.000%, 12/01/2050	4,119,919
30,410,487	Federal National Mortgage Association, 2.000%, 1/01/2051	25,169,064
1,867,707	Federal National Mortgage Association, 2.000%, 2/01/2051	1,544,658
12,958,061	Federal National Mortgage Association, 2.000%, 3/01/2051	10,716,725
5,497,708	Federal National Mortgage Association, 2.000%, 4/01/2051	4,546,763
5,211,352	Federal National Mortgage Association, 2.000%, 4/01/2051	4,309,852
4,798,987	Federal National Mortgage Association, 2.000%, 4/01/2051	3,968,921
20,208,028	Federal National Mortgage Association, 2.000%, 11/01/2051	16,843,831
15,661,050	Federal National Mortgage Association, 2.000%, 11/01/2051	12,951,560
1,468,086	Federal National Mortgage Association, 2.000%, 11/01/2051	1,217,628
20,280,109	Federal National Mortgage Association, 2.000%, 12/01/2051	16,809,072
1,533,731	Federal National Mortgage Association, 2.000%, 1/01/2052	1,273,671
36,243,580	Federal National Mortgage Association, 2.000%, 2/01/2052	30,003,419
25,842,858	Federal National Mortgage Association, 2.000%, 2/01/2052	21,410,066
7,132,709	Federal National Mortgage Association, 2.000%, 2/01/2052	5,915,529
15,743,317	Federal National Mortgage Association, 2.000%, 3/01/2052	13,057,085
14,951,866	Federal National Mortgage Association, 2.000%, 3/01/2052	12,381,580
353,918	Federal National Mortgage Association, 2.500%, 4/01/2045	315,250
2,031,214	Federal National Mortgage Association, 2.500%, 5/01/2050	1,723,563
5,052,762	Federal National Mortgage Association, 2.500%, 7/01/2050	4,409,497
2,612,908	Federal National Mortgage Association, 2.500%, 8/01/2050	2,272,243
1,653,488	Federal National Mortgage Association, 2.500%, 10/01/2050	1,405,099
2,291,302	Federal National Mortgage Association, 2.500%, 11/01/2050	1,947,128
1,178,359	Federal National Mortgage Association, 2.500%, 11/01/2050	1,021,306
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$11,912,414	Federal National Mortgage Association, 2.500%, 5/01/2051	$10,285,020
1,155,012	Federal National Mortgage Association, 2.500%, 9/01/2051	995,296
16,401,907	Federal National Mortgage Association, 2.500%, 5/01/2052	14,174,840
36,448,842	Federal National Mortgage Association, 2.500%, 12/01/2061	30,357,574
143,929,490	Federal National Mortgage Association, 2.500%, 3/01/2062	119,876,544
129,004,224	Federal National Mortgage Association, 2.500%, 3/01/2062	107,445,095
79,825,393	Federal National Mortgage Association, 2.500%, 3/01/2062	66,509,653
48,294,361	Federal National Mortgage Association, 2.500%, 3/01/2062	40,223,247
31,325,818	Federal National Mortgage Association, 2.500%, 3/01/2062	26,040,904
12,197,207	Federal National Mortgage Association, 2.500%, 3/01/2062	10,407,860
64,039,521	Federal National Mortgage Association, 2.500%, 4/01/2062	53,336,623
30,823,085	Federal National Mortgage Association, 2.500%, 5/01/2062	25,671,948
80,750,458	Federal National Mortgage Association, 2.500%, 6/01/2062	67,254,782
42,854,104	Federal National Mortgage Association, 2.500%, 12/01/2062	35,623,687
29,730,079	Federal National Mortgage Association, 2.500%, 9/01/2063	24,713,638
11,741,697	Federal National Mortgage Association, 2.500%, 9/01/2063	9,760,442
2,780,403	Federal National Mortgage Association, 3.000%, 3/01/2045	2,570,570
1,897,840	Federal National Mortgage Association, 3.000%, 3/01/2045	1,751,805
883,284	Federal National Mortgage Association, 3.000%, 6/01/2046	810,394
180,581	Federal National Mortgage Association, 3.000%, 6/01/2046	166,206
939,179	Federal National Mortgage Association, 3.000%, 7/01/2046	856,863
927,515	Federal National Mortgage Association, 3.000%, 8/01/2046	849,835
384,894	Federal National Mortgage Association, 3.000%, 8/01/2046	353,141
2,147,743	Federal National Mortgage Association, 3.000%, 9/01/2046	1,959,607
1,599,950	Federal National Mortgage Association, 3.000%, 11/01/2046	1,455,295
1,455,377	Federal National Mortgage Association, 3.000%, 11/01/2046	1,335,289
543,500	Federal National Mortgage Association, 3.000%, 11/01/2046	498,645
340,695	Federal National Mortgage Association, 3.000%, 11/01/2046	312,588
180,537	Federal National Mortgage Association, 3.000%, 11/01/2046	165,936
705,333	Federal National Mortgage Association, 3.000%, 1/01/2047	647,137
406,788	Federal National Mortgage Association, 3.000%, 1/01/2047	373,900
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$379,775	Federal National Mortgage Association, 3.000%, 3/01/2047	$350,172
209,112	Federal National Mortgage Association, 3.000%, 11/01/2047	191,857
358,476	Federal National Mortgage Association, 3.000%, 4/01/2048	320,034
1,573,229	Federal National Mortgage Association, 3.000%, 6/01/2048	1,440,477
856,553	Federal National Mortgage Association, 3.000%, 7/01/2050	787,817
328,889	Federal National Mortgage Association, 3.000%, 11/01/2051	295,913
8,920,729	Federal National Mortgage Association, 3.000%, 2/01/2052	8,021,370
8,492,320	Federal National Mortgage Association, 3.000%, 10/01/2052	7,496,835
48,836,516	Federal National Mortgage Association, 3.000%, 9/01/2062	42,919,889
23,433,157	Federal National Mortgage Association, 3.000%, 9/01/2062	20,543,349
7,458,114	Federal National Mortgage Association, 3.000%, 3/01/2063	6,538,347
27,179,595	Federal National Mortgage Association, 3.000%, 6/01/2063	23,886,675
22,195,790	Federal National Mortgage Association, 3.000%, 6/01/2063	19,458,601
486,627	Federal National Mortgage Association, 3.500%, 1/01/2045	463,889
1,284,101	Federal National Mortgage Association, 3.500%, 2/01/2045	1,222,074
69,169	Federal National Mortgage Association, 3.500%, 4/01/2045	65,828
108,084	Federal National Mortgage Association, 3.500%, 7/01/2046	102,863
342,336	Federal National Mortgage Association, 3.500%, 8/01/2046	324,777
459,953	Federal National Mortgage Association, 3.500%, 2/01/2047	435,556
1,056,137	Federal National Mortgage Association, 3.500%, 6/01/2047	1,003,942
1,164,300	Federal National Mortgage Association, 3.500%, 9/01/2047	1,102,724
640,376	Federal National Mortgage Association, 3.500%, 11/01/2047	606,676
8,007,132	Federal National Mortgage Association, 3.500%, 11/01/2049	7,377,420
2,880,234	Federal National Mortgage Association, 3.500%, 2/01/2050	2,657,272
4,875,691	Federal National Mortgage Association, 3.500%, 5/01/2052	4,445,784
23,636,515	Federal National Mortgage Association, 3.500%, 6/01/2052	22,041,735
24,433,219	Federal National Mortgage Association, 3.500%, 6/01/2062	22,267,102
11,476,924	Federal National Mortgage Association, 3.500%, 9/01/2062	10,501,210
37,189,093	Federal National Mortgage Association, 3.500%, 12/01/2062	34,027,181
30,771,682	Federal National Mortgage Association, 3.500%, 12/01/2062	28,155,393
20,219,090	Federal National Mortgage Association, 3.500%, 6/01/2063	18,427,510
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$15,235,491	Federal National Mortgage Association, 3.500%, 9/01/2063	$13,883,507
2,792,676	Federal National Mortgage Association, 4.000%, 9/01/2041	2,761,313
1,244,117	Federal National Mortgage Association, 4.000%, 8/01/2042	1,226,049
349,850	Federal National Mortgage Association, 4.000%, 11/01/2044	345,011
629,575	Federal National Mortgage Association, 4.000%, 2/01/2045	614,717
250,029	Federal National Mortgage Association, 4.000%, 7/01/2046	243,201
855,145	Federal National Mortgage Association, 4.000%, 8/01/2046	832,322
796,155	Federal National Mortgage Association, 4.000%, 4/01/2047	774,402
390,917	Federal National Mortgage Association, 4.000%, 4/01/2047	380,237
344,619	Federal National Mortgage Association, 4.000%, 4/01/2047	341,012
247,124	Federal National Mortgage Association, 4.000%, 4/01/2047	240,656
628,030	Federal National Mortgage Association, 4.000%, 6/01/2047	610,177
897,638	Federal National Mortgage Association, 4.000%, 11/01/2047	871,340
344,131	Federal National Mortgage Association, 4.000%, 12/01/2047	334,264
415,910	Federal National Mortgage Association, 4.000%, 3/01/2048	398,625
794,841	Federal National Mortgage Association, 4.000%, 6/01/2048	761,809
192,959	Federal National Mortgage Association, 4.000%, 2/01/2050	186,854
5,381,141	Federal National Mortgage Association, 4.000%, 5/01/2052	5,180,730
7,313,644	Federal National Mortgage Association, 4.000%, 6/01/2052	7,041,254
5,163,423	Federal National Mortgage Association, 4.000%, 7/01/2052	4,963,407
4,314,662	Federal National Mortgage Association, 4.000%, 8/01/2052	4,153,959
1,386,958	Federal National Mortgage Association, 4.000%, 11/01/2052	1,332,638
31,434	Federal National Mortgage Association, 4.500%, 8/01/2043	31,614
88,974	Federal National Mortgage Association, 4.500%, 3/01/2044	89,224
78,497	Federal National Mortgage Association, 4.500%, 5/01/2044	78,315
1,380,242	Federal National Mortgage Association, 4.500%, 1/01/2045	1,384,104
223,264	Federal National Mortgage Association, 4.500%, 1/01/2045	225,812
437,575	Federal National Mortgage Association, 4.500%, 7/01/2045	437,072
237,458	Federal National Mortgage Association, 4.500%, 8/01/2045	238,033
129,087	Federal National Mortgage Association, 4.500%, 8/01/2045	129,449
280,989	Federal National Mortgage Association, 4.500%, 10/01/2045	281,994
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$601,389	Federal National Mortgage Association, 4.500%, 11/01/2045	$603,073
462,942	Federal National Mortgage Association, 4.500%, 3/01/2046	467,416
14,186	Federal National Mortgage Association, 4.500%, 7/01/2046	14,236
456,837	Federal National Mortgage Association, 4.500%, 9/01/2046	457,734
232,380	Federal National Mortgage Association, 4.500%, 2/01/2047	231,668
550,755	Federal National Mortgage Association, 4.500%, 5/01/2047	547,672
312,008	Federal National Mortgage Association, 4.500%, 7/01/2048	305,747
1,414,293	Federal National Mortgage Association, 4.500%, 8/01/2048	1,409,960
303,926	Federal National Mortgage Association, 4.500%, 10/01/2049	301,229
9,462,257	Federal National Mortgage Association, 4.500%, 3/01/2053	9,295,561
10,680,712	Federal National Mortgage Association, 4.500%, 4/01/2053	10,502,854
1,349,673	Federal National Mortgage Association, 5.000%, 7/01/2048	1,374,932
632,842	Federal National Mortgage Association, 5.000%, 8/01/2048	644,295
364,488	Federal National Mortgage Association, 5.000%, 9/01/2048	370,799
2,162,937	Federal National Mortgage Association, 5.000%, 1/01/2049	2,198,563
777,339	Federal National Mortgage Association, 5.000%, 3/01/2049	790,261
4,960,230	Federal National Mortgage Association, 5.000%, 5/01/2053	5,038,949
2,428,243	Federal National Mortgage Association, 5.500%, 4/01/2050	2,493,528
2,530,962	Federal National Mortgage Association, 5.500%, 7/01/2053	2,613,070
1,220,985	Federal National Mortgage Association, 5.500%, 7/01/2053	1,239,654
901,144	Federal National Mortgage Association, 5.500%, 7/01/2053	917,491
14,425	Federal National Mortgage Association, 6.000%, 8/01/2034	15,075
51,012	Federal National Mortgage Association, 6.000%, 1/01/2037	53,115
1,403,960	Federal National Mortgage Association, 6.000%, 5/01/2049	1,463,604
8,951,554	Federal National Mortgage Association, 6.000%, 5/01/2053	9,228,135
2,660,097	Federal National Mortgage Association, 6.000%, 5/01/2053	2,742,289
1,848,328	Federal National Mortgage Association, 6.000%, 5/01/2053	1,908,162
1,234,127	Federal National Mortgage Association, 6.000%, 5/01/2053	1,272,259
1,214,671	Federal National Mortgage Association, 6.000%, 5/01/2053	1,253,498
1,115,796	Federal National Mortgage Association, 6.000%, 6/01/2053	1,152,824
1,078,273	Federal National Mortgage Association, 6.000%, 6/01/2053	1,107,247
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$13,252,718	Federal National Mortgage Association, 6.000%, 7/01/2053	$13,591,669
4,207,483	Federal National Mortgage Association, 6.000%, 7/01/2053	4,337,476
1,471,803	Federal National Mortgage Association, 6.000%, 7/01/2053	1,511,351
1,258,413	Federal National Mortgage Association, 6.000%, 7/01/2053	1,306,694
730,824	Federal National Mortgage Association, 6.000%, 7/01/2053	750,462
2,283,120	Federal National Mortgage Association, 6.000%, 8/01/2053	2,353,666
1,916,467	Federal National Mortgage Association, 6.000%, 8/01/2053	1,967,967
1,517,931	Federal National Mortgage Association, 6.000%, 8/01/2053	1,565,834
1,277	Federal National Mortgage Association, 6.500%, 1/01/2029	1,319
2,031	Federal National Mortgage Association, 6.500%, 5/01/2031	2,104
1,819,651	Federal National Mortgage Association, 6.500%, 6/01/2053	1,895,678
787,853	Federal National Mortgage Association, 6.500%, 6/01/2053	820,770
5,823,468	Federal National Mortgage Association, 6.500%, 7/01/2053	6,027,605
873,429	Federal National Mortgage Association, 6.500%, 7/01/2053	905,895
643,473	Federal National Mortgage Association, 6.500%, 7/01/2053	670,358
4,679,271	Federal National Mortgage Association, 6.500%, 8/01/2053	4,916,177
2,427,585	Federal National Mortgage Association, 6.500%, 8/01/2053	2,551,962
1,120,302	Federal National Mortgage Association, 6.500%, 8/01/2053	1,158,801
1,843,536	Federal National Mortgage Association, 6.500%, 9/01/2053	1,912,061
1,096,592	Federal National Mortgage Association, 6.500%, 1/01/2054	1,146,042
22,420,355	Federal National Mortgage Association, 6.500%, 7/01/2054	23,630,815
8,031	Federal National Mortgage Association, 7.000%, 10/01/2030	8,337
5,620	Federal National Mortgage Association, 7.000%, 10/01/2030	5,834
1,042,025	Federal National Mortgage Association, 7.000%, 10/01/2053	1,101,909
459,537	Federal National Mortgage Association, 7.000%, 10/01/2053	483,549
2,061,122	Federal National Mortgage Association, 7.000%, 11/01/2053	2,168,362
34,094,695	Federal National Mortgage Association, 7.000%, 2/01/2054	35,498,331
8,851,464	Federal National Mortgage Association, 7.000%, 3/01/2054	9,229,394
2,382,948	Federal National Mortgage Association, 7.000%, 3/01/2054	2,498,672
3,678	Federal National Mortgage Association, 7.500%, 7/01/2030	3,797
2,865	Federal National Mortgage Association, 7.500%, 2/01/2032	2,921
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$314,824	Federal National Mortgage Association, 8.000%, 1/01/2054	$337,908
65,065	Government National Mortgage Association, 5.500%, 4/15/2038	67,531
5,614	Government National Mortgage Association, 6.000%, 1/15/2029	5,737
3,926	Government National Mortgage Association, 6.000%, 4/15/2038	4,119
1,971	Government National Mortgage Association, 6.500%, 1/15/2029	2,047
2,104	Government National Mortgage Association, 6.500%, 2/15/2031	2,133
6,658	Government National Mortgage Association, 6.500%, 9/15/2032	6,938
1,329	Government National Mortgage Association, 6.500%, 9/15/2032	1,375
4,338	Government National Mortgage Association, 7.000%, 9/15/2025	4,333
262	Government National Mortgage Association, 7.500%, 10/15/2025	261
325	Government National Mortgage Association, 7.500%, 7/15/2030	338
21,402,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 10/01/2054(d)	18,471,777
		2,039,663,192
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,505,761
	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 6.086%, 10/15/2038(a)(c)	20,815,112
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,491,048
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,116,887
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,729,200
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,706,468
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.622%, 12/15/2038(a)(c)	7,038,369
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,233,267
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,384,524
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,093,053
661,736	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046(a)(c)	623,006
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,883,421
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,145,046
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,415,545
7,212,931	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.292%, 7/15/2038(a)(c)	7,203,915
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,323,188	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.462%, 7/15/2038(a)(c)	$1,325,744
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044(a)(c)	4,343,056
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,056,091
3,678,404	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.149%, 6/15/2044(a)(c)	3,384,169
		120,987,921
	Other REITs — 0.1%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,225,378
	Paper — 0.2%
12,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	13,120,486
	Pharmaceuticals — 0.4%
12,695,000	Amgen, Inc., 5.750%, 3/02/2063	13,399,929
11,234,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	10,798,197
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,591,104
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,364,674
		33,153,904
	Property & Casualty Insurance — 0.3%
17,845,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,446,787
7,315,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	5,387,886
		23,834,673
	Refining — 0.4%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	8,173,164
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,777,152
2,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	1,477,733
16,697,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	15,048,004
		29,476,053
	Retailers — 0.4%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,822,993
12,855,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,823,006
9,485,000	Falabella SA, 3.375%, 1/15/2032(a)	7,980,366
7,582,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,055,420
5,082,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,603,312
		32,285,097
	Sovereigns — 0.4%
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	4,007,497
2,090,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,214,737
5,745,000	Dominican Republic International Bonds, 7.050%, 2/03/2031(a)	6,180,895
15,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	15,234,361
		27,637,490
	Supermarkets — 0.1%
6,795,000	Kroger Co., 5.500%, 9/15/2054	6,838,517
Principal Amount (‡)	Description	Value (†)

	Technology — 1.5%
$4,515,000	Baidu, Inc., 3.075%, 4/07/2025	$4,473,643
6,835,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,844,849
12,854,000	Corning, Inc., 5.450%, 11/15/2079	12,732,491
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,085,017
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	5,003,394
15,161,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,555,889
13,664,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	12,961,628
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,896,103
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,294,128
15,111,000	Oracle Corp., 4.100%, 3/25/2061	11,885,711
3,513,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	3,455,472
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,190
4,204,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	3,848,956
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,968,309
14,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	10,137,190
14,257,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	13,390,679
		114,571,649
	Treasuries — 34.3%
618,589(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	100,839,297
2,877,107(f )	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	13,864,470
13,863,849(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	68,686,254
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	109,753,283
241,735,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	177,731,883
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	56,067,836
61,320,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	51,166,270
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	41,719,258
86,885,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	78,410,319
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	30,820,618
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	15,299,944
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	69,505,434
103,410,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	102,977,778
77,960,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	79,446,112
33,480,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	34,186,219
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	32,127,441
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,797,987
7,140,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	7,744,669
15,520,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	16,741,594
15,485,000	U.S. Treasury Notes, 2.750%, 7/31/2027	15,139,612
45,850,000	U.S. Treasury Notes, 2.750%, 8/15/2032	42,844,676
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,072,841
99,910,000	U.S. Treasury Notes, 3.125%, 8/31/2029	97,829,843
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	155,668,056
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	41,371,056
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,736,508
104,775,000	U.S. Treasury Notes, 3.500%, 9/30/2029	104,463,949
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	21,526,825
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	125,509,616
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,824,512
231,865,000	U.S. Treasury Notes, 3.625%, 8/31/2029	232,553,349
23,850,000	U.S. Treasury Notes, 3.625%, 9/30/2031	23,805,281
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,961,482
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,678,986
17,605,000	U.S. Treasury Notes, 3.750%, 8/31/2031	17,698,527
14,275,000	U.S. Treasury Notes, 3.875%, 11/30/2027	14,399,906
33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	33,592,152
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	31,172,654
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	32,630,477
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$74,390,000	U.S. Treasury Notes, 3.875%, 8/15/2034	$74,913,055
178,030,000	U.S. Treasury Notes, 4.000%, 2/15/2034	181,089,891
10,050,000	U.S. Treasury Notes, 4.125%, 9/30/2027	10,211,350
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,554,541
31,610,000	U.S. Treasury Notes, 4.125%, 3/31/2031	32,469,397
101,645,000	U.S. Treasury Notes, 4.125%, 11/15/2032	104,555,382
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,964,323
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	47,348,212
3,194,017,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	70,537,295
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,132,434
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,185,101
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	24,096,912
		2,729,424,867
	Wireless — 0.6%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,510,860
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	814,966
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,875,288
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,915,467
7,105,000	SBA Communications Corp., 3.125%, 2/01/2029	6,567,114
17,530,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	16,984,116
		49,667,811
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,845,065
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	2,124,817
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,428,603
13,026,000	AT&T, Inc., 3.650%, 9/15/2059	9,451,095
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,708,036
		24,557,616
	Total Non-Convertible Bonds (Identified Cost $7,530,003,318)	7,241,152,240

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	8,316,608
	Total Bonds and Notes (Identified Cost $7,542,788,318)	7,249,468,848

Collateralized Loan Obligations — 3.8%
2,390,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 9.083%, 10/15/2034(a)(c)	2,393,535
2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 7.501%, 7/15/2034(a)(c)	2,368,668
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 8.701%, 7/15/2034(a)(c)	2,914,325
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 7.695%, 4/15/2037(a)(c)	1,826,888
5,290,000	AGL CLO 21 Ltd., Series 2022-21A, Class BR, 3 mo. USD SOFR + 1.650%, 6.830%, 10/21/2037(a)(c)	5,270,898
Principal Amount (‡)	Description	Value (†)

$6,520,000	AGL CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 2.050%, 7.332%, 4/21/2037(a)(c)	$6,573,823
5,120,000	Anchorage Capital CLO 13 LLC, Series 2019-13A, Class B1R, 3 mo. USD SOFR + 2.062%, 7.363%, 4/15/2034(a)(c)	5,122,775
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 7.413%, 10/15/2034(a)(c)	753,050
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 7.535%, 4/20/2037(a)(c)	946,440
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 7.471%, 7/20/2037(a)(c)	4,157,662
3,920,000	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 7.218%, 1/16/2030(a)(c)	3,927,836
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 7.138%, 7/16/2037(a)(c)	1,656,648
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.638%, 7/16/2037(a)(c)	2,014,438
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.325%, 4/16/2037(a)(c)	5,817,440
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.512%, 8.794%, 1/22/2035(a)(c)	1,751,591
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 10.186%, 4/16/2036(a)(c)	2,279,376
5,575,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 6.520%, 10/23/2037(a)(c)	5,571,950
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 7.332%, 4/20/2036(a)(c)	6,017,178
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 7.113%, 7/15/2032(a)(c)	1,401,627
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.986%, 7/15/2036(a)(c)	3,809,920
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 7.541%, 7/18/2030(a)(c)	1,067,034
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 6.715%, 1/25/2035(a)(c)	5,004,990
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 8.813%, 4/15/2034(a)(c)	394,992
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 7.117%, 4/30/2031(a)(c)	1,676,343
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 7.182%, 10/22/2037(a)(c)	4,002,612
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 7.296%, 7/25/2034(a)(c)	1,867,557
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 6.933%, 4/15/2037(a)(c)	$6,846,851
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.263%, 7/15/2031(a)(c)	500,756
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.263%, 10/15/2034(a)(c)	1,996,670
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 6.932%, 1/20/2032(a)(c)	545,289
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.494%, 7/20/2032(a)(c)	3,522,916
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 6.748%, 7/20/2037(a)(c)	4,987,169
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 7.197%, 7/17/2034(a)(c)	525,886
3,600,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 7.082%, 7/15/2036(a)(c)	3,612,049
325,000	CIFC Funding Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.662%, 6.941%, 4/18/2031(a)(c)	325,372
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.213%, 7/15/2036(a)(c)	2,939,869
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.644%, 10/20/2034(a)(c)	4,507,907
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 8.545%, 1/23/2035(a)(c)	7,209,981
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 7.183%, 7/21/2037(a)(c)	7,157,811
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 6.854%, 4/20/2037(a)(c)	4,223,266
725,000	Clover CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 7.129%, 4/18/2035(a)(c)	726,960
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 6.714%, 7/20/2034(a)(c)	7,663,352
7,000,000	Elmwood CLO 26 Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.292%, 4/18/2037(a)(c)	7,055,517
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 7.083%, 1/20/2037(a)(c)	2,975,251
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 6.902%, 4/22/2037(a)(c)	7,016,660
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 3 mo. USD SOFR + 1.462%, 6.744%, 10/20/2034(a)(c)	500,161
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 7.396%, 4/25/2037(a)(c)	6,074,091
Principal Amount (‡)	Description	Value (†)

$1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 7.171%, 4/26/2031(a)(c)	$1,521,866
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 7.144%, 7/20/2031(a)(c)	1,611,892
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 6.922%, 1/17/2030(a)(c)	1,190,750
745,000	Madison Park Funding XL Ltd., Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.823%, 5/28/2030(a)(c)	745,232
1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 7.045%, 11/21/2030(a)(c)	1,406,073
680,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, 3 mo. USD SOFR + 1.862%, 7.163%, 1/15/2033(a)(c)	680,812
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 7.444%, 4/20/2032(a)(c)	476,196
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 7.197%, 7/17/2034(a)(c)	836,184
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 7.094%, 10/20/2030(a)(c)	3,596,359
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 8.001%, 1/15/2031(a)(c)	3,992,107
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.025%, 1/28/2030(a)(c)	1,347,203
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 7.425%, 1/28/2030(a)(c)	650,104
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 8.401%, 7/15/2038(a)(c)	5,019,875
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 8.344%, 10/20/2034(a)(c)	2,746,342
3,230,000	Octagon Investment Partners 31 Ltd., Series 2017-1A, Class B1RR, 3 mo. USD SOFR + 1.500%, 6.782%, 7/20/2030(a)(c)	3,231,618
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.312%, 7.613%, 7/15/2029(a)(c)	4,388,262
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 7.701%, 4/15/2037(a)(c)	7,047,131
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 7.213%, 4/20/2037(a)(c)	4,383,395
1,750,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.194%, 7/02/2035(a)(c)	1,753,022
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.041%, 1/18/2034(a)(c)	8,886,559
2,700,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 7.082%, 4/20/2037(a)(c)	2,713,038
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(c)	2,602,330
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(c)	$2,506,562
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 7.494%, 7/20/2030(a)(c)	260,200
250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.078%, 11/14/2034(a)(c)	250,817
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 8.244%, 7/20/2037(a)(c)	2,378,142
1,250,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.344%, 4/20/2029(a)(c)	1,249,996
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 6.963%, 10/15/2029(a)(c)	1,501,755
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 7.201%, 10/15/2030(a)(c)	1,001,580
1,585,000	Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, 3 mo. USD SOFR + 2.300%, 7.583%, 7/24/2031(a)(c)	1,586,647
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 7.144%, 7/20/2034(a)(c)	2,323,011
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.012%, 7.313%, 10/15/2034(a)(c)	5,677,070
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.182%, 4/20/2035(a)(c)	1,536,230
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 7.372%, 4/20/2037(a)(c)	5,423,890
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 7.241%, 10/18/2034(a)(c)	3,737,118
2,555,000	Reese Park CLO Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.213%, 10/15/2034(a)(c)	2,558,590
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 7.194%, 4/20/2034(a)(c)	1,494,360
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 7.294%, 7/20/2034(a)(c)	2,769,175
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 4/20/2034(a)(c)	2,609,499
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 7.081%, 4/15/2038(a)(c)	2,761,046
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 7.351%, 4/15/2037(a)(c)	7,101,987
3,000,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.707%, 4/17/2034(a)(c)	3,001,764
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 6.887%, 4/15/2037(a)(c)	7,036,897
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 6.815%, 4/23/2037(a)(c)	5,439,620
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 8.032%, 1/20/2037(a)(c)	2,076,746
Principal Amount (‡)	Description	Value (†)

$1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 7.213%, 7/15/2034(a)(c)	$1,881,354
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 6.714%, 7/21/2034(a)(c)	5,006,900
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 7.372%, 7/18/2037(a)(c)	4,138,316
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR, 3 mo. USD SOFR + 2.462%, 7.744%, 7/20/2032(a)(c)	3,228,420
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 8.382%, 10/20/2036(a)(c)	2,303,988
	Total Collateralized Loan Obligations (Identified Cost $302,194,617)	305,171,410

Short-Term Investments — 4.6%
94,119,713	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $94,127,557 on 10/01/2024 collateralized by $70,026,300 U.S. Treasury Bond, 1.875% due 2/15/2041 valued at $51,731,968; $48,636,100 U.S. Treasury Bond, 3.375% due 8/15/2042 valued at $44,270,283 including accrued interest (Note 2 of Notes to Financial Statements)	94,119,713
9,945,000	Federal Home Loan Bank Discount Notes, 4.630%, 10/03/2024(g)	9,941,146
90,985,000	Federal Home Loan Bank Discount Notes, 4.650%, 10/07/2024(g)	90,902,734
69,910,000	Federal Home Loan Bank Discount Notes, 4.650%, 10/09/2024(g)	69,828,730
69,975,000	Federal Home Loan Bank Discount Notes, 4.650%, 10/15/2024(g)	69,839,424
3,550,000	U.S. Treasury Bills, 4.500%, 10/03/2024(g)	3,549,074
27,495,000	U.S. Treasury Bills, 5.176%–5.195%, 10/17/2024(g)(h)(i)	27,437,536
	Total Short-Term Investments (Identified Cost $365,643,633)	365,618,357
	Total Investments — 99.6% (Identified Cost $8,210,626,568)	7,920,258,615
	Other assets less liabilities — 0.4%	33,788,720
	Net Assets — 100.0%	$7,954,047,335

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $1,718,371,804 or
21.6% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Core Plus Bond Fund (continued)
(c)
Variable rate security. Rate as of September 30, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(d)	When–issued/delayed delivery.
(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2024	983	$112,275,860	$112,338,469	$62,609
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	329	44,091,820	43,787,844	(303,976)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	758	89,782,312	89,669,031	(113,281)
Total					$(354,648)
Industry Summary at September 30, 2024
Treasuries	34.3%
Mortgage Related	25.7
Banking	6.7
Finance Companies	2.1
Other Investments, less than 2% each	22.4
Collateralized Loan Obligations	3.8
Short-Term Investments	4.6
Total Investments	99.6
Other assets less liabilities (including futures contracts)	0.4
Net Assets	100.0%
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.6% of Net Assets
	Canada — 1.5%
386,800	CGI, Inc.(a)	$44,507,239
	France — 1.0%
41,803	LVMH Moet Hennessy Louis Vuitton SE	32,057,695
	Ireland — 1.0%
90,710	Accenture PLC, Class A	32,064,171
	Japan — 2.0%
1,682,161	Nomura Research Institute Ltd.	62,427,775
	Netherlands — 1.9%
69,778	ASML Holding NV	58,045,516
	Sweden — 2.5%
4,022,261	Atlas Copco AB, Class A	77,953,026
	Taiwan — 2.2%
2,251,000	Taiwan Semiconductor Manufacturing Co. Ltd.	67,876,938
	United Kingdom — 2.5%
1,111,135	Halma PLC	38,851,352
269,637	London Stock Exchange Group PLC	36,916,259
		75,767,611
	United States — 53.0%
61,616	Adobe, Inc.(a)	31,903,533
484,193	Airbnb, Inc., Class A(a)	61,400,514
107,724	Allison Transmission Holdings, Inc.	10,349,045
534,782	Alphabet, Inc., Class A	88,693,595
519,734	Amazon.com, Inc.(a)	96,842,036
63,046	BlackRock, Inc.	59,862,808
141,144	Builders FirstSource, Inc.(a)	27,362,176
73,167	Costco Wholesale Corp.	64,864,009
144,814	Cummins, Inc.	46,889,325
203,153	Danaher Corp.	56,480,597
111,778	Diamondback Energy, Inc.	19,270,527
79,919	Goldman Sachs Group, Inc.	39,568,696
167,719	Home Depot, Inc.	67,959,739
146,586	IQVIA Holdings, Inc.(a)	34,736,484
219,254	JPMorgan Chase & Co.	46,231,899
168,749	Linde PLC	80,469,648
177,910	Mastercard, Inc., Class A	87,851,958
44,658	Mettler-Toledo International, Inc.(a)	66,973,603
873,910	NVIDIA Corp.	106,127,630
64,170	O'Reilly Automotive, Inc.(a)	73,898,172
118,243	Parker-Hannifin Corp.	74,708,292
137,288	Roper Technologies, Inc.	76,392,535
209,742	S&P Global, Inc.	108,356,912
134,979	Salesforce, Inc.	36,945,102
130,663	Schneider Electric SE	34,443,767
100,132	Texas Instruments, Inc.	20,684,267
77,170	Trane Technologies PLC	29,998,294
134,990	UnitedHealth Group, Inc.	78,925,953
67,842	Veralto Corp.	7,588,806
		1,635,779,922
	Total Common Stocks (Identified Cost $1,435,563,658)	2,086,479,893

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 30.0%

Non-Convertible Bonds — 28.4%
	Australia — 1.3%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	$2,816,804
5,325,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	3,466,628
5,540,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	3,548,646
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(b)	656,242
16,470,000	Glencore Funding LLC, 6.500%, 10/06/2033(b)	18,169,449
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(b)	4,342,964
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,578,902
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(b)	94,132
		39,673,767
	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,731,091
	Brazil — 0.7%
2,600,000	Brazil Government International Bonds, 6.000%, 10/20/2033	2,635,503
53,329 (c)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	8,826,520
25,149 (c)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	4,021,183
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(b)	617,131
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027(b)	577,401
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,301,912
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	506,830
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,029,793
		20,516,273
	Canada — 1.9%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	1,138,844
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(b)	659,392
304,043	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(b)	289,886
620,056	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(b)	578,196
505,000	Antares Holdings LP, 3.750%, 7/15/2027(b)	478,886
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(b)	1,175,769
305,000	Antares Holdings LP, 7.950%, 8/11/2028(b)	323,800
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,097,621
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,486,097
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,001,053
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,043,843
36,675,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	27,640,278
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	$3,344,317
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,401,973
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,174,955
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,360,591
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,413,320
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,119,723
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,636,043
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(b)	1,574,759
		58,939,346
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	500,686
975,000	Antofagasta PLC, 5.625%, 5/13/2032	1,002,559
510,000	Antofagasta PLC, 6.250%, 5/02/2034(b)	542,711
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(b)	2,287,398
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	886,915
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,400,408
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(b)	1,806,911
275,000	Corp. Nacional del Cobre de Chile, 6.300%, 9/08/2053(b)	291,395
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(b)	509,166
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(b)	581,530
525,000	Enel Chile SA, 4.875%, 6/12/2028	527,704
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,469,976
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(b)	1,143,370
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(b)	990,495
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(b)	937,686
1,120,000	Transelec SA, 4.250%, 1/14/2025(b)	1,116,186
		17,995,096
	China — 0.0%
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031(b)	570,336
	Colombia — 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,150,874
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	553,473
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,327,404
7,073,300,000	Colombia TES, 6.250%, 11/26/2025, (COP)	1,667,181
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	6,940,313
2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	1,903,722
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(b)	1,186,540
		14,729,507
Principal Amount (‡)	Description	Value (†)

	Czech Republic — 0.1%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	$1,615,670
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,237,833
		2,853,503
	Denmark — 0.2%
2,135,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,534,250
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,566,715
		5,100,965
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(b)	2,062,335
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(b)	1,098,113
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(b)	597,570
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(b)	1,020,323
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(b)	443,057
		5,221,398
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(b)	203,626
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(b)	1,220,880
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(b)	1,352,036
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,035,708
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(b)	1,008,439
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(b)	1,549,020
		6,369,709
	Germany — 0.3%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,558,535
870,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	761,458
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	2,023,726
2,265,000	Mercedes-Benz Finance North America LLC, 4.800%, 8/01/2029(b)	2,302,337
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(b)	1,403,464
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(b)	342,896
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	252,613
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	692,431
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	272,979
		9,610,439
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(b)	961,454
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,685,875
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	India — continued
$2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(b)	$2,425,247
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(b)	1,198,350
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(b)	2,361,520
		8,670,992
	Indonesia — 0.2%
43,840,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,990,386
50,092,000,000	Indonesia Treasury Bonds, 7.500%, 5/15/2038, (IDR)	3,543,265
		6,533,651
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,928,608
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(b)	2,487,392
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	3,524,713
		8,940,713
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032(b)	1,234,779
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,832,027
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,392,715
17,791,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	13,225,045
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,661,956
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	505,855
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,877,568
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,634,418
		33,364,363
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(b)	201,552
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	2,432,033
8,325,000	Italy Buoni Poliennali Del Tesoro, 3.350%, 7/01/2029, (EUR)	9,516,853
2,305,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 9/15/2026, (EUR)	2,633,672
1,145,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	1,326,990
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(b)	884,650
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(b)	1,469,183
Principal Amount (‡)	Description	Value (†)

	Italy — continued
$200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	$196,781
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	598,946
		19,260,660
	Japan — 0.6%
1,075,608,800 (e)	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,736,688
656,950,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	4,670,618
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,733,609
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,954,966
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,208,164
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,290,304
		19,594,349
	Korea — 0.7%
1,060,000	Kia Corp., 2.750%, 2/14/2027(b)	1,021,236
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(b)	1,488,979
4,500,000,000	Korea Treasury Bonds, 1.125%, 9/10/2025, (KRW)	3,388,312
13,130,550,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	9,181,718
4,450,000,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	3,477,759
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(b)	759,727
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031(b)	2,396,928
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(b)	210,176
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(b)	148,406
		22,073,241
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	1,009,560
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,879,197
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	258,888
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,478,287
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	892,788
		5,518,720
	Mexico — 1.4%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	692,983
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	839,513
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	794,051
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(b)	731,092
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(b)	1,795,252
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(b)	1,995,783
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	866,403
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(b)(f)	797,852
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	$1,646,585
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	313,860
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,342,638
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(b)	744,433
1,707,184 (g)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	8,226,737
724,558 (g)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,535,836
1,064,466 (g)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,273,729
637,836 (g)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,980,498
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,443,625
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,599,457
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	161,883
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	775,978
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	763,793
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	347,543
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(b)	1,749,638
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,204,055
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,101,773
		43,724,990
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(b)	3,551,100
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	865,589
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026(b)	1,681,947
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(b)(d)	1,831,919
		4,379,455
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,870,482
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	476,550
6,310,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	3,427,706
15,075,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	9,270,406
		16,045,144
	Norway — 0.5%
1,215,000	Aker BP ASA, 6.000%, 6/13/2033(b)	1,273,392
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,408,727
46,500,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)(b)	3,968,204
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)(b)	1,519,296
Principal Amount (‡)	Description	Value (†)

	Norway — continued
41,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)(b)	$3,811,695
36,610,000	Norway Government Bonds, 2.000%, 4/26/2028, (NOK)(b)	3,320,275
455,000	Var Energi ASA, 8.000%, 11/15/2032(b)	527,598
		16,829,187
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(b)	1,414,332
615,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(b)	614,965
		2,029,297
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(b)	3,004,904
840,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(b)	825,839
		3,830,743
	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	5,556,881
12,970,000	Republic of Poland Government Bonds, 3.250%, 7/25/2025, (PLN)	3,348,821
		8,905,702
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(b)	3,304,021
	Qatar — 0.0%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(b)	1,406,896
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(b)	952,143
	Singapore — 0.2%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,782,395
	South Africa — 0.6%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(b)	1,246,050
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(b)	1,455,077
39,185,000	Republic of South Africa Government Bonds, 7.000%, 2/28/2031, (ZAR)	2,030,549
116,835,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,258,549
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	6,303,514
		17,293,739
	Spain — 0.4%
800,000	Banco Santander SA, 6.938%, 11/07/2033	926,365
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,894,621
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(b)	1,319,401
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,196,478
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Spain — continued
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	$3,763,868
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	747,319
2,355,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,743,339
		12,591,391
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,177,370
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,565,503
		8,742,873
	Sweden — 0.2%
1,200,000	Swedbank AB, 6.136%, 9/12/2026(b)	1,238,714
38,000,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,351,503
2,560,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	252,223
		4,842,440
	Switzerland — 0.2%
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,320,152
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(b)	410,689
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(b)	2,669,190
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(b)	828,105
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	335,575
		5,563,711
	Taiwan — 0.1%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,703,067
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(b)	404,907
	Turkey — 0.3%
1,375,000	Republic of Turkiye, 6.500%, 1/03/2035	1,349,054
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(b)	1,118,539
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,388,292
3,480,000	Turkiye Government International Bonds, 5.250%, 3/13/2030	3,355,774
680,000	Turkiye Government International Bonds, 7.625%, 4/26/2029	724,241
		7,935,900
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(b)	1,238,836
	United Kingdom — 0.4%
200,000	BAE Systems PLC, 5.250%, 3/26/2031(b)	207,652
1,695,000	BAE Systems PLC, 5.300%, 3/26/2034(b)	1,762,359
Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(b)	$1,314,238
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,216,047
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	67,652
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	142,504
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(b)	1,356,472
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	909,736
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(b)	1,302,802
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026(b)	2,185,805
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	277,931
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	315,133
1,920,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	2,616,726
		13,675,057
	United States — 12.3%
315,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(b)(f)	312,635
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,915,495
744,638	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	724,041
247,819	American Airlines Pass-Through Trust, Series B, Class B, 3.700%, 4/15/2027	244,205
185,648	American Airlines Pass-Through Trust, Series B, Class B, 4.950%, 8/15/2026	184,990
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	274,404
425,000	Ashland, Inc., 3.375%, 9/01/2031(b)	377,304
800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	739,509
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	2,052,645
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,156,007
10,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(b)	10,575
10,325,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	8,079,313
1,745,000	Block, Inc., 3.500%, 6/01/2031	1,591,179
4,610,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	4,555,213
1,220,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(b)	1,277,684
1,445,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	1,344,240
2,585,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(b)	2,549,866
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,155,208
1,000,000	Boeing Co., 5.150%, 5/01/2030	1,002,402
899,000	Boeing Co., 5.705%, 5/01/2040	877,146
4,830,000	Boeing Co., 5.805%, 5/01/2050	4,666,353
60,000	Boeing Co., 5.930%, 5/01/2060	57,472
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,855,000	Boeing Co., 6.528%, 5/01/2034(b)	$1,990,907
8,415,000	Boeing Co., 6.858%, 5/01/2054(b)	9,236,389
1,105,000	Boeing Co., 7.008%, 5/01/2064(b)	1,217,465
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 10.718%, 12/15/2038(b)(h)	112,195
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.967%, 12/15/2038(b)(h)	836,746
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(b)	2,764,869
5,205,000	Broadcom, Inc., 2.600%, 2/15/2033(b)	4,461,958
690,000	Broadcom, Inc., 3.187%, 11/15/2036(b)	584,801
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(b)	4,629,328
4,670,000	Broadcom, Inc., 3.469%, 4/15/2034(b)	4,205,316
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(b)	2,410,935
695,000	Carnival Corp., 5.750%, 3/01/2027(b)	703,863
150,000	Carnival Corp., 7.000%, 8/15/2029(b)	159,404
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	9,335,530
6,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	5,138,929
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(b)	1,388,013
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	392,357
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	288,662
195,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	213,343
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,049,980
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,324,936
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	663,836
895,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	818,809
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,363,684
265,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	280,761
2,570,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	2,154,020
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(b)	2,249,340
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(b)	4,769,783
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	9,607,629
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(b)	1,453,867
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(b)	1,743,539
20,310,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	10,307,186
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(b)	914,235
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(b)	501,208
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	256,230
2,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(b)	1,397,070
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	902,176
50,000	Dillard's, Inc., 7.000%, 12/01/2028	53,105
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,321
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	348,550
Principal Amount (‡)	Description	Value (†)

	United States — continued
$3,550,000	DISH DBS Corp., 5.125%, 6/01/2029	$2,381,789
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	3,802,768
795,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	694,608
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,700,893
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	86,306
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	543,756
280,000	EPR Properties, 3.600%, 11/15/2031	249,600
1,230,000	EQT Corp., 3.625%, 5/15/2031(b)	1,128,974
885,000	Expedia Group, Inc., 2.950%, 3/15/2031	805,242
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,686,265
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,972,952
390,000	Gartner, Inc., 3.625%, 6/15/2029(b)	372,222
85,000	Gartner, Inc., 3.750%, 10/01/2030(b)	79,794
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	498,502
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	406,939
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	916,655
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	431,134
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(b)	1,150,523
320,000	Hyundai Capital America, 5.400%, 6/24/2031(b)	331,858
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030(b)	1,504,170
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,790,577
2,345,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	2,247,076
1,840,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(b)	1,255,680
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,130,345
1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	1,282,946
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	731,182
1,620,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,734,197
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(b)	223,543
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	1,452,609
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(b)	543,178
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	220,265
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	935,974
155,000	Matador Resources Co., 6.875%, 4/15/2028(b)	157,649
580,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	597,592
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	659,504
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,663,450
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	599,015
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(b)	422,895
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	$1,183,999
345,000	MSCI, Inc., 3.250%, 8/15/2033(b)	303,705
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	4,600,283
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027(b)	616,851
715,000	NCL Corp. Ltd., 8.125%, 1/15/2029(b)	764,477
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	1,999,199
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(b)	2,084,107
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(b)	23,678
400,000	Ovintiv, Inc., 6.250%, 7/15/2033	423,282
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,079,649
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	48,222
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	246,778
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	33,491
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	129,747
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	150,984
4,175,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(b)	4,242,363
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,123,192
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	299,344
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	456,553
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	657,626
870,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	812,761
260,000	Post Holdings, Inc., 6.250%, 10/15/2034(b)	261,639
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,232,089
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,538,871
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	439,496
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	528,468
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,202,194
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	7,387,794
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,388,236
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	2,388,301
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	6,455,310
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	4,028,718
2,945,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	2,911,768
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	3,321,587
2,930,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(b)	2,968,456
7,055,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(b)	7,232,673
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(b)	414,936
585,000	Ryan Specialty LLC, 5.875%, 8/01/2032(b)	594,747
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	414,676
270,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	247,197
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	948,731
Principal Amount (‡)	Description	Value (†)

	United States — continued
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	$155,334
260,000	SM Energy Co., 6.500%, 7/15/2028	259,714
555,000	SM Energy Co., 6.750%, 8/01/2029(b)	557,292
280,000	SM Energy Co., 7.000%, 8/01/2032(b)	281,082
255,000	Tapestry, Inc., 3.050%, 3/15/2032	218,286
875,000	Targa Resources Corp., 6.125%, 3/15/2033	938,999
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	249,089
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	163,785
665,000	TD SYNNEX Corp., 6.100%, 4/12/2034	703,713
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	191,778
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	85,134
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	68,964
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	73,701
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,727,780
400,000	TopBuild Corp., 4.125%, 2/15/2032(b)	367,632
405,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	417,231
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	3,861,761
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	495,865
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	222,933
193,343	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	192,553
12,440,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	8,483,011
5,210,000	U.S. Treasury Bonds, 3.625%, 5/15/2053	4,741,304
9,980,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	9,938,287
5,136,725	U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/2033(i)	5,063,073
9,335,000	U.S. Treasury Notes, 3.500%, 9/30/2026	9,309,110
5,275,000	U.S. Treasury Notes, 4.000%, 2/15/2034	5,365,664
4,505,000	U.S. Treasury Notes, 4.375%, 7/31/2026	4,559,201
20,450,000	U.S. Treasury Notes, 4.500%, 3/31/2026(j)	20,665,684
7,585,000	U.S. Treasury Notes, 4.625%, 2/28/2026	7,669,442
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	13,002,336
1,610,000	Uber Technologies, Inc., 4.800%, 9/15/2034	1,607,770
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028(b)	8,747,063
847,000	Uber Technologies, Inc., 7.500%, 9/15/2027(b)	863,124
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026(b)	140,243
226,076	United Airlines Pass-Through Trust, Series 16-2, Class B, 3.650%, 4/07/2027	220,352
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	1,126,457
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	802,693
1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	1,050,594
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(b)	183,446
3,095,000	Verizon Communications, Inc., 2.500%, 5/16/2030, (CAD)	2,131,292
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(b)	886,295
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(b)	300,582
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,945,000	VMware LLC, 2.200%, 8/15/2031	$1,670,647
130,000	Western Digital Corp., 2.850%, 2/01/2029	118,519
90,000	Western Digital Corp., 3.100%, 2/01/2032	77,493
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	346,613
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	430,766
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	426,817
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	141,979
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	106,695
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	676,526
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,622,612
		380,674,282
	Uruguay — 0.1%
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,920,331
	Total Non-Convertible Bonds (Identified Cost $917,069,781)	878,557,180

Convertible Bonds — 1.6%
	United States — 1.6%
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	11,966,795
2,716,000	Carnival Corp., 5.750%, 12/01/2027	4,367,328
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	18,919,544
6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(k)	5,436,908
5,590,000	Southwest Airlines Co., 1.250%, 5/01/2025	5,631,524
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(k)	650,870
930,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(b)	1,164,360
84,000	Zillow Group, Inc., 1.375%, 9/01/2026	123,564
	Total Convertible Bonds (Identified Cost $54,688,070)	48,260,893

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,990)	97,627
	Total Bonds and Notes (Identified Cost $971,872,841)	926,915,700

Senior Loans — 0.6%
	Netherlands — 0.0%
335,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(l)	335,211
	United States — 0.6%
1,765,588	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 9/19/2031(l)	1,755,100
1,106,115	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.595%, 5/23/2031(h)	1,106,580
341,000	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 7.104%, 1/31/2031(h)(m)	340,857
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,871,087	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.595%, 10/18/2028(h)(m)	$1,872,266
886,860	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.595%, 8/08/2027(h)(m)	888,243
207,821	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.252%, 1/29/2031(h)(m)	202,059
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.605%, 11/08/2030(h)	745,986
29,846	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.345%, 8/02/2028(h)(m)	29,641
1,921,641	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 7.095%, 1/17/2031(h)(m)	1,904,827
267,980	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 8.255%, 6/20/2030(h)(m)	267,551
99,750	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 7.333%, 4/14/2029(h)(m)	99,571
1,052,363	Resideo Funding, Inc., 2024 M&A Term Loan B, 3 mo. USD SOFR + 2.000%, 7.301%, 6/13/2031(h)(m)	1,052,362
229,465	Resideo Funding, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.855%, 2/11/2028(h)(m)	230,039
154,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 7.095%, 9/15/2031(h)(m)	153,663
244,388	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.845%, 5/01/2031(h)(m)	243,715
1,075,785	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 9/27/2030(h)(m)	1,045,125
1,184,910	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 1.750%, 7.054%, 1/12/2029(h)(m)	1,188,856
2,064,449	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.595%, 6/24/2031(h)(m)	2,059,763
94,526	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.104%, 2/28/2031(h)(m)	94,129
162,793	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.354%, 8/24/2028(h)(m)	162,684
595,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.854%, 5/06/2031(h)(m)	593,513
1,316,700	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 5/24/2030(l)	1,315,054
758,100	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.595%, 5/24/2030(h)(m)	757,152
		18,108,736
	Total Senior Loans (Identified Cost $18,501,461)	18,443,947

See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 1.2%
$37,764,545	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $37,767,692 on 10/01/2024 collateralized by $38,563,600 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $38,519,994 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost$37,764,545)	$37,764,545
	Total Investments — 99.4% (Identified Cost $2,463,702,505)	3,069,604,085
	Other assets less liabilities — 0.6%	19,202,923
	Net Assets — 100.0%	$3,088,807,008

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
September 30, 2024, the value of Rule 144A holdings
amounted to $346,885,402 or 11.2% of net assets.

(c)	Amount shown represents units. One unit represents a principal amount of 1,000.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents principal amount including inflation adjustments.
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)
Variable rate security. Rate as of September 30, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are
not based on a published reference rate and spread, rather
are determined by the issuer or agent and are based on
current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(i)	Treasury Inflation Protected Security (TIPS).
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 1.00%, to which the spread is added.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/03/2024	BRL	S	55,000,000	$9,922,425	$10,024,276	$(101,851)
Bank of America N.A.	12/18/2024	GBP	B	12,366,000	16,162,733	16,529,941	367,208
Bank of America N.A.	12/18/2024	JPY	B	5,864,309,000	42,008,847	41,221,460	(787,387)
Bank of America N.A.	12/18/2024	KRW	S	19,047,379,000	14,340,206	14,628,880	(288,674)
Bank of America N.A.	12/18/2024	MXN	S	323,885,000	16,476,660	16,257,217	219,443
Bank of America N.A.	12/18/2024	ZAR	S	137,000,000	7,571,826	7,878,048	(306,222)
HSBC Bank USA N.A.	12/18/2024	AUD	S	13,350,000	8,910,190	9,236,821	(326,631)
HSBC Bank USA N.A.	12/18/2024	CAD	S	62,229,000	45,935,632	46,103,166	(167,534)
Morgan Stanley Capital Services LLC	12/18/2024	EUR	B	79,608,000	88,278,426	88,892,278	613,852
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	12/18/2024	NZD	S	6,003,000	$3,695,351	$3,814,179	$(118,828)
UBS AG	12/18/2024	COP	S	30,469,789,000	7,015,031	7,174,046	(159,015)
Total							$(1,055,639)
At September 30, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	12/18/2024	NOK	30,959,000	EUR	2,620,757	$2,926,403	$(8,504)
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2024	212	$24,208,466	$24,227,625	$19,159
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2024	179	37,346,111	37,275,352	(70,759)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	1,489	163,501,452	163,615,509	114,057
Total					$62,457
At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2024	250	$31,179,178	$31,046,875	$132,303
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	110	14,751,786	14,640,313	111,473
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	207	24,502,077	24,487,453	14,624
Total					$258,400
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Global Allocation Fund (continued)
Industry Summary at September 30, 2024
Treasuries	8.8%
Semiconductors & Semiconductor Equipment	8.2
Capital Markets	7.9
Machinery	6.7
Life Sciences Tools & Services	5.1
Software	4.7
Specialty Retail	4.6
IT Services	4.5
Broadline Retail	3.1
Interactive Media & Services	2.9
Financial Services	2.9
Chemicals	2.8
Cable Satellite	2.8
Health Care Providers & Services	2.6
Consumer Staples Distribution & Retail	2.1
Hotels, Restaurants & Leisure	2.0
Banking	2.0
Other Investments, less than 2% each	24.5
Short-Term Investments	1.2
Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6
Net Assets	100.0%
Currency Exposure Summary at September 30, 2024
United States Dollar	76.2%
Euro	5.5
Canadian Dollar	3.5
British Pound	2.7
Swedish Krona	2.6
Japanese Yen	2.3
New Taiwan Dollar	2.2
Other, less than 2% each	4.4
Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6
Net Assets	100.0%
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.9% of Net Assets
	Aerospace & Defense — 3.9%
3,810,498	Boeing Co.(a)	$579,348,116
	Air Freight & Logistics — 1.4%
1,539,951	Expeditors International of Washington, Inc.	202,349,561
	Automobiles — 7.4%
4,182,908	Tesla, Inc.(a)	1,094,374,220
	Beverages — 2.4%
6,972,083	Monster Beverage Corp.(a)	363,733,570
	Biotechnology — 4.7%
303,827	Regeneron Pharmaceuticals, Inc.(a)	319,395,095
816,936	Vertex Pharmaceuticals, Inc.(a)	379,940,595
		699,335,690
	Broadline Retail — 6.4%
1,275,493	Alibaba Group Holding Ltd., ADR(b)	135,355,317
4,352,171	Amazon.com, Inc.(a)	810,940,023
		946,295,340
	Capital Markets — 2.3%
405,749	FactSet Research Systems, Inc.	186,583,678
2,311,350	SEI Investments Co.	159,922,306
		346,505,984
	Entertainment — 7.7%
1,083,001	Netflix, Inc.(a)	768,140,120
3,913,743	Walt Disney Co.	376,462,939
		1,144,603,059
	Financial Services — 6.5%
1,957,681	Block, Inc.(a)	131,419,126
1,775,426	PayPal Holdings, Inc.(a)	138,536,491
2,548,394	Visa, Inc., Class A	700,680,930
		970,636,547
	Health Care Equipment & Supplies — 1.6%
470,140	Intuitive Surgical, Inc.(a)	230,965,678
	Hotels, Restaurants & Leisure — 3.1%
2,587,483	Starbucks Corp.	252,253,718
1,251,861	Yum China Holdings, Inc.(b)	56,358,782
1,065,733	Yum! Brands, Inc.	148,893,557
		457,506,057
	Interactive Media & Services — 13.8%
3,698,473	Alphabet, Inc., Class A	613,391,747
1,630,334	Alphabet, Inc., Class C	272,575,541
2,035,047	Meta Platforms, Inc., Class A	1,164,942,305
		2,050,909,593
	IT Services — 2.0%
3,762,751	Shopify, Inc., Class A(a)	301,546,865
	Life Sciences Tools & Services — 2.5%
1,144,282	Illumina, Inc.(a)	149,225,816
360,208	Thermo Fisher Scientific, Inc.	222,813,862
		372,039,678
	Machinery — 0.5%
189,899	Deere & Co.	79,250,550
	Pharmaceuticals — 4.0%
1,540,051	Novartis AG, ADR	177,136,667
2,315,077	Novo Nordisk AS, ADR	275,656,218
3,481,974	Roche Holding AG, ADR	139,104,861
		591,897,746
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 10.9%
11,312,013	NVIDIA Corp.	$1,373,730,859
1,490,710	QUALCOMM, Inc.	253,495,235
		1,627,226,094
	Software — 16.7%
1,553,030	Autodesk, Inc.(a)	427,828,704
1,636,595	Microsoft Corp.	704,226,829
4,669,231	Oracle Corp.	795,636,962
1,559,194	Salesforce, Inc.	426,766,990
541,109	Workday, Inc., Class A(a)	132,252,451
		2,486,711,936
	Textiles, Apparel & Luxury Goods — 1.1%
1,870,159	NIKE, Inc., Class B	165,322,056
	Total Common Stocks (Identified Cost $6,710,934,243)	14,710,558,340

Affiliated Exchange-Traded Funds — 1.0%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	151,605,565

Principal Amount
Short-Term Investments — 0.1%
$14,474,145	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $14,475,351 on 10/01/2024 collateralized by $14,780,400 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $14,763,685 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $14,474,145)	14,474,145
	Total Investments — 100.0% (Identified Cost $6,859,256,316)	14,876,638,050
	Other assets less liabilities — 0.0%	6,398,700
	Net Assets — 100.0%	$14,883,036,750

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Growth Fund (continued)
Industry Summary at September 30, 2024
Software	16.7%
Interactive Media & Services	13.8
Semiconductors & Semiconductor Equipment	10.9
Entertainment	7.7
Automobiles	7.4
Financial Services	6.5
Broadline Retail	6.4
Biotechnology	4.7
Pharmaceuticals	4.0
Aerospace & Defense	3.9
Hotels, Restaurants & Leisure	3.1
Life Sciences Tools & Services	2.5
Beverages	2.4
Capital Markets	2.3
IT Services	2.0
Other Investments, less than 2% each	4.6
Affiliated Exchange-Traded Funds	1.0
Short-Term Investments	0.1
Total Investments	100.0
Other assets less liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.0% of Net Assets
	ABS Car Loan — 10.7%
$196,440	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$196,803
41,648	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	41,951
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	426,143
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	252,824
99,604	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	98,818
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	498,399
233,442	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	232,936
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	887,809
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	336,379
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,130,539
1,185,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	1,194,814
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	116,638
1,055,000	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,062,689
174,450	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	171,955
241,760	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	242,559
634,034	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	638,658
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	177,742
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	580,148
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	184,503
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	161,902
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	850,925
310,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	315,230
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	477,259
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	135,521
160,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	163,942
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	354,616
240,165	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	237,569
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	632,066
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	345,649
307,641	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	307,866
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$182,254	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	$182,386
378,380	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	379,030
355,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	356,451
490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	492,715
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	430,341
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	457,769
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031(a)	591,975
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	544,430
47,871	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026(a)	47,793
141,971	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027(a)	141,672
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	385,194
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	160,782
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	376,990
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	172,185
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	106,356
280,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	284,406
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	164,673
630,000	GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.980%, 12/11/2036(a)	647,731
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	269,528
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	222,430
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	733,518
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	249,416
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	264,469
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	231,858
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	116,959
215,000	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	218,892
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	161,529
391,706	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	384,482
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	342,394
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	558,151
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	116,020
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	$174,840
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	550,956
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	607,066
330,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	337,783
105,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.850%, 1/16/2029	106,040
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	216,892
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	254,435
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	90,220
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	425,787
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	430,720
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	374,574
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	801,302
178,178	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027(a)	178,209
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	92,196
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	707,910
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	188,858
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	237,610
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	355,263
		28,378,038
	ABS Credit Card — 0.4%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	731,153
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	232,132
		963,285
	ABS Home Equity — 0.0%
1,304	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,280
	ABS Other — 5.4%
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	105,440
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	326,440
55,498	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	55,702
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	870,294
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	151,697
212,053	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	195,451
149,229	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	150,755
Principal Amount	Description	Value (†)
	ABS Other — continued
$16,358	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	$16,354
123,053	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	124,670
292,193	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	294,705
181,479	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	183,707
385,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	388,139
295,758	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	300,393
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	747,147
100,000	Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.390%, 3/22/2030(a)	101,726
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	651,169
85,230	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	85,041
335,362	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	338,612
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	153,970
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	215,136
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	647,040
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	114,553
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	184,953
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	230,910
57,611	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	57,788
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	461,617
607,388	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	614,949
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	336,226
36,064	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	34,636
132,478	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	135,506
395,000	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	401,108
925,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	920,190
100,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	101,113
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	139,582
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	208,382
214,532	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	212,666
1,087,103	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	1,105,668
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	180,450
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	$324,138
39,177	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	38,322
313,317	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	316,351
110,325	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	113,394
731,234	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	737,451
265,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	268,767
225,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	226,826
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	819,677
		14,388,811
	ABS Student Loan — 0.0%
70,693	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	69,463
38,263	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	35,466
		104,929
	Aerospace & Defense — 0.4%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	488,689
505,000	L3Harris Technologies, Inc., 5.250%, 6/01/2031	525,631
		1,014,320
	Agency Commercial Mortgage-Backed Securities — 0.6%
625,900	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	622,804
882,835	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	860,992
		1,483,796
	Apartment REITs — 0.1%
290,000	ERP Operating LP, 4.650%, 9/15/2034	288,600
	Automotive — 2.7%
870,000	American Honda Finance Corp., GMTN, 4.400%, 9/05/2029	873,733
370,000	Aptiv PLC/Aptiv Global Financing DAC, 5.150%, 9/13/2034	364,253
735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025(a)	735,166
665,000	Denso Corp., 1.239%, 9/16/2026(a)	626,285
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	273,315
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	177,599
290,000	Hyundai Capital America, 4.750%, 9/26/2031(a)	288,471
605,000	Hyundai Capital America, 5.300%, 6/24/2029(a)	622,915
495,000	LKQ Corp., 5.750%, 6/15/2028	513,663
440,000	Mercedes-Benz Finance North America LLC, 4.800%, 8/01/2029(a)	447,253
310,000	Nissan Motor Acceptance Co. LLC, 5.550%, 9/13/2029(a)	308,431
280,000	PACCAR Financial Corp., 4.000%, 9/26/2029	279,290
Principal Amount	Description	Value (†)
	Automotive — continued
$700,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	$726,191
965,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	985,206
		7,221,771
	Banking — 12.3%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	414,085
200,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	213,969
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	720,095
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	337,430
485,000	Australia & New Zealand Banking Group Ltd., 4.900%, 7/16/2027	497,701
400,000	Banco Santander SA, 5.439%, 7/15/2031	418,258
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	833,287
650,000	Bank of America Corp., (fixed rate to 8/15/2034, variable rate thereafter), MTN, 5.425%, 8/15/2035	666,317
710,000	Bank of Ireland Group PLC, (fixed rate to 3/20/2029, variable rate thereafter), 5.601%, 3/20/2030(a)	735,773
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	319,250
210,000	Bank of Montreal, 5.511%, 6/04/2031	221,207
260,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	262,517
315,000	Bank of New York Mellon Corp., (fixed rate to 7/22/2031, variable rate thereafter), 5.060%, 7/22/2032	325,939
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	240,153
945,000	Bank of Nova Scotia, GMTN, 5.450%, 8/01/2029	988,768
410,000	Banque Federative du Credit Mutuel SA, 5.194%, 2/16/2028(a)	420,536
230,000	Canadian Imperial Bank of Commerce, (fixed rate to 9/11/2029, variable rate thereafter), 4.631%, 9/11/2030	231,471
495,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	508,589
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	426,884
800,000	Citigroup, Inc., (fixed rate to 9/19/2029, variable rate thereafter), 4.542%, 9/19/2030	800,928
225,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	222,747
300,000	Citizens Financial Group, Inc., (fixed rate to 7/23/2031, variable rate thereafter), 5.718%, 7/23/2032	311,115
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	190,714
610,000	Credit Agricole SA, (fixed rate to 9/11/2027, variable rate thereafter), 4.631%, 9/11/2028(a)	612,704
255,000	Deutsche Bank AG, 5.414%, 5/10/2029	264,934
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	570,237
720,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	745,078
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$840,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	$853,597
400,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	410,430
20,000	Goldman Sachs Group, Inc., (fixed rate to 4/25/2029, variable rate thereafter), 5.727%, 4/25/2030	21,019
660,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	665,817
430,000	HSBC Holdings PLC, (fixed rate to 8/14/2026, variable rate thereafter), 5.887%, 8/14/2027	441,669
525,000	HSBC USA, Inc., 5.625%, 3/17/2025	526,819
290,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	306,791
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	508,851
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	241,406
1,410,000	JPMorgan Chase Bank NA, 5.110%, 12/08/2026	1,441,704
555,000	Morgan Stanley, (fixed rate to 7/20/2028, variable rate thereafter), 5.449%, 7/20/2029	576,699
915,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	943,843
925,000	National Australia Bank Ltd., 4.900%, 6/13/2028	949,496
410,000	National Bank of Canada, 5.600%, 12/18/2028	428,611
1,070,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	1,101,959
545,000	NatWest Group PLC, (fixed rate to 8/15/2029, variable rate thereafter), 4.964%, 8/15/2030	553,445
935,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	885,888
920,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	924,315
440,000	Regions Financial Corp., (fixed rate to 9/06/2034, variable rate thereafter), 5.502%, 9/06/2035	447,758
995,000	Royal Bank of Canada, GMTN, (fixed rate to 8/02/2029, variable rate thereafter), 4.969%, 8/02/2030	1,020,599
790,000	Santander Holdings USA, Inc., (fixed rate to 9/06/2029, variable rate thereafter), 5.353%, 9/06/2030	798,332
415,000	Standard Chartered PLC, (fixed rate to 2/08/2029, variable rate thereafter), 7.018%, 2/08/2030(a)	451,331
355,000	State Street Corp., (fixed rate to 2/20/2028, variable rate thereafter), 4.530%, 2/20/2029	358,606
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	408,579
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	393,595
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	335,485
560,000	Synchrony Bank, 5.400%, 8/22/2025	561,198
285,000	Synchrony Financial, 4.875%, 6/13/2025	284,407
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	246,567
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	575,465
335,000	UBS AG, 5.000%, 7/09/2027	342,347
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	571,787
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	650,849
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	464,666
355,000	Westpac Banking Corp., 5.050%, 4/16/2029	368,943
		32,563,559
Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	$328,834
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	297,298
		626,132
	Cable Satellite — 0.3%
745,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	771,119
	Chemicals — 0.4%
240,000	Cabot Corp., 4.000%, 7/01/2029	237,977
120,000	Huntsman International LLC, 5.700%, 10/15/2034	119,015
675,000	LYB International Finance III LLC, 5.500%, 3/01/2034	702,068
		1,059,060
	Collateralized Mortgage Obligations — 1.0%
154,571	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	143,444
67,737	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.946%, 7/20/2064(c)	67,658
66,403	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.967%, 7/20/2064(c)	66,323
150	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	136
57,678	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	56,132
200,046	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.387%, 2/20/2066(c)	200,519
719,617	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	697,546
102,910	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 5.917%, 12/20/2068(c)	103,061
78,012	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.867%, 10/20/2068(c)	77,819
303,342	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 5.867%, 5/20/2069(c)	302,394
602,739	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	485,573
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(c)	389,324
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	173,092
		2,763,021
	Construction Machinery — 0.3%
675,000	John Deere Capital Corp., MTN, 4.900%, 3/07/2031	700,059
	Consumer Cyclical Services — 0.1%
165,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	165,422
	Diversified Manufacturing — 0.9%
640,000	Honeywell International, Inc., 4.700%, 2/01/2030	657,688
550,000	Ingersoll Rand, Inc., 5.176%, 6/15/2029	568,955
445,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	465,398
615,000	Nordson Corp., 4.500%, 12/15/2029	617,478
		2,309,519
	Electric — 2.8%
435,000	AES Corp., 3.300%, 7/15/2025(a)	428,663
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Electric — continued
$285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	$292,365
425,000	Ameren Corp., 5.000%, 1/15/2029	435,061
565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	569,475
350,000	CenterPoint Energy, Inc., 5.400%, 6/01/2029	363,393
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	116,761
745,000	DTE Energy Co., 4.220%, 11/01/2024	744,337
265,000	DTE Energy Co., 4.950%, 7/01/2027	269,473
740,000	Edison International, 4.700%, 8/15/2025	738,180
310,000	Entergy Corp., 0.900%, 9/15/2025	299,524
400,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	413,510
685,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	705,418
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.427%, 4/30/2043(c)	141,070
430,000	Niagara Energy SAC, 5.746%, 10/03/2034(a)	432,092
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	727,306
830,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	833,535
		7,510,163
	Finance Companies — 3.9%
220,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 9/10/2029	220,109
480,000	Air Lease Corp., MTN, 5.200%, 7/15/2031	490,674
555,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	519,146
170,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	176,087
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	199,295
390,000	Apollo Debt Solutions BDC, 6.700%, 7/29/2031(a)	401,783
210,000	ARES Capital Corp., 5.950%, 7/15/2029	215,554
175,000	ARES Capital Corp., 7.000%, 1/15/2027	182,159
205,000	ARES Strategic Income Fund, 6.350%, 8/15/2029(a)	209,557
380,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	388,177
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	279,899
245,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	223,510
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	256,924
40,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	39,525
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026(a)	278,239
245,000	Blue Owl Credit Income Corp., 5.800%, 3/15/2030(a)	242,669
380,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	406,054
355,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	350,175
415,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	416,943
380,000	FS KKR Capital Corp., 6.875%, 8/15/2029	395,624
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	258,057
190,000	GATX Corp., 5.400%, 3/15/2027	195,035
480,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	455,223
465,000	Hercules Capital, Inc., 3.375%, 1/20/2027	442,709
255,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029(a)	259,596
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	354,453
165,000	Main Street Capital Corp., 6.500%, 6/04/2027	168,670
655,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	670,416
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	109,737
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	151,842
170,000	Oaktree Strategic Credit Fund, 6.500%, 7/23/2029(a)	172,645
260,000	Sixth Street Lending Partners, 5.750%, 1/15/2030(a)	259,074
330,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	338,627
Principal Amount	Description	Value (†)
	Finance Companies — continued
$105,000	Sixth Street Specialty Lending, Inc., 6.125%, 3/01/2029	$107,855
520,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	516,269
		10,352,311
	Financial Other — 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024(a)	469,230
185,000	ORIX Corp., 3.250%, 12/04/2024	184,389
		653,619
	Food & Beverage — 1.4%
920,000	Campbell Soup Co., 4.750%, 3/23/2035	916,559
1,135,000	Conagra Brands, Inc., 5.300%, 10/01/2026	1,156,785
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	315,637
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	825,555
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	450,641
		3,665,177
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	421,988
	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	234,629
	Health Insurance — 0.6%
780,000	Humana, Inc., 5.375%, 4/15/2031	807,912
630,000	UnitedHealth Group, Inc., 4.950%, 1/15/2032	651,582
		1,459,494
	Healthcare — 0.8%
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	755,286
275,000	Illumina, Inc., 4.650%, 9/09/2026	276,711
320,000	IQVIA, Inc., 5.700%, 5/15/2028	332,303
170,000	McKesson Corp., 4.250%, 9/15/2029	170,443
290,000	Stryker Corp., 4.625%, 9/11/2034	291,264
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	193,797
		2,019,804
	Hybrid ARMs — 0.0%
10,097	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.984%, 1/01/2035(c)	10,453
18,843	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 7.111%, 5/01/2036(c)	19,548
		30,001
	Independent Energy — 0.2%
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	466,488
	Industrial Other — 0.1%
375,000	Mitsubishi Corp., 5.000%, 7/02/2029(a)	388,310
	Integrated Energy — 0.1%
340,000	TotalEnergies Capital SA, 4.724%, 9/10/2034	341,708
	Life Insurance — 4.3%
240,000	American National Group, Inc., 5.750%, 10/01/2029	241,387
290,000	Athene Global Funding, 2.500%, 3/24/2028(a)	270,117
635,000	Athene Global Funding, 5.583%, 1/09/2029(a)	657,586
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	771,829
570,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	581,893
835,000	CNO Global Funding, 2.650%, 1/06/2029(a)	764,127
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	268,297
655,000	F&G Global Funding, 5.150%, 7/07/2025(a)	654,857
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Life Insurance — continued
$995,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	$947,290
300,000	Jackson National Life Global Funding, 1.750%, 1/12/2025(a)	297,030
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	153,908
625,000	Met Tower Global Funding, 4.000%, 10/01/2027(a)	624,478
100,000	MetLife, Inc., 5.300%, 12/15/2034	105,048
640,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	663,979
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	860,866
685,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	705,725
235,000	Principal Life Global Funding II, Series C, 4.600%, 8/19/2027(a)	238,184
545,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	565,781
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	645,848
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	417,033
635,000	RGA Global Funding, 5.448%, 5/24/2029(a)	661,072
310,000	Voya Financial, Inc., 5.000%, 9/20/2034	308,270
		11,404,605
	Lodging — 0.3%
380,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	389,040
360,000	Marriott International, Inc., 5.550%, 10/15/2028	376,627
		765,667
	Media Entertainment — 0.3%
550,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	561,089
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	124,345
		685,434
	Metals & Mining — 0.1%
260,000	ArcelorMittal SA, 6.000%, 6/17/2034	275,919
	Midstream — 0.8%
730,000	Enterprise Products Operating LLC, 4.950%, 2/15/2035	741,332
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	471,979
400,000	ONEOK, Inc., 5.050%, 11/01/2034	398,177
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	607,779
		2,219,267
	Mortgage Related — 0.6%
292	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	288
1	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	1
4,920	Government National Mortgage Association, 3.890%, 5/20/2062(c)	4,792
5,136	Government National Mortgage Association, 3.890%, 10/20/2062(c)	5,013
13,595	Government National Mortgage Association, 4.015%, 4/20/2063(c)	13,349
28,829	Government National Mortgage Association, 4.234%, 9/20/2066(c)	28,330
90,842	Government National Mortgage Association, 4.372%, 10/20/2066(c)	89,632
957	Government National Mortgage Association, 4.379%, 11/20/2064(c)	946
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$5,892	Government National Mortgage Association, 4.390%, 6/20/2066(c)	$5,831
51,555	Government National Mortgage Association, 4.398%, 10/20/2066(c)	50,852
47,790	Government National Mortgage Association, 4.424%, 11/20/2066(c)	47,157
81,473	Government National Mortgage Association, 4.459%, 9/20/2066(c)	80,617
33,213	Government National Mortgage Association, 4.486%, 8/20/2066(c)	32,852
28,688	Government National Mortgage Association, 4.500%, 11/20/2066(c)	28,362
40,536	Government National Mortgage Association, 4.560%, 10/20/2066(c)	40,120
258,551	Government National Mortgage Association, 4.585%, 7/20/2067(c)	255,821
646,182	Government National Mortgage Association, 4.639%, 4/20/2067(c)	640,039
362,933	Government National Mortgage Association, 4.700%, 1/20/2067(c)	359,788
		1,683,790
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	393,472
155,000	Sempra, 5.400%, 8/01/2026	157,888
		551,360
	Non-Agency Commercial Mortgage-Backed Securities — 6.4%
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	244,257
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(c)	764,612
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(c)	683,083
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	355,539
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,048,493
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.352%, 10/15/2037(a)(c)	658,763
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	768,482
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	261,242
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(c)	540,609
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.622%, 12/15/2038(a)(c)	512,958
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.995%, 4/15/2037(a)(c)	361,125
295,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.588%, 7/15/2029(a)(c)	293,293
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	486,168
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	354,471
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	970,905
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	503,952
375,109	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	374,211
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,561	Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	$7,548
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	278,355
520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	512,306
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	709,537
14,978	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	14,874
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	425,507
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	351,303
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(c)	363,009
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	224,944
190,330	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	185,645
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	531,630
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,135
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	498,984
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	778,844
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	479,333
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.647%, 2/15/2039(a)(c)	965,300
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	197,572
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	424,491
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(c)	792,426
		17,051,906
	Office REITs — 0.2%
485,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	444,793
	Oil Field Services — 0.1%
395,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	384,761
	Other REITs — 0.1%
310,000	Prologis LP, 5.000%, 1/31/2035	317,466
	Packaging — 0.2%
60,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	59,644
480,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	497,380
		557,024
	Pharmaceuticals — 0.8%
385,000	Astrazeneca Finance LLC, 4.850%, 2/26/2029	397,056
630,000	Novartis Capital Corp., 4.200%, 9/18/2034	621,336
965,000	Royalty Pharma PLC, 5.400%, 9/02/2034	989,932
		2,008,324
	Property & Casualty Insurance — 1.2%
550,000	Allstate Corp., 5.050%, 6/24/2029	566,712
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	445,106
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — continued
$575,000	Enact Holdings, Inc., 6.250%, 5/28/2029	$597,001
465,000	Essent Group Ltd., 6.250%, 7/01/2029	485,044
285,000	NMI Holdings, Inc., 6.000%, 8/15/2029	292,710
195,000	Radian Group, Inc., 6.200%, 5/15/2029	203,745
395,000	SiriusPoint Ltd., 7.000%, 4/05/2029	414,493
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	221,257
		3,226,068
	Railroads — 0.1%
335,000	Canadian National Railway Co., 4.375%, 9/18/2034	332,408
	Refining — 0.6%
930,000	Phillips 66 Co., 5.250%, 6/15/2031	961,705
630,000	Raizen Fuels Finance SA, 5.700%, 1/17/2035(a)	630,630
		1,592,335
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	329,376
	Retail REITs — 0.1%
370,000	Simon Property Group LP, 4.750%, 9/26/2034	366,941
	Retailers — 1.1%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	344,063
290,000	AutoNation, Inc., 4.500%, 10/01/2025	288,826
525,000	AutoZone, Inc., 5.050%, 7/15/2026	532,809
530,000	Genuine Parts Co., 4.950%, 8/15/2029	539,092
670,000	Tapestry, Inc., 7.700%, 11/27/2030	721,795
445,000	Target Corp., 4.500%, 9/15/2034	445,040
		2,871,625
	Supermarkets — 0.3%
655,000	Kroger Co., 4.650%, 9/15/2029	658,618
	Technology — 2.6%
485,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	492,541
485,000	Automatic Data Processing, Inc., 4.450%, 9/09/2034	486,123
305,000	Avnet, Inc., 6.250%, 3/15/2028	320,643
565,000	Broadcom, Inc., 5.050%, 7/12/2029	581,997
570,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	540,326
450,000	Equifax, Inc., 4.800%, 9/15/2029	455,093
250,000	Equifax, Inc., 5.100%, 6/01/2028	256,028
340,000	Fiserv, Inc., 4.750%, 3/15/2030	346,557
380,000	Flex Ltd., 5.250%, 1/15/2032	383,563
355,000	Flex Ltd., 6.000%, 1/15/2028	367,928
525,000	Global Payments, Inc., 1.500%, 11/15/2024	522,471
650,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	643,514
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	384,543
515,000	PayPal Holdings, Inc., 5.150%, 6/01/2034	537,201
200,000	Qorvo, Inc., 1.750%, 12/15/2024	198,412
460,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	468,710
		6,985,650
	Tobacco — 0.5%
670,000	Imperial Brands Finance PLC, 5.500%, 2/01/2030(a)	691,662
715,000	Philip Morris International, Inc., 5.125%, 2/13/2031	743,170
		1,434,832
	Transportation Services — 0.4%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	272,370
130,000	Element Fleet Management Corp., 6.319%, 12/04/2028(a)	138,470
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	173,918
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	356,898
		941,656
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — 29.8%
$1,770,000	U.S. Treasury Notes, 3.500%, 9/30/2029	$1,764,745
6,810,000	U.S. Treasury Notes, 3.625%, 5/31/2028	6,820,641
5,565,000	U.S. Treasury Notes, 3.625%, 8/31/2029	5,581,521
790,000	U.S. Treasury Notes, 3.750%, 8/31/2026	791,142
2,605,000	U.S. Treasury Notes, 3.875%, 11/30/2027	2,627,794
6,250,000	U.S. Treasury Notes, 3.875%, 8/15/2034	6,293,945
1,215,000	U.S. Treasury Notes, 4.000%, 1/31/2029	1,235,503
1,950,000	U.S. Treasury Notes, 4.000%, 7/31/2029	1,987,019
13,855,000	U.S. Treasury Notes, 4.125%, 7/31/2028	14,123,982
7,200,000	U.S. Treasury Notes, 4.250%, 2/28/2029	7,399,969
2,585,000	U.S. Treasury Notes, 4.250%, 6/30/2029	2,660,530
1,955,000	U.S. Treasury Notes, 4.375%, 7/31/2026	1,978,521
9,155,000	U.S. Treasury Notes, 4.375%, 11/30/2028	9,435,372
5,630,000	U.S. Treasury Notes, 4.375%, 5/15/2034	5,896,545
3,020,000	U.S. Treasury Notes, 4.500%, 5/31/2029	3,140,800
6,965,000	U.S. Treasury Notes, 4.625%, 4/30/2029	7,272,984
		79,011,013
	Utility Other — 0.1%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	263,471
	Wireless — 0.2%
595,000	Crown Castle, Inc., 4.900%, 9/01/2029	604,782
	Wirelines — 0.3%
635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	655,890
	Total Bonds and Notes (Identified Cost $257,621,870)	259,971,394

Short-Term Investments — 1.7%
4,543,330	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $4,543,709 on 10/01/2024 collateralized by $4,639,500 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $4,634,292 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,543,330)	4,543,330
	Total Investments — 99.7% (Identified Cost $262,165,200)	264,514,724
	Other assets less liabilities — 0.3%	830,579
	Net Assets — 100.0%	$265,345,303

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $79,523,677 or 30.0% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of September 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	58	$6,368,760	$6,373,203	$4,443
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	92	10,891,580	10,883,313	(8,267)
Total					$(3,824)
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Intermediate Duration Bond Fund (continued)
Industry Summary at September 30, 2024
Treasuries	29.8%
Banking	12.3
ABS Car Loan	10.7
Non-Agency Commercial Mortgage-Backed Securities	6.4
ABS Other	5.4
Life Insurance	4.3
Finance Companies	3.9
Electric	2.8
Automotive	2.7
Technology	2.6
Other Investments, less than 2% each	17.1
Short-Term Investments	1.7
Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.7% of Net Assets
	ABS Car Loan — 1.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,161,997
1,092,754	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,057,708
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	617,852
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,595,275
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,284,384
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	617,169
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	748,865
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,331,036
		13,414,286
	ABS Home Equity — 0.0%
4,203	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.195%, 3/25/2044(b)(c)	3,881
4,375	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.629%, 8/25/2042(b)(c)	4,100
		7,981
	ABS Other — 0.5%
643,051	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	651,499
319,614	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	318,904
205,048	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	196,929
684,469	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	700,113
270,803	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	264,893
381,195	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	378,094
917,141	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	924,939
		3,435,371
	ABS Student Loan — 0.7%
1,070,555	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	1,025,974
333,173	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	313,325
1,221,576	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	1,100,724
2,931,264	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,598,876
621,394	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	574,067
		5,612,966
	Agency Commercial Mortgage-Backed Securities — 24.8%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,537,217
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$18,591,723	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	$17,348,355
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(c)	10,553,949
7,781,746	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,572,427
1,622,334	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 5.527%, 1/25/2028(c)	1,609,178
4,533,293	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 5.527%, 8/25/2028(c)	4,499,743
9,389,886	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 5.547%, 9/25/2028(c)	9,262,700
1,049,947	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 5.851%, 10/25/2025(c)	1,048,266
4,446,991	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 5.961%, 10/25/2026(c)	4,443,209
705,532	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.877%, 1/25/2027(c)	704,955
4,965,467	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 6.161%, 2/25/2027(c)	4,980,427
6,530,861	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 6.247%, 2/25/2027(c)	6,576,675
17,160,174	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 6.261%, 3/25/2030(c)	17,273,017
17,160,174	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 6.347%, 3/25/2030(c)	17,410,762
2,689,516	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 5.931%, 5/25/2030(c)	2,691,898
2,481,778	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.927%, 5/25/2030(c)	2,481,771
2,981,447	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 5.901%, 6/25/2030(c)	2,979,976
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,675,160	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.857%, 6/25/2030(c)	$1,674,355
414,614	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.821%, 6/25/2027(c)	413,758
310,960	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.747%, 6/25/2027(c)	309,610
470,676	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 5.761%, 7/25/2030(c)	466,945
395,965	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 5.667%, 7/25/2030(c)	391,035
127,921	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 5.761%, 8/25/2030(c)	127,322
341,008	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 5.677%, 8/25/2030(c)	337,579
496,047	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 5.751%, 8/25/2027(c)	493,848
442,956	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 5.667%, 8/25/2027(c)	440,048
368,138	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 5.741%, 10/25/2027(c)	366,962
442,003	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 5.657%, 10/25/2027(c)	438,710
1,656,750	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 5.597%, 12/25/2030(c)	1,640,546
5,084,512	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	5,045,141
7,597,564	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	7,517,582
5,800,414	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,656,899
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,612,213
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	$16,291,426
8,510,065	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 6.111%, 8/25/2029(c)	8,539,275
1,619,282	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 5.801%, 4/25/2030(c)	1,609,686
1,780,926	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.717%, 4/25/2030(c)	1,763,274
317,877	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 30 day USD SOFR Average + 0.504%, 5.851%, 10/25/2045(c)	317,281
3,897,695	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.241%, 5/25/2051(c)	3,726,660
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,145,816
612,188	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 5.921%, 1/25/2027(c)	609,714
65,008	Government National Mortgage Association, Series 2003-72, Class Z, 5.422%, 11/16/2045(c)	65,413
		183,975,623
	Collateralized Mortgage Obligations — 8.5%
29,934	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(b)	29,163
312,427	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(b)	323,928
481,688	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(b)	492,181
177,933	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(b)	186,569
461,657	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.561%, 6/15/2048(c)	427,373
304,529	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.051%, 12/15/2036(b)(c)	302,454
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 0.000%, 6/15/2043(b)(c)	96,301
211,379	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 6.323%, 10/25/2044(b)(c)	189,426
415,411	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(b)	427,425
230,916	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 5.707%, 7/25/2037(b)(c)	222,758
437,523	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.520%, 8/25/2038(c)	429,214
923,354	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 5.845%, 6/25/2042(b)(c)	905,912
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,078,950	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.945%, 6/25/2042(c)	$1,074,366
2,473,286	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 5.905%, 8/25/2042(c)	2,458,753
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(c)	1,764,515
2,804,558	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 5.795%, 2/25/2045(c)	2,771,745
3,417,326	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 5.966%, 6/25/2050(c)	3,325,585
738,707	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 5.275%, 2/20/2035(b)(c)	728,145
580,456	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 5.595%, 10/20/2037(b)(c)	574,743
74,669	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 6.225%, 11/20/2059(b)(c)	72,713
228,947	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 5.797%, 10/20/2060(c)	228,059
218,356	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.817%, 10/20/2060(b)(c)	215,547
141,131	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 5.847%, 12/20/2060(b)(c)	139,245
7,534	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 6.067%, 2/20/2061(b)(c)	7,459
1,636,003	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 5.325%, 9/20/2038(c)	1,632,651
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 5.500%, 5/20/2062(b)(c)	84
113,683	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.987%, 8/20/2062(b)(c)	112,267
8,906	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 5.967%, 10/20/2062(b)(c)	8,616
2,904	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 5.967%, 12/20/2062(b)(c)	2,807
339,645	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 5.817%, 3/20/2063(b)(c)	335,135
368,173	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 5.867%, 3/20/2063(b)(c)	363,557
46,741	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 5.937%, 5/20/2063(b)(c)	46,182
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,039,178	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.946%, 7/20/2064(c)	$2,036,778
1,973,359	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.967%, 7/20/2064(c)	1,970,988
1,072,222	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 5.916%, 2/20/2065(c)	1,070,831
4,009	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	3,641
167,320	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 5.947%, 4/20/2065(c)	167,122
974,835	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	948,708
1,390	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 5.717%, 4/20/2065(b)(c)	1,340
630,765	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 5.697%, 5/20/2065(c)	627,742
15,378	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 5.767%, 7/20/2065(b)(c)	14,813
686	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.167%, 10/20/2065(b)(c)	666
2,351	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.147%, 8/20/2061(b)(c)	2,279
2,191,686	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.387%, 2/20/2066(c)	2,196,861
499,750	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 6.017%, 9/20/2066(b)(c)	494,373
1,720,908	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 6.217%, 2/20/2067(c)	1,720,670
3,538,416	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.997%, 6/20/2068(c)	3,554,064
50,311	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 5.817%, 9/20/2068(c)	50,140
5,906,625	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 5.887%, 9/20/2068(c)	5,857,409
5,629,906	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,337,146
210,221	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.100%, 8/20/2069(c)	209,760
1,385,001	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 5.715%, 4/20/2048(c)	1,349,836
2,682,389	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 5.765%, 5/20/2046(c)	2,534,597
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$686,966	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.150%, 1/20/2070(c)	$683,182
2,818,594	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 6.067%, 1/20/2070(c)	2,817,244
3,176,131	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 5.967%, 6/20/2069(c)	3,169,924
4,655,558	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 6.117%, 4/20/2070(c)	4,663,598
1,609,042	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 5.867%, 5/20/2070(c)	1,603,867
		62,982,457
	Hybrid ARMs — 1.9%
34,193	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.750%, 6.097%, 12/01/2037(c)	34,675
104,347	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.748%, 6.169%, 4/01/2037(c)	106,159
53,330	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(c)	54,099
382,719	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 6.427%, 2/01/2036(c)	394,629
130,565	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.902%, 6.445%, 4/01/2037(c)	133,170
62,539	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.493%, 9/01/2038(c)	64,248
59,987	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(c)	62,267
552,253	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.261%, 6.536%, 2/01/2036(c)	570,303
237,594	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.538%, 3/01/2036(c)	246,705
201,322	Federal Home Loan Mortgage Corp., 6 mo. RFUCC Treasury + 1.771%, 6.644%, 6/01/2037(c)	199,745
895,666	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.840%, 6.667%, 1/01/2046(c)	932,512
52,515	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.686%, 6.876%, 3/01/2038(c)	53,113
870,356	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.249%, 6.885%, 3/01/2037(c)	904,352
62,537	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.777%, 6.971%, 11/01/2038(c)	63,312
94,272	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.918%, 7.030%, 12/01/2034(c)	95,364
203,074	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 7.219%, 9/01/2038(c)	209,251
311,703	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.894%, 7.268%, 9/01/2041(c)	316,709
390,273	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.765%, 7.313%, 9/01/2035(c)	401,442
67,256	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.713%, 7.344%, 11/01/2038(c)	68,354
155,879	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 7.345%, 7/01/2033(c)	159,753
650,047	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 10/01/2041(c)	673,913
106,827	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 12/01/2041(c)	108,140
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$32,460	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.727%, 6.073%, 1/01/2037(c)	$32,963
162,779	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.734%, 6.188%, 2/01/2037(c)	165,594
63,480	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.735%, 6.202%, 11/01/2035(c)	65,606
263,763	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.310%, 1/01/2036(c)	272,116
26,957	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.565%, 6.315%, 4/01/2037(c)	27,336
97,126	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.670%, 6.356%, 10/01/2033(c)	98,474
449,744	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.820%, 6.445%, 2/01/2047(c)	459,902
92,694	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.478%, 9/01/2034(c)	95,565
317,839	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.553%, 6.495%, 7/01/2035(c)	326,515
298,545	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.805%, 6.508%, 3/01/2037(c)	303,745
73,120	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.544%, 3/01/2034(c)	75,726
533,600	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.551%, 4/01/2034(c)	549,429
122,816	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.611%, 5/01/2035(c)	126,569
480,837	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.550%, 6.631%, 4/01/2037(c)	496,296
69,665	Federal National Mortgage Association, 1 yr. CMT + 2.195%, 6.642%, 4/01/2034(c)	71,412
196,749	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.716%, 6/01/2036(c)	202,397
64,822	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.803%, 10/01/2033(c)	66,633
95,178	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.670%, 6.811%, 11/01/2036(c)	97,134
423,250	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.705%, 6.852%, 9/01/2037(c)	437,149
778,485	Federal National Mortgage Association, 1 yr. CMT + 2.216%, 6.936%, 10/01/2034(c)	809,457
12,066	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.809%, 6.939%, 7/01/2041(c)	12,291
590,887	Federal National Mortgage Association, 1 yr. CMT + 2.174%, 6.949%, 12/01/2040(c)	613,537
662,034	Federal National Mortgage Association, 1 yr. CMT + 2.183%, 7.034%, 11/01/2033(c)	685,369
232,922	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 2.061%, 7.053%, 7/01/2037(c)	238,456
33,253	Federal National Mortgage Association, 1 yr. CMT + 2.212%, 7.087%, 4/01/2033(c)	34,049
18,759	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.133%, 2/01/2037(c)	19,086
165,491	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.543%, 7.215%, 7/01/2035(c)	167,899
93,488	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 7.241%, 8/01/2036(c)	97,655
63,307	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.513%, 7.263%, 8/01/2035(c)	63,681
7,367	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 7.270%, 9/01/2036(c)	7,585
321,707	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.584%, 7.282%, 9/01/2037(c)	328,637
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$120,501	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 7.348%, 8/01/2035(c)	$124,487
256,206	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 7.395%, 6/01/2037(c)	265,621
109,156	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.412%, 6/01/2033(c)	113,020
144,005	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.616%, 7.452%, 8/01/2038(c)	145,804
82,899	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.713%, 7.463%, 8/01/2034(c)	83,450
206,213	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.681%, 7.556%, 7/01/2038(c)	209,578
45,905	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 7.565%, 8/01/2033(c)	47,614
55,245	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 2.473%, 8.223%, 6/01/2035(c)	56,322
		13,946,374
	Mortgage Related — 0.7%
5,964	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	5,883
1,097	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2024	1,093
82,519	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	81,614
1,397	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2025	1,402
9,452	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	9,470
87,089	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	91,348
11	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	11
57,712	Federal National Mortgage Association, 3.000%, 3/01/2042	53,664
200,639	Federal National Mortgage Association, 5.000%, 7/01/2037	205,741
230,061	Federal National Mortgage Association, 5.000%, 2/01/2038	235,915
128,675	Federal National Mortgage Association, 5.500%, 3/01/2033	132,819
583	Federal National Mortgage Association, 6.500%, 1/01/2033	613
1,873	Federal National Mortgage Association, 6.500%, 10/01/2033	1,946
1,695	Federal National Mortgage Association, 6.500%, 10/01/2033	1,734
1,492	Federal National Mortgage Association, 6.500%, 10/01/2033	1,530
1,163	Federal National Mortgage Association, 6.500%, 12/01/2034	1,196
737	Federal National Mortgage Association, 6.500%, 2/01/2036	771
10,811	Federal National Mortgage Association, 6.500%, 11/01/2037	11,537
6,066	Federal National Mortgage Association, 7.500%, 7/01/2031	6,249
9,082	Federal National Mortgage Association, 7.500%, 9/01/2032	9,082
27,374	Government National Mortgage Association, 4.140%, 12/20/2061(c)	26,923
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$81,775	Government National Mortgage Association, 4.140%, 7/20/2063(c)	$80,448
96,753	Government National Mortgage Association, 4.248%, 11/20/2063(c)	95,965
14,285	Government National Mortgage Association, 4.390%, 12/20/2062(c)	14,150
1,450,363	Government National Mortgage Association, 4.430%, 10/20/2065(c)	1,434,835
328,676	Government National Mortgage Association, 4.528%, 2/20/2066(c)	325,680
1,699	Government National Mortgage Association, 4.565%, 8/20/2062(c)	1,684
3,246	Government National Mortgage Association, 4.630%, 8/20/2061(c)	3,221
3,331	Government National Mortgage Association, 4.630%, 2/20/2062(c)	3,280
1,294	Government National Mortgage Association, 4.700%, 6/20/2061(c)	1,287
5,513	Government National Mortgage Association, 4.700%, 2/20/2062(c)	5,441
7,555	Government National Mortgage Association, 4.700%, 6/20/2062(c)	7,401
6,402	Government National Mortgage Association, 4.700%, 6/20/2063(c)	6,243
4,696	Government National Mortgage Association, 4.700%, 1/20/2064(c)	4,668
1,303	Government National Mortgage Association, 4.806%, 4/20/2061(c)	1,297
3,786	Government National Mortgage Association, 6.000%, 12/15/2031	4,011
15,273	Government National Mortgage Association, 6.500%, 5/15/2031	16,076
11,180	Government National Mortgage Association, 7.000%, 10/15/2028	11,390
348,370	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.816%, 7.317%, 2/20/2061(c)	357,138
442,409	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.890%, 7.341%, 2/20/2063(c)	451,538
255,408	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.103%, 7.556%, 5/20/2065(c)	261,302
342,208	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.165%, 7.612%, 3/20/2063(c)	351,829
365,253	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.197%, 7.640%, 6/20/2065(c)	374,462
221,829	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.302%, 7.756%, 2/20/2063(c)	226,205
		4,920,092
	Non-Agency Commercial Mortgage-Backed Securities — 3.4%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,442,928
740,099	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	789,574
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.352%, 10/15/2037(a)(c)	3,887,697
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.622%, 12/15/2038(a)(c)	1,800,283
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.097%, 5/15/2039(a)(c)	4,655,813
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,706,386
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$918,490	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	$916,292
959,168	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	951,719
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.362%, 10/15/2043(a)(c)	2,433,469
1,393,967	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	1,359,649
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.647%, 2/15/2039(a)(c)	3,245,575
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(c)	1,878,955
		25,068,340
	Treasuries — 52.4%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,648,787
1,145,000	U.S. Treasury Notes, 2.750%, 4/30/2027	1,121,429
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	69,253,100
46,670,000	U.S. Treasury Notes, 3.500%, 9/30/2026	46,540,564
5,525,000	U.S. Treasury Notes, 3.500%, 9/30/2029	5,508,598
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,274,693
2,605,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,608,765
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,666,207
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	27,226,162
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,564,744
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,482,407
42,930,000	U.S. Treasury Notes, 4.000%, 6/30/2028	43,572,273
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,919,616
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	9,038,391
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,353,373
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,793,420
5,655,000	U.S. Treasury Notes, 4.125%, 3/31/2029	5,783,342
3,850,000	U.S. Treasury Notes, 4.250%, 12/31/2025	3,867,445
12,050,000	U.S. Treasury Notes, 4.250%, 1/31/2026	12,114,957
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,469,158
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	14,013,171
6,735,000	U.S. Treasury Notes, 4.500%, 3/31/2026	6,806,033
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	20,817,483
5,565,000	U.S. Treasury Notes, 4.625%, 11/15/2026	5,676,083
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,615,447
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	19,120,137
9,130,000	U.S. Treasury Notes, 5.000%, 10/31/2025	9,230,573
		389,086,358
	Total Bonds and Notes (Identified Cost $708,123,719)	702,449,848

Principal Amount	Description	Value (†)

Short-Term Investments — 4.9%
$3,823,908	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $3,824,226 on 10/01/2024 collateralized by $3,687,400 U.S. Treasury Note, 4.500% due 5/31/2029 valued at $3,900,482 including accrued interest (Note 2 of Notes to Financial Statements)	$3,823,908
32,835,000	Federal Home Loan Bank Discount Notes, 4.600%–4.650%, 10/09/2024(d)(e)	32,796,829
	Total Short-Term Investments (Identified Cost $36,625,114)	36,620,737
	Total Investments — 99.6% (Identified Cost $744,748,833)	739,070,585
	Other assets less liabilities — 0.4%	3,128,887
	Net Assets — 100.0%	$742,199,472

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to $41,582,648 or 5.6% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of September 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of September 30, 2024
Loomis Sayles Limited Term Government and Agency Fund (continued)
Industry Summary at September 30, 2024
Treasuries	52.4%
Agency Commercial Mortgage-Backed Securities	24.8
Collateralized Mortgage Obligations	8.5
Non-Agency Commercial Mortgage-Backed Securities	3.4
Other Investments, less than 2% each	5.6
Short-Term Investments	4.9
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities
September 30, 2024

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,210,626,568	$2,463,702,505	$6,725,408,388
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(290,367,953)	605,901,580	7,999,624,097
Net unrealized appreciation on affiliated investments	—	—	17,757,637
Investments at value	7,920,258,615	3,069,604,085	14,876,638,050
Cash	898,085	110,417	—
Due from brokers (Note 2)	130,000	1,277,653	—
Foreign currency at value (identified cost $53, $18,442,435 and $0, respectively)	54	18,495,101	—
Receivable for Fund shares sold	21,772,658	2,072,625	13,730,274
Receivable for securities sold	271,886,664	8,880,913	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	738,766	—
Dividends and interest receivable	63,057,884	10,987,687	1,851,836
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	1,200,503	—
Tax reclaims receivable	—	368,741	10,439,673
Prepaid expenses	164	164	164
TOTAL ASSETS	8,278,004,124	3,113,736,655	14,902,659,997
LIABILITIES
Payable for securities purchased	295,814,671	17,086,405	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	18,734,181	—	—
Payable for Fund shares redeemed	4,450,683	1,694,328	11,213,659
Payable for variation margin on futures contracts (Note 2)	1,048,865	345,394	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	2,264,646	—
Foreign taxes payable (Note 2)	—	86,878	—
Due to brokers (Note 2)	—	738,766	—
Management fees payable (Note 6)	2,114,211	1,851,690	5,844,365
Deferred Trustees’ fees (Note 6)	922,550	407,914	920,744
Administrative fees payable (Note 6)	286,193	108,627	514,819
Payable to distributor (Note 6d)	69,562	52,498	216,411
Audit and tax services fees payable	60,738	63,061	45,505
Other accounts payable and accrued expenses	455,135	229,440	867,744
TOTAL LIABILITIES	323,956,789	24,929,647	19,623,247
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,954,047,335	$3,088,807,008	$14,883,036,750
NET ASSETS CONSIST OF:
Paid-in capital	$8,886,151,282	$2,316,788,997	$6,158,237,039
Accumulated earnings (loss)	(932,103,947)	772,018,011	8,724,799,711
NET ASSETS	$7,954,047,335	$3,088,807,008	$14,883,036,750
See accompanying notes to financial statements.
45 |

Statements of Assets and Liabilities (continued)
September 30, 2024
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$393,897,526	$593,001,173	$1,158,398,247
Shares of beneficial interest	33,554,425	22,327,886	45,199,709
Net asset value and redemption price per share	$11.74	$26.56	$25.63
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$12.26	$28.18	$27.19
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$23,846,232	$244,926,995	$103,944,529
Shares of beneficial interest	2,028,932	9,681,159	4,881,574
Net asset value and offering price per share	$11.75	$25.30	$21.29
Class N shares:
Net assets	$2,144,253,108	$298,559,385	$843,243,154
Shares of beneficial interest	180,776,920	11,066,053	29,454,922
Net asset value, offering and redemption price per share	$11.86	$26.98	$28.63
Class Y shares:
Net assets	$5,392,050,469	$1,952,319,455	$12,777,450,820
Shares of beneficial interest	454,915,858	72,453,247	447,699,493
Net asset value, offering and redemption price per share	$11.85	$26.95	$28.54

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 46

Statements of Assets and Liabilities (continued)
September 30, 2024

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$262,165,200	$744,748,833
Net unrealized appreciation (depreciation) on unaffiliated investments	2,349,524	(5,678,248)
Investments at value	264,514,724	739,070,585
Cash	252	—
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	1,148,395	1,295,573
Receivable for securities sold	220,013	20,485,790
Dividends and interest receivable	2,151,947	3,641,827
Prepaid expenses	164	164
TOTAL ASSETS	268,625,495	764,493,939
LIABILITIES
Payable for securities purchased	2,867,326	20,553,739
Payable for Fund shares redeemed	68,165	369,794
Payable for variation margin on futures contracts (Note 2)	68,712	—
Distributions payable	—	604,617
Management fees payable (Note 6)	26,422	152,182
Deferred Trustees’ fees (Note 6)	147,468	424,263
Administrative fees payable (Note 6)	9,474	26,640
Payable to distributor (Note 6d)	6,151	12,551
Audit and tax services fees payable	59,204	63,925
Other accounts payable and accrued expenses	27,270	86,756
TOTAL LIABILITIES	3,280,192	22,294,467
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$265,345,303	$742,199,472
NET ASSETS CONSIST OF:
Paid-in capital	$295,853,166	$815,335,807
Accumulated loss	(30,507,863)	(73,136,335)
NET ASSETS	$265,345,303	$742,199,472
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,089,118	$190,025,076
Shares of beneficial interest	319,290	17,443,185
Net asset value and redemption price per share	$9.67	$10.89
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.10	$11.14
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$740,209	$5,899,725
Shares of beneficial interest	76,256	542,921
Net asset value and offering price per share	$9.71	$10.87
Class N shares:
Net assets	$57,189,825	$56,786,740
Shares of beneficial interest	5,915,288	5,197,714
Net asset value, offering and redemption price per share	$9.67	$10.93
Class Y shares:
Net assets	$204,326,151	$489,487,931
Shares of beneficial interest	21,128,905	44,790,502
Net asset value, offering and redemption price per share	$9.67	$10.93

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
47 |

Statements of Operations
For the Year Ended September 30, 2024

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$340,950,827	$45,105,301	$7,541,105
Dividends	—	23,319,845	67,822,645
Less net foreign taxes withheld	(11,687)	(918,015)	(1,966,047)
	340,939,140	67,507,131	73,397,703
Expenses
Management fees (Note 6)	23,565,746	21,777,170	65,544,516
Service and distribution fees (Note 6)	1,245,380	3,863,770	3,511,672
Administrative fees (Note 6)	3,311,884	1,320,838	5,906,667
Trustees' fees and expenses (Note 6)	411,803	179,881	616,788
Transfer agent fees and expenses (Notes 6, 7 and 8)	5,565,236	2,436,306	11,958,036
Audit and tax services fees	59,317	63,259	47,143
Custodian fees and expenses	245,801	202,501	460,963
Legal fees	292,594	116,590	518,920
Registration fees	248,949	101,606	193,149
Shareholder reporting expenses	307,422	151,841	677,077
Miscellaneous expenses	285,216	126,478	511,660
Total expenses	35,539,348	30,340,240	89,946,591
Less waiver and/or expense reimbursement (Note 6)	(214,658)	—	(412,556)
Less expense offset (Note 8)	(86,371)	(13,556)	(367,962)
Net expenses	35,238,319	30,326,684	89,166,073
Net investment income (loss)	305,700,821	37,180,447	(15,768,370)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(51,157,598)	155,380,656	832,628,749
Futures contracts	10,546,889	2,490,326	—
Forward foreign currency contracts (Note 2e)	—	2,549,097	—
Foreign currency transactions (Note 2d)	(327,416)	369,191	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	539,212,494	531,798,963	3,503,483,802
Affiliated investments	—	—	17,757,637
Futures contracts	24,747,570	3,424,411	—
Forward foreign currency contracts (Note 2e)	—	521,874	—
Foreign currency translations (Note 2d)	(140,147)	246,885	99,489
Net realized and unrealized gain on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	522,881,792	696,781,403	4,353,969,677
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$828,582,613	$733,961,850	$4,338,201,307
See accompanying notes to financial statements.
| 48

Statements of Operations (continued)
For the Year Ended September 30, 2024

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$13,468,700	$32,570,544
Less net foreign taxes withheld	(495)	—
	13,468,205	32,570,544
Expenses
Management fees (Note 6)	734,155	2,370,346
Service and distribution fees (Note 6)	18,051	579,557
Administrative fees (Note 6)	132,825	337,864
Trustees' fees and expenses (Note 6)	47,776	105,068
Transfer agent fees and expenses (Notes 6, 7 and 8)	199,872	696,381
Audit and tax services fees	59,167	63,781
Custodian fees and expenses	23,984	36,137
Legal fees	13,125	30,229
Registration fees	87,112	104,425
Shareholder reporting expenses	22,132	57,158
Miscellaneous expenses	42,570	50,650
Total expenses	1,380,769	4,431,596
Less waiver and/or expense reimbursement (Note 6)	(214,821)	(466,336)
Less expense offset (Note 8)	(1,383)	(42,697)
Net expenses	1,164,565	3,922,563
Net investment income	12,303,640	28,647,981
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	(1,106,271)	1,598,722
Futures contracts	223,554	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,828,012	22,651,361
Futures contracts	491,761	—
Net realized and unrealized gain on Investments and Futures contracts	16,437,056	24,250,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,740,696	$52,898,064
See accompanying notes to financial statements.
49 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Year Ended September 30,2024	Year Ended September 30,2023	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$305,700,821	$230,602,339	$37,180,447	$34,175,709
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(40,938,125)	(259,997,860)	160,789,270	103,329,063
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	563,819,917	70,468,730	535,992,133	369,524,598
Net increase in net assets resulting from operations	828,582,613	41,073,209	733,961,850	507,029,370
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,488,385)	(14,223,494)	(19,252,001)	(46,037,953)
Class C	(866,867)	(1,000,231)	(9,934,162)	(28,653,920)
Class N	(89,495,469)	(75,521,129)	(11,641,729)	(23,349,603)
Class Y	(203,503,847)	(146,856,134)	(71,141,366)	(167,186,118)
Total distributions	(309,354,568)	(237,600,988)	(111,969,258)	(265,227,594)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	721,810,136	998,143,455	(229,498,168)	(506,795,479)
Net increase (decrease) in net assets	1,241,038,181	801,615,676	392,494,424	(264,993,703)
NET ASSETS
Beginning of the year	6,713,009,154	5,911,393,478	2,696,312,584	2,961,306,287
End of the year	$7,954,047,335	$6,713,009,154	$3,088,807,008	$2,696,312,584
See accompanying notes to financial statements.
| 50

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Year Ended September 30,2024	Year Ended September 30,2023	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(15,768,370)	$(19,364,839)	$12,303,640	$10,815,532
Net realized gain (loss) on investments and futures contracts	832,628,749	623,787,240	(882,717)	(11,692,886)
Net change in unrealized appreciation on investments, futures contracts and foreign currency translations	3,521,340,928	2,716,623,774	17,319,773	8,549,222
Net increase in net assets resulting from operations	4,338,201,307	3,321,046,175	28,740,696	7,671,868
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(61,797,811)	(87,496,281)	(166,192)	(458,681)
Class C	(6,693,261)	(11,157,335)	(24,316)	(16,463)
Class N	(42,231,293)	(94,252,383)	(2,419,149)	(924,081)
Class Y	(605,668,194)	(1,021,376,434)	(9,767,575)	(9,622,358)
Total distributions	(716,390,559)	(1,214,282,433)	(12,377,232)	(11,021,583)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	461,085,826	(794,319,290)	(96,132,973)	55,500,864
Net increase (decrease) in net assets	4,082,896,574	1,312,444,452	(79,769,509)	52,151,149
NET ASSETS
Beginning of the year	10,800,140,176	9,487,695,724	345,114,812	292,963,663
End of the year	$14,883,036,750	$10,800,140,176	$265,345,303	$345,114,812
See accompanying notes to financial statements.
51 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Year Ended September 30,2024	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$28,647,981	$22,918,860
Net realized gain (loss) on investments	1,598,722	(11,880,518)
Net change in unrealized appreciation on investments	22,651,361	7,382,057
Net increase in net assets resulting from operations	52,898,064	18,420,399
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,913,298)	(7,482,280)
Class C	(223,666)	(275,385)
Class N	(2,090,215)	(1,508,048)
Class Y	(20,081,802)	(15,806,812)
Total distributions	(30,308,981)	(25,072,525)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(30,142,985)	(15,089,643)
Net decrease in net assets	(7,553,902)	(21,741,769)
NET ASSETS
Beginning of the year	749,753,374	771,495,143
End of the year	$742,199,472	$749,753,374
See accompanying notes to financial statements.
| 52

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.93	$11.20	$13.59	$14.08	$13.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.38	0.26	0.21	0.26
Net realized and unrealized gain (loss)	0.82	(0.25)	(2.30)	(0.13)	0.86
Total from Investment Operations	1.26	0.13	(2.04)	0.08	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.40)	(0.32)	(0.29)	(0.29)
Net realized capital gains	—	—	(0.03)	(0.28)	—
Total Distributions	(0.45)	(0.40)	(0.35)	(0.57)	(0.29)
Net asset value, end of the period	$11.74	$10.93	$11.20	$13.59	$14.08
Total return(b)	11.77%(c)	1.04%(c)	(15.24)%(c)	0.53%	8.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$393,898	$376,624	$428,825	$747,497	$617,609
Net expenses	0.74%(d)	0.74%(d)	0.73%(d)(e)	0.71%	0.72%(f)
Gross expenses	0.75%	0.75%	0.74%	0.71%	0.72%
Net investment income	3.89%	3.33%	2.08%	1.51%	1.88%
Portfolio turnover rate	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(f)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.94	$11.21	$13.60	$14.09	$13.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.30	0.17	0.10	0.15
Net realized and unrealized gain (loss)	0.82	(0.26)	(2.30)	(0.13)	0.88
Total from Investment Operations	1.18	0.04	(2.13)	(0.03)	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.31)	(0.23)	(0.18)	(0.19)
Net realized capital gains	—	—	(0.03)	(0.28)	—
Total Distributions	(0.37)	(0.31)	(0.26)	(0.46)	(0.19)
Net asset value, end of the period	$11.75	$10.94	$11.21	$13.60	$14.09
Total return(b)	10.91%(c)	0.26%(c)	(15.88)%(c)	(0.24)%	7.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$23,846	$30,402	$48,679	$95,755	$132,590
Net expenses	1.49%(d)	1.49%(d)	1.48%(d)(e)	1.46%	1.47%(f)
Gross expenses	1.50%	1.50%	1.49%	1.46%	1.47%
Net investment income	3.14%	2.57%	1.33%	0.75%	1.13%
Portfolio turnover rate	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(f)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.04	$11.31	$13.72	$14.21	$13.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.43	0.31	0.26	0.30
Net realized and unrealized gain (loss)	0.82	(0.26)	(2.32)	(0.14)	0.88
Total from Investment Operations	1.31	0.17	(2.01)	0.12	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.44)	(0.37)	(0.33)	(0.34)
Net realized capital gains	—	—	(0.03)	(0.28)	—
Total Distributions	(0.49)	(0.44)	(0.40)	(0.61)	(0.34)
Net asset value, end of the period	$11.86	$11.04	$11.31	$13.72	$14.21
Total return	12.13%	1.37%	(14.94)%	0.86%	8.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,144,253	$2,015,457	$1,890,793	$2,563,736	$2,682,487
Net expenses	0.39%	0.40%	0.38%(b)	0.38%	0.38%(c)
Gross expenses	0.39%	0.40%	0.38%	0.38%	0.38%
Net investment income	4.24%	3.69%	2.47%	1.84%	2.21%
Portfolio turnover rate	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(c)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.03	$11.30	$13.71	$14.20	$13.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.42	0.30	0.24	0.29
Net realized and unrealized gain (loss)	0.82	(0.26)	(2.32)	(0.13)	0.88
Total from Investment Operations	1.30	0.16	(2.02)	0.11	1.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.43)	(0.36)	(0.32)	(0.33)
Net realized capital gains	—	—	(0.03)	(0.28)	—
Total Distributions	(0.48)	(0.43)	(0.39)	(0.60)	(0.33)
Net asset value, end of the period	$11.85	$11.03	$11.30	$13.71	$14.20
Total return	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%	8.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,392,050	$4,290,526	$3,543,096	$5,442,563	$5,846,057
Net expenses	0.49%(c)	0.49%(c)	0.48%(c)(d)	0.46%	0.47%(e)
Gross expenses	0.50%	0.50%	0.49%	0.46%	0.47%
Net investment income	4.15%	3.60%	2.35%	1.76%	2.11%
Portfolio turnover rate	170%	168%	280%	266%	359%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.45	$19.94	$28.86	$26.23	$23.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.23	0.13	0.06	0.10
Net realized and unrealized gain (loss)	5.73	3.31	(6.89)	4.18	3.05
Total from Investment Operations	6.00	3.54	(6.76)	4.24	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—	—	(0.13)	(0.12)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(0.89)	(2.03)	(2.16)	(1.61)	(0.68)
Net asset value, end of the period	$26.56	$21.45	$19.94	$28.86	$26.23
Total return(b)	28.61%	18.67%	(25.59)%	16.73%	13.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$593,001	$474,968	$482,031	$737,469	$632,479
Net expenses	1.16%	1.17%	1.14%	1.13%	1.15%
Gross expenses	1.16%	1.17%	1.14%	1.13%	1.15%
Net investment income	1.14%	1.09%	0.52%	0.23%	0.42%
Portfolio turnover rate	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$20.59	$19.34	$28.26	$25.78	$23.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.07	(0.06)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	5.47	3.21	(6.70)	4.10	2.99
Total from Investment Operations	5.56	3.28	(6.76)	3.96	2.91
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Net asset value, end of the period	$25.30	$20.59	$19.34	$28.26	$25.78
Total return(b)	27.63%	17.84%	(26.16)%	15.85%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$244,927	$256,487	$302,501	$503,073	$483,814
Net expenses	1.91%	1.92%	1.89%	1.88%	1.90%
Gross expenses	1.91%	1.92%	1.89%	1.88%	1.90%
Net investment income (loss)	0.40%	0.33%	(0.23)%	(0.52)%	(0.33)%
Portfolio turnover rate	22%	19%	35%	45%	37%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.78	$20.14	$29.09	$26.42	$23.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.31	0.22	0.15	0.18
Net realized and unrealized gain (loss)	5.80	3.36	(6.96)	4.21	3.07
Total from Investment Operations	6.16	3.67	(6.74)	4.36	3.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	—	(0.05)	(0.21)	(0.19)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(0.96)	(2.03)	(2.21)	(1.69)	(0.75)
Net asset value, end of the period	$26.98	$21.78	$20.14	$29.09	$26.42
Total return	29.01%	19.16%	(25.36)%	17.10%	13.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$298,559	$266,298	$243,862	$350,222	$264,338
Net expenses	0.82%	0.82%	0.81%	0.81%	0.82%
Gross expenses	0.82%	0.82%	0.81%	0.81%	0.82%
Net investment income	1.48%	1.43%	0.87%	0.55%	0.76%
Portfolio turnover rate	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.75	$20.14	$29.09	$26.42	$23.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.29	0.20	0.13	0.16
Net realized and unrealized gain (loss)	5.80	3.35	(6.96)	4.21	3.07
Total from Investment Operations	6.14	3.64	(6.76)	4.34	3.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	—	(0.03)	(0.19)	(0.17)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)
Total Distributions	(0.94)	(2.03)	(2.19)	(1.67)	(0.73)
Net asset value, end of the period	$26.95	$21.75	$20.14	$29.09	$26.42
Total return	28.93%	19.00%	(25.41)%	17.02%	13.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,952,319	$1,698,560	$1,932,913	$3,286,680	$2,660,927
Net expenses	0.91%	0.92%	0.89%	0.88%	0.90%
Gross expenses	0.91%	0.92%	0.89%	0.88%	0.90%
Net investment income	1.39%	1.33%	0.77%	0.48%	0.67%
Portfolio turnover rate	22%	19%	35%	45%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$19.58	$16.45	$23.85	$20.72	$16.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)	(0.08)	(0.06)	(0.05)	0.01
Net realized and unrealized gain (loss)	7.53	5.89	(6.10)	4.17	5.14
Total from Investment Operations	7.45	5.81	(6.16)	4.12	5.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.40)	(2.68)	(1.24)	(0.99)	(0.45)
Net asset value, end of the period	$25.63	$19.58	$16.45	$23.85	$20.72
Total return(b)	39.80%	40.67%	(27.48)%	20.43%	32.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,158,398	$798,843	$1,164,116	$1,740,523	$1,477,915
Net expenses	0.91%	0.92%	0.90%	0.89%	0.90%
Gross expenses	0.94%(c)	0.92%	0.90%	0.89%	0.90%
Net investment income (loss)	(0.35)%	(0.43)%	(0.30)%	(0.22)%	0.04%
Portfolio turnover rate	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$16.60	$14.42	$21.21	$18.66	$14.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.21)	(0.18)	(0.20)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	6.30	5.04	(5.35)	3.74	4.64
Total from Investment Operations	6.09	4.86	(5.55)	3.54	4.53
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Net asset value, end of the period	$21.29	$16.60	$14.42	$21.21	$18.66
Total return(b)	38.69%	39.68%	(28.05)%	19.55%	31.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$103,945	$78,116	$65,977	$127,003	$128,764
Net expenses	1.66%	1.67%	1.65%	1.63%	1.65%
Gross expenses	1.66%	1.67%	1.65%	1.63%	1.65%
Net investment loss	(1.10)%	(1.18)%	(1.05)%	(0.97)%	(0.71)%
Portfolio turnover rate	10%	13%	20%	9%	19%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.66	$17.87	$25.73	$22.26	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.02)	0.01	0.02	0.07
Net realized and unrealized gain (loss)	8.37	6.49	(6.63)	4.49	5.53
Total from Investment Operations	8.37	6.47	(6.62)	4.51	5.60
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.05)	(0.11)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.40)	(2.68)	(1.24)	(1.04)	(0.51)
Net asset value, end of the period	$28.63	$21.66	$17.87	$25.73	$22.26
Total return	40.25%	41.19%	(27.25)%	20.80%	33.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$843,243	$718,311	$663,001	$806,186	$579,571
Net expenses	0.57%	0.58%	0.57%	0.56%	0.57%
Gross expenses	0.57%	0.58%	0.57%	0.56%	0.57%
Net investment income (loss)	(0.01)%	(0.08)%	0.04%	0.09%	0.38%
Portfolio turnover rate	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$21.61	$17.86	$25.73	$22.26	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.03)	(0.01)	0.01	0.05
Net realized and unrealized gain (loss)	8.35	6.46	(6.62)	4.48	5.53
Total from Investment Operations	8.33	6.43	(6.63)	4.49	5.58
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.03)	(0.09)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)
Total Distributions	(1.40)	(2.68)	(1.24)	(1.02)	(0.49)
Net asset value, end of the period	$28.54	$21.61	$17.86	$25.73	$22.26
Total return	40.15%	40.97%	(27.29)%	20.72%	33.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,777,451	$9,204,871	$7,594,603	$11,094,922	$9,313,775
Net expenses	0.66%	0.67%	0.65%	0.64%	0.65%
Gross expenses	0.66%	0.67%	0.65%	0.64%	0.65%
Net investment income (loss)	(0.10)%	(0.17)%	(0.05)%	0.02%	0.27%
Portfolio turnover rate	10%	13%	20%	9%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.16	$9.23	$10.58	$10.99	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.29	0.15	0.11	0.19
Net realized and unrealized gain (loss)	0.52	(0.06)	(1.30)	(0.11)	0.54
Total from Investment Operations	0.89	0.23	(1.15)	(0.00)(b)	0.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.30)	(0.15)	(0.12)	(0.20)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.38)	(0.30)	(0.20)	(0.41)	(0.25)
Net asset value, end of the period	$9.67	$9.16	$9.23	$10.58	$10.99
Total return(c)(d)	9.86%	2.53%	(10.98)%	(0.06)%	7.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,089	$7,150	$18,077	$20,942	$19,962
Net expenses(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.73%	0.71%	0.68%	0.70%	0.72%
Net investment income	3.92%	3.12%	1.49%	1.03%	1.78%
Portfolio turnover rate	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.19	$9.27	$10.62	$11.02	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.24	0.06	0.03	0.11
Net realized and unrealized gain (loss)	0.53	(0.08)	(1.29)	(0.11)	0.54
Total from Investment Operations	0.83	0.16	(1.23)	(0.08)	0.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.24)	(0.07)	(0.03)	(0.12)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.31)	(0.24)	(0.12)	(0.32)	(0.17)
Net asset value, end of the period	$9.71	$9.19	$9.27	$10.62	$11.02
Total return(b)(c)	9.17%	1.69%	(11.65)%	(0.76)%	6.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$740	$698	$174	$315	$668
Net expenses(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.48%	1.46%	1.43%	1.45%	1.46%
Net investment income	3.21%	2.53%	0.60%	0.30%	1.00%
Portfolio turnover rate	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.16	$9.22	$10.57	$10.98	$10.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.33	0.18	0.14	0.22
Net realized and unrealized gain (loss)	0.52	(0.06)	(1.30)	(0.11)	0.54
Total from Investment Operations	0.92	0.27	(1.12)	0.03	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.33)	(0.18)	(0.15)	(0.23)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.41)	(0.33)	(0.23)	(0.44)	(0.28)
Net asset value, end of the period	$9.67	$9.16	$9.22	$10.57	$10.98
Total return(b)	10.21%	2.97%	(10.73)%	0.25%	7.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$57,190	$55,983	$19,294	$20,094	$3,307
Net expenses(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.40%	0.39%	0.37%	0.38%	0.43%
Net investment income	4.25%	3.60%	1.80%	1.32%	2.09%
Portfolio turnover rate	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$9.16	$9.23	$10.58	$10.99	$10.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.32	0.17	0.14	0.21
Net realized and unrealized gain (loss)	0.52	(0.06)	(1.29)	(0.11)	0.54
Total from Investment Operations	0.91	0.26	(1.12)	0.03	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.33)	(0.18)	(0.15)	(0.22)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)
Total Distributions	(0.40)	(0.33)	(0.23)	(0.44)	(0.27)
Net asset value, end of the period	$9.67	$9.16	$9.23	$10.58	$10.99
Total return(b)	10.15%	2.81%	(10.76)%	0.20%	7.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$204,326	$281,284	$255,418	$340,326	$293,577
Net expenses(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.48%	0.46%	0.44%	0.45%	0.47%
Net investment income	4.18%	3.47%	1.70%	1.28%	2.01%
Portfolio turnover rate	132%	138%	144%	100%	123%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.57	$10.65	$11.40	$11.54	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.32	0.07	0.04	0.11
Net realized and unrealized gain (loss)	0.35	(0.04)	(0.72)	(0.11)	0.25
Total from Investment Operations	0.74	0.28	(0.65)	(0.07)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.36)	(0.10)	(0.07)	(0.16)
Net asset value, end of the period	$10.89	$10.57	$10.65	$11.40	$11.54
Total return(b)	7.09%(c)	2.64%(c)	(5.75)%(c)	(0.58)%(c)	3.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$190,025	$209,032	$246,532	$287,244	$296,217
Net expenses	0.70%(d)(e)	0.69%(d)(f)	0.69%(d)(f)	0.73%(d)(f)(g)	0.78%(h)
Gross expenses	0.78%(e)(i)	0.77%(f)	0.72%(f)	0.73%(f)	0.78%
Net investment income	3.65%	3.04%	0.65%	0.36%	0.93%
Portfolio turnover rate	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of 0.01%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.76%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.54	$10.62	$11.38	$11.54	$11.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.31	0.24	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss)	0.35	(0.04)	(0.71)	(0.11)	0.24
Total from Investment Operations	0.66	0.20	(0.73)	(0.16)	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.28)	(0.03)	(0.00)(b)	(0.07)
Net asset value, end of the period	$10.87	$10.54	$10.62	$11.38	$11.54
Total return(c)	6.40%(d)	1.86%(d)	(6.43)%(d)	(1.35)%(d)	2.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,900	$8,510	$14,145	$24,922	$19,628
Net expenses	1.45%(e)	1.45%(e)	1.45%(e)	1.48%(e)(f)	1.53%(g)
Gross expenses	1.52%	1.53%	1.48%	1.49%	1.53%
Net investment income (loss)	2.90%	2.24%	(0.16)%	(0.40)%	0.18%
Portfolio turnover rate	217%	267%	203%	247%	319%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.60	$10.68	$11.43	$11.57	$11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.37	0.11	0.08	0.14
Net realized and unrealized gain (loss)	0.35	(0.06)	(0.73)	(0.11)	0.26
Total from Investment Operations	0.78	0.31	(0.62)	(0.03)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.39)	(0.13)	(0.11)	(0.20)
Net asset value, end of the period	$10.93	$10.60	$10.68	$11.43	$11.57
Total return(b)	7.50%	2.94%	(5.45)%	(0.25)%	3.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$56,787	$45,716	$19,656	$12,972	$11,035
Net expenses(c)	0.40%	0.40%	0.39%	0.40%(d)	0.45%(e)
Gross expenses	0.43%	0.43%	0.40%	0.41%	0.46%
Net investment income	3.96%	3.44%	1.03%	0.68%	1.20%
Portfolio turnover rate	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
(e)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.60	$10.69	$11.43	$11.57	$11.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.35	0.10	0.07	0.13
Net realized and unrealized gain (loss)	0.35	(0.05)	(0.72)	(0.11)	0.25
Total from Investment Operations	0.77	0.30	(0.62)	(0.04)	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.39)	(0.12)	(0.10)	(0.19)
Net asset value, end of the period	$10.93	$10.60	$10.69	$11.43	$11.57
Total return	7.45%(b)	2.79%(b)	(5.42)%(b)	(0.33)%(b)	3.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$489,488	$486,496	$491,162	$707,904	$691,616
Net expenses	0.45%(c)	0.45%(c)	0.45%(c)	0.48%(c)(d)	0.53%(e)
Gross expenses	0.52%	0.53%	0.48%	0.49%	0.53%
Net investment income	3.90%	3.30%	0.87%	0.61%	1.11%
Portfolio turnover rate	217%	267%	203%	247%	319%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
See accompanying notes to financial statements.
| 72

Notes to Financial Statements
September 30, 2024
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Effective February 1, 2024, Growth Fund's principal investment strategies disclosure was amended to permit the Fund to invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
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most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
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based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
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issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject
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to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, defaulted and/or non-income producing securities, return of capital distributions received, deferred Trustees' fees, trust preferred securities and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, defaulted and/or non-income producing securities, dividends payable, return of capital distributions received, straddle loss deferral adjustments, trust preferred securities and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$309,354,568	$ —	$309,354,568	$237,600,988	$ —	$237,600,988
Global Allocation Fund	8,998,448	102,970,810	111,969,258	—	265,227,594	265,227,594
Growth Fund	—	716,390,559	716,390,559	1,801,992	1,212,480,441	1,214,282,433
Intermediate Duration Bond Fund	12,377,232	—	12,377,232	11,021,583	—	11,021,583
Limited Term Government and Agency Fund	30,308,981	—	30,308,981	25,072,525	—	25,072,525
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions
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Notes to Financial Statements (continued)
September 30, 2024
to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Undistributed ordinary income	$13,904,305	$28,335,154	$ —	$215,534	$880,763
Undistributed long-term capital gains	—	158,126,412	799,272,492	—	—
Total undistributed earnings	13,904,305	186,461,566	799,272,492	215,534	880,763
Capital loss carryforward:
Short-term:
No expiration date	(235,455,528)	—	—	(17,851,111)	(8,502,664)
Long-term:
No expiration date	(391,365,148)	—	—	(15,017,980)	(57,677,795)
Total capital loss carryforward	(626,820,676)	—	—	(32,869,091)	(66,180,459)
Late-year ordinary and post-October capital loss deferrals*	—	—	(10,469,076)	—	—
Unrealized appreciation (depreciation)	(318,265,025)	585,964,358	7,936,917,039	2,293,162	(6,807,759)
Total accumulated earnings (losses)	$(931,181,396)	$772,425,924	$8,725,720,455	$(30,360,395)	$(72,107,455)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring net operating losses.

As of September 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,238,316,687	$2,483,439,193	$6,939,639,607	$262,221,562	$745,878,344
Gross tax appreciation	$101,106,554	$659,669,366	$8,296,985,568	$4,704,772	$4,373,073
Gross tax depreciation	(419,164,626)	(73,663,489)	(359,987,125)	(2,411,610)	(11,180,832)
Net tax appreciation (depreciation)	$(318,058,072)	$586,005,877	$7,936,998,443	$2,293,162	$(6,807,759)
The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to capital gains taxes and foreign exchange gains or losses.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents securities received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
o. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
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Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2024, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$24,715,509	$8,495	$24,724,004
Collateralized Mortgage Obligations	—	71,924,447	243,532	72,167,979
All Other Non-Convertible Bonds(a)	—	7,144,260,257	—	7,144,260,257
Total Non-Convertible Bonds	—	7,240,900,213	252,027	7,241,152,240
Municipals(a)	—	8,316,608	—	8,316,608
Total Bonds and Notes	—	7,249,216,821	252,027	7,249,468,848
Collateralized Loan Obligations	—	305,171,410	—	305,171,410
Short-Term Investments	—	365,618,357	—	365,618,357
Total Investments	—	7,920,006,588	252,027	7,920,258,615
Futures Contracts (unrealized appreciation)	62,609	—	—	62,609
Total	$62,609	$7,920,006,588	$252,027	$7,920,321,224

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(417,257)	$ —	$ —	$(417,257)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 80

Notes to Financial Statements (continued)
September 30, 2024

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$ —	$32,057,695	$ —	$32,057,695
Japan	—	62,427,775	—	62,427,775
Netherlands	—	58,045,516	—	58,045,516
Sweden	—	77,953,026	—	77,953,026
Taiwan	—	67,876,938	—	67,876,938
United Kingdom	—	75,767,611	—	75,767,611
United States	1,601,336,155	34,443,767	—	1,635,779,922
All Other Common Stocks(a)	76,571,410	—	—	76,571,410
Total Common Stocks	1,677,907,565	408,572,328	—	2,086,479,893
Bonds and Notes(a)	—	926,915,700	—	926,915,700
Senior Loans(a)	—	18,443,947	—	18,443,947
Short-Term Investments	—	37,764,545	—	37,764,545
Total Investments	1,677,907,565	1,391,696,520	—	3,069,604,085
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,200,503	—	1,200,503
Futures Contracts (unrealized appreciation)	391,616	—	—	391,616
Total	$1,678,299,181	$1,392,897,023	$ —	$3,071,196,204

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(2,264,646)	$ —	$(2,264,646)
Futures Contracts (unrealized depreciation)	(70,759)	—	—	(70,759)
Total	$(70,759)	$(2,264,646)	$ —	$(2,335,405)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,710,558,340	$ —	$ —	$14,710,558,340
Affiliated Exchange-Traded Funds	151,605,565	—	—	151,605,565
Short-Term Investments	—	14,474,145	—	14,474,145
Total Investments	$14,862,163,905	$14,474,145	$—	$14,876,638,050

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
81 |

Notes to Financial Statements (continued)
September 30, 2024

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$1,280	$1,280
Collateralized Mortgage Obligations	—	2,762,885	136	2,763,021
All Other Bonds and Notes(a)	—	257,207,093	—	257,207,093
Total Bonds and Notes	—	259,969,978	1,416	259,971,394
Short-Term Investments	—	4,543,330	—	4,543,330
Total Investments	—	264,513,308	1,416	264,514,724
Futures Contracts (unrealized appreciation)	4,443	—	—	4,443
Total	$4,443	$264,513,308	$1,416	$264,519,167

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(8,267)	$ —	$ —	$(8,267)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,981	$7,981
Collateralized Mortgage Obligations	—	56,682,728	6,299,729	62,982,457
All Other Bonds and Notes(a)	—	639,459,410	—	639,459,410
Total Bonds and Notes	—	696,142,138	6,307,710	702,449,848
Short-Term Investments	—	36,620,737	—	36,620,737
Total Investments	$—	$732,762,875	$6,307,710	$739,070,585

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 82

Notes to Financial Statements (continued)
September 30, 2024
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or September 30, 2024:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$ —	$11	$ —	$(1,546)	$10,030	$ —	$8,495	$11
Collateralized Mortgage Obligations	96,178	—	293	(108)	2,415	(105,554)	250,308	—	243,532	(290)
Total	$96,178	$ —	$293	$(97)	$2,415	$(107,100)	$260,338	$ —	$252,027	$(279)
Debt securities valued at $260,338 were transferred from Level 2 to Level 3 during the period ended September 30, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
ABS Home Equity	$ —	$ —	$ —	$2	$ —	$(233)	$1,511	$ —	$1,280	$2
Collateralized Mortgage Obligations	166	—	—	8	—	(38)	—	—	136	3
Total	$166	$ —	$ —	$10	$ —	$(271)	$1,511	$ —	$1,416	$5
A debt security valued at $1,511 was transferred from Level 2 to Level 3 during the period ended September 30, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with
83 |

Notes to Financial Statements (continued)
September 30, 2024
the Fund's valuation policies. At September 30, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
ABS Home Equity	$8,600	$ —	$14	$803	$ —	$(1,436)	$ —	$ —	$7,981	$629
Collateralized Mortgage Obligations	5,420,801	—	2,640	162,121	10,090	(1,982,839)	2,686,916	—	6,299,729	100,942
Total	$5,429,401	$ —	$2,654	$162,924	$10,090	$(1,984,275)	$2,686,916	$ —	$6,307,710	$101,571
Debt securities valued at $2,686,916 were transferred from Level 2 to Level 3 during the period ended September 30, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended September 30, 2024, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the year ended September 30, 2024, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$62,609
| 84

Notes to Financial Statements (continued)
September 30, 2024

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(417,257)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$10,546,889

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$24,747,570
The following is a summary of derivative instruments for Global Allocation Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$1,200,503	$ —	$1,200,503
Exchange-traded asset derivatives
Interest rate contracts	—	391,616	391,616
Total asset derivatives	$1,200,503	$391,616	$1,592,119

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,264,646)	$ —	$(2,264,646)
Exchange-traded liability derivatives
Interest rate contracts	—	(70,759)	(70,759)
Total liability derivatives	$(2,264,646)	$(70,759)	$(2,335,405)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

85 |

Notes to Financial Statements (continued)
September 30, 2024
Transactions in derivative instruments for Global Allocation Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$2,490,326
Foreign exchange contracts	2,549,097	—
Total	$2,549,097	$2,490,326

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$3,424,411
Foreign exchange contracts	521,874	—
Total	$521,874	$3,424,411
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of September 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$4,443

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(8,267)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the year ended September 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$223,554

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$491,761
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 86

Notes to Financial Statements (continued)
September 30, 2024
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended September 30, 2024:
Core Plus Bond Fund	Futures
Average Notional Amount Outstanding	12.30%
Highest Notional Amount Outstanding	20.40%
Lowest Notional Amount Outstanding	3.09%
Notional Amount Outstanding as of September 30, 2024	3.09%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	8.94%	9.16%
Highest Notional Amount Outstanding	9.77%	11.38%
Lowest Notional Amount Outstanding	8.23%	7.07%
Notional Amount Outstanding as of September 30, 2024	8.66%	9.56%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	6.52%
Highest Notional Amount Outstanding	7.36%
Lowest Notional Amount Outstanding	6.13%
Notional Amount Outstanding as of September 30, 2024	6.50%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of September 30, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$586,651	$(586,651)	$ —	$ —	$ —
Morgan Stanley Capital Services LLC	613,852	(127,332)	486,520	(486,520)	—
	$1,200,503	$(713,983)	$486,520	$(486,520)	$ —

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(1,484,134)	$586,651	$(897,483)	$617,653	$(279,830)
HSBC Bank USA N.A.	(494,165)	—	(494,165)	480,000	(14,165)
87 |

Notes to Financial Statements (continued)
September 30, 2024

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Morgan Stanley Capital Services LLC	$(127,332)	$127,332	$ —	$ —	$ —
UBS AG	(159,015)	—	(159,015)	159,015	—
	$(2,264,646)	$713,983	$(1,550,663)	$1,256,668	$(293,995)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$11,330,475,238	$10,868,634,105	$988,032,810	$824,424,648
Global Allocation Fund	81,921,219	57,626,661	557,447,515	891,006,520
Growth Fund	—	—	1,257,549,740	1,344,760,250
Intermediate Duration Bond Fund	93,070,354	149,999,170	288,603,907	324,432,241
Limited Term Government and Agency Fund	1,533,218,167	1,583,563,657	4,837,349	11,424,502
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 88

Notes to Financial Statements (continued)
September 30, 2024
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended September 30, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
89 |

Notes to Financial Statements (continued)
September 30, 2024
For the year ended September 30, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$11,782,873	$ —	$ —	$11,782,873	0.16%	0.16%
Global Allocation Fund	21,777,170	—	—	21,777,170	0.74%	0.74%
Growth Fund	65,544,516	—	412,556	65,131,960	0.50%	0.50%
Intermediate Duration Bond Fund	734,155	212,968	—	521,187	0.25%	0.18%
Limited Term Government and Agency Fund	2,370,346	464,364	—	1,905,982	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2025.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$15,909	$1,103	$ —	$197,646	$214,658
For the year ended September 30, 2024, the advisory administration fees for Core Plus Bond Fund were $11,782,873 (effective rate of 0.16% of average daily net assets).
No expenses were recovered for any of the Funds during the year ended September 30, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended September 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$972,897	$68,121	$204,362
Global Allocation Fund	1,341,513	630,564	1,891,693
Growth Fund	2,554,427	239,311	717,934
Intermediate Duration Bond Fund	10,747	1,826	5,478
Limited Term Government and Agency Fund	507,881	17,919	53,757
For the year ended September 30, 2024, Natixis Distribution refunded Limited Term Government and Agency Fund $2,472 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
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Notes to Financial Statements (continued)
September 30, 2024
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$3,311,884
Global Allocation Fund	1,320,838
Growth Fund	5,906,667
Intermediate Duration Bond Fund	132,825
Limited Term Government and Agency Fund	337,864
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$5,220,392
Global Allocation Fund	2,335,366
Growth Fund	10,966,979
Intermediate Duration Bond Fund	188,276
Limited Term Government and Agency Fund	474,497
As of September 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$69,562
Global Allocation Fund	52,498
Growth Fund	216,411
Intermediate Duration Bond Fund	6,151
Limited Term Government and Agency Fund	12,551
91 |

Notes to Financial Statements (continued)
September 30, 2024
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended September 30, 2024 were as follows:
Fund	Commissions
Core Plus Bond Fund	$37,569
Global Allocation Fund	51,336
Growth Fund	443,546
Intermediate Duration Bond Fund	1,083
Limited Term Government and Agency Fund	47,150
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
| 92

Notes to Financial Statements (continued)
September 30, 2024
g. Affiliated Ownership. As of September 30, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Core Plus Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.19%
Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.74%
Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.80%
Loomis Sayles Funded Pension Plan and Trust	0.10%
0.90%
Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.36%
Loomis Sayles Distribution and Trust	0.74%
Natixis Target Retirement 2015 Fund	0.08%
Natixis Target Retirement 2020 Fund	0.08%
Natixis Target Retirement 2025 Fund	0.12%
Natixis Target Retirement 2030 Fund	0.17%
Natixis Target Retirement 2035 Fund	0.15%
Natixis Target Retirement 2040 Fund	0.10%
Natixis Target Retirement 2045 Fund	0.06%
1.86%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,853
Limited Term Government and Agency Fund	1,972
93 |

Notes to Financial Statements (continued)
September 30, 2024
i. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended September 30, 2024, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of September 30, 2024	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$ —	$133,847,928	$ —	$ —	$17,757,637	$151,605,565	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$403,492	$28,319	$38,016	$5,009,038
Global Allocation Fund	490,799	230,796	6,376	1,694,779
Growth Fund	959,126	89,792	14,543	10,526,613
Intermediate Duration Bond Fund	3,545	609	1,853	192,482
Limited Term Government and Agency Fund	190,414	6,676	1,972	454,622
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2024, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $33,700,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $6,019.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
| 94

Notes to Financial Statements (continued)
September 30, 2024
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of September 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	5.37%
Growth Fund	1	11.36%
Intermediate Duration Bond Fund	5	70.60%
Limited Term Government and Agency Fund	1	8.25%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,896,197	$100,999,451	11,357,305	$130,223,433
Issued in connection with the reinvestment of distributions	935,231	10,603,418	869,581	9,938,436
Redeemed	(10,739,004)	(121,688,504)	(16,060,576)	(184,384,945)
Net change	(907,576)	$(10,085,635)	(3,833,690)	$(44,223,076)
Class C
Issued from the sale of shares	386,000	$4,374,416	357,507	$4,114,433
Issued in connection with the reinvestment of distributions	67,150	761,463	76,079	870,566
Redeemed	(1,203,189)	(13,621,891)	(1,998,166)	(22,822,620)
Net change	(750,039)	$(8,486,012)	(1,564,580)	$(17,837,621)
Class N
Issued from the sale of shares	61,252,701	$705,632,232	66,972,306	$777,684,789
Issued in connection with the reinvestment of distributions	7,320,952	83,867,294	6,158,589	71,024,752
Redeemed	(70,396,497)	(806,515,643)	(57,778,078)	(669,470,666)
Net change	(1,822,844)	$(17,016,117)	15,352,817	$179,238,875
Class Y
Issued from the sale of shares	168,527,582	$1,928,461,770	175,407,125	$2,034,481,891
Issued in connection with the reinvestment of distributions	14,644,789	167,721,063	10,358,184	119,421,605
Redeemed	(117,231,012)	(1,338,784,933)	(110,384,583)	(1,272,938,219)
Net change	65,941,359	$757,397,900	75,380,726	$880,965,277
Increase from capital share transactions	62,460,900	$721,810,136	85,335,273	$998,143,455
95 |

Notes to Financial Statements (continued)
September 30, 2024
12.Capital Shares (continued).

	Year Ended September 30, 2024		Year Ended September 30, 2023
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,769,034	$90,310,697	3,389,851	$71,361,898
Issued in connection with the reinvestment of distributions	568,298	13,014,029	1,584,011	31,205,007
Redeemed	(4,150,610)	(98,953,766)	(7,011,580)	(149,010,976)
Net change	186,722	$4,370,960	(2,037,718)	$(46,444,071)
Class C
Issued from the sale of shares	625,294	$14,500,478	777,798	$15,680,854
Issued in connection with the reinvestment of distributions	385,461	8,457,002	1,249,698	23,769,266
Redeemed	(3,786,277)	(86,658,652)	(5,208,741)	(106,549,675)
Net change	(2,775,522)	$(63,701,172)	(3,181,245)	$(67,099,555)
Class N
Issued from the sale of shares	1,550,741	$37,188,325	1,581,514	$33,910,780
Issued in connection with the reinvestment of distributions	412,093	9,560,563	960,857	19,169,099
Redeemed	(3,125,624)	(76,645,189)	(2,419,236)	(52,220,251)
Net change	(1,162,790)	$(29,896,301)	123,135	$859,628
Class Y
Issued from the sale of shares	9,672,545	$232,890,606	11,651,567	$249,069,549
Issued in connection with the reinvestment of distributions	2,491,406	57,775,714	6,812,550	135,842,251
Redeemed	(17,804,379)	(430,937,975)	(36,342,744)	(779,023,281)
Net change	(5,640,428)	$(140,271,655)	(17,878,627)	$(394,111,481)
Decrease from capital share transactions	(9,392,018)	$(229,498,168)	(22,974,455)	$(506,795,479)
| 96

Notes to Financial Statements (continued)
September 30, 2024
12.Capital Shares (continued).

	Year Ended September 30, 2024		Year Ended September 30, 2023
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	13,398,629	$286,482,973	25,307,103	$429,030,222
Issued in connection with the reinvestment of distributions	1,793,483	36,891,954	3,080,126	45,431,858
Redeemed	(10,791,043)	(241,033,217)	(58,359,545)	(987,390,432)
Net change	4,401,069	$82,341,710	(29,972,316)	$(512,928,352)
Class C
Issued from the sale of shares	1,789,111	$32,977,890	1,427,876	$22,531,190
Issued in connection with the reinvestment of distributions	283,961	4,881,292	596,956	7,503,741
Redeemed	(1,898,440)	(35,659,087)	(1,891,889)	(28,339,214)
Net change	174,632	$2,200,095	132,943	$1,695,717
Class N
Issued from the sale of shares	8,709,843	$217,640,640	9,723,730	$196,959,490
Issued in connection with the reinvestment of distributions	1,035,470	23,732,974	3,273,160	53,254,325
Redeemed	(13,460,136)	(326,380,825)	(16,922,957)	(345,813,738)
Net change	(3,714,823)	$(85,007,211)	(3,926,067)	$(95,599,923)
Class Y
Issued from the sale of shares	119,507,577	$2,958,476,463	145,614,231	$2,904,813,412
Issued in connection with the reinvestment of distributions	21,411,762	489,686,993	50,233,839	816,299,889
Redeemed	(119,148,322)	(2,986,612,224)	(185,161,203)	(3,717,011,614)
Redeemed in-kind (Note 13)	—	—	(10,072,998)	(191,588,419)
Net change	21,771,017	$461,551,232	613,869	$(187,486,732)
Increase (decrease) from capital share transactions	22,631,895	$461,085,826	(33,151,571)	$(794,319,290)
97 |

Notes to Financial Statements (continued)
September 30, 2024
12.Capital Shares (continued).

	Year Ended September 30, 2024		Year Ended September 30, 2023
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	37,428	$350,424	162,767	$1,527,536
Issued in connection with the reinvestment of distributions	11,025	103,176	42,793	399,890
Redeemed	(509,476)	(4,797,131)	(1,383,949)	(12,973,971)
Net change	(461,023)	$(4,343,531)	(1,178,389)	$(11,046,545)
Class C
Issued from the sale of shares	38,295	$366,440	86,200	$813,282
Issued in connection with the reinvestment of distributions	2,574	24,316	1,755	16,435
Redeemed	(40,583)	(389,907)	(30,766)	(292,234)
Net change	286	$849	57,189	$537,483
Class N
Issued from the sale of shares	429,618	$4,038,837	4,504,771	$41,858,306
Issued in connection with the reinvestment of distributions	257,436	2,419,149	99,571	924,081
Redeemed	(886,737)	(8,304,185)	(581,767)	(5,430,564)
Net change	(199,683)	$(1,846,199)	4,022,575	$37,351,823
Class Y
Issued from the sale of shares	2,743,485	$25,828,178	10,622,669	$99,573,320
Issued in connection with the reinvestment of distributions	1,037,979	9,746,189	1,030,869	9,604,346
Redeemed	(13,366,582)	(125,518,459)	(8,626,109)	(80,519,563)
Net change	(9,585,118)	$(89,944,092)	3,027,429	$28,658,103
Increase (decrease) from capital share transactions	(10,245,538)	$(96,132,973)	5,928,804	$55,500,864
| 98

Notes to Financial Statements (continued)
September 30, 2024
12.Capital Shares (continued).

	Year Ended September 30, 2024		Year Ended September 30, 2023
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,761,835	$29,525,169	2,652,652	$28,284,400
Issued in connection with the reinvestment of distributions	637,292	6,830,733	607,403	6,478,043
Redeemed	(5,734,764)	(61,428,874)	(6,626,486)	(70,703,766)
Net change	(2,335,637)	$(25,072,972)	(3,366,431)	$(35,941,323)
Class C
Issued from the sale of shares	189,942	$2,029,979	216,846	$2,300,977
Issued in connection with the reinvestment of distributions	17,623	188,304	22,066	234,758
Redeemed	(471,874)	(5,029,451)	(762,968)	(8,118,114)
Net change	(264,309)	$(2,811,168)	(524,056)	$(5,582,379)
Class N
Issued from the sale of shares	1,631,653	$17,552,150	3,011,128	$32,301,122
Issued in connection with the reinvestment of distributions	194,303	2,090,085	140,941	1,507,954
Redeemed	(941,379)	(10,116,770)	(679,452)	(7,286,871)
Net change	884,577	$9,525,465	2,472,617	$26,522,205
Class Y
Issued from the sale of shares	19,625,748	$210,811,941	27,925,195	$299,329,524
Issued in connection with the reinvestment of distributions	1,262,732	13,578,395	1,144,373	12,243,193
Redeemed	(21,985,119)	(236,174,646)	(29,148,521)	(311,660,863)
Net change	(1,096,639)	$(11,784,310)	(78,953)	$(88,146)
Decrease from capital share transactions	(2,812,008)	$(30,142,985)	(1,496,823)	$(15,089,643)
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2023, Growth Fund participated in a redemption in-kind transaction.
99 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II and Shareholders of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund and Loomis Sayles Limited Term Government and Agency Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Core Plus Bond Fund (one of the funds constituting Natixis Funds Trust I), Loomis Sayles Intermediate Duration Bond Fund (one of the funds constituting Loomis Sayles Funds I), and Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund and Loomis Sayles Limited Term Government and Agency Fund (three of the funds constituting Loomis Sayles Funds II) (hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2024
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
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2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended September 30, 2024, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Global Allocation Fund	41.20%
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Growth Fund
Global Allocation Fund
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2024, unless subsequently determined to be different.
Fund	Amount
Global Allocation Fund	$102,970,810
Growth Fund	716,390,559
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and Loomis Sayles Core Plus Bond Fund’s advisory administrator (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined by the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed throughout the year on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Advisers’ policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Core Plus Bond Fund	66%	50%	37%
Loomis Sayles Global Allocation Fund	2%	58%	9%
Loomis Sayles Growth Fund	7%	9%	17%
Loomis Sayles Intermediate Duration Bond Fund	55%	100%	50%
Loomis Sayles Limited Term Government and Agency Fund	12%	23%	7%
In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant performance benchmark for the one-year period ended December 31, 2023; (3) that the Fund had outperformed its relevant performance benchmark for all periods; (4) that the average duration of funds in the Fund’s category is considerably shorter than that of the Fund, as a result of the Fund’s mandate, such that its performance relative to its category would be expected to lag in certain market conditions; (5) that the Fund’s shorter-term (one-year) performance has been strong relative to its category; and (6) that the Fund’s long-term (five-year and 10-year) performance was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of
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such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for Loomis Sayles Core Plus Bond Fund, Loomis Sayles Intermediate Duration Bond Fund, and Loomis Sayles Limited Term Government and Agency Fund under their respective expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Global Allocation Fund and Loomis Sayles Growth Fund were below each Fund’s expense limitation. The Trustees also noted that the total advisory fee rate for each of the Funds was below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Global Allocation Fund and Loomis Sayles Limited Term Government and Agency Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
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Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreements should be continued through June 30, 2025.
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Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/25
6031448.2.1
LSIF58A-0924

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a) (3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	November 22, 2024

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	November 22, 2024